As filed with the Securities and Exchange Commission on February 17, 2021
Securities Act File No. [ ]
Investment Company File No. [ ]

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No.	☐

(Check appropriate box or boxes)

PUTNAM ETF TRUST

(Exact name of Registrant as specified in its charter)

100 Federal Street
Boston, MA 02110
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 292-1000

Robert Burns
Putnam ETF Trust
100 Federal Street
Boston, MA 02110
(Name and Address of Agent for Service)
Copy to:
Jon S. Rand, Esq.
Jeremy Senderowicz, Esq.
Dechert LLP
1095 Avenue of the Americas

New York, New York 10036-6797

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PRELIMINARY PROSPECTUS	SUBJECT TO COMPLETION	[•], 2021
FUND SYMBOL	Putnam Focused Large Cap Growth ETF
[•]	[•]

Principal U.S. Listing Exchange: [•]

Putnam Focused Large Cap Growth ETF

Prospectus

[ ], 2021

This ETF is different from traditional ETFs.

Traditional ETFs tell the public what assets they hold each day. This ETF will not. This may create additional risks for your investment. For example:

•	You may have to pay more money to trade the ETF’s shares. This ETF will provide less information to traders, who tend to charge more for trades when they have less information.
•	The price you pay to buy ETF shares on an exchange may not match the value of the ETF’s portfolio. The same is true when you sell shares. These price differences may be greater for this ETF compared to other ETFs because it provides less information to traders.
•	These additional risks may be even greater in bad or uncertain market conditions.
•	The ETF will publish on its website each day a “Tracking Basket” designed to help trading in shares of the ETF. While the Tracking Basket includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.

The differences between this ETF and other ETFs may also have advantages. By keeping certain information about the ETF secret, the ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the ETF’s performance. If other traders are able to copy or predict the ETF’s investment strategy, however, this may hurt the ETF’s performance.

For additional information regarding the unique attributes and risks of this ETF, see the sections entitled “Principal investment risks” (in the Fund summary section and in the Fund details section under “Investment details”) and “Additional information about the fund” (in the Fund details section under “Shareholder information”) below.

Investment Category: [•] This prospectus explains what you should know about this fund before you invest. Please read it carefully.

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) nor has the SEC passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

Fund summary

Fund details

Investment details

Fund management

Shareholder information

Distribution plans and payments to dealers

Fund distributions and taxes

Fund summary

Investment objective

Putnam Focused Large Cap Growth ETF seeks capital appreciation.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

	Management fees	Distribution and service (12b-1) fees	Other expenses+	Total annual fund operating expenses
Putnam Focused Large Cap Growth ETF	[•]%	None	[•]%	[•]%

+ Based on estimated amounts for the current fiscal year.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

	1 year	3 years
Putnam Focused Large Cap Growth ETF	$[•]	$[•]

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate will be available after the fund completes its first fiscal year.

Principal investment strategies

The fund invests mainly in common stocks of large U.S. companies, with a focus on growth stocks. Under normal circumstances, the fund invests at least 80% of the fund’s net assets in companies of a size similar to those in the Russell 1000 Growth Index. This policy may be changed only after 60 days’ notice to shareholders. Growth stocks are stocks of companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. The fund’s investment manager, Putnam Investment Management, LLC (Putnam Management) may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

The fund is “non-diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund. The fund expects to invest in a limited number of issuers.

The fund is an actively managed ETF that operates pursuant to an exemptive order from the Securities and Exchange Commission (Order) and is not required to publicly disclose its complete portfolio holdings each business day. Instead, the fund publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the fund but is not the fund’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings (Strategy Components); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the fund invests (Representative ETFs); and (3) cash and cash equivalents. For additional information regarding the Tracking Basket, see “Additional information about the fund – Tracking basket structure” in the prospectus.

The fund also publishes each business day on its website the “Tracking Basket Weight Overlap,” which is the percentage weight overlap between the holdings of the prior business day’s Tracking Basket compared to the holdings of the fund that formed the basis for the fund’s calculation of net asset value per share (NAV) at the end of the prior business day. The Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar the Tracking Basket is to the fund’s actual portfolio in percentage terms.

Principal investment risks

•	Tracking Basket structure risk. The fund’s Tracking Basket structure may affect the price at which shares of the fund trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the fund at or close to the fund’s NAV per share, there is a risk that market prices will vary significantly from NAV. ETFs trading on the basis of a published Tracking Basket may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although the fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders, such as front running the fund’s trades of portfolio securities.

•	Arbitrage risk. Unlike ETFs that publicly disclose their complete portfolio holdings each business day, the fund provides certain other information intended to allow market participants to estimate the value of positions in fund shares. Although this information is designed to facilitate arbitrage opportunities in fund shares to reduce bid/ask spread and minimize discounts or premiums between the market price and NAV of fund shares, there is no guarantee the fund’s arbitrage mechanism will operate as intended and that the fund will not experience wide bid/ask spreads and/or large discount or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the fund’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the fund’s performance.

•	Fluctuation of NAV and share price risk. Shares may trade at a larger premium or discount to the NAV than shares of other ETFs, including ETFs that make their daily holdings public. The NAV of the fund will generally fluctuate with changes in the market value of the fund’s holdings. The fund’s shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund’s shares may result in the fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.

•	Trading issues risk. The fund has no public trading history and will operate differently from other actively managed ETFs that publish their portfolio holdings on a daily basis. There can be no assurance that an active trading market will develop or be maintained or that the market for fund shares will operate as intended, which could lead to the fund’s shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs that publish their portfolio holdings on a daily basis, particularly during periods of market disruption or volatility. As a result, it may cost investors more to trade fund shares than shares of other ETFs. There is no guarantee that the fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units.

•	Trading halt risk. There may be circumstances where a security held in the fund’s portfolio but not in the Tracking Basket does not have readily available market quotations. If Putnam Management determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the fund’s portfolio, will be publicly disclosed on the fund’s website and Putnam Management will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the fund and its shareholders. In addition, if securities representing 10% or more of the fund’s portfolio do not have readily available market quotations, Putnam Management would promptly request the exchange to halt trading on the fund, meaning that investors would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.

•	Authorized participant concentration risk. The fund may have a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/ or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for fund shares or fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing. This risk may be heightened due to the fact that the fund does not disclose its portfolio holdings daily, unlike certain other actively managed ETFs, and could be greater during market disruptions or periods of volatility.

•	Market risk. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment.

•	Common stock risk. Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs.

•	Growth investing risk. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.

•	Industry or sector concentration risk. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors.

•	Non-Diversified risk. As a non-diversified fund, the fund invests in fewer issuers and is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds.

•	Management and operational risk. There is no guarantee that the investment techniques, analyses, or judgments that Putnam Management applies in making investment decisions for the fund will produce the intended outcome or that the investments Putnam Management selects for the fund will perform as well as other securities that were not selected for the fund. Putnam Management, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund. The fund may not achieve its goal, and it is not intended to be a complete investment program.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is important to understand that you can lose money by investing in the fund.

Performance

Performance information will be available after the fund completes a full calendar year of operation.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

[Richard Bodzy] [Portfolio Manager, Analyst], portfolio manager of the fund since 2021	[Gregory McCullough] [Assistant Portfolio Manager, Analyst], portfolio manager of the fund since 2021

Sub-advisors

Putnam Investments Limited*

*Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

Purchase and sale of fund shares

Shares of the fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker or dealer at market price. These transactions, which do not involve the fund, are made at market prices that may vary throughout the day, rather than at net asset value (NAV). Shares of the fund may trade at a price greater than the fund’s NAV (premium) or less than the fund’s NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling fund shares in the secondary market (the “bid-ask spread”). Recent information, including information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spread, is available at putnam.com.

Tax information

The fund’s distributions will be taxed as ordinary income or capital gains unless you hold the shares through a tax-advantaged arrangement, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Financial intermediary compensation

The fund and its related companies may pay intermediaries, which may include banks, broker/dealers, or financial professionals, for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s website for more information.

Fund details

Investment details

Investment objective

Putnam Focused Large Cap Growth ETF seeks capital appreciation.

Principal investment strategies

The fund invests mainly in common stocks of large U.S. companies, with a focus on growth stocks. Growth stocks are stocks of companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. Under normal circumstances, the fund invests at least 80% of the fund’s net assets in companies of a size similar to those in the Russell 1000 Growth Index. This policy may be changed only after 60 days’ notice to shareholders. The fund’s investment manager, Putnam Investment Management, LLC (Putnam Management) may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

The fund is “non-diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund. The fund expects to invest in a limited number of issuers.

The fund is an actively managed ETF that operates pursuant to an exemptive order from the Securities and Exchange Commission (Order) and is not required to publicly disclose its complete portfolio holdings each business day. Instead, the fund publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the fund but is not the fund’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings (Strategy Components); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the fund invests (Representative ETFs); and (3) cash and cash equivalents. For additional information regarding the Tracking Basket, see “Additional information about the fund – Tracking basket structure” in the prospectus.

The fund also publishes each business day on its website the “Tracking Basket Weight Overlap,” which is the percentage weight overlap between the holdings of the prior business day’s Tracking Basket compared to the holdings of the fund that formed the basis for the fund’s calculation of net asset value per share (NAV) at the end of the prior business day. The Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar the Tracking Basket is to the fund’s actual portfolio in percentage terms.

Shareholders should be aware that investments made by the fund and results achieved by the fund at any given time are not expected to be the same as those made by other funds for which Putnam Management acts as investment manager, including funds with names, investment objectives, and policies that are similar to the fund.

Permitted investment types

Under the terms of the Order, the fund’s investments are limited to the following: ETFs, notes, common stocks, preferred stocks, ADRs, real estate investment trusts, commodity pools, metals trusts, and currency trusts, in each case that are traded on a U.S. securities exchange; common stocks listed on a foreign exchange that trade on such exchange contemporaneously with the fund’s shares; exchange-traded futures (where the future contract’s reference asset is an asset that the fund could invest in directly, or in the case of an index future, is based on an index of a type of asset that the fund could invest in directly) that are traded on a U.S. futures exchange contemporaneously with the fund’s shares; and cash and cash equivalents (which are short-term U.S. Treasury securities, government money market funds, and repurchase agreements) (Permitted Investment Types). In addition to the main investment strategies described above under “Principal investment strategies,” the fund may invest in any of the Permitted Investment Types.

Principal investment risks

The principal and certain additional risks of investing in the fund are described below. These risks and other factors may adversely affect the fund’s NAV, market price and performance. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may not achieve its investment objective, and it is not intended to be a complete investment program. The fund’s Statement of Additional Information (SAI) contains additional information about the fund’s investment policies and risks.

•	Tracking Basket structure risk. The fund’s Tracking Basket structure may affect the price at which shares of the fund trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the fund at or close to the underlying NAV per share of the fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV of the fund. ETFs trading on the basis of a published Tracking Basket may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade. In addition, although the fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders, such as front running the fund’s trades of portfolio securities.

•	Arbitrage risk. Unlike ETFs that publicly disclose their complete portfolio holdings each business day, the fund discloses the Tracking Basket and Tracking Basket Weight Overlap, which is intended to allow market participants to estimate the value of positions in fund shares. Although this information is designed to facilitate arbitrage opportunities in fund shares to reduce bid/ask spread and minimize discounts or premiums between the market price and NAV of fund shares, there is no guarantee the fund’s arbitrage mechanism will operate as intended and that the fund will not experience wide bid/ask spreads and/or large discounts or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the fund’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the fund’s performance. These practices may include front running (trading ahead of the fund) or free riding (mirroring the fund’s strategies).

•	Fluctuation of NAV and share price risk. Shares may trade at a larger premium or discount to the NAV than shares of other ETFs, including ETFs that make their daily holdings public. The NAV of the fund’s shares will generally fluctuate with changes in the market value of the fund’s holdings. The fund’s shares are listed on an exchange and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in accordance with changes in NAV and supply and demand on the listing exchange. Although disclosure of the Tracking Basket and Tracking Basket Weight Overlap is designed to facilitate the arbitrage process to permit the shares of the fund to trade at market prices that are at or close to NAV, it is possible that the market price and NAV will vary significantly. As a result, you may sustain losses if you pay more than the shares’ NAV when you purchase shares, or receive less than the shares’ NAV when you sell shares, in the secondary market. During periods of disruptions to creations and redemptions, the existence of extreme market volatility, or lack of an active trading market for the fund’s shares, the market price of fund shares is more likely to differ significantly from the fund’s NAV. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the fund. Disruptions at market makers, authorized participants or market participants may also result in significant differences between the market price of the fund’s shares and the fund’s NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.

The market price of shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers, or other participants that trade the particular security. In times of severe market disruption or volatility, the bid/ask spread can increase significantly. At those times, shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares.

•	Trading issues risk. The fund has no public trading history and will operate differently from other actively managed ETFs that publish their portfolio holdings on a daily basis. Although shares are listed on an exchange, there can be no assurance that an active trading market or requirements to remain listed will be met or maintained, or that the market for fund shares will operate as intended. If the market does not operate as intended, it could lead to the fund’s shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs that publish their portfolio holdings on a daily basis, particularly during periods of market disruption or volatility. As a result, it may cost investors more to trade fund shares than shares of other ETFs.

Only an authorized participant may engage in creation or redemption transactions directly with the fund. There is no guarantee that the fund will be able to attract market makers and authorized participants. There are no obligations of market makers to make a market in the fund’s shares or of authorized participants to submit purchase or redemption orders for Creation Units. In addition, trading of shares in the secondary market may be halted, for example, due to activation of marketwide “circuit breakers.” If trading halts or an unanticipated early closing of the listing exchange occurs, a shareholder may be unable to purchase or sell shares of the fund.

If the fund’s shares are delisted from the listing exchange, Putnam Management may seek to list the fund shares on another market, merge the fund with another exchange-traded fund or traditional mutual fund, or redeem the fund shares at NAV.

Shares of the fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

•	Trading halt risk. There may be circumstances where a security held in the fund’s portfolio but not in the Tracking Basket does not have readily available market quotations. If Putnam Management determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the fund’s portfolio, will be publicly disclosed on the fund’s website and Putnam Management will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the fund and its shareholders. In addition, if securities representing 10% or more of the fund’s portfolio do not have readily available market quotations, Putnam Management would promptly request the exchange to halt trading on the fund, meaning that investors would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.

•	Authorized participant concentration risk. The fund may have a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/or redemption transactions. Decisions by market makers or authorized participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of authorized participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund’s portfolio securities and the market price of fund shares. To the extent no other authorized participants are able to step forward to create or redeem, shares may trade at a discount to NAV and possibly face delisting. The authorized participant concentration risk may be heightened due to the fact that the fund does not disclose its portfolio holdings daily, unlike certain other actively managed ETFs, and could be greater during market disruptions or periods of market volatility and in scenarios where authorized participants have limited or diminished access to the capital required to post collateral.

•	Market risk. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions; investor sentiment and market perceptions (including perceptions about monetary policy, interest rates or the risk of default); government actions (including protectionist measures, intervention in the financial markets or other regulation, and changes in fiscal, monetary or tax policies); geopolitical events or changes (including natural disasters, epidemics or pandemics, terrorism and war); and factors related to a specific issuer, geography, industry or sector. Foreign financial markets have their own market risks, and they may be more or less volatile than U.S. markets and may move in different directions. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. During those periods, the fund may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund.

•	Common stock risk. Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

•	Growth investing risk. Stocks of companies Putnam Management believes are fast-growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If Putnam Management’s assessment of the prospects for a company’s earnings growth is wrong, or if Putnam Management’s judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or may not approach the value that Putnam Management has placed on it. In addition, growth stocks, at times, may not perform as well as value stocks or the stock market in general, and may be out of favor with investors for varying periods of time.

•	Industry or sector concentration risk. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those companies, industries or sectors.

•	Non-diversified risk. As a non-diversified fund, the fund invests in fewer issuer and is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds. Moreover, the gains and losses on a single investment may have a greater impact on the fund’s NAV and may make the fund more volatile than more diversified funds.

•	Management and operational risk. The fund is actively managed and its performance will reflect, in part, Putnam Management’s ability to make investment decisions that seek to achieve the fund’s investment objective. There is no guarantee that the investment techniques, analyses, or judgments that Putnam Management applies in making investment decisions for the fund will produce the intended outcome or that the investments Putnam Management selects for the fund will perform as well as other securities that were not selected for the fund. As a result, the fund may underperform its benchmark or other funds with a similar investment goal and may realize losses. In addition, Putnam Management, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund. Although service providers are required to have appropriate operational risk management policies and procedures, and to take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect the fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

•	Portfolio turnover rate risk. A fund with a high rate of portfolio turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. A fund with a high rate of portfolio turnover may also pay more brokerage commissions and may be more likely to incur other transaction costs (including imputed transaction costs), which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transactions costs it incurs will vary over time based on market conditions.

Temporary defensive strategies

In response to adverse market, economic, political or other conditions, Putnam Management may take temporary defensive positions, such as investing some or all of the fund’s assets in cash and cash equivalents, that differ from the fund’s usual investment strategies. However, Putnam Management may choose not to use these temporary defensive strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal. Additionally, while temporary defensive strategies are mainly designed to limit losses, such strategies may not work as intended.

Fund management

Investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business.

[The fund pays an annual all-inclusive management fee of [•]% to Putnam Management based on the fund’s average daily net assets. The management fee is calculated and accrued daily. The management fee covers investment management services, as well as ordinary and recurring operating expenses (except certain expenses), which are paid out of the management fee. The following expenses are not paid out of the management fee and thus are borne separately by the fund: [•].]

Putnam Management’s address is 100 Federal Street, Boston, MA 02110.

Putnam Management has retained its affiliate PIL to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. PIL is not currently managing any fund assets. [If PIL were to manage any fund assets, Putnam Management (and not the fund) would pay a quarterly sub-management fee to PIL for its services at the annual rate of [•]% of the average NAV of any fund assets managed by PIL.] PIL, which provides a full range of international investment advisory services to institutional clients, is located at 16 St James’s Street, London, England, SW1A 1ER.

Pursuant to this arrangement, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

A discussion about the factors considered by the fund’s Board of Trustees and its conclusions in approving the investment management and sub-advisory agreements for the fund will appear in the fund’s [annual/semi-annual] report to shareholders for the period ended [•], when available.

Portfolio managers

The officers of Putnam Management identified below are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio manager	Joined fund	Employer	Positions over past five years
[Richard Bodzy]	2021	Putnam Management [2009]-Present	[Portfolio Manager, Analyst] [Previously Analyst]
Assistant portfolio manager	Joined fund	Employer	Positions over past five years
[Gregory McCullough]	2021	Putnam Management [2019]-Present	[Portfolio Manager, Analyst]
		[Loomis, Sayles & Company] [2008-2019]	[Vice President, Senior Equity Analyst]

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

Shareholder information

Valuation of fund shares

The price of the fund’s shares is based on its NAV. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the scheduled close of regular trading on the NYSE each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value, which may differ from recent market prices. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or if, in the case of a security traded on a market that closes before the NYSE closes, material information about the issuer becomes available after the close of the relevant market.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 4:00 p.m. Eastern Time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV.

Additional information about the fund

The fund is an actively managed ETF that operates pursuant to the Order. Like other ETFs, shares of the fund are generally purchased and redeemed in creation unit aggregations through authorized participants, shares of the fund are listed and traded on a stock exchange, and individual investors can purchase or sell shares in less than creation unit sizes and for cash in the secondary market through a broker. The fund’s creation units generally can be purchased or redeemed in-kind in exchange for the Strategy Components included in the fund’s Tracking

Basket, together with an amount of cash corresponding to the value of the Representative ETFs and cash and cash equivalents that form the remainder of the Tracking Basket.

Tracking basket structure

However, the fund has some unique features that differentiate it from other ETFs. As described above, the fund does not disclose its complete portfolio holdings each business day, and instead, the fund discloses other information to the market that is designed to facilitate arbitrage opportunities in fund shares to maintain efficient secondary market trading of shares. On each business day before the commencement of trading in shares on the listing exchange, the fund publishes on its website a Tracking Basket that is designed to closely track the daily performance of the fund. The Tracking Basket is comprised of Strategy Components (select recently disclosed portfolio holdings), Representative ETFs (liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the fund invests), and cash and cash equivalents. Representative ETFs are selected for inclusion in the Tracking Basket such that, when aggregated with the other Tracking Basket components, the Tracking Basket corresponds to the fund’s overall holdings exposure. Representative ETFs may constitute no more than 50% of the Tracking Basket’s assets on each business day at the time that the Tracking Basket is published.

The Tracking Basket is constructed utilizing a proprietary optimization process to minimize daily deviations in return of the Tracking Basket relative to the fund and is used to facilitate the creation/redemption process and arbitrage. The Tracking Basket is typically expected to be rebalanced on schedule with the public disclosure of the fund’s holdings; however, a new Tracking Basket may be generated as frequently as daily. In determining whether to rebalance the Tracking Basket, Putnam Management will consider various factors, including liquidity of the securities in the Tracking Basket, tracking error of the Tracking Basket relative to the fund, and the cost to create and trade the Tracking Basket.

Tracking basket weight overlap

In addition to disclosure of the Tracking Basket, the fund publishes the “Tracking Basket Weight Overlap” on its website on each business day before the commencement of trading in shares on the listing exchange. The Tracking Basket Weight Overlap is the percentage weight overlap between the holdings of the prior day’s Tracking Basket compared to the holdings of the fund that formed the basis for the fund’s calculation of NAV at the end of the prior business day. It is calculated by taking the lesser weight of each asset held in common between the fund’s portfolio and the Tracking Basket, and adding the totals. The Tracking Basket Weight Overlap is intended to provide investors with an understanding of the degree to which the Tracking Basket and the fund’s portfolio overlap and help investors evaluate the risk that the performance of the Tracking Basket may deviate from the performance of the portfolio holdings of the fund.

Information on the fund’s website

Investors can access information about the Tracking Basket and Tracking Basket Weight Overlap for each business day on putnam.com. The fund discloses its complete portfolio holdings, including the name, identifier, market value and weight of each security and instrument in the portfolio, on putnam.com on a monthly basis with a 30-day lag. Recent information, including information regarding the fund’s NAV, market price, premiums and discounts, and bid/ask spread, is also available at putnam.com.

Buying and selling shares in the secondary market

Shares of the fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker. The fund does not impose any minimum investment for shares of the fund purchased on an exchange. These transactions are made at market prices that may vary throughout the day and may be greater than the fund’s NAV (premium) or less than the fund’s NAV (discount). As a result, you may pay more than NAV when you purchase shares, and receive less than NAV when you sell shares, in the secondary market. If you buy or sell shares in the secondary market, you will generally incur customary brokerage commissions and charges and you may also incur the cost of the spread between the price at which a dealer will buy fund shares and the somewhat higher price at which a dealer will sell shares. Due to such commissions and charges and spread costs, frequent trading may detract significantly from investment returns.

The fund is designed to offer investors an investment that can be bought and sold frequently in the secondary market without impact on the fund, and such trading activity is designed to enable the market price of fund shares to remain at or close to NAV. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading by these investors.

The fund accommodates frequent purchases and redemptions of creation units by authorized participants and does not place a limit on purchases or redemptions of creation units by these investors. The fund reserves the right, but does not have the obligation, to reject any purchase or redemption transaction (subject to legal and regulatory limits regarding redemption transactions) at any time. In addition, the fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Precautionary notes

Note to registered investment companies

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of the fund. Putnam Management has obtained an SEC exemptive order that allows registered investment companies to invest in the shares of the fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including the requirement to enter into a participation agreement with the fund.

Note to authorized participants regarding continuous offering

Certain legal risks may exist that are unique to authorized participants purchasing creation units directly from the fund. Because new creation units may be issued on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933 (the Securities Act), could be occurring. As a broker-dealer, certain activities that you perform may, depending on the circumstances, result in your being deemed a participant in a distribution, in a manner which could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act.

For example, you may be deemed a statutory underwriter if you purchase creation units from the fund, break them down into individual fund shares, and sell such shares directly to customers, or if you choose to couple the creation of a supply of new fund shares with an active selling effort involving solicitation of secondary market demand for fund shares. A determination of whether a person is an underwriter for purposes of the Securities Act depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, you should note that dealers who are not underwriters but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus-delivery obligation with respect to shares of the fund are reminded that, under Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Certain affiliates of the fund may purchase and resell fund shares pursuant to this prospectus.

Note to secondary market investors

The Depository Trust Company (DTC), a limited trust company and securities depository that facilitates the clearance and settlement of trades for its participating banks and broker-dealers, has executed an agreement with Foreside Fund Services, LLC (Foreside), the Fund’s distributor. DTC, or its nominee, is the registered owner of all outstanding shares of the fund. Putnam Management will not have any record of your ownership. Your ownership of shares will be shown on the records of DTC and the DTC participant broker through which you hold the shares.

Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information. Your broker will also be responsible for distributing income and capital gain distributions and for sending you shareholder reports and other information as may be required.

Costs associated with creations and redemptions

The fund may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units of shares. Information about the procedures regarding creation and redemption of creation units and the applicable transaction fees is included in the SAI.

Distribution plans and payments to dealers

Principal distributor

Foreside distributes creation units for the fund on an agency basis, does not maintain a secondary market in shares of the fund, and has no role in determining the investment policies of the fund or the securities that are purchased or sold by the fund. Foreside is not affiliated with Putnam Management, PIL, or any other service provider for the fund.

Foreside’s address is Three Canal Plaza, Suite 100, Portland, ME 04101.

Intermediaries may receive from Putnam Management, Foreside, and/or their respective affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares. These payments are described in more detail in this section and in the SAI.

Distribution and service plan(s)

The fund has adopted a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act that authorizes the fund to pay distribution fees in connection with the sale and distribution of its shares and service fees in connection with the provision of ongoing shareholder support services. No Rule 12b-1 fees are currently paid by the fund, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the fund.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or Foreside. This prospectus and the related SAI do not constitute an offer by the fund or by Foreside to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Fund distributions and taxes

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments and distributes these gains (less any losses) as capital gain distributions. If you purchased your shares in the secondary market, your broker is responsible for distributing the income and capital gain distributions to you. The fund normally pays dividends, if any, quarterly in [•] and capital gain distributions in [•].

For federal income tax purposes, distributions of net investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned (or is deemed to have owned) the investments that generated them, rather than by how long you have owned (or are deemed to have owned) your shares. Distributions that the fund properly reports to you as gains from investments that the fund owned for more than one year are generally taxable to you as long-term capital gains includible in net capital gain and taxed to individuals at the reduced rates. Distributions of gains from investments that the fund owned for one year or less and gains on the sale of or payment on bonds characterized as market discount are generally taxable to you as ordinary income. Distributions that the fund properly reports to you as “qualified dividend income” are taxable at the reduced rates applicable to your net capital gain provided that both you and the fund meet certain holding period and other requirements. [Distributions are taxable in the manner described in this paragraph whether you receive them in cash or reinvest them in additional shares of this fund or other Putnam funds.]

Distributions by the fund to retirement plans that qualify for tax-advantaged treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.

[Unless you are investing through a tax-advantaged retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution because doing so may cost you money in taxes. Distributions are taxable to you even if they are paid from income or gains earned by the fund before your investment (and thus were included in the price you paid). Contact your financial representative or Putnam to find out the distribution schedule for your fund.]

Other tax considerations

Unlike other ETFs, the securities in the fund’s Tracking Basket exchanged for a creation unit will not correspond pro rata to the positions in the fund’s portfolio, and the fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the fund may be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the fund had effected redemptions wholly on an in-kind basis. If investors buy shares when the fund has realized but not yet distributed income or capital gains, they will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution. Any taxable distributions investors receive will normally be taxable to them when they receive them.

Taxes on transactions

Purchases and sales of shares, as well as purchases and redemptions of creation units, may result in a capital gain or loss for federal tax purposes.

The above is a general summary of the tax implications of investing in the fund. Please refer to the SAI for further details. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund. The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and the SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

For more information about Putnam Focused Large Cap Growth ETF

The fund’s SAI includes, and the fund’s annual and semiannual reports to shareholders will include when available, additional information about the fund. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581. You may access reports (when available) and other information about the fund on the EDGAR Database on the Securities and Exchange Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov. You may need to refer to the fund’s file number.

Putnam Investments
100 Federal Street
Boston, MA 02110
1-800-225-1581

Address correspondence to:
Putnam Investments
P.O. Box 219697
Kansas City, MO 64121-9697

putnam.com
File No. 811-[•]

CHOOSE HOW YOU WANT TO RECEIVE THE FUND’S ANNUAL AND SEMIANNUAL REPORT.

Paperless

1. Log in to your account at putnam.com

2. Under account preferences, select “mailing and paperless options”

Paper reports by mail

Call Putnam at 1-800-225-1581.

The information in this Statement of Additional Information (“SAI”) is not complete and may be changed. We may not sell these securities pursuant to this SAI until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
FUND SYMBOL	Putnam Focused Large Cap Growth ETF
[●]	[●]

Principal U.S. Listing Exchange: [•]

Putnam Focused Large Cap Growth ETF

FORM N-1A

PART B

STATEMENT OF ADDITIONAL INFORMATION (SAI)

[ ], 2021

This SAI is not a prospectus. If the fund has more than one form of current prospectus, each reference to the prospectus in this SAI includes all of the fund’s prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. For a free copy of the fund’s annual report or a prospectus dated [     ], as revised from time to time, call Putnam Investor Services at 1-800-225-1581, visit Putnam’s website at putnam.com or write Putnam Investments, P.O. Box 219697, Kansas City, MO 64121-9697.

Part I of this SAI contains specific information about the fund. Part II includes information about the fund and the other Putnam funds.

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PART I

FUND ORGANIZATION AND CLASSIFICATION	I-3
INVESTMENT RESTRICTIONS	I-4
CHARGES AND EXPENSES	I-5
PORTFOLIO MANAGERS	I-8
SECURITIES LENDING ACTIVITIES	I-9
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS	I-9

PART II

GENERAL DESCRIPTION OF THE FUNDS	II-1
BUYING AND SELLING SHARES	II-1
MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS	II-9
TAXES	II-33
MANAGEMENT	II-43
DETERMINATION OF NET ASSET VALUE	II-53
SHAREHOLDER LIABILITY	II-54
DISCLOSURE OF PORTFOLIO INFORMATION	II-55
INFORMATION SECURITY RISKS	II-57
PROXY VOTING GUIDELINES AND PROCEDURES	II-57
APPENDIX A - PROXY VOTING GUIDELINES	II-58
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SAI

PART I

FUND ORGANIZATION AND CLASSIFICATION

The Fund is a series of Putnam ETF Trust (the “Trust”). The Trust is a Delaware statutory trust organized on December 22, 2020.

The fund is an open-end non-diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine.

Each share has one vote per dollar of net asset value represented by such share. Shares of all classes vote together as a single class except when otherwise required by law or as determined by the Trustees. The Trustees may take many actions affecting the fund without shareholder approval, including under certain circumstances merging your fund into another Putnam fund. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund.

The fund may refuse any order to purchase shares. Although the fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

Information about the Summary Prospectus, Prospectus, and SAI

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted against or on behalf of the fund or another series of the Trust, including claims against Trustees and Officers, must be brought in courts of the State of Delaware.

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INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the fund may not and will not:

(1) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities representing interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except as permitted by applicable law and the fund may purchase or sell (a) other instruments backed by commodities and (b) commodities acquired as a result of ownership of securities or other instruments.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.

(6) With respect to 50% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(7) With respect to 50% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if as a result of such purchase, more than 25% of the fund’s total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund’s shares of beneficial interest, except for permitted borrowings.

The Investment Company Act of 1940 provides that a “vote of a majority of the outstanding voting securities” of a fund means the affirmative vote of the lesser of (1) more than 50% of the

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outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

For purposes of the fund’s fundamental policy on commodities and commodities contracts (#4 above), notwithstanding any federal legislation or regulatory action by the Commodity Futures Trading Commission (“CFTC”) that subject such swaps to regulation by the CFTC, the fund will not consider such instruments to be commodities or commodity contracts for purposes of this policy.

For purposes of the fund’s fundamental policy on industry concentration (#8 above), Putnam Investment Management, LLC (“Putnam Management”), the fund’s investment manager, determines the appropriate industry categories and assigns issuers to them, informed by a variety of considerations, including relevant third-party categorization systems. Industry categories and issuer assignments may change over time as industry sectors and issuers evolve. Portfolio allocations shown in shareholder reports and other communications may use broader investment sectors or narrower sub-industry categories.

All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

CHARGES AND EXPENSES

Creation/Redemption Transaction Fees

The following table shows, as of [●], standard transaction fees and maximum additional transaction fees for creations and redemptions.

Standard Creation/ Redemption Transaction Fee	Maximum Additional Creation Transaction Fee*	Maximum Additional Redemption Transaction Fee*
[●]	[●]	[●]

* As a percentage of the cash amount invested or redeemed. The total redemption transaction fee will not exceed 2%.

Management fees

[The fund pays an annual all-inclusive management fee of [ ]% to Putnam Management based on the fund’s average daily net assets. The management fee is calculated and accrued daily. The management fee covers investment management services, as well as ordinary and recurring operating expenses (except certain expenses), which are paid of the management fee. The

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following expenses are not paid out of the management fee and thus are borne separately by the fund: [ ].]

Brokerage commissions

Because the fund has yet to commence investment operations as of the date of this SAI, the fund has not paid any brokerage commissions.

Because the fund has yet to commence investment operations, the fund does not hold any securities of its/their regular broker-dealers.

Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the fund’s other affairs and business.

The table below shows the aggregate value of each Trustee’s holdings in all of the funds in the Putnam funds complex as of [December 31, 2020]. No Trustee owned shares of the fund as of the date of this SAI.

Name of Trustee	Dollar range of the fund shares owned	Aggregate dollar range of shares held in all of the Putnam funds overseen by Trustee
Independent Trustees
Liaquat Ahamed	[●]	[●]
Katinka Domotorffy	[●]	[●]
Catharine Bond Hill	[●]	[●]
Mona K. Sutphen	[●]	[●]
Interested Trustee*
Aaron Cooper	[●]	[●]

* Trustee who is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Management. Mr. Cooper is deemed an “interested person” by virtue of his positions as an officer of the fund and Putnam Management. Mr. Cooper is [●] of [●] and President of the Trust. Mr. Cooper is the President and Chief Operating Officer of Putnam Investments, LLC and President of your fund and each of the other funds of the Trust. None of the other Trustees is an “interested person”.

[Each Independent Trustee of the fund receives an annual retainer fee. Independent Trustees also are reimbursed for expenses they incur relating to their services as Trustees.]

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Number of committee meetings

[As the Trust is new, during the past fiscal year, both the Audit Committee and the Nominating Committee held no meetings.]

Compensation

The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the fund for fiscal 2020, and the fees paid to each Trustee by all of the Putnam funds for services rendered during calendar year 2019.

COMPENSATION TABLE

Trustee/Year	Aggregate compensation from the fund(1)	Pension or retirement benefits accrued as part of fund expenses	Estimated annual benefits from all Putnam funds upon retirement	Total compensation from all Putnam funds(2)
Independent Trustees
Liaquat Ahamed/2012(3)	--	N/A	N/A	$318,750
Katinka Domotorffy/2012(3)	--	N/A	N/A	$325,000
Catharine Bond Hill/2017(3)	--	N/A	N/A	$325,000
Mona K. Sutphen/2020	--	N/A	N/A	N/A
Interested Trustee
Aaron Cooper(4)	N/A	N/A	N/A	N/A

(1) The fund has not yet commenced operations as of the date of this SAI.

(2) [As of December 31, 2020, there were 97 funds in the Putnam family.]

(3) [Certain Trustees are also owed compensation deferred pursuant to a Trustee Compensation Deferral Plan.]

(4) Mr. Cooper is an “interested person” of the fund and Putnam Management.

For additional information concerning the Trustees, see “Management” in Part II of this SAI.

Share ownership

As of the date of this SAI, the fund has not issued any shares.

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Distribution fees

Because the fund has yet to commence operations as of the date of this SAI, the fund has not yet paid any distribution fees to Foreside Fund Services, LLC (Foreside).

PORTFOLIO MANAGERS

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund’s portfolio managers managed as of [•]. The other accounts may include accounts for which the individuals were not designated as a portfolio manager. Unless noted, none of the accounts pays a fee based on the account’s performance.

Portfolio managers	Other SEC-registered open-end and closed-end funds		Other accounts that pool assets from more than one client		Other accounts (including separate accounts, managed account programs and single-sponsor defined contribution plan offerings)
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
[Richard Bodzy]	[10]	$[●]	[3]	$[●]	[1]	$[●]
[Gregory McCullough]	[10]	$[●]	[3]	$[●]	[1]	$[●]

See “Management—Portfolio Transactions—Potential conflicts of interest in managing multiple accounts” in Part II of this SAI for information on how Putnam Management addresses potential conflicts of interest resulting from an individual’s management of more than one account.

Compensation of portfolio managers

[Portfolio managers are evaluated and compensated across specified products they manage, in part, based on their performance relative to the applicable benchmark, based on a blend of 3-year and 5-year performance, or, if shorter, the period of time that the portfolio manager has managed the product. In addition to their individual performance, evaluations take into account the performance of their group and a subjective component.

Each portfolio manager is assigned an industry-competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on individual, group, and subjective performance, and may also reflect the performance of Putnam as a firm.

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Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

For this fund, Putnam evaluates performance based on the fund’s pre-tax return relative to its benchmarks, the [●].

Ownership of securities

As of the date of this SAI, the portfolio managers of the fund owned no shares of the fund, including investments by immediate family members and amounts invested through retirement and deferred compensation plans.

SECURITIES LENDING ACTIVITIES

Because the fund has yet to commence operations as of the date of this SAI, the fund has not yet participated in any securities lending activities.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

[●] is the fund’s independent registered public accounting firm providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The fund has not yet commenced operations as of the date of this SAI.

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THE PUTNAM ETFS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

PART II

GENERAL DESCRIPTION OF THE FUNDS	1

BUYING AND SELLING SHARES	1

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS	9

TAXES	33

MANAGEMENT	43

DETERMINATION OF NET ASSET VALUE	53

SHAREHOLDER LIABILITY	54

DISCLOSURE OF PORTFOLIO INFORMATION	55

INFORMATION SECURITY RISKS	57

PROXY VOTING GUIDELINES AND PROCEDURES	57

APPENDIX A - PROXY VOTING GUIDELINES	58

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THE PUTNAM ETFS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

PART II

GENERAL DESCRIPTION OF THE FUNDS

Each fund is an actively managed exchange-traded fund that operates pursuant to an exemptive order from the Securities and Exchange Commission (“SEC”) issued on [●], 2021 (the “Order”). Like other ETFs, each fund issues and redeems shares on a continuous basis at net asset value per share (“NAV”) in aggregations of a specified number of shares called “Creation Units.” Creation Units are generally issued in exchange for portfolio securities and an amount of cash. Shares are listed and traded on an exchange. Shares trade in the secondary market at market prices that may differ from the shares’ NAV. Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, also in exchange for portfolio securities and an amount of cash. Shareholders who are not Authorized Participants (as defined herein), therefore, will not be able to purchase or redeem shares directly with or from a fund. Instead, most shareholders who are not Authorized Participants will buy and sell shares in the secondary market through a broker.

Unlike other actively managed ETFs that publish their portfolio holdings on a daily basis, each fund does not publicly disclose the composition of its portfolio each business day, which may affect the price at which shares of each fund trade in the secondary market. Each fund instead publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of each fund but is not the fund’s actual portfolio. A Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings (Strategy Components); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by Strategy Components) in which a fund invests (Representative ETFs); and (3) cash and cash equivalents. Each fund also publishes each business day on its website a “Tracking Basket Weight Overlap,” which is the percentage weight overlap between the holdings of the prior day’s Tracking Basket compared to the holdings of the fund that formed the basis for the fund’s calculation of NAV at the end of the prior business day. A Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar a Tracking Basket is to a fund’s actual portfolio in percentage terms and help investors evaluate the risk that the performance of a Tracking Basket may deviate from the performance of the portfolio holdings of a fund.

A Tracking Basket also constitutes the names and quantities of instruments to be exchanged with a fund for both purchases and redemptions of fund shares, although each fund generally requires an Authorized Participant to deposit or receive (as applicable) cash in lieu of Representative ETFs, as described further under the heading “Buying and Selling Shares” below.

Each fund discloses its complete portfolio holdings, including the name, identifier, market value and weight of each security and instrument in the portfolio, on www.putnam.com on a monthly basis with a 30-day lag.

BUYING AND SELLING SHARES

Book-Entry Only System

The Depository Trust Company (“DTC”) acts as securities depository for the shares. Shares of each fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Certificates will not be issued for shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants and to facilitate the clearance and settlement of securities transactions among DTC participants in such securities through electronic book-entry changes in accounts of the DTC participants, thereby eliminating the need for physical movement of securities certificates. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations, some of whom (and/or their representatives)

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own DTC. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC participant, either directly or indirectly.

Beneficial ownership of shares is limited to DTC participants and persons holding interests through DTC participants. Ownership of beneficial interests in shares (owners of beneficial interests are referred to herein as Beneficial Owners) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC participants) and on the records of DTC participants (with respect to indirect DTC participants and Beneficial Owners that are not DTC participants). Beneficial Owners will receive from or through a DTC participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the trust and DTC, DTC is required to make available to the trust upon request and for a fee to be charged to the trust a listing of the shares of each fund held by each DTC participant. The trust shall inquire of each such DTC participant as to the number of Beneficial Owners holding fund shares, directly or indirectly, through such DTC participant. The trust shall provide each such DTC participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC participant, directly or indirectly, to such Beneficial Owners. In addition, the trust shall pay to each such DTC participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of each fund as shown on the records of DTC or its nominee. Payments by DTC participants to indirect DTC participants and Beneficial Owners of shares held through such DTC participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC participants or the relationship between such DTC participants and the indirect DTC participants and Beneficial Owners owning through such DTC participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the trust makes other arrangements with respect thereto satisfactory to the listing exchange.

Creation Units

The Trust issues and redeems shares of each fund only in Creation Unit aggregations on a continuous basis through Foreside Fund Services, LLC (“Foreside”), the Fund’s distributor, without a sales load, at its NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form. An Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

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A “Business Day” with respect to each fund is any day on which the listing exchange or the NYSE is open for business. As of the date of the prospectus, the listing exchange and the NYSE observe the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday) (U.S.), Good Friday, Memorial Day, Independence Day (U.S.), Labor Day (U.S.), Thanksgiving Day (U.S.), and Christmas Day.

To be eligible to place orders to purchase a Creation Unit of each fund, an entity must be an “Authorized Participant” which is a member or participant of a clearing agency registered with the SEC, which has a written agreement with Foreside, the fund’s distributor, that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units (“Participant Agreement”). All shares of each fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC participant.

Each fund reserves the right to adjust the prices of fund shares and the number of shares in a Creation Unit in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each fund.

Portfolio Deposit

The consideration for purchase of a Creation Unit generally consists of an in-kind deposit of a designated portfolio of securities constituting the securities included in the fund’s Tracking Basket (“Deposit Securities”) (or in certain circumstances, cash in lieu of certain Deposit Securities) together with a deposit of a specified cash payment (“Cash Component”) computed as described herein. Alternatively, each fund may issue and redeem Creation Units in exchange for a specified all-cash payment (“Cash Deposit”). Together, the Deposit Securities (including any cash in lieu amounts) and the Cash Component or, alternatively, the Cash Deposit, constitute the “Portfolio Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit. In the event each fund requires Deposit Securities (including any cash in lieu amounts) and a Cash Component in consideration for purchasing a Creation Unit, the function of the Cash Component is to compensate for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component would be an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.

Putnam Management, or its agent, makes available through Foreside or the transfer agent (through the National Securities Clearing Corporation (“NSCC”)) on each Business Day, prior to the opening of trading on the listing exchange or the NYSE (currently 9:30 a.m. Eastern time), the list of the names and the required number of shares of each Deposit Security and the amount of the Cash Component (or Cash Deposit) to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each fund. Such Portfolio Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units until such time as the next-announced Portfolio Deposit composition is made available.

The identity and number of shares of the Deposit Securities (including any cash in lieu amounts) and the amount of the Cash Component (or Cash Deposit) required for a Portfolio Deposit for a fund changes as corporate action events, such as dividends, splits, and rights issues, are reflected from time to time by Putnam Management with a view to the investment objective of the fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting a fund’s Tracking Basket.

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A fund generally requires the substitution of an amount of cash (i.e., a cash in lieu amount) to replace Deposit Securities that are Representative ETFs. In addition, a fund may determine, upon receiving a purchase order from an Authorized Participant, to have the purchase be made entirely or in part in cash. This includes, but is not limited to, a determination to permit the substitution of an amount of cash to replace any Deposit Security that is not available in sufficient quantity for delivery, not eligible for transfer through the systems of DTC, the Federal Reserve System or the clearing process through the Continuous Net Settlement System of the NSCC, (the “Clearing Process”), not permitted to be re-registered in the name of the trust as a result of an in-kind purchase order pursuant to local law or market convention, restricted under the securities laws or which may not be eligible for trading by an Authorized Participant or the investor for which it is acting. In such cases where a fund purchases portfolio securities with cash, the Authorized Participant will reimburse the fund for, among other things, any difference between the market value at which the securities were purchased by the fund and the cash in lieu amount (which amount, at Putnam Management’s discretion, may be capped), applicable registration fees and taxes. Brokerage commissions incurred in connection with a fund’s acquisition of Deposit Securities will be at the expense of the fund and will affect the value of all shares of the fund; but Putnam Management may adjust the transaction fee to the extent the composition of the Deposit Securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders.

Procedures for Creation Unit Purchases.

All purchase orders must be placed for one or more Creation Units. All orders to purchase Creation Units must be received by Foreside or its agent no later than the closing time of regular trading hours on the listing exchange or the NYSE (ordinarily 4:00 p.m. Eastern time) (the “Closing Time”), or one hour prior to the Closing Time (ordinarily 3:00 p.m. Eastern Time) in the case of nonconforming orders, in each case on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of shares of each fund as next determined on such date after receipt of the order in proper form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to Foreside pursuant to procedures set forth in the Participant Agreement. Severe economic or market disruptions or changes, or telephone or other communications failure may impede the ability to reach Foreside or an Authorized Participant.

All orders to purchase Creation Units shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, in the event an Authorized Participant places an order on behalf of an investor, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, including payments of cash to pay the Cash Component, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.

Those placing orders to purchase Creation Units should afford sufficient time to permit proper submission of the order to Foreside or its agent prior to the applicable deadlines on the Transmittal Date. Authorized participants may ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effecting such transfer of Deposit Securities and Cash Component.

Portfolio Deposits must be delivered through the Federal Reserve System (for cash and government securities) and through DTC (for corporate securities) by an Authorized Participant that has executed a Participant Agreement. The Portfolio Deposit transfer must be ordered by the Authorized Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of each fund by no later than 1:00 p.m. Eastern time of the next Business Day immediately following the Transmittal Date. In certain cases Authorized Participants will purchase and redeem Creation

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Units of each fund on the same Transmittal Date. In these instances, each fund reserves the right to settle these transactions on a net basis.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by each fund, whose determination shall be final and binding. For purchase orders composed solely of a Cash Component, the amount of cash equal to the Cash Component must be transferred directly to each fund’s custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by each fund’s custodian no later than 10:00 a.m. Eastern time on the next Business Day immediately following such Transmittal Date. An order to purchase Creation Units is deemed received by Foreside on the Transmittal Date if (i) such order is received by Foreside or its agent not later than 3:00 p.m. Eastern time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if each fund’s custodian does not receive the required Deposit Securities together with the associated Cash Component by 1:00 p.m. or, with respect to purchase orders composed solely of a Cash Component, the Cash Component by 10:00 a.m. on the next Business Day immediately following the Transmittal Date, such order will be deemed not in proper form and canceled. Upon written notice to Foreside, such canceled order may be resubmitted the following Business Day using a Portfolio Deposit as newly constituted to reflect the next calculated NAV of each fund. The delivery of Creation Units so purchased will occur not later than the second (2nd) Business Day following the day on which the purchase order is deemed received by Foreside.

Foreside or its agent will inform the transfer agent, Putnam Management and each fund’s custodian upon receipt of a purchase order. The custodian will then provide such information to the appropriate sub-custodian. The custodian will cause the sub-custodian to maintain an account into which the Deposit Securities (or the cash value of all or part of such securities, in the case of a cash purchase or “cash in lieu” amount) will be delivered. Deposit Securities must be delivered to an account maintained at the applicable local custodian. The trust must also receive, on or before the contractual settlement date, immediately available or same day funds estimated by the custodian to be sufficient to pay the Cash Component next determined after receipt in proper form of the purchase order, together with the purchase transaction fee described below.

Once the Trust has accepted a purchase order, the trust will confirm the issuance of a Creation Unit of a fund against receipt of payment, at such NAV as will have been calculated after receipt in proper form of such order. Foreside or its agent will then transmit a confirmation of acceptance of such order.

Creation Units will not be issued until the transfer of good title to the trust of the Deposit Securities and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian, Foreside and Putnam Management will be notified of such delivery and the trust will issue and cause the delivery of the Creation Units.

Creation Units may be created in advance of receipt by each fund of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component (including any Transaction Fees), plus (ii) 105% of the market value of the undelivered Deposit Securities (“Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 3:00 p.m. Eastern time on such date and federal funds in the appropriate amount are deposited with each fund’s custodian by 10:00 a.m. Eastern time the following Business Day. If the order is not placed in proper form by 3:00 p.m. or federal funds in the appropriate amount are not received by 10:00 a.m. the next Business Day, then the order may be deemed to be rejected and the Authorized Participant shall be liable to each fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with each fund, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with each fund in an amount at least equal to 105% of the daily marked to market value of the missing Deposit Securities. In the sole discretion of each fund

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following the Business Day on which the order was received a fund may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to each fund for the costs incurred by each fund in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by Foreside plus the brokerage and related transaction costs associated with such purchases and the Authorized Participant shall be liable to the fund for any shortfall between the cost to the fund of purchasing any missing Deposit Securities and the value of the collateral. Each fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by Foreside or purchased by each fund and deposited into each fund.

Acceptance of Purchase Orders.

Each fund reserves the absolute right to reject a purchase order transmitted to it by Foreside if (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of each fund; (iii) acceptance of the Deposit Securities would have certain adverse tax consequences to each fund; (iv) acceptance of the Portfolio Deposit would, in the opinion of the fund, be unlawful; (v) acceptance of the Portfolio Deposit would otherwise, in the discretion of each fund or Putnam Management, have an adverse effect on each fund or the rights of beneficial owners; or (vi) in the event that circumstances outside the control of each fund, make it impossible to process creation orders for all practical purposes. Examples of such circumstances include, without limitation, acts of God; public service or utility problems such as earthquakes, fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; wars; civil or military disturbances, including acts of civil or military authority or governmental actions; terrorism; sabotage; epidemics; riots; labor disputes; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting each fund, Putnam Management, Foreside, DTC, NSCC, the transfer agent, or any other participant in the purchase process, and similar extraordinary events. Each fund and Foreside have the right to require information to determine beneficial share ownership for purposes of (ii) above should it so choose or to rely on a certification from a broker-dealer who is a member of the Financial Industry Regulatory Authority, Inc. as to the cost basis of Deposit Securities. If creations are on an in-kind basis, the fund further reserves the absolute right to reject or suspend an order transmitted to it by Foreside and/or the transfer agent in respect of the fund if: (i) acceptance of the Deposit Securities would have certain adverse tax consequences to the fund; or (ii) for any other reasons as specified herein. Foreside or the fund shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on the purchaser’s behalf, of its rejection of the purchaser’s order. Each fund, the transfer agent, and Foreside are under no duty, however, to verify or give notification of any defects or irregularities in any written order or in the delivery of a Portfolio Deposit, nor shall any of them incur any liability for the failure to give any such notification.

Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by each fund through the transfer agent and only on a Business Day through an Authorized Participant that has entered into a Participant Agreement. Each fund generally will not redeem shares in amounts less than Creation Unit-size aggregations. Beneficial Owners must accumulate enough shares to constitute a Creation Unit in order to have such shares redeemed by each fund. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

Putnam Management, through Foreside or the transfer agent (through the NSCC) makes available immediately prior to the opening of trading on the listing exchange or the NYSE (currently 9:30 a.m. Eastern time) on each Business Day, the identity of the portfolio of securities constituting the securities included in the fund’s Tracking Basket (Fund Securities) that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day.

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The redemption proceeds for a Creation Unit may consist of Fund Securities – as announced by Putnam Management, or its agent, on the Business Day of the request for redemption received in proper form – plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of the request in proper form, and the value of the Fund Securities (“Cash Redemption Amount”), less a redemption transaction fee and any variable fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the shares being redeemed, a compensating cash payment to a fund equal to the differential plus the applicable redemption transaction fee is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, each fund will substitute a cash-in-lieu amount to replace any Fund Security that is a non-deliverable instrument. The amount of the cash paid out in such cases will be equivalent to the value of the instrument listed as a Fund Security. In addition, a fund generally substitutes a cash in lieu amount to replace any Fund Securities that are Representative ETFs.

The right of redemption may be suspended or the date of payment postponed with respect to each fund (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares or determination of each fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Orders to redeem Creation Units must be delivered through an Authorized Participant. An order to redeem Creation Units is deemed received by each fund on the Transmittal Date if (i) such order is received in proper form by the transfer agent not later than the Closing Time (or one hour prior to the Closing Time (ordinarily 3:00 p.m. Eastern Time) for nonconforming orders) on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of each fund and the Cash Redemption Amount specified in such order, which delivery must be made through DTC to each fund’s custodian no later than 1:00 p.m., for the shares, and 3:00 p.m., for the Cash Redemption Amount, Eastern time on the next Business Day following such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed. The requisite Fund Securities and the Cash Redemption Amount will generally be transferred by the second (2nd) Business Day following the date on which such request for redemption is deemed received, which will generally be no more than seven (7) days after such request for redemption but may be up to fifteen days for funds that invest in foreign securities. In certain cases, Authorized Participants will redeem and purchase Creation Units of each fund on the same Transmittal Date. In these instances, each fund reserves the right to settle these transactions on a net basis.

If each fund determines, based on information available to each fund when a redemption request is submitted by an Authorized Participant, that: (i) the short interest of each fund in the marketplace (i.e., the number of shares of the fund that have been sold short but have not yet been covered or closed out) is greater than or equal to 100%; and (ii) the orders in the aggregate from all Authorized Participants redeeming shares on a Business Day represent 25% or more of the outstanding shares of each fund, such Authorized Participant will be required to verify to each fund the accuracy of its representations that are deemed to have been made by submitting a request for redemption. If, after receiving notice of the verification requirement, the Authorized Participant does not verify the accuracy of its representations that are deemed to have been made by submitting a request for redemption in accordance with this requirement, its redemption request will be considered not to have been received in proper form.

To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Units to be redeemed to Foreside, on behalf of each fund, at or prior to the closing time of regular trading on the listing exchange on the date such redemption request is submitted, Foreside will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing fund shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 105% of the value of the

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missing fund shares. The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by each fund and marked to market daily, and that the fees of each fund and any sub-custodians in respect of the delivery, maintenance, and redelivery of the cash collateral shall be payable by the Authorized Participant. The Participant Agreement will permit each fund to purchase the missing fund shares or acquire the Deposit Securities underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to each fund of purchasing such shares or Deposit Securities and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by Putnam Management according to the procedures set forth in the section entitled “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the transfer agent. Therefore, if a conforming redemption order in proper form is submitted to the transfer agent by an Authorized Participant not later than Closing Time, or 3:00 p.m. Eastern time in the case of nonconforming orders, on the Transmittal Date, and the requisite number of shares of each fund are delivered to each fund’s custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by [State Street Bank and Trust Company] on such Transmittal Date. If, however, a conforming redemption order is submitted to the transfer agent by an Authorized Participant not later than the Closing Time, or 3:00 p.m. Eastern time in the case of nonconforming orders, on the Transmittal Date but either (i) the requisite number of shares of each fund and the Cash Redemption Amount are not delivered by the DTC Cut-Off-Time as described above on the next Business Day following the Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed as of the Closing Time on the Business Day that such order is deemed received by the transfer agent, i.e., the Business Day on which the shares of each fund are delivered through DTC to Foreside by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

A fund may determine, upon receiving a redemption order from an Authorized Participant, to have the redemption be made entirely or in part in cash. In addition, an investor may request a redemption in cash that each fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of each fund next determined after the redemption request is received in proper from (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset each fund’s brokerage and other transaction costs associated with the disposition of Fund Securities).

Redemption of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that each fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or a Beneficial Owner for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

In connection with taking delivery of shares for Fund Securities upon redemption of Creation Units, a redeeming shareholder or entity acting on behalf of a redeeming shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. If neither the redeeming shareholder nor the entity acting on behalf of a redeeming shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities

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in such jurisdictions, the trust may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.

Deliveries of redemption proceeds generally will be made within two Business Days. Due to the schedule of holidays in certain countries, however, the delivery of redemption proceeds may take longer than two Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods.

Creation/Redemption Transaction Fees

The funds may impose a “Transaction Fee” on investors purchasing or redeeming Creation Units. The Transaction Fee will be limited to amounts that have been determined by Putnam Management to be appropriate. The purpose of the Transaction Fee is to protect the existing shareholders of the funds from the dilutive costs associated with the purchase and redemption of Creation Units. Where a fund permits cash creations (or redemptions) or cash in lieu of depositing one or more Deposit Securities, the purchaser (or redeemer) may be assessed a higher Transaction Fee to offset the transaction cost to a fund of buying (or selling) those particular Deposit Securities. To the extent a purchase/redemption transaction consists of cash and/or in-kind securities, the standard fee applies to in-kind purchases and redemptions of creation units and an additional transaction fee (up to the maximum amounts shown in the table below) may also be imposed. Each fund reserves the right to not impose the additional transaction fee or to vary the amount of the additional transaction fee, up to the maximum listed below, depending on the materiality of the fund’s actual transaction costs incurred or where Foreside believes that not imposing or varying the additional transaction fee would be in the fund’s interest. Transaction fees associated with the redemption of Creation Units will not exceed 2% of the value of shares redeemed. Actual transaction costs may vary depending on the time of day an order is received or the nature of the securities. Investors bear the costs of transferring Deposit Securities or Fund Securities to/from each fund to/from their account or on their order. See “[●]” in Part I of this SAI for information on standard transaction fees and maximum additional transaction fees.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

As noted in the prospectus, in addition to the main investment strategies and the principal risks described in the prospectus, the fund may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of investment strategies of all of the funds that are series of Putnam ETF Trust, certain matters described herein may not apply to your fund. Unless a strategy or policy described below is specifically prohibited or limited by the investment restrictions discussed in the fund’s prospectus or in this SAI, or by applicable law, the fund may engage in each of the practices described below without limit. This section contains information on the investments and investment practices listed below. With respect to funds for which Putnam Investments Limited (“PIL”) serves as sub-adviser (as described in the fund’s prospectus), references to Putnam Management in this section include PIL, as appropriate.

Under the terms of the Order, each fund’s investments are limited to the following: exchange-traded common stocks excluding penny stocks, exchange-traded preferred stocks, common stocks listed on a foreign exchange that trade on such exchange contemporaneously with shares of the fund, other ETFs, exchange-traded notes, exchange-traded American Depositary Receipts (“ADRs”), exchange-traded real estate investment trusts (“REITs”), exchange-traded commodity pools, exchange-traded metals trusts, exchange-traded currency trusts, and exchange-traded futures that trade contemporaneously with shares of the fund, as well as cash, short-term U.S. Treasury securities, government money market funds, and repurchase agreements (collectively, “Permissible Investments”). The funds may not borrow for investment purposes or hold short positions. The funds may not purchase any securities that are illiquid investments (as defined in Rule 22e-4(a)(8) under the 1940 Act) at the time of purchase.

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Cash Management	Market Risk
Commodity Pools, Currency Trusts, and Metal Trusts	Master Limited Partnerships (MLPs)
Commodities and Commodity-Related Investments	Money Market Instruments
Debt Securities	Preferred Stocks
Derivatives	Real Estate Investment Trusts (REITs)
ESG Considerations	Repurchase Agreements
Exchange-Traded Notes	Securities Loans
Foreign Investments and Related Risks	Securities of Other ETFs
Futures Contracts	Short-Term Trading
Illiquid Investments	Special Purpose Acquisition Companies
Initial Public Offerings (IPOs)	Structured Investments
Interfund Borrowing and Lending	Tax-exempt Securities
Legal and Regulatory Risk Relating to Investment Strategy	Temporary Defensive Strategies

Cash Management

A fund may hold uninvested short-term U.S. Treasury securities, repurchase agreements, or shares of government money market funds. Generally, these securities offer less potential for gains than other types of securities.

Commodity Pools, Currency Trusts, and Metal Trusts

Exchange-traded commodity pools may invest heavily in futures, commodities, and other derivatives. These exchange-traded commodity pools may use financial leverage, which may cause greater gains and losses. The funds are exposed to risks related to market, leverage, imperfect correlations with underlying investments or the portfolio holdings, price volatility, counterparty risk, liquidity, valuation, and regulatory risks.

Exchange-traded currency trusts are exposed to fluctuations in foreign exchange rate risks; global and regional political, regulatory, economic situations; inflation risk; and volatile interest rates.

Exchange-traded metal trusts may invest and hold some or all assets in metals, such as gold and silver. The investments may include physical assets of the trust or investments in the form of derivatives, such as spots, forwards, and futures. The trusts may also invest in industries associated with metal production, such as mine production. The investments are subject to a number of risks. The underlying value of the metals; international, economic, monetary and political factors, many of which are unpredictable; and changing tax, royalty, land and mineral rights ownership and leasing regulations in metal producing countries.

Commodities and Commodity-Related Investments

A fund may gain exposure to commodity markets by investing in exchange-traded commodity pools or certain exchange-traded futures.

Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions or natural disasters, livestock disease, trade embargoes, economic sanctions, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels). In addition, some commodities are subject to limited pricing flexibility because of supply and demand

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factors, and others are subject to broad price fluctuations as a result of the volatility of prices for certain raw materials and the instability of supplies of other materials.

Actions of and changes in governments, and political and economic instability, in commodity-producing and -exporting countries may affect the production and marketing of commodities. In addition, commodity-related industries throughout the world are subject to greater political, environmental, and other governmental regulation than many other industries. Changes in government policies and the need for regulatory approvals may adversely affect the products and services of companies in the commodities industries. For example, the exploration, development, and distribution of coal, oil, and gas in the United States are subject to significant federal and state regulation, which may affect rates of return on coal, oil, and gas and the kinds of services that the federal and state governments may offer to companies in those industries. In addition, compliance with environmental and other safety regulations has caused many companies in commodity-related industries to incur production delays and significant costs. Government regulation also may impede the development of new technologies. The effect of future regulations affecting commodity-related industries cannot be predicted.

The value of commodity-related derivatives fluctuates based on changes in the values of the underlying commodity, commodity index, futures contract, or other economic variable to which they are related. Additionally, economic leverage will increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying commodity or other relevant economic variable. See “Derivatives” and “Futures Contracts and Related Options” herein for more information on the fund’s investments in derivatives.

Debt Securities

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero-coupon bonds, do not pay interest but are sold at a deep discount from their face values. A fund's investments in debt securities are limited to short-term U.S. Treasury securities and exchange-traded notes.

Derivatives

Derivatives are financial instruments whose value depends upon, or is derived from, the value or other attributes of one or more underlying investments, pools of investments, indexes or currencies. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivatives instrument and the reference asset, or other factors, especially in unusual market conditions, and may result in increased volatility. Derivatives may be difficult to value and may increase the fund’s transactions costs. The successful use of derivatives depends on the ability to manage these sophisticated instruments. There is no assurance that the fund’s use of derivative instruments will enable the fund to achieve its investment objective or that Putnam Management will be able to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors.

The fund’s use of derivatives may cause the fund to recognize higher amounts of short-term capital gains, which are generally taxed to individual shareholders at ordinary income tax rates, and higher amounts of ordinary income, and more generally may affect the timing, character and amount of a fund’s distributions to shareholders.

The fund’s use of certain derivatives may in some cases involve forms of financial leverage, which means they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. The use of leverage involves risk and may increase the volatility of the fund’s net asset value.

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Some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system or on the fund’s ability to exercise remedies. Also, the fund is subject to risk if it enters into a derivatives transaction that is required to be cleared, and no clearing member is willing or able to clear the transaction on the fund’s behalf.

Derivatives also are subject to the risk that the fund may be delayed or prevented from recovering margin or other amounts deposited with a clearinghouse, futures commission merchant or other counterparty. If the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so.

To the extent the fund is required to segregate or “set aside” (often referred to as “asset segregation”) liquid assets or otherwise cover open positions with respect to certain derivative instruments, the fund may be required to sell portfolio instruments to meet these asset segregation requirements. There is a possibility that segregation involving a large percentage of the fund’s assets could impede portfolio management or the fund’s ability to meet redemption requests or other current obligations.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions. In fact, some over-the-counter instruments may be considered illiquid, and it may not be possible for the fund to liquidate a derivative position at an advantageous time or price, which may result in significant losses.

Legislation and regulation of derivatives in the U.S. and other countries may make derivatives more costly and/or less liquid, limit the availability of certain types of derivatives, cause the fund to change its use of derivatives, or otherwise adversely affect the fund’s use of derivatives.

The fund’s investments in derivatives are limited to exchange-traded futures, which are U.S. listed futures contracts where the future contract’s reference asset is an asset that the fund could invest in directly, or in the case of an index future, is based on an index of a type of asset that the Fund could invest in directly, such as an S&P 500 index future. All future contracts that the fund may invest in will be traded on a U.S. futures exchange, such as the Chicago Board of Trade or the Chicago Mercantile Exchange.

ESG Considerations

A fund may integrate environmental, social, or governance (“ESG”) considerations into its research process and/or investment decision-making. Putnam Management believes that ESG considerations, like other, more traditional subjects of investment analysis such as market position, growth prospects, and business strategy, have the potential to impact risk and returns. The relevance and materiality of ESG considerations in a fund’s process will differ from strategy to strategy, from sector to sector, and from portfolio manager to portfolio manager, and, in some cases (such as where Putnam Management lacks relevant ESG data), ESG considerations may not represent a material component of a fund’s investment process. Other than in the case of Putnam Sustainable Future ETF and Putnam Sustainable Leaders ETF, the consideration of ESG factors as part of a fund’s investment process does not mean that a fund pursues a specific “ESG” or “sustainable” investment strategy, and, depending on the fund, Putnam Management may sometimes make investment decisions other than on the basis of relevant ESG considerations.

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Exchange-Traded Notes

The fund may invest in exchange-traded notes (“ETNs”). An ETN is a type of senior, unsecured, unsubordinated debt security whose returns are linked to the performance of a particular market index or other reference assets less applicable fees and expenses. ETNs are listed on an exchange and traded in the secondary market. Investors may hold the ETN until maturity, at which time the issuer is obligated to pay a return linked to the performance of the relevant market index less applicable fees and expenses. ETNs typically do not make periodic interest payments and principal typically is not protected.

The market value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand of the ETN, economic, legal, political or geographic events that affect the reference assets, volatility and lack of liquidity in the reference assets, changes in the applicable interest rates, the current performance of the market index to which the ETN is linked, and the credit rating of the ETN issuer. The market value of an ETN may differ from the performance of the applicable market index, and there may be times when an ETN trades at a premium or discount. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities underlying the market index that the ETN seeks to track. A change in the issuer’s credit rating may also impact the value of an ETN despite the underlying market index remaining unchanged.

ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (the “IRS”) will accept, or a court will uphold, how the fund characterizes and treats ETNs for tax purposes.

An ETN that is tied to a specific market index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market index. ETNs also incur certain expenses not incurred by their applicable market index, and the fund would bear a proportionate share of any fees and expenses borne by the ETN in which it invests.

The fund’s ability to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN. Some ETNs that use leverage in an effort to amplify the returns of an underlying market index can, at times, be relatively illiquid and may therefore be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater. The extent of the fund’s investment in commodity-linked ETNs, if any, is limited by tax considerations. For more information regarding the tax treatment of commodity-linked ETNs, please see “Taxes” below.

ETNs are generally similar to structured investments. For discussion of these investments and the risks generally associated with them, see “Structured Investments” in this SAI.

Foreign Investments and Related Risks

A fund may only invest in common stocks listed on a foreign exchange that trades contemporaneously with the fund’s shares. A may also invest in ADRs and ETFs that invest in foreign securities. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund’s foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. In addition, the fund is required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for a foreign currency declines after a fund’s income has been earned and translated into U.S. dollars (but before payment), the fund could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time a fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

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There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting, auditing, custody, disclosure and financial reporting standards and practices comparable to those in the United States. In addition, there may be less (or less effective) regulation of exchanges, brokers and listed companies in some foreign countries. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may be more complex and involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund’s assets held abroad) and expenses not present in the settlement of investments in U.S. markets. In addition, local market holidays or other factors may extend the time for settlement of purchases and sales of the Fund’s investments in securities that trade on foreign markets. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations. Extended settlement cycles or other delays in settlement may increase the fund’s liquidity risk and require the fund to employ alternative methods (e.g., through borrowings) to satisfy redemption requests during periods of large redemption activity in Fund shares.

In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of economic sanctions or embargoes (whether imposed by the United States or another country or other governmental or non-governmental organization), currency exchange controls, foreign withholding or other taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political, social or financial instability and diplomatic developments which could affect the value of the fund’s investments in certain foreign countries. Such actions could result in the devaluation of a country’s currency or a decline in the value and liquidity of securities of issuers in that country. In some cases (including in the case of sanctions), such actions also could result in a freeze on an issuer’s securities which would prevent the fund from selling securities it holds. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding or other taxes, and special U.S. tax considerations may apply.

Many foreign countries are heavily dependent upon exports, particularly to developed countries, and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the United States and other countries with which they trade. These economies also have been and may continue to be negatively impacted by economic conditions in the United States and other trading partners, which can lower the demand for goods produced in those countries.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund’s ability to invest in securities of certain issuers organized under the laws of those foreign countries. These restrictions may take the form of prior governmental approval requirements, limits on the amount or type of securities held by foreigners and limits on the types of companies in which foreigners may invest (e.g., limits on investment in certain industries). Sanctions imposed by the United States government on other countries or persons or issuers operating in such countries could restrict the fund’s ability to buy affected securities or to sell any affected securities it has previously purchased, which may subject the fund to greater risk of loss in those securities. Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors.

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For purposes of some foreign holding limits or disclosure thresholds, all positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable limits or thresholds have been exceeded. Thus, even if the fund does not intend to exceed applicable limits, it is possible that different clients managed by Putnam Management and its affiliates (including separate affiliates owned by Power Corporation of Canada outside the Putnam Investments group) may be aggregated for this purpose. These limits may adversely affect the fund’s ability to invest in the applicable security.

The risks described above, including the risks of nationalization or expropriation of assets, typically are increased in connection with investments in developing countries, also known as “emerging markets.” For example, political and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will present viable investment opportunities for the fund. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. In such an event, it is possible that the fund could lose the entire value of its investments in the affected market. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. In addition, the economies of certain developing or emerging market countries may be dependent on a single industry or limited group of industries, which may increase the risks described above and make those countries particularly vulnerable to global economic and market changes. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced devaluations relative to the U.S. dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. When debt and similar obligations issued by foreign issuers are denominated in a currency (e.g., the U.S. dollar or the Euro) other than the local currency of the issuer, the subsequent strengthening of the non-local currency against the local currency will generally increase the burden of repayment on the issuer and may increase significantly the risk of default by the issuer.

ADRs are certificates issued by a U.S. financial institution (“depository”) evidencing ownership of shares of a foreign issuer that have been deposited with the depository. ADRs in which a fund may invest will trade on a U.S. securities exchange. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository may not have physical custody of the underlying shares at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing in foreign securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations or other exposure to foreign markets. If the fund invests in securities issued by foreign issuers, the fund may be subject to the risks described above even if all of the fund’s investments are denominated in U.S. dollars, especially with respect to issuers whose revenues are principally earned in a foreign currency but whose debt obligations have been issued in U.S. dollars or other hard currencies.

Futures Contracts

A futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at

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settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as “contract markets” -- approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

The fund may invest in U.S. listed futures contracts where the future contract’s reference asset is an asset that the fund could invest in directly, or in the case of an index future, is based on an index of a type of asset that the fund could invest in directly, such as a Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”) future. All future contracts that a fund may invest in will be traded on a U.S. futures exchange.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

When the fund enters into a futures contract, the fund is required to deliver to the futures broker an amount of liquid assets known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit in that it is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. Futures contracts also involve brokerage costs. Subsequent payments, called “variation margin” or “maintenance margin,” to and from the broker are made on a daily basis as the value of the futures contract fluctuates, a process known as “marking to the market.” For example, if the fund purchases a futures contract on an underlying security and the price of that security rises, the value of the futures contract will increase and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, if the price of the underlying security declines, the value of the futures contract will decrease and the fund will be required to make a variation margin payment to the broker based on that decrease in value. Upon the closing of a futures contract, the fund will receive or be required to pay additional cash based on a final determinations of variation margin.

Although futures contracts (other than index futures and futures based on the volatility or variance experienced by an index) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Index futures and futures based on the volatility or variance experienced by an index do not call for actual delivery or acceptance of commodities or securities, but instead require cash settlement of the futures contract on the settlement date specified in the contract. Such contracts may also be closed out before the settlement date. The fund may close some or all of its futures positions at any time prior to their expiration. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund’s theoretical loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser’s entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss. Such closing transactions involve additional commission costs.

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A portion of any capital gains from futures contracts in which the fund invests directly will be treated for federal income tax purposes as short-term capital gains that, when distributed to taxable shareholders, will be taxable as ordinary income. The fund’s investments in futures may cause the fund to recognize income without receiving cash with which to make the distributions necessary to qualify and be eligible for treatment as a regulated investment company and avoid a fund-level tax. The fund may therefore need to liquidate other investments, including when it is not advantageous to do so, to meet its distribution requirement.

With respect to each fund, Putnam Management has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the CFTC. Accordingly, Putnam Management (with respect to these funds) is not subject to registration or regulation as a “commodity pool operator” under the CEA. To remain eligible for the exclusion, each of these funds will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures. In the event that a fund’s investments in commodity interests are not within the thresholds set forth in the exclusion, Putnam Management may be required to register as a “commodity pool operator” and/or “commodity trading advisor” with the CFTC with respect to that fund. Putnam Management’s eligibility to claim the exclusion with respect to a fund will be based upon, among other things, the level and scope of the fund’s investment in commodity interests, the purposes of such investments and the manner in which the fund holds out its use of commodity interests. A fund’s ability to invest in commodity interests (including, but not limited to, futures and swaps on broad-based securities indexes and interest rates) is limited by Putnam Management’s intention to operate the fund in a manner that would permit Putnam Management to continue to claim the exclusion under Rule 4.5, which may adversely affect the fund’s total return. In the event the fund’s investments in commodity interests require Putnam Management to register with the CFTC as a commodity pool operator with respect to a fund, the fund’s expenses may increase, adversely affecting that fund’s total return.

Index futures. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index.

For example, the S&P 500 is composed of 500 selected U.S. common stocks. The S&P 500 assigns relative weightings to the common stocks that comprise the index, and the value of the index fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are currently to buy or sell 250 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 250 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $1,000 (250 units x gain of $4). If the fund enters into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $500 (250 units x loss of $2).

Risks of transactions in futures contracts. Successful use of futures contracts by the fund is subject to Putnam Management’s ability to predict movements in various factors affecting securities markets, including interest rates and market movements, and, in the case of index futures and futures based on the volatility or variance experienced by an index, Putnam Management’s ability to predict the future level of the index or the future volatility or variance experienced by an index. For example, it is possible that, where the fund has sold futures contracts to hedge its portfolio against a decline in the market, the index on which the futures contracts are written may advance and the value of securities held in the fund’s portfolio, which may differ from those that comprise the index, may decline. If this occurred, the fund would lose money on the futures contracts and experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against

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the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions.

The use of futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities or other assets underlying the futures contracts purchased and sold by the fund, of the futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures contracts used by the fund and the portion of the portfolio being hedged, the prices of futures contracts may not correlate perfectly with movements in the underlying asset due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the expected relationship between the underlying asset and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the underlying asset and movements in the prices of related futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position. In addition, in the case of hedging transactions, an incorrect correlation could result in a loss on both the hedged securities in the fund and the hedging vehicle, so that the portfolio return might have been greater had hedging not been attempted.

The risk of a position in a futures contract may be very large compared to the relatively low level of margin a fund is required to deposit. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the fund relative to the size of a required margin deposit. In addition, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so. The fund will typically be required to post margin with its futures commission merchant in connection with its transactions in futures contracts. In the event of an insolvency of the futures commission merchant, the fund may not be able to recover all (or any) of the margin it has posted with the futures commission merchant, or to realize the value of any increase in the price of its positions. The fund also may be delayed or prevented from recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures that may interfere with the timely execution of customer orders. For example, futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. Futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed

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with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange for such contracts (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. If the fund were unable to liquidate a futures contract due to the absence of a liquid secondary market, the imposition of price limits or otherwise, it could incur substantial losses. The fund would continue to be subject to market risk with respect to the position. Also, the fund would continue to be required to make daily variation margin payments and might be required to maintain a position being hedged by the futures contract or to maintain cash or securities in a segregated account.

Illiquid Investments

An illiquid investment means any investment that cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Although a fund will not purchase any securities that are illiquid investments (as defined in Rule 22e-4(a)(8) under the 1940 Act) at the time of purchase, a security that was liquid at the time of purchase may later become illiquid. Illiquid investments may be considered speculative and may be difficult to sell. The sale of many of these investments may be prohibited or limited by law or contract. Illiquid investments may be difficult to value for purposes of calculating a fund’s net asset value. A fund may not be able to sell illiquid investments when Putnam Management considers it desirable to do so, or a fund may be able to sell them only at less than their value. The larger size of certain fund holdings and the lack of liquidity in securities markets may limit a fund’s ability to sell illiquid investments, or to sell them at appropriate prices, thereby negatively impacting the fund.

Initial Public Offerings

The fund may purchase equity securities in initial public offerings (“IPOs”). These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in an IPO frequently are very volatile in price (and may, therefore, involve greater risk) due to factors such as market psychology prevailing at the time of the IPO, the absence of a prior public market, unseasoned trading, the small number of shares available for trading, and limited availability of information about the issuer. Because of the price volatility of IPO securities, the fund may hold securities purchased in an IPO for a very short period of time. As a result, the fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

There can be no assurance that investments in IPOs will be available to the funds or improve a fund’s performance. At any particular time or from time to time the fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, to the extent that the number of Putnam funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the fund. As the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease.

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Interfund Borrowing and Lending

To satisfy redemption requests or to cover unanticipated cash shortfalls, the fund has entered into a Master Interfund Lending Agreement by and among each Putnam fund and Putnam Management (the “Interfund Lending Agreement”) under which a Putnam fund may lend or borrow money (Putnam money market funds may lend, but not borrow) for temporary purposes directly to or from another Putnam fund (an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order dated April 10, 2002 (the “Putnam Exemptive Order”) granted to the fund permitting such Interfund Loans. All Interfund Loans would consist only of uninvested cash reserves that the lending fund otherwise would invest in short-term repurchase agreements or other short-term instruments. At this time, Putnam Short-Term Investment Fund is the only Putnam fund expected to make its uninvested cash reserves available for Interfund Loans.

On March 23, 2020, the SEC issued a temporary exemptive order (the “Temporary SEC Order”) granting relief to funds in response to the market impacts of COVID-19. The Temporary Order permitted the Putnam funds to deviate from certain terms and conditions of the Putnam Exemptive Order permitting the Putnam funds to participate in an interfund lending facility, including with respect to the maximum term of an interfund loan and the maximum percentage of a lending fund’s assets that may be loaned. Under the Temporary Order, a fund may lend up to 25% of its net assets notwithstanding provisions in the Exemptive Order that limit the aggregate loans to all borrowing funds to 15% of the lending fund’s net assets. The Amended and Restated Interfund Lending Agreement also provides that a maximum term of 60 days for any interfund loan made in reliance on the Temporary Order is permitted.

If the fund has outstanding borrowings, any Interfund Loans to the fund (a) would be at an interest rate equal to or lower than that of any outstanding bank loan, (b) would be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, and (c) would have a maturity no longer than any outstanding bank loan (and in any event not over seven days). In addition, if an event of default were to occur under any agreement evidencing an outstanding bank loan to the fund, the event of default would automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral, if any). Such a call would be deemed made if a lending bank exercises its right to call its loan under its agreement with the borrowing fund.

The fund may make an unsecured borrowing under the Interfund Lending Agreement if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the fund has a secured loan outstanding from any other lender, including but not limited to another Putnam fund, the fund’s Interfund Loan would be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan secured by collateral. If (i) the fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets,(ii) the fund’s total outstanding borrowings exceed 10% of its total assets for any reason (such as a decline in net asset value or because of shareholder redemptions), or (iii) the fund has outstanding secured Interfund Loans, the fund may borrow through the Interfund Lending Agreement on a secured basis only. All secured Interfund Loans would be secured by the pledge of segregated collateral with a market value equal to at least 102% of the outstanding principal value of the Interfund Loan. The fund may not borrow from any source if its total outstanding borrowings immediately after the borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the fund’s fundamental investment restrictions.

The fund may not lend to another Putnam fund under the Interfund Lending Agreement if the Interfund Loan would cause its aggregate outstanding Interfund Loans to exceed 15% of the fund’s current net assets (25% under the Temporary Order) at the time of the Interfund Loan. The fund’s Interfund Loans to any one fund may not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans would be limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days (60 days under the Temporary Order). Interfund Loans effected within seven days of each other would be treated

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as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the Putnam Exemptive Order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. If the fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one business day’s notice or not renewed, in which case the fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due. In the case of a default by a borrowing fund and to the extent that the loan is collateralized, the lending fund could take possession of collateral that it is not permitted to hold and, therefore, would be required to dispose of such collateral as soon as possible, which could result in a loss to the lending fund. Because Putnam Management provides investment management services to both the lending fund and the borrowing fund, Putnam Management may have a potential conflict of interest in determining whether an Interfund Loan is appropriate for the lending fund and the borrowing fund. The funds and Putnam Management have adopted policies and procedures that are designed to manage potential conflicts of interest, but the administration of the Interfund Program may be subject to such conflicts.

Legal and Regulatory Risks Relating to Investment Strategy

The fund may be adversely affected by new (or revised) laws or regulations that may be imposed by the Internal Revenue System or Treasury Department, the CFTC, the SEC, the U.S. Federal Reserve or other banking regulators, or other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets. These agencies are empowered to promulgate a variety of rules pursuant to financial reform legislation in the United States. The fund may also be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. For example, there has been an increase in governmental, as well as self-regulatory, scrutiny of the alternative investment industry. It is impossible to predict what, if any, changes in regulations may occur, but any regulation that restricts the ability of the fund to trade in securities could have a material adverse impact on the fund’s performance.

In October 2016, the SEC adopted a liquidity risk management rule, Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) that requires each fund to establish a liquidity risk management program. The funds have implemented a liquidity risk management program, and the fund’s Board of Trustees has appointed Putnam Management to administer the program. Under the liquidity risk management program, the liquidity risk of each fund is assessed, managed, and periodically reviewed and each portfolio investment held by each fund is classified as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment” or “illiquid investment.” The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interest in the fund. The liquidity of a fund’s portfolio investments is determined based on relevant market, trading and investment-specific considerations under the fund’s liquidity risk management program. The impact the Liquidity Rule will have on the funds, and on the open-end fund industry in general, is not yet fully known, but the rule could impact a fund’s performance and its ability to achieve its investment objective(s). Please see “Illiquid Investments” above for more information.

The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. The CFTC, SEC, and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). The European Union (“EU”) and some other countries have implemented similar requirements that affect the fund when it enters into derivatives transactions with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. For example, the U.S. government and the EU have adopted mandatory minimum

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margin requirements for bilateral derivatives. New variation margin requirements became effective in 2017 and new initial margin requirements are expected to become effective for swaps between swap dealers and many buy-side entities in 2020. Such requirements could increase the amount of margin the fund needs to provide in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive. In addition, in October 2020, the SEC adopted Rule 18f-4 under the 1940 Act (the “Derivatives Rule”), regulating the use by registered investment companies of derivatives and many related instruments. The compliance date for the Derivatives Rule is August 19, 2022. The Derivatives Rule requires, among other things, that certain entities adopt a derivatives risk management program, comply with limitations on leveraged-related risk based on a relative “value-at-risk” test and update reporting and disclosure procedures. These and other new or evolving regulations could, among other things, further restrict the fund’s ability to engage in, or increase the cost to the fund of, derivatives transactions, and the fund may be unable to execute its investment strategy as a result. Regulatory changes also may affect counterparty risk. Because these requirements are new and evolving, their ultimate impact on the fund and the financial system is not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, central clearing and related requirements expose the fund to new kinds of costs and risks.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts. The CFTC has proposed position limits for certain swaps. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if the fund does not intend to exceed applicable position limits, it is possible that different clients managed by Putnam Management and its affiliates may be aggregated for this purpose. Any modification of trading decisions or elimination of open positions that may be required to avoid exceeding such limits may adversely affect the profitability of the fund.

In October 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in another investment company. These changes include, among other things, amendments to Rule 12d1-1, the rescission of Rule 12d1-2, the adoption of Rule 12d1-4, and the rescission of certain exemptive relief issued by the SEC permitting such investments in excess of statutory limits. These regulatory changes may adversely impact each fund’s investment strategies and operations.

Market Risk

The value of securities in a fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions (including perceptions about monetary policy, interest rates or the risk of default), government actions (including protectionist measures, intervention in the financial markets or other regulation, and changes in fiscal, monetary or tax policies), geopolitical events or changes (including natural disasters, epidemics or pandemics, terrorism and war), and factors related to a specific issuer, geography, industry or sector. In addition, the increasing popularity of passive index-based investing may have the potential to increase security price correlations and volatility. (As passive strategies generally buy or sell securities based simply on inclusion and representation in an index, securities prices will have an increasing tendency to rise or fall based on whether money is flowing into or out of passive strategies rather than based on an analysis of the prospects and valuation of individual securities. This may result in increased market volatility as more money is invested through passive strategies). These and other factors may lead to increased volatility and reduced liquidity in a fund’s portfolio holdings, particularly for larger investments.

Legal, political, regulatory and tax changes may cause fluctuations in markets and securities prices. In the past, governmental and non-governmental issuers have defaulted on, or have been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. Defaults or restructurings by governments or

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others of their debts could have substantial adverse effects on economies, financial markets, and asset valuations around the world. In addition, financial regulators, including the U.S. Federal Reserve and the European Central Bank, at times have taken steps to maintain historically low interest rates, such as by purchasing bonds. Certain countries and regulatory bodies use negative interest rates as a monetary policy tool to encourage economic growth during periods of deflation. In a negative interest rate environment, debt instruments may trade at negative yields, which means the purchaser of the instrument may receive at maturity less than the total amount invested. In addition, in a negative interest rate environment, if a bank charges negative interest rates, instead of receiving interest on deposits, a depositor must pay the bank fees to keep money with the bank. To the extent a fund holds a debt instrument or has a bank deposit with a negative interest rate, the fund would generate a negative return on that investment. In light of current market conditions, interest rates in the United States and many other countries are at or near historic lows, and in some cases, such rates are negative. During periods of very low or negative interest rates, a fund’s susceptibility to interest rate risk (i.e., the risks associated with changes in interest rates) may be magnified, its yield and income may be diminished and its performance may be adversely affected (e.g., during periods of very low or negative interest rates, the Fund may be unable to maintain positive returns). These levels of interest rates (or negative interest rates) may magnify the risks associated with rising interest rates. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, including market volatility and reduced liquidity, and may adversely affect a fund’s yield, income and performance.

Some governmental authorities at times have taken steps to devalue their currencies substantially or have taken other steps to counter actual or anticipated market or other developments. Steps by those regulators and authorities to implement, or to curtail or taper, these activities could have substantial negative effects on financial markets. The withdrawal of support, failure of efforts in response to a financial crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the values and liquidity of certain securities.

The funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, economic uncertainty, and other geopolitical events (including sanctions, tariffs, exchange controls or other cross-border trade barriers) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. In addition, trade disputes (such as the “trade war” between the United States and China that intensified in recent years) may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.  Events such as these and their impact on a fund are difficult to predict.

Likewise, natural and environmental disasters, epidemics or pandemics, and systemic market dislocations may be highly disruptive to economies and markets, and may result in significant market volatility, exchange trading suspensions or closures, or a substantial economic downturn or recession.  Those events, as well as other changes in foreign and domestic economic and political conditions, also could disrupt the operations of a fund or its service providers or adversely affect individual issuers or related groups of issuers, interest rates, credit ratings, default rates, inflation, supply chains, consumer demand, investor sentiment, and other factors affecting the value or liquidity of a fund’s investments.

An outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions; significant disruptions to business operations, supply chains and customer activity; lower consumer demand for goods and services; higher levels of unemployment; event cancellations and restrictions; service cancellations, reductions and other changes; significant challenges in healthcare service preparation and delivery; prolonged quarantines; and general concern and uncertainty. These impacts have negatively affected, and may continue to negatively affect, the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. The COVID-19 pandemic also has resulted in significant market volatility,

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exchange trading suspensions and closures, declines in global financial markets, higher default rates, and economic downturns and recessions, and may continue to have similar effects in the future.  In addition, actions taken by government and quasi-governmental authorities and regulators throughout the world in response to the COVID-19 pandemic, including significant fiscal and monetary policies changes, may affect the value, volatility, and liquidity of some securities and other assets. The health crises caused by the COVID-19 pandemic may also exacerbate other pre-existing political, social, economic, market and financial risks. The effects of the outbreak in developing or emerging market countries may be greater due to less established health care systems. The foregoing could impair a fund’s ability to maintain operational standards (such as with respect to creations and redemptions of fund shares), disrupt the operations of afund’s service providers, adversely affect the value and liquidity of a fund’s investments, and negatively impact the fund’s performance and your investment in the fund. Given the significant uncertainty surrounding the magnitude, duration, reach, costs and effects of the COVID-19 pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, it is difficult to predict its potential impacts on a fund’s investments.

Securities and financial markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets, contribute to overall market volatility and adversely affect the values of the fund’s investments.

Given the increasing interdependence among global economies and markets, conditions in one country, region or market might adversely affect financial conditions or issuers in other countries, regions or markets. For example, any partial or complete dissolution of the Economic and Monetary Union of the European Union, or any increased uncertainty as to its status, could have significant adverse effects on global currency and financial markets, and on the values of the fund’s investments. On January 31, 2020, the United Kingdom formally withdrew from the European Union (commonly known as “Brexit”), and entered a transition period which ended on December 31, 2020. On December 30, 2020, the European Union and the United Kingdom signed the EU-UK Trade and Cooperation Agreement ("TCA"), an agreement on the terms governing certain aspects of the European Union's and the United Kingdom's relationship following the end of the transition period. Notwithstanding the TCA, following the transition period, there is likely to be considerable uncertainty as to the United Kingdom's post-transition framework. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets.  Potential negative long-term effects could include, among others, greater market volatility and illiquidity, disruptions to world securities markets, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and an increased likelihood of a recession in the United Kingdom. To the extent a fund has focused its investments in a particular country, region or market, adverse geopolitical and other events impacting that country, region or market could have a disproportionate impact on the fund.

[Master Limited Partnerships (MLPs)

A MLP generally is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for U.S. federal income tax purposes. MLPs may derive income and gains from, among other things, the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by one or more of the following: a major energy company, an investment fund, or the direct management of the MLP. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership through ownership of common units and have a limited role in the partnership’s operations and management.

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MLP securities in which certain funds may invest can include, but are not limited to: (i) equity securities of MLPs, including common units, preferred units or convertible subordinated units; (ii) debt securities of MLPs, including debt securities rated below investment grade; (iii) securities of MLP affiliates; (iv) securities of open-end funds, closed-end funds or exchange-traded funds (“ETFs”) that invest primarily in MLP securities; or (v) exchange-traded notes whose returns are linked to the returns of MLPs or MLP indices.

The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, MLP common units represent an equity ownership interest in a partnership, providing limited voting rights and entitling the holder to a share of the company’s success through distributions and/or capital appreciation. Unlike shareholders of a corporation, common unit holders do not elect directors annually and generally have the right to vote only on certain significant events, such as mergers, a sale of substantially all of the assets, removal of the general partner or material amendments to the partnership agreement. In addition, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation.

MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities can also be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests. For example, companies operating in the energy MLP sector are subject to risks that are specific to the industry in which they operate. MLPs and other companies that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve which may be impacted by a wide range of factors including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions, among others. Energy MLP companies are subject to varying demand for oil, natural gas or refined products in the markets they serve, as well as changes in the supply of products requiring gathering, transport, processing, or storage due to natural declines in reserves and production in the supply areas serviced by the companies’ facilities. Declines in oil or natural gas prices, as well as adverse regulatory decisions, may cause producers to curtail production or reduce capital spending for production or exploration activities, which may in turn reduce the need for the services provided by energy MLP companies. Lower prices may also create lower processing margins. Energy MLPs may also be subject to regulation by the Federal Energy Regulatory Commission (“FERC”) with respect to tariff rates that these companies may charge for interstate pipeline transportation services. An adverse determination by FERC with respect to tariff rates of a pipeline MLP could have a material adverse effect on the business, financial conditions, result of operations, cash flows and prospects of that pipeline MLP and its ability to make cash distributions to its equity owners.]

Money Market Instruments

Money market instruments, or short-term debt instruments, consist of obligations such as commercial paper, bank obligations (e.g., certificates of deposit and bankers’ acceptances), repurchase agreements, and various government obligations, such as Treasury bills. These instruments have a remaining maturity of one year or less and are generally of high credit quality. Money market instruments may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the IRS nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect

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the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Commercial paper is a money market instrument issued by banks or companies to raise money for short-term purposes. Commercial paper is usually sold on a discounted basis rather than as an interest-bearing instrument. Unlike some other debt obligations, commercial paper is typically unsecured, which increases the credit risk associated with this type of investment. In some cases, commercial paper may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Certificates of deposit may include those issued by foreign banks outside the United States. Such certificates of deposit include Eurodollar and Yankee certificates of deposit. Eurodollar certificates of deposit are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States. Yankee certificates of deposit are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Time deposits are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid.

In accordance with rules issued by the SEC, the fund may from time to time invest all or a portion of its cash balances in money market advised by Putnam Management. In connection with such investments, Putnam Management may waive a portion of the advisory fees otherwise payable by the fund. See “Charges and expenses” in Part I of this SAI for the amount, if any, waived by Putnam Management in connection with such investments.

Preferred Stocks

The fund may invest in preferred stocks that are traded on a U.S. stock exchange or foreign exchange that trades contemporaneously with the fund’s shares. A preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer’s assets but is junior to the debt securities of the issuer in those same respects. Under ordinary circumstances, preferred stock does not carry voting rights. As with all equity securities, the value of preferred stock fluctuates based on changes in a company’s financial condition and on overall market and economic conditions. The value of preferred stocks is particularly sensitive to changes in interest rates and is more sensitive to changes in an issuer’s creditworthiness than is the value of debt securities. In addition, many preferred stocks may be called or redeemed prior to their maturity by the issuer under certain conditions, which can limit the benefit to investors of a decline in interest rates. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Additionally, if the issuer of preferred stock experiences economic or financial difficulties, its preferred stock may lose value due to the reduced likelihood that its board of directors

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will declare a dividend. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions. If the fund owns a preferred stock that is deferring its distribution, it may be required to report income for tax purposes despite the fact that it is not receiving current income on this position. Preferred stocks often are subject to legal provisions that allow for redemption in the event of certain tax or legal changes or at the issuer’s call. In the event of redemption, the fund may not be able to reinvest the proceeds at comparable rates of return. Preferred stocks are subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities. Preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities, and U.S. government securities.

Certain types of preferred stocks may be convertible securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued on debt or dividends paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, preferred stocks that are convertible securities have characteristics similar to non-convertible preferred stocks. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

The market value of a convertible security is a function of its “investment value” and its “conversion value.” A security’s “investment value” represents the value of the security without its conversion feature (i.e., a nonconvertible security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value may be dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure. A security’s “conversion value” is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current market price of the underlying security. Because of the conversion feature, the market value of a convertible security will normally fluctuate in some proportion to changes in the market value of the underlying security, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions.

A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. If the conversion value of a convertible security is significantly below its investment value, the convertible security generally trades like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security is typically more heavily influenced by fluctuations in the market price of the underlying security. Generally, the amount of the premium decreases as the convertible security approaches maturity. Convertible securities generally have less potential for gain than common stocks.

The fund’s investments in convertible securities may at times include preferred stocks that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the

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security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

Real Estate Investment Trusts (REITs)

The fund may invest in exchange-traded REITs. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. REITs may concentrate their investments in specific geographic areas or in specific property types (i.e., hotels, shopping malls, residential complexes and office buildings). Like regulated investment companies such as the fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Code. The fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the fund’s own expenses.

Investing in REITs may involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). The market value of REIT shares and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owners to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, failing to maintain their exemptions from registration under the Investment Company Act, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs (“hybrid REITs”). Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the risk of borrower default, the likelihood of which is increased for mortgage REITs that invest in sub-prime mortgages. REITs, and mortgage REITs in particular, are also subject to interest rate risk. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the fund’s REIT investments to decline. During periods when interest rates are declining, mortgages are often refinanced. Refinancing may reduce the yield on investments in mortgage REITs. In addition, since REITs depend on payment under their mortgage loans and leases to generate cash to make distributions to their shareholders, investments in REITs may be adversely affected by defaults on such mortgage loans or leases. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate, and thus may be subject to risks associated with both real estate ownership and investments in mortgage-related securities.

Investing in certain REITs, which often have small market capitalizations, may also involve the same risks as investing in other small capitalization companies. REITs may have limited financial resources and their securities may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks such as those included in the S&P 500 Index. The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties

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through joint ventures or in other circumstances in which the REIT may not have control over its investments. REITs may incur significant amounts of leverage.

REITs are dependent upon their operators’ management skills, are generally not diversified (except to the extent the Code requires), and are subject to heavy cash flow dependency, borrower default or self-liquidation. REITs are also subject to the possibility of failing to qualify for the tax-advantaged treatment available to REITs under the Code or failing to maintain their exemptions from registration under the 1940 Act. In addition, REITs may be adversely affected by changes in federal tax law, for example, by limiting their permissible businesses or investments. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

The fund’s investment in a REIT may result in the fund making distributions that constitute a return of capital to fund shareholders for federal income tax purposes or may require the fund to accrue and distribute income not yet received. In addition, distributions by a fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Repurchase Agreements

A repurchase agreement is a contract under which the fund, the buyer under the contract, acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller (or repurchase agreement counterparty) to repurchase, and the fund to resell, the security at a fixed time and price, which represents the fund’s cost plus interest (or, for repurchase agreements under which the fund acquires a security and then sells it short, the fund’s cost of “borrowing” the security). A repurchase agreement with a stated maturity of longer than one week is generally considered an illiquid investment. It is the fund’s present intention to enter into repurchase agreements only with banks and registered broker-dealers.

The fund may be exposed to the credit risk of the repurchase agreement counterparty (or seller) in the event that the counterparty is unable or unwilling to close out the repurchase agreement in accordance with its terms or the parties disagree as to the meaning or application of those terms. In such an event, the fund may be subject to expenses, delays, and risk of loss, including: (i) possible declines in the value of the underlying security while the fund seeks to enforce its rights under the agreement; (ii) possible reduced levels of income and lack of access to income during this period; and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate. The fund is also subject to the risk that the repurchase agreement instrument may not perform as expected.

Pursuant to no-action relief granted by the SEC, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

Securities Loans

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby potentially realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before the fund can dispose of it. As a matter of policy, securities loans are made to broker-dealers or other financial institutions pursuant to agreements requiring that the loans be

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continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, “marked-to-market” daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The fund bears the risk of any loss on the investment of the collateral; any such loss may exceed, potentially by a substantial amount, any profit to the fund from its securities lending activities. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities. The fund may pay fees in connection with arranging loans of its portfolio securities.

Securities of Other ETFs

Securities of ETFs represent interests in collective investment portfolios that, in turn, invest directly in underlying instruments. ETFs may seek to replicate the performance of a specific index or be actively managed.

Index ETFs seek to track the performance or dividend yield of specific indexes or companies in related industries, though unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. These indexes may be broad-based, sector-based or international.

Typically, shares of an index ETF are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called “short ETFs” or “bear ETFs”), ETF shares are expected to increase in value as the value of the underlying benchmark decreases. Inverse ETFs seek to deliver the opposite of the performance of the benchmark they track and are often marketed as a way for investors to profit from, or at least hedge their exposure to, downward moving markets. Investments in inverse ETFs are similar to holding short positions in the underlying benchmark.

Investing in ETFs involves substantially the same risks as investing directly in the underlying instruments, but also involves expenses at the ETF-level, such as portfolio management fees and operating expenses. These expenses are in addition to the fees and expenses of the fund itself, which may lead to duplication of expenses while the Putnam fund owns another ETF’s shares. In addition, investing in ETFs involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the underlying instruments or index. Performance of an index ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the index ETF may occasionally differ. To the extent the fund invests in other actively managed ETFs, its performance will also depend on the investment and research abilities of investment managers other than Putnam Management.

ETF shares typically trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. ETF shares carry the risk that the price the fund pays or receives may be higher or lower than the investment company’s net asset value. ETFs also are subject to the risk that the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times).

ETFs are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts or interruptions due to policies of the relevant exchange, unusual market conditions or other reasons. There can be no assurance that shares of an ETF will continue to be listed on an active exchange.

ETFs also may be leveraged. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or decline, in the case of inverse ETFs) of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged and inverse ETFs “reset” daily, meaning they are designed to achieve their stated objectives on a daily basis.

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Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

The extent to which the fund can invest in securities of other ETFs is generally limited by federal securities laws. For more information regarding the tax treatment of ETFs, please see “Taxes” below.

Short-Term Trading

In seeking the fund’s objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as “portfolio turnover” and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income when distributed to taxable individual shareholders. As a result of the fund’s investment policies, under certain market conditions the fund’s portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund’s portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund’s portfolio.

Special Purpose Acquisition Companies

The fund may invest in stock, rights, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital in the form of a blind pool via an IPO for the purpose of acquiring an existing company. The shares of a SPAC are typically issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. At a specified time following the SPAC’s IPO (generally 1-2 months), the rights and warrants may be separated from the common stock at the election of the holder, after which they become freely tradeable. After going public and until an acquisition is completed, a SPAC generally invests the proceeds of its IPO (less a portion retained to cover expenses), which are held in trust, in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective. If a SPAC does not complete an acquisition within a specified period of time after going public, the SPAC is dissolved, at which point the invested funds are returned to the SPAC’s shareholders (less certain permitted expenses) and any rights or warrants issued by the SPAC expire worthless.

Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, the securities issued by a SPAC, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Temporary Defensive Strategies

In response to adverse market, economic, political or other conditions, a fund may take temporary defensive positions that are inconsistent with its principal investment strategies. However, a fund may choose not to use these temporary defensive strategies for a variety of reasons, even in very volatile market conditions. In implementing temporary defensive strategies, the fund may invest primarily in, among other things, preferred stocks, cash, U.S. Treasury securities, government money market funds, or any other Permissible Investments that Putnam Management considers consistent with such defensive strategies. When the fund takes temporary defensive positions, the fund may miss out on investment opportunities, and the fund may not achieve its

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investment objective. In addition, while temporary defensive strategies are mainly designed to limit losses, such strategies may not work as intended.

EXCHANGE TRADED FUND RISKS

Continuous Offering

The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by a fund on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with Foreside Fund Services, LLC (“Foreside”), each fund’s distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that 12 could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters,” but are effecting transactions in shares of a fund, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the 1933 Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. Firms that incur a prospectus-delivery obligation with respect to shares of each fund are reminded that, under Rule 153 under the 1933 Act, a prospectus-delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available from the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Listing and Trading

Shares of each fund have been approved for listing and trading on an exchange. Each fund’s shares trade on an exchange at prices that may differ to some degree from their NAV. The listing exchange may remove each fund’s shares from listing if, among other things (i) following the initial 12-month period beginning upon the commencement of trading of each fund, there are fewer than 50 beneficial owners of each fund’s shares for 30 or more consecutive trading days; (ii) either the Tracking Basket or the holdings of the portfolio are not made available to all market participants at the same time; (iii) a fund has failed to file any filings required by the SEC or listing exchange is aware that a fund is not in compliance with the conditions of any exemptive order or no-action relief granted by the SEC with respect to the fund; (iv) certain ongoing listing requirements are not continuously maintained; (v) any of the representations made by a fund in connection with its listing order are not continuously met; or (vi) such other event shall occur or condition exists that, in the opinion of the listing exchange, makes further dealings on the exchange inadvisable. The listing exchange will remove each fund’s shares from listing and trading upon termination of the trust. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of each fund’s shares will continue to be met.

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As in the case of other publicly-traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

Unlike other actively managed ETFs that publish their portfolio holdings on a daily basis, each fund does not publicly disclose the composition of its portfolio each business day, which may affect the price at which shares of a fund trade in the secondary market. Given the differences between each fund and ETFs that disclose their complete holdings daily, there is a risk that market prices of a fund may vary significantly from NAV, and that a fund’s shares may trade at a wider bid/ask spread – and therefore cost investors more to trade – than shares of other ETFs. These risks are heightened during periods of market disruption or volatility. In addition, although a fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify a fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders, such as front running a fund’s trades of portfolio securities.

TAXES

[The following discussion of U.S. federal income tax consequences is based on the Code, existing U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.]

[Taxation of the fund. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of the fund’s taxable year, (i) at least 50% of the market value of the fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the fund’s total assets is invested, including through corporations in which the fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

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In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income of a regulated investment company derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in paragraph (b) above, identification of the issuer (or, in some cases, issuers) of a particular fund investment will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the fund’s ability to meet the diversification test in (b) above. Also, for the purposes of the diversification test in paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to U. S. federal income tax on income or gains distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If the fund were to fail to meet the income, diversification or distribution test described above, the fund could in some cases cure such failure, including by paying a fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If the fund were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders, and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, that the shareholder meets certain holding period and other requirements in respect of the fund’s shares (as described below). In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

The fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net tax-exempt income (if any). The fund may distribute its net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards). Investment company taxable income (which is retained by the fund) will be subject to tax at regular corporate rates. The fund may also retain for investment its net capital gain. If the fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If the fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the fund will be increased by an amount equal to

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the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The fund is not required to, and there can be no assurance the fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income and its earnings and profits, a regulated investment company generally may also elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion, if any, of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss, if any, from the sale, exchange or other taxable disposition of property, attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary loss, if any, attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would otherwise be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, the fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

The fund distributes its net investment income and capital gains to shareholders as dividends at least annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid U.S. federal income or excise tax. Provided it is not treated as a “personal holding company” for U.S. federal income tax purposes, the fund is permitted to treat the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the fund’s accumulated earnings and profits as a dividend on the fund’s tax return. This practice, which involves the use of tax equalization, will have the effect of reducing the amount of income and gains that the fund is required to distribute as dividends to shareholders in order for the fund to avoid U. S. federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and the amount of any undistributed income will be reflected in the value of the shares of the fund; the total return on a shareholder’s investment will not be reduced as a result of this distribution policy.]

[Fund distributions. Distributions from the fund (other than exempt-interest dividends, as discussed below) generally are taxable to shareholders as ordinary income to the extent derived from the fund’s investment income and net short-term capital gains. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares of the fund or other Putnam funds.

Taxes on distributions of capital gains are determined by how long the fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Tax rules can alter the fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain that are properly reported by the fund as capital gain dividends (“Capital Gain Dividends”) will be treated as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. The IRS and the Department of the Treasury have issued proposed regulations that

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would impose special rules in respect of Capital Gain Dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Code. Distributions from capital gains generally are made after applying any available capital loss carryforwards. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the fund of net investment income and capital gains (other than exempt-interest dividends) as described herein, and (ii) any net gain from the sale, redemption, exchange or other taxable disposition of fund shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in the fund.

Distributions of investment income reported by the fund as “qualified dividend income” received by an individual will be taxed at the reduced rates applicable to net capital gain. In order for some portion of the dividends received by a fund shareholder to be qualified dividend income, the fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the fund’s shares. In general, a dividend will not be treated as qualified dividend income (at either the fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. Each fund, other than fixed-income and money market funds, generally expects to report eligible dividends as qualified dividend income.

In general, distributions of investment income reported by the fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such fund’s shares. In any event, if the aggregate qualified dividends received by the fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the fund’s dividends (other than dividends properly reported as Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

Distributions by the fund to its shareholders that the fund properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders.

Subject to future regulatory guidance to the contrary, distributions attributable to qualified publicly traded partnership income from a fund’s investments in MLPs will ostensibly not qualify for the deduction available to non-corporate taxpayers in respect of such amounts received directly from an MLP.

In general, fixed-income and money market funds receive interest, rather than dividends, from their portfolio securities. As a result, it is not currently expected that any significant portion of such funds’ distributions to shareholders will be derived from qualified dividend income. For information regarding qualified dividend income received from underlying funds, see “Funds of funds” below.

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In general, dividends of net investment income received by corporate shareholders of the fund will qualify for the dividends-received deduction generally available to corporations only to the extent of the amount of eligible dividends received by the fund from domestic corporations for the taxable year. A dividend received by the fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)). For information regarding eligibility for the dividends-received deduction of dividend income derived from an underlying fund, see “Funds of funds” below.]

[Funds of funds. If the fund invests in shares of underlying funds, a portion of its distributable income and gains will consist of distributions from the underlying funds and gains and losses on the disposition of shares of the underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until and only to the extent that it disposes of shares of the underlying fund in a transaction qualifying for sale or exchange treatment or those losses reduce distributions required to be made by the underlying fund. Moreover, even when the fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for U.S. federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund).

In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to the fund’s sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the fund at a loss and the fund acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the fund’s hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that the fund will be required to distribute to shareholders may be greater than such amounts would have been had the fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the amount or timing of distributions from the fund qualifying for treatment as being of a particular character (e.g., as long-term capital gain, exempt interest, eligible for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the fund invested directly in the securities held by the underlying funds.

If the fund receives dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund reports such dividends as “qualified dividend income,” then the fund may, in turn, report a portion of its distributions as “qualified dividend income” as well, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.

If the fund receives dividends from an underlying fund and the underlying fund reports such dividends as eligible for the dividends-received deduction, then the fund is permitted, in turn, to designate a portion of its distributions as eligible for the dividends-received deduction, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.

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If the fund were to own 20% or more of the voting interests of an underlying fund, subject to a safe harbor in respect of certain fund of funds arrangements, the fund would be required to “look through” the underlying fund to its holdings and combine the appropriate percentage (as determined pursuant to the applicable Treasury Regulations) of the underlying fund’s assets with the fund’s assets for purposes of satisfying the 25% diversification test described above.

If, at the close of each quarter of the fund’s taxable year, at least 50% of its total assets consists of interests in other regulated investment companies (such fund, a “qualified fund of funds”), the fund will be permitted to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests, or interest on any tax-exempt obligations in which it directly invests, if any.

If the fund is a qualified fund of funds, the fund will be entitled to elect to pass through to its shareholders a credit or deduction for foreign taxes (if any) borne in respect of foreign securities income earned by the fund, or by any underlying funds and passed through to the fund. If the fund so elects, shareholders will include in gross income from foreign sources their pro rata shares of such taxes, if any, treated as paid by the fund. Even if the fund is eligible to make such an election for a given year, it may determine not to do so. If the fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction. See “Foreign taxes” below for more information.]

Derivatives, hedging and related transactions; certain exposure to commodities. In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the Commodities Futures Trading Commission is treated as short-term gain or loss, and 60% is treated as long-term gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, such contracts held by the fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above in respect of futures transactions, the fund’s derivative transactions, including futures contracts and other similar transactions, including for hedging purposes, will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund’s securities, convert long-term capital gains into short-term capital gains, short-term capital losses into long-term capital losses, or capital gains into ordinary income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund may make any applicable elections pertaining to such transactions consistent with the interests of the fund.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

The tax rules are uncertain with respect to the treatment of income or gains arising in respect of commodity-linked exchange-traded notes (“ETNs”) and certain commodity-linked structured notes; also, the timing and character of income or gains arising from ETNs can be uncertain. An adverse determination or future guidance by the IRS (which determination or guidance could be retroactive) may affect the fund’s ability to qualify for treatment as a regulated investment company and to avoid a fund-level tax.

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To the extent that, in order to achieve exposure to commodities, the fund invests in entities that are treated as pass-through vehicles for U.S. federal income tax purposes, including, for instance, certain ETFs (e.g., ETFs investing in gold bullion) and partnerships other than qualified publicly traded partnerships (as defined earlier), all or a portion of any income and gains from such entities could constitute non-qualifying income to the fund for purposes of the 90% gross income requirement described above. In such a case, the fund’s investments in such entities could be limited by its intention to qualify as a regulated investment company and could bear on its ability to so qualify. Certain commodities-related ETFs may qualify as qualified publicly traded partnerships. In such cases, the net income derived from such investments will constitute qualifying income for purposes of the 90% gross income requirement. If, however, such a vehicle were to fail to qualify as a qualified publicly traded partnership in a particular year, a portion of the gross income derived from it in such year could constitute non-qualifying income to the fund for purposes of the 90% gross income requirement and thus could adversely affect the fund’s ability to qualify as a regulated investment company for a particular year. In addition, the diversification requirement described above for regulated investment company qualification will limit the fund’s investments in one or more vehicles that are qualified publicly traded partnerships to 25% of the fund’s total assets as of the close of each quarter of the fund’s taxable year.

Investments in REITs. The fund’s investment in REIT equity securities may result in the fund’s receipt of cash in excess of the REIT’s earnings. If the fund distributes such amounts, such distribution could constitute a return of capital to the fund shareholders for U.S. federal income tax purposes. Dividends received by the fund from a REIT generally will not constitute qualified dividend income and will not qualify for the corporate dividends-received deduction.

Distributions by the fund to its shareholders that the fund properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. Non-corporate shareholders are permitted a federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Very generally, a “section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by a regulated investment company from REITs, to the extent such dividends are properly reported as such by the regulated investment company in a written notice to its shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying regulated investment company shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

[Capital loss carryforward. Distributions from capital gains generally are made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the fund retains or distributes such gains. If a fund incurs or has incurred capital losses in excess of capital gains (“net capital losses”), those losses will be carried forward to one or more subsequent taxable years; any such carryforward losses will retain their character as short-term or long-term.]

[Foreign taxes. If more than 50% of the fund’s assets at taxable year end consists of the securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries in respect of foreign securities the fund has held for at least the minimum period specified in the Code. A qualified fund of funds also may elect to pass through to its shareholders foreign taxes it has paid or foreign taxes passed through to it by any underlying fund that itself elected to pass through such taxes to shareholders (see “Funds of funds” above). In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during

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the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if the fund is eligible to make such an election for a given year, it may determine not to do so. However, even if the fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.]

[Sale, exchange or redemption of shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss generally will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. This loss disallowance, however, does not apply with respect to redemptions of fund shares held for six months or less with respect to a regular exempt-interest dividend paid by the fund if such fund declares substantially all of its net tax-exempt income as exempt-interest dividends on a daily basis, and pays such dividends at least on a monthly basis. In addition, any loss (not already disallowed as provided in the preceding sentences) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.]

[Cost basis reporting. Upon the redemption or exchange of a shareholder’s shares in the fund, the fund, or, if such shareholder’s shares are then held through a financial intermediary, the financial intermediary, will be required to provide the shareholder and the IRS with cost basis and certain other related tax information about the fund shares the shareholder redeemed or exchanged. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Shareholders can visit www.putnam.com/costbasis, or call the fund at 1-800-225-1581, or consult their financial representatives, as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Shareholders should consult their tax advisors to determine which available cost basis method is best for them.]

[Shares purchased through tax-qualified plans. Special tax rules apply to investments through employer-sponsored retirement plans and other tax-qualified plans or tax-advantaged arrangements. Shareholders should consult their tax advisors to determine the suitability of shares of the fund as an investment through such plans and arrangements and the precise effect of an investment on their particular tax situation.]

[Backup withholding. The fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

In order for a foreign investor to qualify for exemption from the backup withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a fund should consult their tax advisors in this regard.]

[Tax shelter reporting regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct

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shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.]

[Non-U.S. shareholders. Distributions by the fund to shareholders that are not “U.S. persons” within the meaning of the Code (“foreign shareholders”) properly reported by the fund as (1) Capital Gain Dividends, (2) interest-related dividends, (3) short-term capital gain dividends, each as defined below and subject to certain conditions described below, and (4) exempt-interest dividends generally are not subject to withholding of U.S. federal income tax.

In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by the fund in a written notice to shareholders. The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below. The exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. If the fund invests in other regulated investment companies that pay Capital Gain Dividends, short-term capital gain dividends or interest-related dividends to the fund, such distributions retain their character as not subject to withholding if properly reported when paid by the fund to foreign shareholders. The fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. In the case of shares held through an intermediary, the intermediary may withhold even if the fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders.

The fact that a fund achieves its goals by investing in underlying funds generally does not adversely affect the fund’s ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its investments in underlying funds, except possibly to the extent that (1) interest-related dividends received by the fund are offset by deductions allocable to the fund’s qualified interest income or (2) short-term capital gain dividends received by the fund are offset by the fund’s net short- or long-term capital losses, in which case the amount of a distribution from the fund to a foreign shareholder that is properly reported as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the underlying funds.

Distributions by the fund to foreign shareholders other than Capital Gain Dividends, interest-related dividends, and short-term capital gain dividends and exempt-interest dividends (e.g., dividends attributable to dividend and foreign-source interest income or to short-term capital gains or U.S.-source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

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Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the fund, unless (i) such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States; (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the fund (as described below).

If a beneficial holder who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

Special rules would apply if the fund were a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition of USRPIs described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs generally are defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. A fund that holds, directly or indirectly, significant interests in REITs may be a USRPHC. Interests in domestically controlled QIEs, including regulated investment companies and REITs that are QIEs, not-greater-than-10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in regulated investment companies generally are not USRPIs, but these exceptions do not apply for purposes of determining whether a fund is a QIE.

If an interest in the fund were a USRPI, the fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

If the fund were a QIE under a special “look-through” rule, any distributions by the fund to a foreign shareholder (including, in certain cases, distributions made by the fund in redemption of its shares) attributable directly or indirectly to (i) distributions received by the fund from a lower-tier regulated investment company or REIT that the fund is required to treat as USRPI gain in its hands and (ii) gains realized on the disposition of USRPIs by the fund would retain their character as gains realized from USRPIs in the hands of the fund’s foreign shareholders and would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the fund.

Foreign shareholders of the fund also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of fund shares.

Foreign shareholders should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in the fund.]

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[Other reporting and withholding requirements. Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require a fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays. The IRS and the Department of Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or Capital Gain Dividends the fund pays. If a payment by the fund is subject to FATCA withholding, the fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., short-term capital gain dividends and interest-related dividends).

Each prospective investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.]

[General Considerations. The U.S. federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the fund, as well as the effects of state, local and foreign tax law and any proposed tax law changes.]

MANAGEMENT

Trustees

Name, Address[1], Year of Birth, Position(s) Held with Fund and Length of Service as a Putnam Fund Trustee[2]	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
Liaquat Ahamed (Born 1952), Trustee since 2021	Author; won Pulitzer Prize for Lords of Finance: The Bankers Who Broke the World.	Chairman of the Sun Valley Writers Conference, a literary not-for-profit organization; and a Trustee of the Journal of Philosophy.
Katinka Domotorffy (Born 1975), Trustee since 2021	Voting member of the Investment Committees of the Anne Ray Foundation and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies.	Director of the Great Lakes Science Center and of College Now Greater Cleveland.
Catharine Bond Hill (Born 1954), Trustee since 2021

Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change.

From 2006 to 2016, Dr. Hill served as the 10th president of Vassar College.

Director of Yale-NUS College; and Trustee of Yale University.
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Mona K. Sutphen (Born 1967), Trustee since 2021	Senior Adviser at The Vistria Group, a private investment firm focused on middle-market companies in the healthcare, education, and financial services industries. From 2014 to 2018, Partner at Marco Advisory Partners, a global consulting firm.	Director of Unitek Learning, a private nursing and medical services education provider in the United States; previous Director of Pattern Energy, a publicly traded renewable energy company; Board Member, International Rescue Committee; Co-Chair of the Board of Human Rights First; Trustee of Mount Holyoke College; and Member of the Advisory Board for the Center on Global Energy Policy at Columbia University’s School of International and Public Affairs.

Interested Trustees
Aaron Cooper (Born [●]), Trustee since 2021	[●]	[●]

1 The address of each Trustee is 100 Federal Street, Boston, MA 02110. [As of the date of this SAI, each Trustee oversees a total of [●] Putnam funds in the complex.]

2 Each Trustee serves for an indefinite term, until his or her resignation, death or removal, except that Trustees who are not also officers of the Trust shall retire on December 31st of the year in which they reach their 75th birthday.

*Trustee who is an “interested person” (as defined in the 1940 Act) of the fund and Putnam Management. Mr. Cooper is deemed an “interested person” by virtue of his positions as an officer of the fund and Putnam Management. Mr. Cooper is [●] of [●] and President of the Trust.

Trustee Qualifications

Independent Trustees

Below is a brief description of the experience, qualifications, attributes and skills that contributed to the conclusion that each Independent Trustee should serve on the Board.

Liaquat Ahamed -- Mr. Ahamed’s experience as Chief Executive Officer of a major investment management organization and as head of the investment division at the World Bank, as well as his experience as an author of economic literature.

Katinka Domotorffy -- Ms. Domotorffy’s experience as Chief Investment Officer and Global Head of Quantitative Investment Strategies at a major asset management organization.

Catharine Bond Hill -- Dr. Hill’s education and experience as an economist and as president and provost of colleges in the United States.

Mona K. Sutphen – Ms. Sutphen’s extensive experience advising corporate, philanthropic and institutional investors on the intersection of geopolitics, policy and markets, as well as her prior service as White House Deputy Chief of Staff for Policy and as a US Foreign Service Officer, her work advising financial services companies on macro risks, and her service as director of public companies.

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Each Independent Trustee’s current service as a member of the Board of Trustees of the other funds in the Putnam funds complex also demonstrated a high level of diligence and commitment to the interests of fund shareholders and an ability to work effectively and collegially with other members of the Board.

Interested Trustee

Below is a brief description of the experience, qualifications, attributes and skills that contributed to the conclusion that the Interested Trustee should serve on the Board.

Aaron Cooper -- [●]

Officers

In addition to Aaron Cooper, the Trust’s President, the other officers of the Trust are shown below. All of the officers of the Trust are employees of Putnam Management or its affiliates.

Name, Address[1], Year of Birth, Position(s) Held with Fund	Length of Service with the Putnam Funds[2]	Principal Occupation(s) During Past 5 Years and Position(s) with Fund’s Investment Adviser and Distributor[3]
[●]	[●]	[●]
[●]	[●]	[●]
[●]	[●]	[●]
[●]	[●]	[●]

1The address of each Officer is 100 Federal Street, Boston, MA 02110.

2Each officer serves for an indefinite term, until his or her resignation, retirement, death or removal.

3Prior positions and/or officer appointments with the fund or the fund’s investment adviser and distributor have been omitted.

Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

Board Leadership Structure and Standing Committees

Board Leadership Structure. Currently, four out of the five Trustees of the Trust are Independent Trustees, meaning that they are not considered “interested persons” of the Trust or Putnam Management. These Independent Trustees must vote separately to approve all financial arrangements and other agreements with Putnam Management and other affiliated parties. The role of independent trustees has been characterized as that of a “watchdog” charged with oversight to protect shareholders’ interests against overreaching and abuse by those who are in a position to control or influence a fund. The Independent Trustees meet regularly as a group in executive session (i.e., without representatives of Putnam Management or its affiliates present). An Independent Trustee currently serves as chair of the Board.

[Standing Committees. The Board has two standing committees, the Audit Committee and the Nominating Committee, and has delegated certain responsibilities to those Committees.]

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[Audit Committee. The Audit Committee’s responsibilities include: (i) approving the selection, retention, termination and compensation of the Trust’s Independent Registered Public Accounting Firm; (ii) reviewing the scope of the Independent Registered Public Accounting Firm’s audit activity; (iii) reviewing the audited financial statements; and (iv) reviewing with such Independent Registered Public Accounting Firm the adequacy and the effectiveness of the Trust’s internal controls. The Audit Committee is composed entirely of Independent Trustees.]

[Nominating Committee. The Nominating Committee’s responsibilities include, among other things, identifying and recommending individuals for Board membership, and evaluating candidates for Board membership. The Nominating Committee will consider nominees for Trustee recommended by shareholders of a fund provided that such recommendations are submitted by the date disclosed in the fund’s proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the Exchange Act. The Nominating Committee is composed entirely of Independent Trustees.]

[For details regarding the number of times the standing committees of the Board of Trustees met during a fund’s last fiscal year, see “Trustee responsibilities and fees” in Part I of this SAI.]

[Risk Oversight. While risk management is the primary responsibility of the fund’s investment manager, the Trustees receive reports regarding investment risks, compliance risks and other risks. The Board also meets periodically with the funds’ Chief Compliance Officer to receive compliance reports. In addition, the Board meets periodically with the portfolio managers of the funds to receive reports regarding the management of the funds. The Board recognizes that the reports it receives concerning risk management matters are, by their nature, typically summaries of the relevant information. Moreover, the Board recognizes that not all risks that may affect the fund can be identified in advance; that it may not be practical or cost effective to eliminate or to mitigate certain risks; that it may be necessary to bear certain risks (such as investment-related risks) in seeking to achieve the fund’s investment objectives; and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. As a result of the foregoing and for other reasons, the Board’s risk management oversight is subject to substantial limitations.]

Indemnification of Trustees

The Agreement and Declaration of Trust of each fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it has been finally adjudicated that (a) they have not acted in good faith, (b) they have not acted in the reasonable belief that their actions were (i) in the best interests of the fund or (ii) at least were not opposed to the best interests of the fund, (c) in the case of a criminal proceeding, they had reasonable cause to believe the action was unlawful or (d) they were liable to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

For details of Trustees’ fees paid by the fund and information concerning retirement guidelines for the Trustees, see “Charges and expenses” in Part I of this SAI.

Putnam Management and its Affiliates

Putnam Management is one of America’s oldest and largest money management firms. Putnam Management’s staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund’s portfolio. By pooling an investor’s money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937.

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Putnam Management is a subsidiary of Putnam Investments. Great-West Lifeco Inc., a financial services holding company with operations in Canada, the United States and Europe and a member of the Power Financial Corporation group of companies, owns a majority interest in Putnam Investments. Power Financial Corporation, a diversified management and holding company with direct and indirect interests in the financial services sector in Canada, the United States and Europe, is a subsidiary of Power Corporation of Canada, a diversified international management and holding company with interests in companies in the financial services, communications and other business sectors. The Desmarais Family Residuary Trust, a trust established pursuant to the Last Will and Testament of the Honourable Paul G. Desmarais, directly and indirectly controls a majority of the voting shares of Power Corporation of Canada.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Putnam Investments or its parent companies will benefit from the advisory fees, sales commissions, distribution fees and transfer agency fees paid or allowed by the fund.

The Management Contract

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund’s net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund’s portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers that furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

For details of Putnam Management’s compensation under the Management Contract, see “Charges and expenses” in Part I of this SAI.

[The fund pays an annual all-inclusive management fee of [●]% to Putnam Management based on the fund’s average daily net assets. The management fee is calculated and accrued daily. The management fee covers investment management services, as well as ordinary and recurring operating expenses (except certain expenses), which are paid of the management fee. The following expenses are not paid out of the management fee and thus are borne separately by the fund: [●].]

Expenses. The Management Contract provides that Putnam Management will pay all of the fund’s ordinary and recurring operating expenses, except for: [interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses].

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on not less than 60 days’ written notice. Subject to certain exceptions, it may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of

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Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

[Putnam Management has entered into a Master Sub-Accounting Services Agreement with State Street Bank and Trust Company (“State Street”), under which Putnam Management has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund. Putnam Management pays State Street a fee, monthly, based on a combination of fixed annual charges and charges based on the fund’s assets and the number and types of securities held by the fund, and reimburses State Street for certain out-of-pocket expenses.]

The Sub-Manager

If so disclosed in the fund’s prospectus, PIL, an affiliate of Putnam Management, has been retained as the sub-manager for a portion of the assets of the fund, as determined by Putnam Management from time to time, pursuant to a sub-management agreement between Putnam Management and PIL. Under the terms of the sub-management contract, PIL, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PIL from time to time by Putnam Management and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management. Putnam Management may also, at its discretion, request PIL to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers. PIL, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties.

The sub-management contract provides that PIL shall not be subject to any liability to Putnam Management, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PIL.

The sub-management contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PIL or Putnam Management, on not more than 60 days’ nor less than 30 days’ written notice. The sub-management contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-management contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Portfolio Transactions

Potential conflicts of interest in managing multiple accounts.

Putnam Management

Like other investment professionals with multiple clients, the fund’s Portfolio Manager(s) may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under “PORTFOLIO MANAGER(S)” “Other accounts managed” at the same time. The paragraphs below describe some of these potential conflicts, which Putnam Management believes are faced by investment professionals at most major financial firms. As described below, Putnam Management and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

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The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

• The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

• The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

• The trading of other accounts could be used to benefit higher-fee accounts (front-running).

• The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Putnam Management attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam Management’s policies:

• Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

• All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

• All trading must be effected through Putnam’s trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

• Front running is strictly prohibited.

• Except as provided in Part I of this SAI, the fund’s Portfolio Manager(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam Management has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Manager(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam Management’s investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, Putnam Management or related persons may from time to time establish “pilot” or “incubator” accounts for the purpose of testing proposed investment strategies and products before offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. Putnam Management or an affiliate supplies the funding for these accounts. Putnam employees, including the fund’s Portfolio Manager(s), may also invest in certain pilot accounts. Putnam Management, and to the extent applicable, the Portfolio Manager(s) will benefit from the favorable investment performance of pilot accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam Management’s policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation – neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam Management’s daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

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A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Manager(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam Management’s trading desk may, to the extent permitted by applicable laws and regulations and where practicable, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam Management’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam Management’s opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. However, accounts advised or sub-advised by PIL will only place trades at an execution-only commission rate, whereas other Putnam accounts may pay an additional amount for research and other products and services (a “bundled” or “full service” rate). Putnam Management may aggregate trades in PIL accounts with other Putnam accounts that pay a bundled rate as long as all participating accounts pay the same execution rate. To the extent that non-PIL accounts pay a bundled rate, the PIL and other Putnam Management accounts would not be paying the same total commission rate. Certain other exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of Putnam Management’s trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. Putnam Management and the fund’s Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different goals and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different goals, policies or restrictions than the fund. Depending on goals or other factors, the Portfolio Manager(s) may give advice and make decisions for another account that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Manager(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam Management has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

Under federal securities laws, a short sale of a security by another client of Putnam Management or its affiliates (other than another registered investment company) within five business days prior to a public offering of the same securities (the timing of which is generally not known to Putnam in advance) may prohibit the fund from participating in the public offering, which could cause the fund to miss an otherwise favorable investment opportunity or to pay a higher price for the securities in the secondary markets.

The fund’s Portfolio Manager(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts. For information on restrictions imposed on personal securities transactions of the fund’s Portfolio Manager(s), please see “Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund.”

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For information about other funds and accounts managed by the fund’s Portfolio Manager(s), please refer to “Who oversees and manages the fund(s)?” in the prospectus and “PORTFOLIO MANAGER(S)” “Other accounts managed” in Part I of the SAI.

Brokerage and research services.

Transactions on stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions may vary among different brokers. A particular broker may charge different commissions according to such factors as execution venue and exchange. Although the fund does not typically pay commissions for principal transactions in the over-the-counter markets, such as the markets for most fixed income securities and certain derivatives, an undisclosed amount of profit or “mark-up” is included in the price the fund pays. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. See “Charges and expenses” in Part I of this SAI for information concerning commissions paid by the fund.

It has for many years been a common practice in the investment advisory business for broker-dealers that execute portfolio transactions for the clients of advisers of investment companies and other institutional investors to provide those advisers with brokerage and research services, as defined in Section 28(e) of the Exchange Act. Consistent with this practice, Putnam Management receives brokerage and research services from broker-dealers with which Putnam Management places the fund’s portfolio transactions. The products and services that broker-dealers may provide to Putnam Management’s managers and analysts include, among others, trading systems and other brokerage services, economic and political analysis, fundamental and macro investment research, industry and company reviews, statistical information, market data, evaluations of investments, strategies, markets and trading venues, recommendations as to the purchase and sale of investments, performance measurement services and meetings with management of current or prospective portfolio companies or with industry experts. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. Research services provided by broker-dealers are supplemental to Putnam Management’s own research efforts and relieve Putnam Management of expenses it might otherwise have borne in generating such research. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive brokerage and research services even though Putnam Management might otherwise be required to purchase some of these services for cash. Putnam Management may also use portfolio transactions to generate “soft dollar” credits to pay for “mixed-use” services (i.e., products or services that may be used both for investment/brokerage- and non-investment/brokerage-related purposes), but in such instances Putnam Management uses its own resources to pay for that portion of the mixed-use product or service that in its good-faith judgment does not relate to investment or brokerage purposes. Putnam Management may also allocate trades to generate soft dollar credits for third-party investment research reports and related fundamental research.

Putnam Management places all orders for the purchase and sale of portfolio investments for the funds, and buys and sells investments for the funds, through a substantial number of brokers and dealers. In selecting broker-dealers to execute the funds’ portfolio transactions, Putnam Management uses its best efforts to obtain for each fund the most favorable price and execution reasonably available under the circumstances, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution and in considering the overall reasonableness of the brokerage commissions paid, Putnam Management, having in mind the fund’s best interests, considers all factors it deems relevant, including, in no particular order of importance, and by way of illustration, the price, size and type of the transaction, the nature of the market for the security or other investment, the amount of the commission, research and brokerage services provided by a broker-dealer (except that research is not a factor in selecting broker-dealers in the case of funds sub-advised by PIL), the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved, the

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benefit of any capital committed by a broker-dealer to facilitate the efficient execution of the transaction and the quality of service rendered by the broker-dealer in other transactions.

Except with respect to research services for funds sub-advised by PIL, Putnam Management may cause the fund to pay a broker-dealer that provides “brokerage and research services” (as defined in the Exchange Act and as described above) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission another broker-dealer would have charged for effecting that transaction. Putnam Management may also instruct an executing broker to “step out” a portion of the trades placed with a broker to other brokers that provide brokerage and research services to Putnam Management. Putnam Management’s authority to cause the fund to pay any such greater commissions or to instruct a broker to “step out” a portion of a trade is subject to the requirements of applicable law and such policies as the Trustees may adopt from time to time. It is the position of the staff of the SEC that Section 28(e) of the Exchange Act does not apply to the payment of such greater commissions in “principal” transactions. Accordingly, Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

PIL may not obtain research using brokerage commissions paid by funds sub-advised by PIL. PIL will use only “hard dollars” (i.e., from its own resources) to acquire external research used by London-based personnel, including fixed income personnel.

The Trustees of the funds have directed Putnam Management, subject to seeking most favorable pricing and execution, to use its best efforts to allocate a portion of overall fund trades to trading programs which generate commission credits to pay fund expenses (other than funds for which PIL serves as sub-adviser) such as shareholder servicing and custody charges. The extent of any commission credits generated for this purpose may vary significantly from time to time and from fund to fund depending on, among other things, the nature of each fund’s trading activities and market conditions.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract. Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund’s portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Principal Underwriter

Foreside, located at Three Canal Plaza, Suite 100, Portland, ME 04101, is the principal underwriter of shares of the funds. Foreside is a registered broker-dealer and a member of the Financial Industry Regulatory Authority. Foreside is not affiliated with Putnam Management or any other service provider for the funds.

See “Charges and expenses” in Part I of this SAI for information on payments received by Foreside.

Personal Investments by Employees of Putnam Management and Officers and Trustees of the Fund

Employees of Putnam Management, PIL, and officers and Trustees of the fund are subject to significant restrictions on engaging in personal securities transactions. These restrictions are set forth in the Codes of Ethics adopted by Putnam Management and PIL (the “Putnam Investments Code of Ethics”) and by the funds (the “Putnam ETFs Code of Ethics” and each of the Putnam Investments Code of Ethics and the Putnam ETFs Code of Ethics, a “Code of Ethics”). Each Code of Ethics, in accordance with Rule 17j-1 under the 1940 Act, contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the fund.

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The Putnam Investments Code of Ethics does not prohibit personnel from investing in securities that may be purchased or held by the fund. However, each Code of Ethics, consistent with standards recommended by the Investment Company Institute’s Advisory Group on Personal Investing and requirements established by Rule 17j-1 and rules adopted under the Investment Advisers Act of 1940, among other things, prohibits personal securities investments without pre-clearance, imposes time periods during which personal transactions may not be made in certain securities by employees with access to investment information, and requires the timely submission of broker confirmations and quarterly reporting of personal securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.

The Putnam ETFs Code of Ethics incorporates and applies the restrictions of the Putnam Investments Code of Ethics to officers and Trustees of the fund who are affiliated with Putnam Investments. The Putnam ETFs Code of Ethics does not prohibit unaffiliated officers and Trustees from investing in securities that may be held by the fund; however, the Putnam ETFs Code of Ethics regulates the personal securities transactions of unaffiliated Trustees of the fund, including limiting the time periods during which they may personally buy and sell certain securities and requiring them to submit reports of personal securities transactions under certain circumstances.

The fund’s Trustees, in compliance with Rule 17j-1, approved each Code of Ethics and are required to approve any material changes to each Code of Ethics. The Trustees also provide continued oversight of personal investment policies and annually evaluate the implementation and effectiveness of each Code of Ethics.

Foreside relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust or the Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust or the Adviser.

Transfer Agent

State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111, is the fund’s transfer agent. Putnam Management, and not the fund, bears the cost of these services under the terms of its management contract with the fund.

Custodian

State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111, is the fund’s custodian. State Street is responsible for safeguarding and controlling the fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the fund’s investments, [serving as the fund’s foreign custody manager, providing reports on foreign securities depositaries], making payments covering the expenses of the fund and performing other administrative duties. State Street does not determine the investment policies of the fund or decide which securities the fund will buy or sell. State Street has a lien on the fund’s assets to secure charges and advances made by it. The fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The fund also has an offset arrangement that may reduce the fund’s custody fee based on the amount of cash maintained by its custodian.

Counsel to the Fund

Dechert LLP serves as counsel to the Fund, and is located at Three Bryant Park, 1095 Avenue of the Americas, New York, NY, United States of America 10036-6797.

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Counsel to the Independent Trustees

Ropes & Gray LLP serves as counsel to the Independent Trustees, and is located at Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199.

DETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share once each day the NYSE is open. Currently, the NYSE is closed Saturdays, Sundays and the following holidays: New Year’s Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving Day and Christmas Day. The fund determines net asset value as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern Time. The net asset value per share equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.

Securities and other assets (“Securities”) for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such Securities. Currently, prices for these Securities are determined using the last reported sale price (or official closing price for Securities listed on certain markets) or, if no sales are reported (as in the case of some Securities traded over-the-counter), the last reported bid price, except that certain Securities are valued at the mean between the last reported bid and ask prices. All other Securities are valued by Putnam Management or other parties at their fair value following procedures approved by the Trustees.

Putnam Management values all other Securities at fair value using its internal resources. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the Securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted Securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such Securities and any available analysts’ reports regarding the issuer. In the case of Securities that are restricted as to resale, Putnam Management determines fair value based on the inherent worth of the Security without regard to the restrictive feature, adjusted for any diminution in value resulting from the restrictive feature.

Currency exchange rates used in valuing Securities are normally determined as of 4:00 p.m. Eastern Time.

Occasionally, events affecting such exchange rates may occur between the time of the determination of exchange rates and the close of the NYSE, which, in the absence of fair valuation, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the currency exchange rates occur during such period, then the exchange rates used in valuing affected Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees.

The fund may also value its Securities at fair value under other circumstances pursuant to procedures approved by the Trustees.

Government Money Market Funds

“Government money market funds” as defined by Rule 2a-7 under the 1940 Act generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Since the net income of a money market fund is declared as a dividend each time it is determined, the net asset value per share of a government money market fund typically remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder’s investment in a money market fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of that fund in the shareholder’s account on the last business day of each month. It is expected that a

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money market fund’s net income will normally be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of a fund determined at any time is a negative amount, a money market fund may offset such amount allocable to each then shareholder’s account from dividends accrued during the month with respect to such account. If, at the time of payment of a dividend, such negative amount exceeds a shareholder’s accrued dividends, a money market fund may reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in a money market fund.

SHAREHOLDER LIABILITY

The Trust is a statutory trust organized under Delaware law. Delaware law provides that, except to the extent otherwise provided in the Agreement and Declaration of Trust, shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or the funds.

The Agreement and Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees relating to the Trust or to a fund shall include a provision limiting the obligations created thereby to the Trust or to one or more funds and its or their assets. The Agreement and Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Putnam funds have adopted policies with respect to the disclosure of the fund’s portfolio holdings by the fund, Putnam Management, or their affiliates. These policies provide that information about the fund’s portfolio generally may not be released to any party prior to (i) the day after the posting of such information on the Putnam Investments website, (ii) the filing of the information with the SEC in a required filing, or (iii) the dissemination of such information to all shareholders simultaneously. Certain limited exceptions pursuant to the fund’s policies are described below. In addition, these policies do not apply to the sharing of fund portfolio holdings information with Putnam Investment personnel involved in the management of other Putnam funds that invest in such fund. The Trustees will periodically receive reports from the fund’s Chief Compliance Officer regarding the operation of these policies and procedures, including any arrangements to make non-public disclosures of the fund’s portfolio information to third parties. Putnam Management and its affiliates are not permitted to receive compensation or other consideration in connection with disclosing information about the fund’s portfolio holdings to third parties.

Public Disclosures

On each Business Day, before commencement of trading in shares on the listing exchange, each fund will disclose on its website the fund’s Tracking Basket and Tracking Basket Weight Overlap. The Tracking Basket published on the fund’s website each Business Day will include the following information for each portfolio holding in the Tracking Basket: (i) ticker symbol; (ii) CUSIP or other identifier; (iii) description of holding; (iv) quantity of each security or other asset held; and (v) percentage weight of the holding in the Tracking Basket.

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The fund will disclose its complete portfolio holdings, including the name, identifier, market value and weight of each security and instrument in the portfolio, on www.putnam.com on a monthly basis with a 30-day lag. The fund will also file its portfolio holdings with the SEC twice each year on Form N-CSR (with respect to each annual period and semi-annual period). In addition, the fund will file reports of portfolio holdings on Form N-PORT 60 days after each fiscal quarter (for the respective fiscal quarter), with the schedule of portfolio holdings filed on Form N-PORT for the third month of the first and third fiscal quarter made publicly available. Shareholders may obtain the Form N-CSR filings and the publicly available portions of Form N-PORT filings on the SEC’s website at http://www.sec.gov. Form N-CSR filings are available upon filing and information reported on Form N-PORT filings for the third month of a fiscal quarter is available 60 days after the end of the fiscal quarter. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website.

Putnam Management or its affiliates may include fund portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the website.

Regulation Fair Disclosure

Each fund and persons acting on behalf of the fund will comply with Regulation Fair Disclosure as if it applied to them.

Other Disclosures

In order to address potential conflicts between the interest of fund shareholders, on the one hand, and those of Putnam Management or its affiliated persons or of the fund, on the other hand, the fund’s policies require that non-public disclosures of information regarding the fund’s portfolio may be made only if there is a legitimate business purpose consistent with fiduciary duties to all shareholders of the fund. In addition, the party receiving the non-public information must sign a non-disclosure agreement unless otherwise approved by the Chief Compliance Officer of the fund. Arrangements to make non-public disclosures of the fund’s portfolio information must be approved by the Chief Compliance Officer of the fund. The Chief Compliance Officer will report on an ongoing basis to a committee of the fund’s Board of Trustees consisting only of Trustees who are not “interested persons” of the fund or Putnam Management regarding any such arrangement that the fund may enter into with third parties other than service providers to the fund.

Daily portfolio composition files (“PCFs”) that identify the securities included in the Tracking Basket will be provided as frequently as daily to each fund’s service providers to facilitate the provision of services to each fund and to certain other entities in connection with the dissemination of information necessary for transactions in Creation Units. Each business day prior to the opening of the listing exchange, a PCF containing a list of the names and the required number of shares of each Deposit Security for each fund will be provided for dissemination through the facilities of the NSCC; through other fee-based services to NSCC members; subscribers to the fee-based services, including Authorized Participants; and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading fund shares in the secondary market. In addition to making PCFs available to the NSCC, each fund will disclose the PCF or portions thereof as frequently as daily on www.putnam.com.

The fund may also periodically provide non-public information about its portfolio holdings to rating and ranking organizations and other providers of industry data, such as Lipper Inc., Morningstar Inc., Bloomberg and Thomson Reuters, in connection with those firms’ research on and classification of the fund and in order to gather information about how the fund’s attributes (such as volatility, turnover, and expenses) compare with those of peer funds. The fund may also periodically provide non-public information about its portfolio holdings to consultants that provide portfolio analysis services or other investment research or trading

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analytics. Such recipients of portfolio holdings include Barclays, Factset, ITG, Trade Infomatics, ConsenSys, ENSO Financial Analytics, Bloomberg and Credit Suisse. Any such rating, ranking, or consulting or other firm would be required to keep the fund’s portfolio information confidential and would be prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund. Such firms may receive portfolio holdings information only from certain funds and such information may be provided in greater or lesser detail depending on the nature of the services provided by the relevant firm.

In addition, Putnam Management offers model SMA portfolios to sponsoring broker-dealers that in turn offer those portfolios to their customers. The model SMA portfolios may follow investment programs that are similar or identical in material respects to those of specific Putnam funds or other client accounts and, as a result, there may be substantial overlap between the securities holdings and transactions of a model SMA portfolio and those of any similarly managed funds or accounts. When Putnam Management makes changes to a model SMA portfolio, it communicates those changes to sponsoring broker-dealers, and these communications include certain non-public portfolio holdings information and trading instructions. Putnam Management typically provides these changes to sponsoring broker-dealers at the same time that it instructs its trading desk to place trades to effect the same changes for any similarly managed funds or accounts. As a result, it is possible that a broker-dealer offering a model SMA portfolio to its clients, or the clients themselves, may be able to infer the portfolio holdings of any Putnam fund or client account that is managed similarly to the model SMA portfolio and may use this information for their own benefit, which could negatively impact the fund’s or client account’s ability to execute purchase and sale transactions or the price at which those transactions may be executed. To protect against these risks, Putnam Management’s agreements with broker-dealers sponsoring model SMA portfolios contain confidentiality provisions aimed at preventing the misuse of non-public portfolio holdings information. Furthermore, while Putnam Management typically provides sponsoring broker-dealers with trading instructions for model SMA portfolios on a real-time basis, Putnam Management only releases full model SMA portfolio holdings to current and prospective sponsoring broker-dealers in accordance with the portfolio holdings release schedule used for its funds.

INFORMATION SECURITY RISKS

Cyber security risk. With the increased use of interconnected technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies such as the fund and its service providers may be prone to operational, information security and related risks resulting from third-party cyber-attacks and/or other technological malfunctions. Cyber-attacks may include stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security or technology breakdowns of, the fund or its adviser, custodian, transfer agent, or other affiliated or third-party service providers may adversely affect the fund and its shareholders. For example, cyber-attacks may interfere with the processing of shareholder transactions, impact the fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential fund information, impede trading, cause reputational damage, and subject the fund or others to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Similar types of cyber security risks also are present for issuers of securities in which the fund invests, which could result in material adverse consequences for such issuers, and may cause the fund’s investment in such securities to lose value. The fund and Putnam Investments may have limited ability to prevent or mitigate cyber-attacks or security or technology breakdowns affecting the fund’s third-party service providers. While Putnam has established business continuity plans and systems designed to prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.

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PROXY VOTING GUIDELINES AND PROCEDURES

[To be updated by amendment.]

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Appendix A: Proxy Voting Guidelines

[To be updated by amendment.]

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The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PRELIMINARY PROSPECTUS	SUBJECT TO COMPLETION	[•], 2021
FUND SYMBOL	Putnam Focused Large Cap Value ETF
[•]	[•]

Principal U.S. Listing Exchange: [•]

Putnam Focused Large Cap Value ETF

Prospectus

[ ], 2021

This ETF is different from traditional ETFs.

Traditional ETFs tell the public what assets they hold each day. This ETF will not. This may create additional risks for your investment. For example:

•	You may have to pay more money to trade the ETF’s shares. This ETF will provide less information to traders, who tend to charge more for trades when they have less information.
•	The price you pay to buy ETF shares on an exchange may not match the value of the ETF’s portfolio. The same is true when you sell shares. These price differences may be greater for this ETF compared to other ETFs because it provides less information to traders.
•	These additional risks may be even greater in bad or uncertain market conditions.
•	The ETF will publish on its website each day a “Tracking Basket” designed to help trading in shares of the ETF. While the Tracking Basket includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.

The differences between this ETF and other ETFs may also have advantages. By keeping certain information about the ETF secret, the ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the ETF’s performance. If other traders are able to copy or predict the ETF’s investment strategy, however, this may hurt the ETF’s performance.

For additional information regarding the unique attributes and risks of this ETF, see the sections entitled “Principal investment risks” (in the Fund summary section and in the Fund details section under “Investment details”) and “Additional information about the fund” (in the Fund details section under “Shareholder information”) below.

Investment Category: [•] This prospectus explains what you should know about this fund before you invest. Please read it carefully.

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) nor has the SEC passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

Fund summary

Fund details

Investment details

Fund management

Shareholder information

Distribution plans and payments to dealers

Fund distributions and taxes

Fund summary

Investment objective

Putnam Focused Large Cap Value ETF seeks capital growth and current income.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

	Management fees	Distribution and service (12b-1) fees	Other expenses+	Total annual fund operating expenses
Putnam Focused Large Cap Value ETF	[•]%	None	[•]%	[•]%

+ Based on estimated amounts for the current fiscal year.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

	1 year	3 years
Putnam Focused Large Cap Value ETF	$[•]	$[•]

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate will be available after the fund completes its first fiscal year.

Principal investment strategies

The fund invests mainly in common stocks of large and midsize U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Under normal circumstances, the fund invests at least 80% of the fund’s net assets in companies of a size similar to those in the Russell 1000 Value Index. This policy may be changed only after 60 days’ notice to shareholders. Value stocks are issued by companies that the fund’s investment manager, Putnam Investment Management, LLC (Putnam Management or the “manager”) believes are currently undervalued by the market. If the manager is correct and other investors ultimately recognize the value of the company, the price of its stock may rise. The manager may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

The fund is “non-diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund. The fund expects to invest in a limited number of issuers.

The fund is an actively managed ETF that operates pursuant to an exemptive order from the Securities and Exchange Commission (Order) and is not required to publicly disclose its complete portfolio holdings each business day. Instead, the fund publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the fund but is not the fund’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings (Strategy Components); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the fund invests (Representative ETFs); and (3) cash and cash equivalents. For additional information regarding the Tracking Basket, see “Additional information about the fund – Tracking basket structure” in the prospectus.

The fund also publishes each business day on its website the “Tracking Basket Weight Overlap,” which is the percentage weight overlap between the holdings of the prior business day’s Tracking Basket compared to the holdings of the fund that formed the basis for the fund’s calculation of net asset value per share (NAV) at the end of the prior business day. The Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar the Tracking Basket is to the fund’s actual portfolio in percentage terms.

Principal investment risks

  Tracking Basket structure risk. The fund’s Tracking Basket structure may affect the price at which shares of the fund trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the fund at or close to the fund’s NAV per share, there is a risk that market prices will vary significantly from NAV. ETFs trading on the basis of a published Tracking Basket may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility.

In addition, although the fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders, such as front running the fund’s trades of portfolio securities.

  Arbitrage risk. Unlike ETFs that publicly disclose their complete portfolio holdings each business day, the fund provides certain other information intended to allow market participants to estimate the value of positions in fund shares. Although this information is designed to facilitate arbitrage opportunities in fund shares to reduce bid/ask spread and minimize discounts or premiums between the market price and NAV of fund shares, there is no guarantee the fund’s arbitrage mechanism will operate as intended and that the fund will not experience wide bid/ask spreads and/or large discount or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the fund’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the fund’s performance.

  Fluctuation of NAV and share price risk. Shares may trade at a larger premium or discount to the NAV than shares of other ETFs, including ETFs that make their daily holdings public. The NAV of the fund will generally fluctuate with changes in the market value of the fund’s holdings. The fund’s shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund’s shares may result in the fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.

  Trading issues risk. The fund has no public trading history and will operate differently from other actively managed ETFs that publish their portfolio holdings on a daily basis. There can be no assurance that an active trading market will develop or be maintained or that the market for fund shares will operate as intended, which could lead to the fund’s shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs that publish their portfolio holdings on a daily basis, particularly during periods of market disruption or volatility. As a result, it may cost investors more to trade fund shares than shares of other ETFs. There is no guarantee that the fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units.

  Trading halt risk. There may be circumstances where a security held in the fund’s portfolio but not in the Tracking Basket does not have readily available market quotations. If Putnam Management determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the fund’s portfolio, will be publicly disclosed on the fund’s website and Putnam Management will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the fund and its shareholders. In addition, if securities representing 10% or more of the fund’s portfolio do not have readily available market quotations, Putnam Management would promptly request the exchange to halt trading on the fund, meaning that investors would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.

  Authorized participant concentration risk. The fund may have a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/ or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for fund shares or fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing. This risk may be heightened due to the fact that the fund does not disclose its portfolio holdings daily, unlike certain other actively managed ETFs, and could be greater during market disruptions or periods of volatility.

  Market risk. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment.

  Common stock risk. Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs.

  Value investing risk. Value stocks may fail to rebound, and the market may not favor value-style investing. Income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the fund invests.

  Small and midsize companies risk. Stocks of small and midsize companies often trade in smaller volumes, and their prices may fluctuate more than stocks of larger companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies.

  Industry or sector concentration risk. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors.

  Non-Diversified risk. As a non-diversified fund, the fund invests in fewer issuers and is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds.

  Management and operational risk. There is no guarantee that the investment techniques, analyses, or judgments that Putnam Management applies in making investment decisions for the fund will produce the intended outcome or that the investments Putnam Management selects for the fund will perform as well as other securities that were not selected for the fund. Putnam Management, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is important to understand that you can lose money by investing in the fund.

Performance

Performance information will be available after the fund completes a full calendar year of operation.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Darren Jaroch [Portfolio Manager, Analyst] portfolio manager of the fund since 2021	Lauren DeMore [Assistant Portfolio Manager, Analyst], portfolio manager of the fund since 2021

Sub-advisors

Putnam Investments Limited*

*Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

Purchase and sale of fund shares

Shares of the fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker or dealer at market price. These transactions, which do not involve the fund, are made at market prices that may vary throughout the day, rather than at net asset value (NAV). Shares of the fund may trade at a price greater than the fund’s NAV (premium) or less than the fund’s NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling fund shares in the secondary market (the “bid-ask spread”). Recent information, including information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spread, is available at putnam.com.

Tax information

The fund’s distributions will be taxed as ordinary income or capital gains unless you hold the shares through a tax-advantaged arrangement, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Financial intermediary compensation

The fund and its related companies may pay intermediaries, which may include banks, broker/dealers, or financial professionals, for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s website for more information.

Fund details

Investment details

Investment objective

Putnam Focused Large Cap Value ETF seeks capital growth and current income.

Principal investment strategies

The fund invests mainly in common stocks of large and midsize U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Under normal circumstances, the fund invests at least 80% of the fund’s net assets in companies of a size similar to those in the Russell 1000 Value Index. This policy may be changed only after 60 days’ notice to shareholders. Value stocks are issued by companies that the fund’s investment manager, Putnam Management (Putnam Management) believes are currently undervalued by the market. If the manager is correct and other investors ultimately recognize the value of the company, the price of its stock may rise. The manager may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

The fund is “non-diversified,” which means it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund.

The fund is an actively managed ETF that operates pursuant to an exemptive order from the Securities and Exchange Commission (Order) and is not required to publicly disclose its complete portfolio holdings each business day. Instead, the fund publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the fund but is not the fund’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings (Strategy Components); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the fund invests (Representative ETFs); and (3) cash and cash equivalents. For additional information regarding the Tracking Basket, see “Additional information about the fund – Tracking basket structure” in the prospectus.

The fund also publishes each business day on its website the “Tracking Basket Weight Overlap,” which is the percentage weight overlap between the holdings of the prior business day’s Tracking Basket compared to the holdings of the fund that formed the basis for the fund’s calculation of net asset value per share (NAV) at the end of the prior business day. The Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar the Tracking Basket is to the fund’s actual portfolio in percentage terms.

Shareholders should be aware that investments made by the fund and results achieved by the fund at any given time are not expected to be the same as those made by other funds for which

Putnam Management acts as investment manager, including funds with names, investment objectives, and policies that are similar to the fund.

Permitted investment types

Under the terms of the Order, the fund’s investments are limited to the following: ETFs, notes, common stocks, preferred stocks, ADRs, real estate investment trusts, commodity pools, metals trusts, and currency trusts, in each case that are traded on a U.S. securities exchange; common stocks listed on a foreign exchange that trade on such exchange contemporaneously with the fund’s shares; exchange-traded futures (where the future contract’s reference asset is an asset that the fund could invest in directly, or in the case of an index future, is based on an index of a type of asset that the fund could invest in directly) that are traded on a U.S. futures exchange contemporaneously with the fund’s shares; and cash and cash equivalents (which are short-term U.S. Treasury securities, government money market funds, and repurchase agreements) (Permitted Investment Types). In addition to the main investment strategies described above under “Principal investment strategies,” the fund may invest in any of the Permitted Investment Types.

Principal investment risks

The principal and certain additional risks of investing in the fund are described below. These risks and other factors may adversely affect the fund’s NAV, market price and performance. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may not achieve its investment objective, and it is not intended to be a complete investment program. The fund’s Statement of Additional Information (SAI) contains additional information about the fund’s investment policies and risks.

•	Tracking Basket structure risk. The fund’s Tracking Basket structure may affect the price at which shares of the fund trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the fund at or close to the underlying NAV per share of the fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV of the fund. ETFs trading on the basis of a published Tracking Basket may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade. In addition, although the fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders, such as front running the fund’s trades of portfolio securities.

•	Arbitrage risk. Unlike ETFs that publicly disclose their complete portfolio holdings each business day, the fund discloses the Tracking Basket and Tracking Basket Weight Overlap,

which is intended to allow market participants to estimate the value of positions in fund shares. Although this information is designed to facilitate arbitrage opportunities in fund shares to reduce bid/ask spread and minimize discounts or premiums between the market price and NAV of fund shares, there is no guarantee the fund’s arbitrage mechanism will operate as intended and that the fund will not experience wide bid/ask spreads and/or large discounts or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the fund’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the fund’s performance. These practices may include front running (trading ahead of the fund) or free riding (mirroring the fund’s strategies).

•	Fluctuation of NAV and share price risk. Shares may trade at a larger premium or discount to the NAV than shares of other ETFs, including ETFs that make their daily holdings public. The NAV of the fund’s shares will generally fluctuate with changes in the market value of the fund’s holdings. The fund’s shares are listed on an exchange and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in accordance with changes in NAV and supply and demand on the listing exchange. Although disclosure of the Tracking Basket and Tracking Basket Weight Overlap is designed to facilitate the arbitrage process to permit the shares of the fund to trade at market prices that are at or close to NAV, it is possible that the market price and NAV will vary significantly. As a result, you may sustain losses if you pay more than the shares’ NAV when you purchase shares, or receive less than the shares’ NAV when you sell shares, in the secondary market. During periods of disruptions to creations and redemptions, the existence of extreme market volatility, or lack of an active trading market for the fund’s shares, the market price of fund shares is more likely to differ significantly from the fund’s NAV. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the fund. Disruptions at market makers, authorized participants or market participants may also result in significant differences between the market price of the fund’s shares and the fund’s NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.

The market price of shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers, or other participants that trade the particular security. In times of severe market disruption or volatility, the bid/ask spread can increase significantly. At those times, shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares.

•	Trading issues risk. The fund has no public trading history and will operate differently from other actively managed ETFs that publish their portfolio holdings on a daily basis. Although shares are listed on an exchange, there can be no assurance that an active trading market or requirements to remain listed will be met or maintained, or that the market for fund shares will operate as intended. If the market does not operate as intended, it could lead to the fund’s shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs that publish their portfolio holdings on a daily basis, particularly during periods of market disruption or volatility. As a result, it may cost investors more to trade fund shares than shares of other ETFs.

Only an authorized participant may engage in creation or redemption transactions directly with the fund. There is no guarantee that the fund will be able to attract market makers and authorized participants. There are no obligations of market makers to make a market in the fund’s shares or of authorized participants to submit purchase or redemption orders for Creation Units. In addition, trading of shares in the secondary market may be halted, for example, due to activation of marketwide “circuit breakers.” If trading halts or an unanticipated early closing of the listing exchange occurs, a shareholder may be unable to purchase or sell shares of the fund.

If the fund’s shares are delisted from the listing exchange, Putnam Management may seek to list the fund shares on another market, merge the fund with another exchange-traded fund or traditional mutual fund, or redeem the fund shares at NAV.

Shares of the fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

•	Trading halt risk. There may be circumstances where a security held in the fund’s portfolio but not in the Tracking Basket does not have readily available market quotations. If Putnam Management determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the fund’s portfolio, will be publicly disclosed on the fund’s website and Putnam Management will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the fund and its shareholders. In addition, if securities representing 10% or more of the fund’s portfolio do not have readily available market quotations, Putnam Management would promptly request the exchange to halt trading on the fund, meaning that investors would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.

•	Authorized participant concentration risk. The fund may have a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/or redemption transactions. Decisions by market makers or authorized participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of authorized participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund’s portfolio securities and the market price of fund shares. To the extent no other authorized participants are able to step forward to create or redeem, shares may trade at a discount to NAV and possibly face delisting. The authorized participant concentration risk may be heightened due to the fact that the fund does not disclose its portfolio holdings daily, unlike certain other actively managed ETFs, and could be greater during market disruptions or periods of market volatility and in scenarios where authorized participants have limited or diminished access to the capital required to post collateral.

•	Market risk. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions; investor sentiment and market perceptions (including perceptions about monetary policy, interest rates or the risk of default); government actions (including protectionist measures, intervention in the financial markets or other regulation, and changes in fiscal, monetary or tax policies); geopolitical events or changes (including natural disasters, epidemics or pandemics, terrorism and war); and factors related to a specific issuer, geography, industry or sector. Foreign financial markets have their own market risks, and they may be more or less volatile than U.S. markets and may move in different directions. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. During those periods, the fund may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund.

•	Common stock risk. Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

•	Value investing risk. Stocks of companies the manager believes are undervalued by the market may have experienced adverse business developments or may be subject to special risks that have caused their stocks to be out of favor. If the manager’s assessment of a company’s prospects is wrong, or if other investors do not similarly recognize the value of the company, then the price of the company’s stock may fall or may not approach the value that the manager has placed on it. In addition, value stocks, at times, may not perform as well as growth stocks or the stock market in general, and may be out of favor with investors for varying periods of time. Income provided by the fund may be reduced by changes in the dividend policies of the companies in which the fund invests and the capital resources available for payment at such companies.

•	Industry or sector concentration risk. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those, companies, industries or sectors.

•	Non-diversified risk. As a non-diversified fund, the fund invests in fewer issuer and is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities it holds. Moreover, the gains and losses on a single investment may have a greater impact on the fund’s NAV and may make the fund more volatile than more diversified funds.

•	Management and operational risk. The fund is actively managed and its performance will reflect, in part, Putnam Management’s ability to make investment decisions that seek to achieve the fund’s investment objective. There is no guarantee that the investment techniques, analyses, or judgments that Putnam Management applies in making investment decisions for the fund will produce the intended outcome or that the investments Putnam Management selects for the fund will perform as well as other securities that were not selected for the fund. As a result, the fund may underperform its benchmark or other funds with a similar investment goal and may realize losses. In addition, Putnam Management, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund. Although service providers are required to have appropriate operational risk management policies and procedures, and to take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect the fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

•	Portfolio turnover rate risk. A fund with a high rate of portfolio turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. A fund with a high rate of portfolio turnover may also pay more brokerage commissions and may be more likely to incur other transaction costs (including imputed transaction costs), which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transactions costs it incurs will vary over time based on market conditions.

Temporary defensive strategies

In response to adverse market, economic, political or other conditions, Putnam Management may take temporary defensive positions, such as investing some or all of the fund’s assets in cash and cash equivalents, that differ from the fund’s usual investment strategies. However, Putnam Management may choose not to use these temporary defensive strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal. Additionally, while temporary defensive strategies are mainly designed to limit losses, such strategies may not work as intended.

Fund management

Investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business.

[The fund pays an annual all-inclusive management fee of [•]% to Putnam Management based on the fund’s average daily net assets. The management fee is calculated and accrued daily. The management fee covers investment management services, as well as ordinary and recurring operating expenses (except certain expenses), which are paid out of the management fee. The following expenses are not paid out of the management fee and thus are borne separately by the fund: [•]].

Putnam Management’s address is 100 Federal Street, Boston, MA 02110.

Putnam Management has retained its affiliate PIL to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. PIL is not currently managing any fund assets. [If PIL were to manage any fund assets, Putnam Management (and not the fund) would pay a quarterly sub-management fee to PIL for its services at the annual rate of [•]% of the average NAV of any fund assets managed by PIL.] PIL, which provides a full range of international investment advisory services to institutional clients, is located at 16 St James’s Street, London, England, SW1A 1ER.

Pursuant to this arrangement, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

A discussion about the factors considered by the fund’s Board of Trustees and its conclusions in approving the investment management and sub-advisory agreements for the fund will appear in the fund’s [annual/semi-annual] report to shareholders for the period ended [•], when available.

Portfolio managers

The officers of Putnam Management identified below are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio managers	Joined fund	Employer	Positions over past five years
[Darren Jaroch]	2021	Putnam Management 1999-Present	Portfolio Manager Previously, Assistant Portfolio Manager
[Lauren DeMore]	2021	Putnam Management 2006-Present	Portfolio Manager, Analyst Previously, Analyst

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

Shareholder information

Valuation of fund shares

The price of the fund’s shares is based on its NAV. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the scheduled close of regular trading on the NYSE each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value, which may differ from recent market prices. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or if, in the case of a security traded on a market that closes before the NYSE closes, material information about the issuer becomes available after the close of the relevant market.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 4:00 p.m. Eastern Time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV.

Additional information about the fund

The fund is an actively managed ETF that operates pursuant to the Order. Like other ETFs, shares of the fund are generally purchased and redeemed in creation unit aggregations through authorized participants, shares of the fund are listed and traded on a stock exchange, and individual investors can purchase or sell shares in less than creation unit sizes and for cash in the secondary market through a broker. The fund’s creation units generally can be purchased or redeemed in-kind in exchange for the Strategy Components included in the fund’s Tracking Basket, together with an amount of cash corresponding to the value of the Representative ETFs and cash and cash equivalents that form the remainder of the Tracking Basket.

Tracking basket structure

However, the fund has some unique features that differentiate it from other ETFs. As described above, the fund does not disclose its complete portfolio holdings each business day, and instead, the fund discloses other information to the market that is designed to facilitate arbitrage opportunities in fund shares to maintain efficient secondary market trading of shares. On each business day before the commencement of trading in shares on the listing exchange, the fund publishes on its website a Tracking Basket that is designed to closely track the daily performance of the fund. The Tracking Basket is comprised of Strategy Components (select recently disclosed portfolio holdings), Representative ETFs (liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the fund invests), and cash and cash equivalents. Representative ETFs are selected for inclusion in the Tracking Basket such that, when aggregated with the other Tracking Basket components, the Tracking Basket corresponds to the fund’s overall holdings exposure. Representative ETFs may constitute no more than 50% of the Tracking Basket’s assets on each business day at the time that the Tracking Basket is published.

The Tracking Basket is constructed utilizing a proprietary optimization process to minimize daily deviations in return of the Tracking Basket relative to the fund and is used to facilitate the creation/redemption process and arbitrage. The Tracking Basket is typically expected to be rebalanced on schedule with the public disclosure of the fund’s holdings; however, a new Tracking Basket may be generated as frequently as daily. In determining whether to rebalance the Tracking Basket, Putnam Management will consider various factors, including liquidity of the securities in the Tracking Basket, tracking error of the Tracking Basket relative to the fund, and the cost to create and trade the Tracking Basket.

Tracking basket weight overlap

In addition to disclosure of the Tracking Basket, the fund publishes the “Tracking Basket Weight Overlap” on its website on each business day before the commencement of trading in shares on the listing exchange. The Tracking Basket Weight Overlap is the percentage weight overlap between the holdings of the prior day’s Tracking Basket compared to the holdings of the fund that formed the basis for the fund’s calculation of NAV at the end of the prior business day. It is calculated by taking the lesser weight of each asset held in common between the fund’s portfolio and the Tracking Basket, and adding the totals. The Tracking Basket Weight Overlap is intended to provide investors with an understanding of the degree to which the Tracking Basket and the fund’s portfolio overlap and help investors evaluate the risk that the performance of the Tracking Basket may deviate from the performance of the portfolio holdings of the fund.

Information on the fund’s website

Investors can access information about the Tracking Basket and Tracking Basket Weight Overlap for each business day on putnam.com. The fund discloses its complete portfolio holdings, including the name, identifier, market value and weight of each security and instrument in the portfolio, on putnam.com on a monthly basis with a 30-day lag. Recent information, including information regarding the fund’s NAV, market price, premiums and discounts, and bid/ask spread, is also available at putnam.com.

Buying and selling shares in the secondary market

Shares of the fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker. The fund does not impose any minimum investment for shares of the fund purchased on an exchange. These transactions are made at market prices that may vary throughout the day and may be greater than the fund’s NAV (premium) or less than the fund’s NAV (discount). As a result, you may pay more than NAV when you purchase shares, and receive less than NAV when you sell shares, in the secondary market. If you buy or sell shares in the secondary market, you will generally incur customary brokerage commissions and charges and you may also incur the cost of the spread between the price at which a dealer will buy fund shares and the somewhat higher price at which a dealer will sell shares. Due to such commissions and charges and spread costs, frequent trading may detract significantly from investment returns.

The fund is designed to offer investors an investment that can be bought and sold frequently in the secondary market without impact on the fund, and such trading activity is designed to enable the market price of fund shares to remain at or close to NAV. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading by these investors.

The fund accommodates frequent purchases and redemptions of creation units by authorized participants and does not place a limit on purchases or redemptions of creation units by these investors. The fund reserves the right, but does not have the obligation, to reject any purchase or redemption transaction (subject to legal and regulatory limits regarding redemption transactions) at any time. In addition, the fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Precautionary notes

Note to registered investment companies

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of the fund. Putnam Management has obtained an SEC exemptive order that allows registered investment companies to invest in the shares of the fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including the requirement to enter into a participation agreement with the fund.

Note to authorized participants regarding continuous offering

Certain legal risks may exist that are unique to authorized participants purchasing creation units directly from the fund. Because new creation units may be issued on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933 (the Securities Act), could be occurring. As a broker-dealer, certain activities that you perform may, depending on the circumstances, result in your being deemed a participant in a distribution, in a manner which could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act.

For example, you may be deemed a statutory underwriter if you purchase creation units from the fund, break them down into individual fund shares, and sell such shares directly to customers, or if you choose to couple the creation of a supply of new fund shares with an active selling effort involving solicitation of secondary market demand for fund shares. A determination of whether a person is an underwriter for purposes of the Securities Act depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, you should note that dealers who are not underwriters but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus-delivery obligation with respect to shares of the fund are reminded that, under Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Certain affiliates of the fund may purchase and resell fund shares pursuant to this prospectus.

Note to secondary market investors

The Depository Trust Company (DTC), a limited trust company and securities depository that facilitates the clearance and settlement of trades for its participating banks and broker-dealers, has executed an agreement with Foreside Fund Services, LLC (Foreside), the Fund’s distributor. DTC, or its nominee, is the registered owner of all outstanding shares of the fund. Putnam Management will not have any record of your ownership. Your ownership of shares will be shown on the records of DTC and the DTC participant broker through which you hold the shares. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information. Your broker will also be responsible for distributing income and capital gain distributions and for sending you shareholder reports and other information as may be required.

Costs associated with creations and redemptions

The fund may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units of shares. Information about the procedures regarding creation and redemption of creation units and the applicable transaction fees is included in the SAI.

Distribution plans and payments to dealers

Principal distributor

Foreside distributes creation units for the fund on an agency basis, does not maintain a secondary market in shares of the fund, and has no role in determining the investment policies of the fund or the securities that are purchased or sold by the fund. Foreside is not affiliated with Putnam Management, PIL, or any other service provider for the fund.

Foreside’s address is Three Canal Plaza, Suite 100, Portland, ME 04101.

Intermediaries may receive from Putnam Management, Foreside, and/or their respective affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares. These payments are described in more detail in this section and in the SAI.

Distribution and service plan(s)

The fund has adopted a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act that authorizes the fund to pay distribution fees in connection with the sale and distribution of its shares and service fees in connection with the provision of ongoing shareholder support services. No Rule 12b-1 fees are currently paid by the fund, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the fund.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or Foreside. This prospectus and the related SAI do not constitute an offer by the fund or by Foreside to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Fund distributions and taxes

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments and distributes these gains (less any losses) as capital gain distributions. If you purchased your shares in the secondary market, your broker is responsible for distributing the income and capital gain distributions to you. The fund normally pays dividends, if any, quarterly in [•] and capital gain distributions in [•].

For federal income tax purposes, distributions of net investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned (or is deemed to have owned) the investments that generated them, rather than by how long you have owned (or are deemed to have owned) your shares. Distributions that the fund properly reports to you as gains from investments that the fund owned for more than one year are generally taxable to you as long-term capital gains includible in net capital gain and taxed to individuals at the reduced rates. Distributions of gains from investments that the fund owned for one year or less and gains on the sale of or payment on bonds characterized as market discount are generally taxable to you as ordinary income. Distributions that the fund properly reports to you as “qualified dividend income” are taxable at the reduced rates applicable to your net capital gain provided that both you and the fund meet certain holding period and other requirements. [Distributions are taxable in the manner described in this paragraph whether you receive them in cash or reinvest them in additional shares of this fund or other Putnam funds.]

Distributions by the fund to retirement plans that qualify for tax-advantaged treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.

[Unless you are investing through a tax-advantaged retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution because doing so may cost you money in taxes. Distributions are taxable to you even if they are paid from income or gains earned by the fund before your investment (and thus were included in the price you paid). Contact your financial representative or Putnam to find out the distribution schedule for your fund.]

Other tax considerations

Unlike other ETFs, the securities in the fund’s Tracking Basket exchanged for a creation unit will not correspond pro rata to the positions in the fund’s portfolio, and the fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the fund may be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the fund had effected redemptions wholly on an in-kind basis. If investors buy shares when the fund has realized but not yet distributed income or capital gains, they will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution. Any taxable distributions investors receive will normally be taxable to them when they receive them.

Taxes on transactions

Purchases and sales of shares, as well as purchases and redemptions of creation units, may result in a capital gain or loss for federal tax purposes.

The above is a general summary of the tax implications of investing in the fund. Please refer to the SAI for further details. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund. The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and the SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

For more information about Putnam Focused Large Cap Value ETF

The fund’s SAI includes, and the fund’s annual and semiannual reports to shareholders will include when available, additional information about the fund. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581. You may access reports (when available) and other information about the fund on the EDGAR Database on the Securities and Exchange Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov. You may need to refer to the fund’s file number.

Putnam Investments
100 Federal Street
Boston, MA 02110
1-800-225-1581

Address correspondence to:
Putnam Investments
P.O. Box 219697
Kansas City, MO 64121-9697

putnam.com
File No. 811-[•]

CHOOSE HOW YOU WANT TO RECEIVE THE FUND’S ANNUAL AND SEMIANNUAL REPORT.

Paperless

1. Log in to your account at putnam.com

2. Under account preferences, select “mailing and paperless options”

Paper reports by mail

Call Putnam at 1-800-225-1581.

The information in this Statement of Additional Information (“SAI”) is not complete and may be changed. We may not sell these securities pursuant to this SAI until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
FUND SYMBOL	Putnam Focused Large Cap Value ETF
[●]	[●]

Principal U.S. Listing Exchange: [•]

Putnam Focused Large Cap Value ETF

FORM N-1A

PART B

STATEMENT OF ADDITIONAL INFORMATION (SAI)

[ ], 2021

This SAI is not a prospectus. If the fund has more than one form of current prospectus, each reference to the prospectus in this SAI includes all of the fund’s prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. For a free copy of the fund’s annual report or a prospectus dated [     ], as revised from time to time, call Putnam Investor Services at 1-800-225-1581, visit Putnam’s website at putnam.com or write Putnam Investments, P.O. Box 219697, Kansas City, MO 64121-9697.

Part I of this SAI contains specific information about the fund. Part II includes information about the fund and the other Putnam funds.

I-1

PART I

FUND ORGANIZATION AND CLASSIFICATION	I-3
INVESTMENT RESTRICTIONS	I-4
CHARGES AND EXPENSES	I-5
PORTFOLIO MANAGERS	I-8
SECURITIES LENDING ACTIVITIES	I-9
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS	I-9

PART II

GENERAL DESCRIPTION OF THE FUNDS	II-1
BUYING AND SELLING SHARES	II-1
MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS	II-9
TAXES	II-33
MANAGEMENT	II-43
DETERMINATION OF NET ASSET VALUE	II-53
SHAREHOLDER LIABILITY	II-54
DISCLOSURE OF PORTFOLIO INFORMATION	II-55
INFORMATION SECURITY RISKS	II-57
PROXY VOTING GUIDELINES AND PROCEDURES	II-57
APPENDIX A - PROXY VOTING GUIDELINES	II-58
I-2

SAI

PART I

FUND ORGANIZATION AND CLASSIFICATION

The Fund is a series of Putnam ETF Trust (the “Trust”). The Trust is a Delaware statutory trust organized on December 22, 2020.

The fund is an open-end non-diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine.

Each share has one vote per dollar of net asset value represented by such share. Shares of all classes vote together as a single class except when otherwise required by law or as determined by the Trustees. The Trustees may take many actions affecting the fund without shareholder approval, including under certain circumstances merging your fund into another Putnam fund. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund.

The fund may refuse any order to purchase shares. Although the fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

Information about the Summary Prospectus, Prospectus, and SAI

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted against or on behalf of the fund or another series of the Trust, including claims against Trustees and Officers, must be brought in courts of the State of Delaware.

I-3

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the fund may not and will not:

(1) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities representing interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except as permitted by applicable law and the fund may purchase or sell (a) other instruments backed by commodities and (b) commodities acquired as a result of ownership of securities or other instruments.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.

(6) With respect to 50% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(7) With respect to 50% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if as a result of such purchase, more than 25% of the fund’s total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund’s shares of beneficial interest, except for permitted borrowings.

I-4

The Investment Company Act of 1940 provides that a “vote of a majority of the outstanding voting securities” of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

For purposes of the fund’s fundamental policy on commodities and commodities contracts (#4 above), notwithstanding any federal legislation or regulatory action by the Commodity Futures Trading Commission (“CFTC”) that subject such swaps to regulation by the CFTC, the fund will not consider such instruments to be commodities or commodity contracts for purposes of this policy.

For purposes of the fund’s fundamental policy on industry concentration (#8 above), Putnam Investment Management, LLC (“Putnam Management”), the fund’s investment manager, determines the appropriate industry categories and assigns issuers to them, informed by a variety of considerations, including relevant third-party categorization systems. Industry categories and issuer assignments may change over time as industry sectors and issuers evolve. Portfolio allocations shown in shareholder reports and other communications may use broader investment sectors or narrower sub-industry categories.

All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

CHARGES AND EXPENSES

Creation/Redemption Transaction Fees

The following table shows, as of [●], standard transaction fees and maximum additional transaction fees for creations and redemptions.

Standard Creation/ Redemption Transaction Fee	Maximum Additional Creation Transaction Fee*	Maximum Additional Redemption Transaction Fee*
[●]	[●]	[●]

* As a percentage of the cash amount invested or redeemed. The total redemption transaction fee will not exceed 2%.

I-5

Management fees

[The fund pays an annual all-inclusive management fee of [ ]% to Putnam Management based on the fund’s average daily net assets. The management fee is calculated and accrued daily. The management fee covers investment management services, as well as ordinary and recurring operating expenses (except certain expenses), which are paid of the management fee. The following expenses are not paid out of the management fee and thus are borne separately by the fund: [ ].]

Brokerage commissions

Because the fund has yet to commence investment operations as of the date of this SAI, the fund has not paid any brokerage commissions.

Because the fund has yet to commence investment operations, the fund does not hold any securities of its/their regular broker-dealers.

Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the fund’s other affairs and business.

The table below shows the aggregate value of each Trustee’s holdings in all of the funds in the Putnam funds complex as of [December 31, 2020]. No Trustee owned shares of the fund as of the date of this SAI.

Name of Trustee	Dollar range of the fund shares owned	Aggregate dollar range of shares held in all of the Putnam funds overseen by Trustee
Independent Trustees
Liaquat Ahamed	[●]	[●]
Katinka Domotorffy	[●]	[●]
Catharine Bond Hill	[●]	[●]
Mona K. Sutphen	[●]	[●]
Interested Trustee*
Aaron Cooper	[●]	[●]

* Trustee who is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Management. Mr. Cooper is deemed an “interested person” by virtue of his positions as an officer of the fund and Putnam Management. Mr. Cooper is [●] of [●] and President of the Trust. Mr. Cooper is the President and Chief

I-6

Operating Officer of Putnam Investments, LLC and President of your fund and each of the other funds of the Trust. None of the other Trustees is an “interested person”.

[Each Independent Trustee of the fund receives an annual retainer fee. Independent Trustees also are reimbursed for expenses they incur relating to their services as Trustees.]

Number of committee meetings

[As the Trust is new, during the past fiscal year, both the Audit Committee and the Nominating Committee held no meetings.]

Compensation

The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the fund for fiscal 2020, and the fees paid to each Trustee by all of the Putnam funds for services rendered during calendar year 2019.

COMPENSATION TABLE

Trustee/Year	Aggregate compensation from the fund(1)	Pension or retirement benefits accrued as part of fund expenses	Estimated annual benefits from all Putnam funds upon retirement	Total compensation from all Putnam funds(2)
Independent Trustees
Liaquat Ahamed/2012(3)	--	N/A	N/A	$318,750
Katinka Domotorffy/2012(3)	--	N/A	N/A	$325,000
Catharine Bond Hill/2017(3)	--	N/A	N/A	$325,000
Mona K. Sutphen/2020	--	N/A	N/A	N/A
Interested Trustee
Aaron Cooper(4)	N/A	N/A	N/A	N/A

(1) The fund has not yet commenced operations as of the date of this SAI.

(2) [As of December 31, 2020, there were 97 funds in the Putnam family.]

(3) [Certain Trustees are also owed compensation deferred pursuant to a Trustee Compensation Deferral Plan.]

(4) Mr. Cooper is an “interested person” of the fund and Putnam Management.

For additional information concerning the Trustees, see “Management” in Part II of this SAI.

I-7

Share ownership

As of the date of this SAI, the fund has not issued any shares.

Distribution fees

Because the fund has yet to commence operations as of the date of this SAI, the fund has not yet paid any distribution fees to Foreside Fund Services, LLC (Foreside).

PORTFOLIO MANAGERS

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund’s portfolio managers managed as of [•]. The other accounts may include accounts for which the individuals were not designated as a portfolio manager. Unless noted, none of the accounts pays a fee based on the account’s performance.

Portfolio managers	Other SEC-registered open-end and closed-end funds		Other accounts that pool assets from more than one client		Other accounts (including separate accounts, managed account programs and single-sponsor defined contribution plan offerings)
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
[Darren Jaroch]	[6*]	$[●]	[5]	$[●]	[1]	$[●]
[Lauren DeMore]	[6*]	$[●]	[5]	$[●]	[1]	$[●]

[* 1 account, with total assets of $[●], pays an advisory fee based on account performance.]

See “Management—Portfolio Transactions—Potential conflicts of interest in managing multiple accounts” in Part II of this SAI for information on how Putnam Management addresses potential conflicts of interest resulting from an individual’s management of more than one account.

Compensation of portfolio managers

[Portfolio managers are evaluated and compensated across specified products they manage, in part, based on their performance relative to the applicable benchmark, based on a blend of 3-year and 5-year performance, or, if shorter, the period of time that the portfolio manager has managed the product. In addition to their individual performance, evaluations take into account the performance of their group and a subjective component.

I-8

Each portfolio manager is assigned an industry-competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on individual, group, and subjective performance, and may also reflect the performance of Putnam as a firm.

Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

For this fund, Putnam evaluates performance based on the fund’s pre-tax return relative to its benchmarks, the [●].

Ownership of securities

As of the date of this SAI, the portfolio managers of the fund owned no shares of the fund, including investments by immediate family members and amounts invested through retirement and deferred compensation plans.

SECURITIES LENDING ACTIVITIES

Because the fund has yet to commence operations as of the date of this SAI, the fund has not yet participated in any securities lending activities.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

[●] is the fund’s independent registered public accounting firm providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The fund has not yet commenced operations as of the date of this SAI.

I-9

THE PUTNAM ETFS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

PART II

GENERAL DESCRIPTION OF THE FUNDS	1

BUYING AND SELLING SHARES	1

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS	9

TAXES	33

MANAGEMENT	43

DETERMINATION OF NET ASSET VALUE	53

SHAREHOLDER LIABILITY	54

DISCLOSURE OF PORTFOLIO INFORMATION	55

INFORMATION SECURITY RISKS	57

PROXY VOTING GUIDELINES AND PROCEDURES	57

APPENDIX A - PROXY VOTING GUIDELINES	58

I-0

THE PUTNAM ETFS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

PART II

GENERAL DESCRIPTION OF THE FUNDS

Each fund is an actively managed exchange-traded fund that operates pursuant to an exemptive order from the Securities and Exchange Commission (“SEC”) issued on [●], 2021 (the “Order”). Like other ETFs, each fund issues and redeems shares on a continuous basis at net asset value per share (“NAV”) in aggregations of a specified number of shares called “Creation Units.” Creation Units are generally issued in exchange for portfolio securities and an amount of cash. Shares are listed and traded on an exchange. Shares trade in the secondary market at market prices that may differ from the shares’ NAV. Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, also in exchange for portfolio securities and an amount of cash. Shareholders who are not Authorized Participants (as defined herein), therefore, will not be able to purchase or redeem shares directly with or from a fund. Instead, most shareholders who are not Authorized Participants will buy and sell shares in the secondary market through a broker.

Unlike other actively managed ETFs that publish their portfolio holdings on a daily basis, each fund does not publicly disclose the composition of its portfolio each business day, which may affect the price at which shares of each fund trade in the secondary market. Each fund instead publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of each fund but is not the fund’s actual portfolio. A Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings (Strategy Components); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by Strategy Components) in which a fund invests (Representative ETFs); and (3) cash and cash equivalents. Each fund also publishes each business day on its website a “Tracking Basket Weight Overlap,” which is the percentage weight overlap between the holdings of the prior day’s Tracking Basket compared to the holdings of the fund that formed the basis for the fund’s calculation of NAV at the end of the prior business day. A Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar a Tracking Basket is to a fund’s actual portfolio in percentage terms and help investors evaluate the risk that the performance of a Tracking Basket may deviate from the performance of the portfolio holdings of a fund.

A Tracking Basket also constitutes the names and quantities of instruments to be exchanged with a fund for both purchases and redemptions of fund shares, although each fund generally requires an Authorized Participant to deposit or receive (as applicable) cash in lieu of Representative ETFs, as described further under the heading “Buying and Selling Shares” below.

Each fund discloses its complete portfolio holdings, including the name, identifier, market value and weight of each security and instrument in the portfolio, on www.putnam.com on a monthly basis with a 30-day lag.

BUYING AND SELLING SHARES

Book-Entry Only System

The Depository Trust Company (“DTC”) acts as securities depository for the shares. Shares of each fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Certificates will not be issued for shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants and to facilitate the clearance and settlement of securities transactions among DTC participants in such securities through electronic book-entry changes in accounts of the DTC participants, thereby eliminating the need for physical movement of securities certificates. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations, some of whom (and/or their representatives)

II-1

own DTC. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC participant, either directly or indirectly.

Beneficial ownership of shares is limited to DTC participants and persons holding interests through DTC participants. Ownership of beneficial interests in shares (owners of beneficial interests are referred to herein as Beneficial Owners) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC participants) and on the records of DTC participants (with respect to indirect DTC participants and Beneficial Owners that are not DTC participants). Beneficial Owners will receive from or through a DTC participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the trust and DTC, DTC is required to make available to the trust upon request and for a fee to be charged to the trust a listing of the shares of each fund held by each DTC participant. The trust shall inquire of each such DTC participant as to the number of Beneficial Owners holding fund shares, directly or indirectly, through such DTC participant. The trust shall provide each such DTC participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC participant, directly or indirectly, to such Beneficial Owners. In addition, the trust shall pay to each such DTC participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of each fund as shown on the records of DTC or its nominee. Payments by DTC participants to indirect DTC participants and Beneficial Owners of shares held through such DTC participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC participants or the relationship between such DTC participants and the indirect DTC participants and Beneficial Owners owning through such DTC participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the trust makes other arrangements with respect thereto satisfactory to the listing exchange.

Creation Units

The Trust issues and redeems shares of each fund only in Creation Unit aggregations on a continuous basis through Foreside Fund Services, LLC (“Foreside”), the Fund’s distributor, without a sales load, at its NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form. An Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

II-2

A “Business Day” with respect to each fund is any day on which the listing exchange or the NYSE is open for business. As of the date of the prospectus, the listing exchange and the NYSE observe the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday) (U.S.), Good Friday, Memorial Day, Independence Day (U.S.), Labor Day (U.S.), Thanksgiving Day (U.S.), and Christmas Day.

To be eligible to place orders to purchase a Creation Unit of each fund, an entity must be an “Authorized Participant” which is a member or participant of a clearing agency registered with the SEC, which has a written agreement with Foreside, the fund’s distributor, that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units (“Participant Agreement”). All shares of each fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC participant.

Each fund reserves the right to adjust the prices of fund shares and the number of shares in a Creation Unit in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each fund.

Portfolio Deposit

The consideration for purchase of a Creation Unit generally consists of an in-kind deposit of a designated portfolio of securities constituting the securities included in the fund’s Tracking Basket (“Deposit Securities”) (or in certain circumstances, cash in lieu of certain Deposit Securities) together with a deposit of a specified cash payment (“Cash Component”) computed as described herein. Alternatively, each fund may issue and redeem Creation Units in exchange for a specified all-cash payment (“Cash Deposit”). Together, the Deposit Securities (including any cash in lieu amounts) and the Cash Component or, alternatively, the Cash Deposit, constitute the “Portfolio Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit. In the event each fund requires Deposit Securities (including any cash in lieu amounts) and a Cash Component in consideration for purchasing a Creation Unit, the function of the Cash Component is to compensate for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component would be an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.

Putnam Management, or its agent, makes available through Foreside or the transfer agent (through the National Securities Clearing Corporation (“NSCC”)) on each Business Day, prior to the opening of trading on the listing exchange or the NYSE (currently 9:30 a.m. Eastern time), the list of the names and the required number of shares of each Deposit Security and the amount of the Cash Component (or Cash Deposit) to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each fund. Such Portfolio Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units until such time as the next-announced Portfolio Deposit composition is made available.

The identity and number of shares of the Deposit Securities (including any cash in lieu amounts) and the amount of the Cash Component (or Cash Deposit) required for a Portfolio Deposit for a fund changes as corporate action events, such as dividends, splits, and rights issues, are reflected from time to time by Putnam Management with a view to the investment objective of the fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting a fund’s Tracking Basket.

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A fund generally requires the substitution of an amount of cash (i.e., a cash in lieu amount) to replace Deposit Securities that are Representative ETFs. In addition, a fund may determine, upon receiving a purchase order from an Authorized Participant, to have the purchase be made entirely or in part in cash. This includes, but is not limited to, a determination to permit the substitution of an amount of cash to replace any Deposit Security that is not available in sufficient quantity for delivery, not eligible for transfer through the systems of DTC, the Federal Reserve System or the clearing process through the Continuous Net Settlement System of the NSCC, (the “Clearing Process”), not permitted to be re-registered in the name of the trust as a result of an in-kind purchase order pursuant to local law or market convention, restricted under the securities laws or which may not be eligible for trading by an Authorized Participant or the investor for which it is acting. In such cases where a fund purchases portfolio securities with cash, the Authorized Participant will reimburse the fund for, among other things, any difference between the market value at which the securities were purchased by the fund and the cash in lieu amount (which amount, at Putnam Management’s discretion, may be capped), applicable registration fees and taxes. Brokerage commissions incurred in connection with a fund’s acquisition of Deposit Securities will be at the expense of the fund and will affect the value of all shares of the fund; but Putnam Management may adjust the transaction fee to the extent the composition of the Deposit Securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders.

Procedures for Creation Unit Purchases.

All purchase orders must be placed for one or more Creation Units. All orders to purchase Creation Units must be received by Foreside or its agent no later than the closing time of regular trading hours on the listing exchange or the NYSE (ordinarily 4:00 p.m. Eastern time) (the “Closing Time”), or one hour prior to the Closing Time (ordinarily 3:00 p.m. Eastern Time) in the case of nonconforming orders, in each case on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of shares of each fund as next determined on such date after receipt of the order in proper form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to Foreside pursuant to procedures set forth in the Participant Agreement. Severe economic or market disruptions or changes, or telephone or other communications failure may impede the ability to reach Foreside or an Authorized Participant.

All orders to purchase Creation Units shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, in the event an Authorized Participant places an order on behalf of an investor, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, including payments of cash to pay the Cash Component, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.

Those placing orders to purchase Creation Units should afford sufficient time to permit proper submission of the order to Foreside or its agent prior to the applicable deadlines on the Transmittal Date. Authorized participants may ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effecting such transfer of Deposit Securities and Cash Component.

Portfolio Deposits must be delivered through the Federal Reserve System (for cash and government securities) and through DTC (for corporate securities) by an Authorized Participant that has executed a Participant Agreement. The Portfolio Deposit transfer must be ordered by the Authorized Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of each fund by no later than 1:00 p.m. Eastern time of the next Business Day immediately following the Transmittal Date. In certain cases Authorized Participants will purchase and redeem Creation

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Units of each fund on the same Transmittal Date. In these instances, each fund reserves the right to settle these transactions on a net basis.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by each fund, whose determination shall be final and binding. For purchase orders composed solely of a Cash Component, the amount of cash equal to the Cash Component must be transferred directly to each fund’s custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by each fund’s custodian no later than 10:00 a.m. Eastern time on the next Business Day immediately following such Transmittal Date. An order to purchase Creation Units is deemed received by Foreside on the Transmittal Date if (i) such order is received by Foreside or its agent not later than 3:00 p.m. Eastern time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if each fund’s custodian does not receive the required Deposit Securities together with the associated Cash Component by 1:00 p.m. or, with respect to purchase orders composed solely of a Cash Component, the Cash Component by 10:00 a.m. on the next Business Day immediately following the Transmittal Date, such order will be deemed not in proper form and canceled. Upon written notice to Foreside, such canceled order may be resubmitted the following Business Day using a Portfolio Deposit as newly constituted to reflect the next calculated NAV of each fund. The delivery of Creation Units so purchased will occur not later than the second (2nd) Business Day following the day on which the purchase order is deemed received by Foreside.

Foreside or its agent will inform the transfer agent, Putnam Management and each fund’s custodian upon receipt of a purchase order. The custodian will then provide such information to the appropriate sub-custodian. The custodian will cause the sub-custodian to maintain an account into which the Deposit Securities (or the cash value of all or part of such securities, in the case of a cash purchase or “cash in lieu” amount) will be delivered. Deposit Securities must be delivered to an account maintained at the applicable local custodian. The trust must also receive, on or before the contractual settlement date, immediately available or same day funds estimated by the custodian to be sufficient to pay the Cash Component next determined after receipt in proper form of the purchase order, together with the purchase transaction fee described below.

Once the Trust has accepted a purchase order, the trust will confirm the issuance of a Creation Unit of a fund against receipt of payment, at such NAV as will have been calculated after receipt in proper form of such order. Foreside or its agent will then transmit a confirmation of acceptance of such order.

Creation Units will not be issued until the transfer of good title to the trust of the Deposit Securities and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian, Foreside and Putnam Management will be notified of such delivery and the trust will issue and cause the delivery of the Creation Units.

Creation Units may be created in advance of receipt by each fund of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component (including any Transaction Fees), plus (ii) 105% of the market value of the undelivered Deposit Securities (“Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 3:00 p.m. Eastern time on such date and federal funds in the appropriate amount are deposited with each fund’s custodian by 10:00 a.m. Eastern time the following Business Day. If the order is not placed in proper form by 3:00 p.m. or federal funds in the appropriate amount are not received by 10:00 a.m. the next Business Day, then the order may be deemed to be rejected and the Authorized Participant shall be liable to each fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with each fund, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with each fund in an amount at least equal to 105% of the daily marked to market value of the missing Deposit Securities. In the sole discretion of each fund

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following the Business Day on which the order was received a fund may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to each fund for the costs incurred by each fund in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by Foreside plus the brokerage and related transaction costs associated with such purchases and the Authorized Participant shall be liable to the fund for any shortfall between the cost to the fund of purchasing any missing Deposit Securities and the value of the collateral. Each fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by Foreside or purchased by each fund and deposited into each fund.

Acceptance of Purchase Orders.

Each fund reserves the absolute right to reject a purchase order transmitted to it by Foreside if (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of each fund; (iii) acceptance of the Deposit Securities would have certain adverse tax consequences to each fund; (iv) acceptance of the Portfolio Deposit would, in the opinion of the fund, be unlawful; (v) acceptance of the Portfolio Deposit would otherwise, in the discretion of each fund or Putnam Management, have an adverse effect on each fund or the rights of beneficial owners; or (vi) in the event that circumstances outside the control of each fund, make it impossible to process creation orders for all practical purposes. Examples of such circumstances include, without limitation, acts of God; public service or utility problems such as earthquakes, fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; wars; civil or military disturbances, including acts of civil or military authority or governmental actions; terrorism; sabotage; epidemics; riots; labor disputes; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting each fund, Putnam Management, Foreside, DTC, NSCC, the transfer agent, or any other participant in the purchase process, and similar extraordinary events. Each fund and Foreside have the right to require information to determine beneficial share ownership for purposes of (ii) above should it so choose or to rely on a certification from a broker-dealer who is a member of the Financial Industry Regulatory Authority, Inc. as to the cost basis of Deposit Securities. If creations are on an in-kind basis, the fund further reserves the absolute right to reject or suspend an order transmitted to it by Foreside and/or the transfer agent in respect of the fund if: (i) acceptance of the Deposit Securities would have certain adverse tax consequences to the fund; or (ii) for any other reasons as specified herein. Foreside or the fund shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on the purchaser’s behalf, of its rejection of the purchaser’s order. Each fund, the transfer agent, and Foreside are under no duty, however, to verify or give notification of any defects or irregularities in any written order or in the delivery of a Portfolio Deposit, nor shall any of them incur any liability for the failure to give any such notification.

Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by each fund through the transfer agent and only on a Business Day through an Authorized Participant that has entered into a Participant Agreement. Each fund generally will not redeem shares in amounts less than Creation Unit-size aggregations. Beneficial Owners must accumulate enough shares to constitute a Creation Unit in order to have such shares redeemed by each fund. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

Putnam Management, through Foreside or the transfer agent (through the NSCC) makes available immediately prior to the opening of trading on the listing exchange or the NYSE (currently 9:30 a.m. Eastern time) on each Business Day, the identity of the portfolio of securities constituting the securities included in the fund’s Tracking Basket (Fund Securities) that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day.

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The redemption proceeds for a Creation Unit may consist of Fund Securities – as announced by Putnam Management, or its agent, on the Business Day of the request for redemption received in proper form – plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of the request in proper form, and the value of the Fund Securities (“Cash Redemption Amount”), less a redemption transaction fee and any variable fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the shares being redeemed, a compensating cash payment to a fund equal to the differential plus the applicable redemption transaction fee is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, each fund will substitute a cash-in-lieu amount to replace any Fund Security that is a non-deliverable instrument. The amount of the cash paid out in such cases will be equivalent to the value of the instrument listed as a Fund Security. In addition, a fund generally substitutes a cash in lieu amount to replace any Fund Securities that are Representative ETFs.

The right of redemption may be suspended or the date of payment postponed with respect to each fund (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares or determination of each fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Orders to redeem Creation Units must be delivered through an Authorized Participant. An order to redeem Creation Units is deemed received by each fund on the Transmittal Date if (i) such order is received in proper form by the transfer agent not later than the Closing Time (or one hour prior to the Closing Time (ordinarily 3:00 p.m. Eastern Time) for nonconforming orders) on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of each fund and the Cash Redemption Amount specified in such order, which delivery must be made through DTC to each fund’s custodian no later than 1:00 p.m., for the shares, and 3:00 p.m., for the Cash Redemption Amount, Eastern time on the next Business Day following such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed. The requisite Fund Securities and the Cash Redemption Amount will generally be transferred by the second (2nd) Business Day following the date on which such request for redemption is deemed received, which will generally be no more than seven (7) days after such request for redemption but may be up to fifteen days for funds that invest in foreign securities. In certain cases, Authorized Participants will redeem and purchase Creation Units of each fund on the same Transmittal Date. In these instances, each fund reserves the right to settle these transactions on a net basis.

If each fund determines, based on information available to each fund when a redemption request is submitted by an Authorized Participant, that: (i) the short interest of each fund in the marketplace (i.e., the number of shares of the fund that have been sold short but have not yet been covered or closed out) is greater than or equal to 100%; and (ii) the orders in the aggregate from all Authorized Participants redeeming shares on a Business Day represent 25% or more of the outstanding shares of each fund, such Authorized Participant will be required to verify to each fund the accuracy of its representations that are deemed to have been made by submitting a request for redemption. If, after receiving notice of the verification requirement, the Authorized Participant does not verify the accuracy of its representations that are deemed to have been made by submitting a request for redemption in accordance with this requirement, its redemption request will be considered not to have been received in proper form.

To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Units to be redeemed to Foreside, on behalf of each fund, at or prior to the closing time of regular trading on the listing exchange on the date such redemption request is submitted, Foreside will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing fund shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 105% of the value of the

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missing fund shares. The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by each fund and marked to market daily, and that the fees of each fund and any sub-custodians in respect of the delivery, maintenance, and redelivery of the cash collateral shall be payable by the Authorized Participant. The Participant Agreement will permit each fund to purchase the missing fund shares or acquire the Deposit Securities underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to each fund of purchasing such shares or Deposit Securities and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by Putnam Management according to the procedures set forth in the section entitled “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the transfer agent. Therefore, if a conforming redemption order in proper form is submitted to the transfer agent by an Authorized Participant not later than Closing Time, or 3:00 p.m. Eastern time in the case of nonconforming orders, on the Transmittal Date, and the requisite number of shares of each fund are delivered to each fund’s custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by [State Street Bank and Trust Company] on such Transmittal Date. If, however, a conforming redemption order is submitted to the transfer agent by an Authorized Participant not later than the Closing Time, or 3:00 p.m. Eastern time in the case of nonconforming orders, on the Transmittal Date but either (i) the requisite number of shares of each fund and the Cash Redemption Amount are not delivered by the DTC Cut-Off-Time as described above on the next Business Day following the Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed as of the Closing Time on the Business Day that such order is deemed received by the transfer agent, i.e., the Business Day on which the shares of each fund are delivered through DTC to Foreside by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

A fund may determine, upon receiving a redemption order from an Authorized Participant, to have the redemption be made entirely or in part in cash. In addition, an investor may request a redemption in cash that each fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of each fund next determined after the redemption request is received in proper from (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset each fund’s brokerage and other transaction costs associated with the disposition of Fund Securities).

Redemption of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that each fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or a Beneficial Owner for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

In connection with taking delivery of shares for Fund Securities upon redemption of Creation Units, a redeeming shareholder or entity acting on behalf of a redeeming shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. If neither the redeeming shareholder nor the entity acting on behalf of a redeeming shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities

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in such jurisdictions, the trust may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.

Deliveries of redemption proceeds generally will be made within two Business Days. Due to the schedule of holidays in certain countries, however, the delivery of redemption proceeds may take longer than two Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods.

Creation/Redemption Transaction Fees

The funds may impose a “Transaction Fee” on investors purchasing or redeeming Creation Units. The Transaction Fee will be limited to amounts that have been determined by Putnam Management to be appropriate. The purpose of the Transaction Fee is to protect the existing shareholders of the funds from the dilutive costs associated with the purchase and redemption of Creation Units. Where a fund permits cash creations (or redemptions) or cash in lieu of depositing one or more Deposit Securities, the purchaser (or redeemer) may be assessed a higher Transaction Fee to offset the transaction cost to a fund of buying (or selling) those particular Deposit Securities. To the extent a purchase/redemption transaction consists of cash and/or in-kind securities, the standard fee applies to in-kind purchases and redemptions of creation units and an additional transaction fee (up to the maximum amounts shown in the table below) may also be imposed. Each fund reserves the right to not impose the additional transaction fee or to vary the amount of the additional transaction fee, up to the maximum listed below, depending on the materiality of the fund’s actual transaction costs incurred or where Foreside believes that not imposing or varying the additional transaction fee would be in the fund’s interest. Transaction fees associated with the redemption of Creation Units will not exceed 2% of the value of shares redeemed. Actual transaction costs may vary depending on the time of day an order is received or the nature of the securities. Investors bear the costs of transferring Deposit Securities or Fund Securities to/from each fund to/from their account or on their order. See “[●]” in Part I of this SAI for information on standard transaction fees and maximum additional transaction fees.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

As noted in the prospectus, in addition to the main investment strategies and the principal risks described in the prospectus, the fund may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of investment strategies of all of the funds that are series of Putnam ETF Trust, certain matters described herein may not apply to your fund. Unless a strategy or policy described below is specifically prohibited or limited by the investment restrictions discussed in the fund’s prospectus or in this SAI, or by applicable law, the fund may engage in each of the practices described below without limit. This section contains information on the investments and investment practices listed below. With respect to funds for which Putnam Investments Limited (“PIL”) serves as sub-adviser (as described in the fund’s prospectus), references to Putnam Management in this section include PIL, as appropriate.

Under the terms of the Order, each fund’s investments are limited to the following: exchange-traded common stocks excluding penny stocks, exchange-traded preferred stocks, common stocks listed on a foreign exchange that trade on such exchange contemporaneously with shares of the fund, other ETFs, exchange-traded notes, exchange-traded American Depositary Receipts (“ADRs”), exchange-traded real estate investment trusts (“REITs”), exchange-traded commodity pools, exchange-traded metals trusts, exchange-traded currency trusts, and exchange-traded futures that trade contemporaneously with shares of the fund, as well as cash, short-term U.S. Treasury securities, government money market funds, and repurchase agreements (collectively, “Permissible Investments”). The funds may not borrow for investment purposes or hold short positions. The funds may not purchase any securities that are illiquid investments (as defined in Rule 22e-4(a)(8) under the 1940 Act) at the time of purchase.

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Cash Management	Market Risk
Commodity Pools, Currency Trusts, and Metal Trusts	Master Limited Partnerships (MLPs)
Commodities and Commodity-Related Investments	Money Market Instruments
Debt Securities	Preferred Stocks
Derivatives	Real Estate Investment Trusts (REITs)
ESG Considerations	Repurchase Agreements
Exchange-Traded Notes	Securities Loans
Foreign Investments and Related Risks	Securities of Other ETFs
Futures Contracts	Short-Term Trading
Illiquid Investments	Special Purpose Acquisition Companies
Initial Public Offerings (IPOs)	Structured Investments
Interfund Borrowing and Lending	Tax-exempt Securities
Legal and Regulatory Risk Relating to Investment Strategy	Temporary Defensive Strategies

Cash Management

A fund may hold uninvested short-term U.S. Treasury securities, repurchase agreements, or shares of government money market funds. Generally, these securities offer less potential for gains than other types of securities.

Commodity Pools, Currency Trusts, and Metal Trusts

Exchange-traded commodity pools may invest heavily in futures, commodities, and other derivatives. These exchange-traded commodity pools may use financial leverage, which may cause greater gains and losses. The funds are exposed to risks related to market, leverage, imperfect correlations with underlying investments or the portfolio holdings, price volatility, counterparty risk, liquidity, valuation, and regulatory risks.

Exchange-traded currency trusts are exposed to fluctuations in foreign exchange rate risks; global and regional political, regulatory, economic situations; inflation risk; and volatile interest rates.

Exchange-traded metal trusts may invest and hold some or all assets in metals, such as gold and silver. The investments may include physical assets of the trust or investments in the form of derivatives, such as spots, forwards, and futures. The trusts may also invest in industries associated with metal production, such as mine production. The investments are subject to a number of risks. The underlying value of the metals; international, economic, monetary and political factors, many of which are unpredictable; and changing tax, royalty, land and mineral rights ownership and leasing regulations in metal producing countries.

Commodities and Commodity-Related Investments

A fund may gain exposure to commodity markets by investing in exchange-traded commodity pools or certain exchange-traded futures.

Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions or natural disasters, livestock disease, trade embargoes, economic sanctions, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels). In addition, some commodities are subject to limited pricing flexibility because of supply and demand

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factors, and others are subject to broad price fluctuations as a result of the volatility of prices for certain raw materials and the instability of supplies of other materials.

Actions of and changes in governments, and political and economic instability, in commodity-producing and -exporting countries may affect the production and marketing of commodities. In addition, commodity-related industries throughout the world are subject to greater political, environmental, and other governmental regulation than many other industries. Changes in government policies and the need for regulatory approvals may adversely affect the products and services of companies in the commodities industries. For example, the exploration, development, and distribution of coal, oil, and gas in the United States are subject to significant federal and state regulation, which may affect rates of return on coal, oil, and gas and the kinds of services that the federal and state governments may offer to companies in those industries. In addition, compliance with environmental and other safety regulations has caused many companies in commodity-related industries to incur production delays and significant costs. Government regulation also may impede the development of new technologies. The effect of future regulations affecting commodity-related industries cannot be predicted.

The value of commodity-related derivatives fluctuates based on changes in the values of the underlying commodity, commodity index, futures contract, or other economic variable to which they are related. Additionally, economic leverage will increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying commodity or other relevant economic variable. See “Derivatives” and “Futures Contracts and Related Options” herein for more information on the fund’s investments in derivatives.

Debt Securities

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero-coupon bonds, do not pay interest but are sold at a deep discount from their face values. A fund's investments in debt securities are limited to short-term U.S. Treasury securities and exchange-traded notes.

Derivatives

Derivatives are financial instruments whose value depends upon, or is derived from, the value or other attributes of one or more underlying investments, pools of investments, indexes or currencies. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivatives instrument and the reference asset, or other factors, especially in unusual market conditions, and may result in increased volatility. Derivatives may be difficult to value and may increase the fund’s transactions costs. The successful use of derivatives depends on the ability to manage these sophisticated instruments. There is no assurance that the fund’s use of derivative instruments will enable the fund to achieve its investment objective or that Putnam Management will be able to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors.

The fund’s use of derivatives may cause the fund to recognize higher amounts of short-term capital gains, which are generally taxed to individual shareholders at ordinary income tax rates, and higher amounts of ordinary income, and more generally may affect the timing, character and amount of a fund’s distributions to shareholders.

The fund’s use of certain derivatives may in some cases involve forms of financial leverage, which means they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. The use of leverage involves risk and may increase the volatility of the fund’s net asset value.

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Some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system or on the fund’s ability to exercise remedies. Also, the fund is subject to risk if it enters into a derivatives transaction that is required to be cleared, and no clearing member is willing or able to clear the transaction on the fund’s behalf.

Derivatives also are subject to the risk that the fund may be delayed or prevented from recovering margin or other amounts deposited with a clearinghouse, futures commission merchant or other counterparty. If the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so.

To the extent the fund is required to segregate or “set aside” (often referred to as “asset segregation”) liquid assets or otherwise cover open positions with respect to certain derivative instruments, the fund may be required to sell portfolio instruments to meet these asset segregation requirements. There is a possibility that segregation involving a large percentage of the fund’s assets could impede portfolio management or the fund’s ability to meet redemption requests or other current obligations.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions. In fact, some over-the-counter instruments may be considered illiquid, and it may not be possible for the fund to liquidate a derivative position at an advantageous time or price, which may result in significant losses.

Legislation and regulation of derivatives in the U.S. and other countries may make derivatives more costly and/or less liquid, limit the availability of certain types of derivatives, cause the fund to change its use of derivatives, or otherwise adversely affect the fund’s use of derivatives.

The fund’s investments in derivatives are limited to exchange-traded futures, which are U.S. listed futures contracts where the future contract’s reference asset is an asset that the fund could invest in directly, or in the case of an index future, is based on an index of a type of asset that the Fund could invest in directly, such as an S&P 500 index future. All future contracts that the fund may invest in will be traded on a U.S. futures exchange, such as the Chicago Board of Trade or the Chicago Mercantile Exchange.

ESG Considerations

A fund may integrate environmental, social, or governance (“ESG”) considerations into its research process and/or investment decision-making. Putnam Management believes that ESG considerations, like other, more traditional subjects of investment analysis such as market position, growth prospects, and business strategy, have the potential to impact risk and returns. The relevance and materiality of ESG considerations in a fund’s process will differ from strategy to strategy, from sector to sector, and from portfolio manager to portfolio manager, and, in some cases (such as where Putnam Management lacks relevant ESG data), ESG considerations may not represent a material component of a fund’s investment process. Other than in the case of Putnam Sustainable Future ETF and Putnam Sustainable Leaders ETF, the consideration of ESG factors as part of a fund’s investment process does not mean that a fund pursues a specific “ESG” or “sustainable” investment strategy, and, depending on the fund, Putnam Management may sometimes make investment decisions other than on the basis of relevant ESG considerations.

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Exchange-Traded Notes

The fund may invest in exchange-traded notes (“ETNs”). An ETN is a type of senior, unsecured, unsubordinated debt security whose returns are linked to the performance of a particular market index or other reference assets less applicable fees and expenses. ETNs are listed on an exchange and traded in the secondary market. Investors may hold the ETN until maturity, at which time the issuer is obligated to pay a return linked to the performance of the relevant market index less applicable fees and expenses. ETNs typically do not make periodic interest payments and principal typically is not protected.

The market value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand of the ETN, economic, legal, political or geographic events that affect the reference assets, volatility and lack of liquidity in the reference assets, changes in the applicable interest rates, the current performance of the market index to which the ETN is linked, and the credit rating of the ETN issuer. The market value of an ETN may differ from the performance of the applicable market index, and there may be times when an ETN trades at a premium or discount. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities underlying the market index that the ETN seeks to track. A change in the issuer’s credit rating may also impact the value of an ETN despite the underlying market index remaining unchanged.

ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (the “IRS”) will accept, or a court will uphold, how the fund characterizes and treats ETNs for tax purposes.

An ETN that is tied to a specific market index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market index. ETNs also incur certain expenses not incurred by their applicable market index, and the fund would bear a proportionate share of any fees and expenses borne by the ETN in which it invests.

The fund’s ability to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN. Some ETNs that use leverage in an effort to amplify the returns of an underlying market index can, at times, be relatively illiquid and may therefore be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater. The extent of the fund’s investment in commodity-linked ETNs, if any, is limited by tax considerations. For more information regarding the tax treatment of commodity-linked ETNs, please see “Taxes” below.

ETNs are generally similar to structured investments. For discussion of these investments and the risks generally associated with them, see “Structured Investments” in this SAI.

Foreign Investments and Related Risks

A fund may only invest in common stocks listed on a foreign exchange that trades contemporaneously with the fund’s shares. A may also invest in ADRs and ETFs that invest in foreign securities. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund’s foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. In addition, the fund is required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for a foreign currency declines after a fund’s income has been earned and translated into U.S. dollars (but before payment), the fund could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time a fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

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There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting, auditing, custody, disclosure and financial reporting standards and practices comparable to those in the United States. In addition, there may be less (or less effective) regulation of exchanges, brokers and listed companies in some foreign countries. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may be more complex and involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund’s assets held abroad) and expenses not present in the settlement of investments in U.S. markets. In addition, local market holidays or other factors may extend the time for settlement of purchases and sales of the Fund’s investments in securities that trade on foreign markets. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations. Extended settlement cycles or other delays in settlement may increase the fund’s liquidity risk and require the fund to employ alternative methods (e.g., through borrowings) to satisfy redemption requests during periods of large redemption activity in Fund shares.

In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of economic sanctions or embargoes (whether imposed by the United States or another country or other governmental or non-governmental organization), currency exchange controls, foreign withholding or other taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political, social or financial instability and diplomatic developments which could affect the value of the fund’s investments in certain foreign countries. Such actions could result in the devaluation of a country’s currency or a decline in the value and liquidity of securities of issuers in that country. In some cases (including in the case of sanctions), such actions also could result in a freeze on an issuer’s securities which would prevent the fund from selling securities it holds. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding or other taxes, and special U.S. tax considerations may apply.

Many foreign countries are heavily dependent upon exports, particularly to developed countries, and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the United States and other countries with which they trade. These economies also have been and may continue to be negatively impacted by economic conditions in the United States and other trading partners, which can lower the demand for goods produced in those countries.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund’s ability to invest in securities of certain issuers organized under the laws of those foreign countries. These restrictions may take the form of prior governmental approval requirements, limits on the amount or type of securities held by foreigners and limits on the types of companies in which foreigners may invest (e.g., limits on investment in certain industries). Sanctions imposed by the United States government on other countries or persons or issuers operating in such countries could restrict the fund’s ability to buy affected securities or to sell any affected securities it has previously purchased, which may subject the fund to greater risk of loss in those securities. Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors.

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For purposes of some foreign holding limits or disclosure thresholds, all positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable limits or thresholds have been exceeded. Thus, even if the fund does not intend to exceed applicable limits, it is possible that different clients managed by Putnam Management and its affiliates (including separate affiliates owned by Power Corporation of Canada outside the Putnam Investments group) may be aggregated for this purpose. These limits may adversely affect the fund’s ability to invest in the applicable security.

The risks described above, including the risks of nationalization or expropriation of assets, typically are increased in connection with investments in developing countries, also known as “emerging markets.” For example, political and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will present viable investment opportunities for the fund. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. In such an event, it is possible that the fund could lose the entire value of its investments in the affected market. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. In addition, the economies of certain developing or emerging market countries may be dependent on a single industry or limited group of industries, which may increase the risks described above and make those countries particularly vulnerable to global economic and market changes. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced devaluations relative to the U.S. dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. When debt and similar obligations issued by foreign issuers are denominated in a currency (e.g., the U.S. dollar or the Euro) other than the local currency of the issuer, the subsequent strengthening of the non-local currency against the local currency will generally increase the burden of repayment on the issuer and may increase significantly the risk of default by the issuer.

ADRs are certificates issued by a U.S. financial institution (“depository”) evidencing ownership of shares of a foreign issuer that have been deposited with the depository. ADRs in which a fund may invest will trade on a U.S. securities exchange. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository may not have physical custody of the underlying shares at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing in foreign securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations or other exposure to foreign markets. If the fund invests in securities issued by foreign issuers, the fund may be subject to the risks described above even if all of the fund’s investments are denominated in U.S. dollars, especially with respect to issuers whose revenues are principally earned in a foreign currency but whose debt obligations have been issued in U.S. dollars or other hard currencies.

Futures Contracts

A futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at

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settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as “contract markets” -- approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

The fund may invest in U.S. listed futures contracts where the future contract’s reference asset is an asset that the fund could invest in directly, or in the case of an index future, is based on an index of a type of asset that the fund could invest in directly, such as a Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”) future. All future contracts that a fund may invest in will be traded on a U.S. futures exchange.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

When the fund enters into a futures contract, the fund is required to deliver to the futures broker an amount of liquid assets known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit in that it is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. Futures contracts also involve brokerage costs. Subsequent payments, called “variation margin” or “maintenance margin,” to and from the broker are made on a daily basis as the value of the futures contract fluctuates, a process known as “marking to the market.” For example, if the fund purchases a futures contract on an underlying security and the price of that security rises, the value of the futures contract will increase and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, if the price of the underlying security declines, the value of the futures contract will decrease and the fund will be required to make a variation margin payment to the broker based on that decrease in value. Upon the closing of a futures contract, the fund will receive or be required to pay additional cash based on a final determinations of variation margin.

Although futures contracts (other than index futures and futures based on the volatility or variance experienced by an index) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Index futures and futures based on the volatility or variance experienced by an index do not call for actual delivery or acceptance of commodities or securities, but instead require cash settlement of the futures contract on the settlement date specified in the contract. Such contracts may also be closed out before the settlement date. The fund may close some or all of its futures positions at any time prior to their expiration. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund’s theoretical loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser’s entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss. Such closing transactions involve additional commission costs.

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A portion of any capital gains from futures contracts in which the fund invests directly will be treated for federal income tax purposes as short-term capital gains that, when distributed to taxable shareholders, will be taxable as ordinary income. The fund’s investments in futures may cause the fund to recognize income without receiving cash with which to make the distributions necessary to qualify and be eligible for treatment as a regulated investment company and avoid a fund-level tax. The fund may therefore need to liquidate other investments, including when it is not advantageous to do so, to meet its distribution requirement.

With respect to each fund, Putnam Management has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the CFTC. Accordingly, Putnam Management (with respect to these funds) is not subject to registration or regulation as a “commodity pool operator” under the CEA. To remain eligible for the exclusion, each of these funds will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures. In the event that a fund’s investments in commodity interests are not within the thresholds set forth in the exclusion, Putnam Management may be required to register as a “commodity pool operator” and/or “commodity trading advisor” with the CFTC with respect to that fund. Putnam Management’s eligibility to claim the exclusion with respect to a fund will be based upon, among other things, the level and scope of the fund’s investment in commodity interests, the purposes of such investments and the manner in which the fund holds out its use of commodity interests. A fund’s ability to invest in commodity interests (including, but not limited to, futures and swaps on broad-based securities indexes and interest rates) is limited by Putnam Management’s intention to operate the fund in a manner that would permit Putnam Management to continue to claim the exclusion under Rule 4.5, which may adversely affect the fund’s total return. In the event the fund’s investments in commodity interests require Putnam Management to register with the CFTC as a commodity pool operator with respect to a fund, the fund’s expenses may increase, adversely affecting that fund’s total return.

Index futures. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index.

For example, the S&P 500 is composed of 500 selected U.S. common stocks. The S&P 500 assigns relative weightings to the common stocks that comprise the index, and the value of the index fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are currently to buy or sell 250 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 250 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $1,000 (250 units x gain of $4). If the fund enters into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $500 (250 units x loss of $2).

Risks of transactions in futures contracts. Successful use of futures contracts by the fund is subject to Putnam Management’s ability to predict movements in various factors affecting securities markets, including interest rates and market movements, and, in the case of index futures and futures based on the volatility or variance experienced by an index, Putnam Management’s ability to predict the future level of the index or the future volatility or variance experienced by an index. For example, it is possible that, where the fund has sold futures contracts to hedge its portfolio against a decline in the market, the index on which the futures contracts are written may advance and the value of securities held in the fund’s portfolio, which may differ from those that comprise the index, may decline. If this occurred, the fund would lose money on the futures contracts and experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against

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the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions.

The use of futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities or other assets underlying the futures contracts purchased and sold by the fund, of the futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures contracts used by the fund and the portion of the portfolio being hedged, the prices of futures contracts may not correlate perfectly with movements in the underlying asset due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the expected relationship between the underlying asset and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the underlying asset and movements in the prices of related futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position. In addition, in the case of hedging transactions, an incorrect correlation could result in a loss on both the hedged securities in the fund and the hedging vehicle, so that the portfolio return might have been greater had hedging not been attempted.

The risk of a position in a futures contract may be very large compared to the relatively low level of margin a fund is required to deposit. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the fund relative to the size of a required margin deposit. In addition, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so. The fund will typically be required to post margin with its futures commission merchant in connection with its transactions in futures contracts. In the event of an insolvency of the futures commission merchant, the fund may not be able to recover all (or any) of the margin it has posted with the futures commission merchant, or to realize the value of any increase in the price of its positions. The fund also may be delayed or prevented from recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures that may interfere with the timely execution of customer orders. For example, futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. Futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed

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with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange for such contracts (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. If the fund were unable to liquidate a futures contract due to the absence of a liquid secondary market, the imposition of price limits or otherwise, it could incur substantial losses. The fund would continue to be subject to market risk with respect to the position. Also, the fund would continue to be required to make daily variation margin payments and might be required to maintain a position being hedged by the futures contract or to maintain cash or securities in a segregated account.

Illiquid Investments

An illiquid investment means any investment that cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Although a fund will not purchase any securities that are illiquid investments (as defined in Rule 22e-4(a)(8) under the 1940 Act) at the time of purchase, a security that was liquid at the time of purchase may later become illiquid. Illiquid investments may be considered speculative and may be difficult to sell. The sale of many of these investments may be prohibited or limited by law or contract. Illiquid investments may be difficult to value for purposes of calculating a fund’s net asset value. A fund may not be able to sell illiquid investments when Putnam Management considers it desirable to do so, or a fund may be able to sell them only at less than their value. The larger size of certain fund holdings and the lack of liquidity in securities markets may limit a fund’s ability to sell illiquid investments, or to sell them at appropriate prices, thereby negatively impacting the fund.

Initial Public Offerings

The fund may purchase equity securities in initial public offerings (“IPOs”). These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in an IPO frequently are very volatile in price (and may, therefore, involve greater risk) due to factors such as market psychology prevailing at the time of the IPO, the absence of a prior public market, unseasoned trading, the small number of shares available for trading, and limited availability of information about the issuer. Because of the price volatility of IPO securities, the fund may hold securities purchased in an IPO for a very short period of time. As a result, the fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

There can be no assurance that investments in IPOs will be available to the funds or improve a fund’s performance. At any particular time or from time to time the fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, to the extent that the number of Putnam funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the fund. As the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease.

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Interfund Borrowing and Lending

To satisfy redemption requests or to cover unanticipated cash shortfalls, the fund has entered into a Master Interfund Lending Agreement by and among each Putnam fund and Putnam Management (the “Interfund Lending Agreement”) under which a Putnam fund may lend or borrow money (Putnam money market funds may lend, but not borrow) for temporary purposes directly to or from another Putnam fund (an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order dated April 10, 2002 (the “Putnam Exemptive Order”) granted to the fund permitting such Interfund Loans. All Interfund Loans would consist only of uninvested cash reserves that the lending fund otherwise would invest in short-term repurchase agreements or other short-term instruments. At this time, Putnam Short-Term Investment Fund is the only Putnam fund expected to make its uninvested cash reserves available for Interfund Loans.

On March 23, 2020, the SEC issued a temporary exemptive order (the “Temporary SEC Order”) granting relief to funds in response to the market impacts of COVID-19. The Temporary Order permitted the Putnam funds to deviate from certain terms and conditions of the Putnam Exemptive Order permitting the Putnam funds to participate in an interfund lending facility, including with respect to the maximum term of an interfund loan and the maximum percentage of a lending fund’s assets that may be loaned. Under the Temporary Order, a fund may lend up to 25% of its net assets notwithstanding provisions in the Exemptive Order that limit the aggregate loans to all borrowing funds to 15% of the lending fund’s net assets. The Amended and Restated Interfund Lending Agreement also provides that a maximum term of 60 days for any interfund loan made in reliance on the Temporary Order is permitted.

If the fund has outstanding borrowings, any Interfund Loans to the fund (a) would be at an interest rate equal to or lower than that of any outstanding bank loan, (b) would be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, and (c) would have a maturity no longer than any outstanding bank loan (and in any event not over seven days). In addition, if an event of default were to occur under any agreement evidencing an outstanding bank loan to the fund, the event of default would automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral, if any). Such a call would be deemed made if a lending bank exercises its right to call its loan under its agreement with the borrowing fund.

The fund may make an unsecured borrowing under the Interfund Lending Agreement if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the fund has a secured loan outstanding from any other lender, including but not limited to another Putnam fund, the fund’s Interfund Loan would be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan secured by collateral. If (i) the fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets,(ii) the fund’s total outstanding borrowings exceed 10% of its total assets for any reason (such as a decline in net asset value or because of shareholder redemptions), or (iii) the fund has outstanding secured Interfund Loans, the fund may borrow through the Interfund Lending Agreement on a secured basis only. All secured Interfund Loans would be secured by the pledge of segregated collateral with a market value equal to at least 102% of the outstanding principal value of the Interfund Loan. The fund may not borrow from any source if its total outstanding borrowings immediately after the borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the fund’s fundamental investment restrictions.

The fund may not lend to another Putnam fund under the Interfund Lending Agreement if the Interfund Loan would cause its aggregate outstanding Interfund Loans to exceed 15% of the fund’s current net assets (25% under the Temporary Order) at the time of the Interfund Loan. The fund’s Interfund Loans to any one fund may not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans would be limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days (60 days under the Temporary Order). Interfund Loans effected within seven days of each other would be treated

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as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the Putnam Exemptive Order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. If the fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one business day’s notice or not renewed, in which case the fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due. In the case of a default by a borrowing fund and to the extent that the loan is collateralized, the lending fund could take possession of collateral that it is not permitted to hold and, therefore, would be required to dispose of such collateral as soon as possible, which could result in a loss to the lending fund. Because Putnam Management provides investment management services to both the lending fund and the borrowing fund, Putnam Management may have a potential conflict of interest in determining whether an Interfund Loan is appropriate for the lending fund and the borrowing fund. The funds and Putnam Management have adopted policies and procedures that are designed to manage potential conflicts of interest, but the administration of the Interfund Program may be subject to such conflicts.

Legal and Regulatory Risks Relating to Investment Strategy

The fund may be adversely affected by new (or revised) laws or regulations that may be imposed by the Internal Revenue System or Treasury Department, the CFTC, the SEC, the U.S. Federal Reserve or other banking regulators, or other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets. These agencies are empowered to promulgate a variety of rules pursuant to financial reform legislation in the United States. The fund may also be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. For example, there has been an increase in governmental, as well as self-regulatory, scrutiny of the alternative investment industry. It is impossible to predict what, if any, changes in regulations may occur, but any regulation that restricts the ability of the fund to trade in securities could have a material adverse impact on the fund’s performance.

In October 2016, the SEC adopted a liquidity risk management rule, Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) that requires each fund to establish a liquidity risk management program. The funds have implemented a liquidity risk management program, and the fund’s Board of Trustees has appointed Putnam Management to administer the program. Under the liquidity risk management program, the liquidity risk of each fund is assessed, managed, and periodically reviewed and each portfolio investment held by each fund is classified as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment” or “illiquid investment.” The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interest in the fund. The liquidity of a fund’s portfolio investments is determined based on relevant market, trading and investment-specific considerations under the fund’s liquidity risk management program. The impact the Liquidity Rule will have on the funds, and on the open-end fund industry in general, is not yet fully known, but the rule could impact a fund’s performance and its ability to achieve its investment objective(s). Please see “Illiquid Investments” above for more information.

The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. The CFTC, SEC, and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). The European Union (“EU”) and some other countries have implemented similar requirements that affect the fund when it enters into derivatives transactions with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. For example, the U.S. government and the EU have adopted mandatory minimum

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margin requirements for bilateral derivatives. New variation margin requirements became effective in 2017 and new initial margin requirements are expected to become effective for swaps between swap dealers and many buy-side entities in 2020. Such requirements could increase the amount of margin the fund needs to provide in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive. In addition, in October 2020, the SEC adopted Rule 18f-4 under the 1940 Act (the “Derivatives Rule”), regulating the use by registered investment companies of derivatives and many related instruments. The compliance date for the Derivatives Rule is August 19, 2022. The Derivatives Rule requires, among other things, that certain entities adopt a derivatives risk management program, comply with limitations on leveraged-related risk based on a relative “value-at-risk” test and update reporting and disclosure procedures. These and other new or evolving regulations could, among other things, further restrict the fund’s ability to engage in, or increase the cost to the fund of, derivatives transactions, and the fund may be unable to execute its investment strategy as a result. Regulatory changes also may affect counterparty risk. Because these requirements are new and evolving, their ultimate impact on the fund and the financial system is not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, central clearing and related requirements expose the fund to new kinds of costs and risks.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts. The CFTC has proposed position limits for certain swaps. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if the fund does not intend to exceed applicable position limits, it is possible that different clients managed by Putnam Management and its affiliates may be aggregated for this purpose. Any modification of trading decisions or elimination of open positions that may be required to avoid exceeding such limits may adversely affect the profitability of the fund.

In October 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in another investment company. These changes include, among other things, amendments to Rule 12d1-1, the rescission of Rule 12d1-2, the adoption of Rule 12d1-4, and the rescission of certain exemptive relief issued by the SEC permitting such investments in excess of statutory limits. These regulatory changes may adversely impact each fund’s investment strategies and operations.

Market Risk

The value of securities in a fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions (including perceptions about monetary policy, interest rates or the risk of default), government actions (including protectionist measures, intervention in the financial markets or other regulation, and changes in fiscal, monetary or tax policies), geopolitical events or changes (including natural disasters, epidemics or pandemics, terrorism and war), and factors related to a specific issuer, geography, industry or sector. In addition, the increasing popularity of passive index-based investing may have the potential to increase security price correlations and volatility. (As passive strategies generally buy or sell securities based simply on inclusion and representation in an index, securities prices will have an increasing tendency to rise or fall based on whether money is flowing into or out of passive strategies rather than based on an analysis of the prospects and valuation of individual securities. This may result in increased market volatility as more money is invested through passive strategies). These and other factors may lead to increased volatility and reduced liquidity in a fund’s portfolio holdings, particularly for larger investments.

Legal, political, regulatory and tax changes may cause fluctuations in markets and securities prices. In the past, governmental and non-governmental issuers have defaulted on, or have been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. Defaults or restructurings by governments or

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others of their debts could have substantial adverse effects on economies, financial markets, and asset valuations around the world. In addition, financial regulators, including the U.S. Federal Reserve and the European Central Bank, at times have taken steps to maintain historically low interest rates, such as by purchasing bonds. Certain countries and regulatory bodies use negative interest rates as a monetary policy tool to encourage economic growth during periods of deflation. In a negative interest rate environment, debt instruments may trade at negative yields, which means the purchaser of the instrument may receive at maturity less than the total amount invested. In addition, in a negative interest rate environment, if a bank charges negative interest rates, instead of receiving interest on deposits, a depositor must pay the bank fees to keep money with the bank. To the extent a fund holds a debt instrument or has a bank deposit with a negative interest rate, the fund would generate a negative return on that investment. In light of current market conditions, interest rates in the United States and many other countries are at or near historic lows, and in some cases, such rates are negative. During periods of very low or negative interest rates, a fund’s susceptibility to interest rate risk (i.e., the risks associated with changes in interest rates) may be magnified, its yield and income may be diminished and its performance may be adversely affected (e.g., during periods of very low or negative interest rates, the Fund may be unable to maintain positive returns). These levels of interest rates (or negative interest rates) may magnify the risks associated with rising interest rates. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, including market volatility and reduced liquidity, and may adversely affect a fund’s yield, income and performance.

Some governmental authorities at times have taken steps to devalue their currencies substantially or have taken other steps to counter actual or anticipated market or other developments. Steps by those regulators and authorities to implement, or to curtail or taper, these activities could have substantial negative effects on financial markets. The withdrawal of support, failure of efforts in response to a financial crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the values and liquidity of certain securities.

The funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, economic uncertainty, and other geopolitical events (including sanctions, tariffs, exchange controls or other cross-border trade barriers) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. In addition, trade disputes (such as the “trade war” between the United States and China that intensified in recent years) may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.  Events such as these and their impact on a fund are difficult to predict.

Likewise, natural and environmental disasters, epidemics or pandemics, and systemic market dislocations may be highly disruptive to economies and markets, and may result in significant market volatility, exchange trading suspensions or closures, or a substantial economic downturn or recession.  Those events, as well as other changes in foreign and domestic economic and political conditions, also could disrupt the operations of a fund or its service providers or adversely affect individual issuers or related groups of issuers, interest rates, credit ratings, default rates, inflation, supply chains, consumer demand, investor sentiment, and other factors affecting the value or liquidity of a fund’s investments.

An outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions; significant disruptions to business operations, supply chains and customer activity; lower consumer demand for goods and services; higher levels of unemployment; event cancellations and restrictions; service cancellations, reductions and other changes; significant challenges in healthcare service preparation and delivery; prolonged quarantines; and general concern and uncertainty. These impacts have negatively affected, and may continue to negatively affect, the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. The COVID-19 pandemic also has resulted in significant market volatility,

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exchange trading suspensions and closures, declines in global financial markets, higher default rates, and economic downturns and recessions, and may continue to have similar effects in the future.  In addition, actions taken by government and quasi-governmental authorities and regulators throughout the world in response to the COVID-19 pandemic, including significant fiscal and monetary policies changes, may affect the value, volatility, and liquidity of some securities and other assets. The health crises caused by the COVID-19 pandemic may also exacerbate other pre-existing political, social, economic, market and financial risks. The effects of the outbreak in developing or emerging market countries may be greater due to less established health care systems. The foregoing could impair a fund’s ability to maintain operational standards (such as with respect to creations and redemptions of fund shares), disrupt the operations of afund’s service providers, adversely affect the value and liquidity of a fund’s investments, and negatively impact the fund’s performance and your investment in the fund. Given the significant uncertainty surrounding the magnitude, duration, reach, costs and effects of the COVID-19 pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, it is difficult to predict its potential impacts on a fund’s investments.

Securities and financial markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets, contribute to overall market volatility and adversely affect the values of the fund’s investments.

Given the increasing interdependence among global economies and markets, conditions in one country, region or market might adversely affect financial conditions or issuers in other countries, regions or markets. For example, any partial or complete dissolution of the Economic and Monetary Union of the European Union, or any increased uncertainty as to its status, could have significant adverse effects on global currency and financial markets, and on the values of the fund’s investments. On January 31, 2020, the United Kingdom formally withdrew from the European Union (commonly known as “Brexit”), and entered a transition period which ended on December 31, 2020. On December 30, 2020, the European Union and the United Kingdom signed the EU-UK Trade and Cooperation Agreement ("TCA"), an agreement on the terms governing certain aspects of the European Union's and the United Kingdom's relationship following the end of the transition period. Notwithstanding the TCA, following the transition period, there is likely to be considerable uncertainty as to the United Kingdom's post-transition framework. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets.  Potential negative long-term effects could include, among others, greater market volatility and illiquidity, disruptions to world securities markets, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and an increased likelihood of a recession in the United Kingdom. To the extent a fund has focused its investments in a particular country, region or market, adverse geopolitical and other events impacting that country, region or market could have a disproportionate impact on the fund.

[Master Limited Partnerships (MLPs)

A MLP generally is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for U.S. federal income tax purposes. MLPs may derive income and gains from, among other things, the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by one or more of the following: a major energy company, an investment fund, or the direct management of the MLP. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership through ownership of common units and have a limited role in the partnership’s operations and management.

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MLP securities in which certain funds may invest can include, but are not limited to: (i) equity securities of MLPs, including common units, preferred units or convertible subordinated units; (ii) debt securities of MLPs, including debt securities rated below investment grade; (iii) securities of MLP affiliates; (iv) securities of open-end funds, closed-end funds or exchange-traded funds (“ETFs”) that invest primarily in MLP securities; or (v) exchange-traded notes whose returns are linked to the returns of MLPs or MLP indices.

The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, MLP common units represent an equity ownership interest in a partnership, providing limited voting rights and entitling the holder to a share of the company’s success through distributions and/or capital appreciation. Unlike shareholders of a corporation, common unit holders do not elect directors annually and generally have the right to vote only on certain significant events, such as mergers, a sale of substantially all of the assets, removal of the general partner or material amendments to the partnership agreement. In addition, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation.

MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities can also be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests. For example, companies operating in the energy MLP sector are subject to risks that are specific to the industry in which they operate. MLPs and other companies that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve which may be impacted by a wide range of factors including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions, among others. Energy MLP companies are subject to varying demand for oil, natural gas or refined products in the markets they serve, as well as changes in the supply of products requiring gathering, transport, processing, or storage due to natural declines in reserves and production in the supply areas serviced by the companies’ facilities. Declines in oil or natural gas prices, as well as adverse regulatory decisions, may cause producers to curtail production or reduce capital spending for production or exploration activities, which may in turn reduce the need for the services provided by energy MLP companies. Lower prices may also create lower processing margins. Energy MLPs may also be subject to regulation by the Federal Energy Regulatory Commission (“FERC”) with respect to tariff rates that these companies may charge for interstate pipeline transportation services. An adverse determination by FERC with respect to tariff rates of a pipeline MLP could have a material adverse effect on the business, financial conditions, result of operations, cash flows and prospects of that pipeline MLP and its ability to make cash distributions to its equity owners.]

Money Market Instruments

Money market instruments, or short-term debt instruments, consist of obligations such as commercial paper, bank obligations (e.g., certificates of deposit and bankers’ acceptances), repurchase agreements, and various government obligations, such as Treasury bills. These instruments have a remaining maturity of one year or less and are generally of high credit quality. Money market instruments may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the IRS nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect

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the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Commercial paper is a money market instrument issued by banks or companies to raise money for short-term purposes. Commercial paper is usually sold on a discounted basis rather than as an interest-bearing instrument. Unlike some other debt obligations, commercial paper is typically unsecured, which increases the credit risk associated with this type of investment. In some cases, commercial paper may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Certificates of deposit may include those issued by foreign banks outside the United States. Such certificates of deposit include Eurodollar and Yankee certificates of deposit. Eurodollar certificates of deposit are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States. Yankee certificates of deposit are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Time deposits are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid.

In accordance with rules issued by the SEC, the fund may from time to time invest all or a portion of its cash balances in money market advised by Putnam Management. In connection with such investments, Putnam Management may waive a portion of the advisory fees otherwise payable by the fund. See “Charges and expenses” in Part I of this SAI for the amount, if any, waived by Putnam Management in connection with such investments.

Preferred Stocks

The fund may invest in preferred stocks that are traded on a U.S. stock exchange or foreign exchange that trades contemporaneously with the fund’s shares. A preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer’s assets but is junior to the debt securities of the issuer in those same respects. Under ordinary circumstances, preferred stock does not carry voting rights. As with all equity securities, the value of preferred stock fluctuates based on changes in a company’s financial condition and on overall market and economic conditions. The value of preferred stocks is particularly sensitive to changes in interest rates and is more sensitive to changes in an issuer’s creditworthiness than is the value of debt securities. In addition, many preferred stocks may be called or redeemed prior to their maturity by the issuer under certain conditions, which can limit the benefit to investors of a decline in interest rates. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Additionally, if the issuer of preferred stock experiences economic or financial difficulties, its preferred stock may lose value due to the reduced likelihood that its board of directors

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will declare a dividend. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions. If the fund owns a preferred stock that is deferring its distribution, it may be required to report income for tax purposes despite the fact that it is not receiving current income on this position. Preferred stocks often are subject to legal provisions that allow for redemption in the event of certain tax or legal changes or at the issuer’s call. In the event of redemption, the fund may not be able to reinvest the proceeds at comparable rates of return. Preferred stocks are subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities. Preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities, and U.S. government securities.

Certain types of preferred stocks may be convertible securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued on debt or dividends paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, preferred stocks that are convertible securities have characteristics similar to non-convertible preferred stocks. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

The market value of a convertible security is a function of its “investment value” and its “conversion value.” A security’s “investment value” represents the value of the security without its conversion feature (i.e., a nonconvertible security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value may be dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure. A security’s “conversion value” is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current market price of the underlying security. Because of the conversion feature, the market value of a convertible security will normally fluctuate in some proportion to changes in the market value of the underlying security, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions.

A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. If the conversion value of a convertible security is significantly below its investment value, the convertible security generally trades like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security is typically more heavily influenced by fluctuations in the market price of the underlying security. Generally, the amount of the premium decreases as the convertible security approaches maturity. Convertible securities generally have less potential for gain than common stocks.

The fund’s investments in convertible securities may at times include preferred stocks that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the

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security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

Real Estate Investment Trusts (REITs)

The fund may invest in exchange-traded REITs. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. REITs may concentrate their investments in specific geographic areas or in specific property types (i.e., hotels, shopping malls, residential complexes and office buildings). Like regulated investment companies such as the fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Code. The fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the fund’s own expenses.

Investing in REITs may involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). The market value of REIT shares and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owners to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, failing to maintain their exemptions from registration under the Investment Company Act, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs (“hybrid REITs”). Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the risk of borrower default, the likelihood of which is increased for mortgage REITs that invest in sub-prime mortgages. REITs, and mortgage REITs in particular, are also subject to interest rate risk. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the fund’s REIT investments to decline. During periods when interest rates are declining, mortgages are often refinanced. Refinancing may reduce the yield on investments in mortgage REITs. In addition, since REITs depend on payment under their mortgage loans and leases to generate cash to make distributions to their shareholders, investments in REITs may be adversely affected by defaults on such mortgage loans or leases. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate, and thus may be subject to risks associated with both real estate ownership and investments in mortgage-related securities.

Investing in certain REITs, which often have small market capitalizations, may also involve the same risks as investing in other small capitalization companies. REITs may have limited financial resources and their securities may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks such as those included in the S&P 500 Index. The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties

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through joint ventures or in other circumstances in which the REIT may not have control over its investments. REITs may incur significant amounts of leverage.

REITs are dependent upon their operators’ management skills, are generally not diversified (except to the extent the Code requires), and are subject to heavy cash flow dependency, borrower default or self-liquidation. REITs are also subject to the possibility of failing to qualify for the tax-advantaged treatment available to REITs under the Code or failing to maintain their exemptions from registration under the 1940 Act. In addition, REITs may be adversely affected by changes in federal tax law, for example, by limiting their permissible businesses or investments. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

The fund’s investment in a REIT may result in the fund making distributions that constitute a return of capital to fund shareholders for federal income tax purposes or may require the fund to accrue and distribute income not yet received. In addition, distributions by a fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Repurchase Agreements

A repurchase agreement is a contract under which the fund, the buyer under the contract, acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller (or repurchase agreement counterparty) to repurchase, and the fund to resell, the security at a fixed time and price, which represents the fund’s cost plus interest (or, for repurchase agreements under which the fund acquires a security and then sells it short, the fund’s cost of “borrowing” the security). A repurchase agreement with a stated maturity of longer than one week is generally considered an illiquid investment. It is the fund’s present intention to enter into repurchase agreements only with banks and registered broker-dealers.

The fund may be exposed to the credit risk of the repurchase agreement counterparty (or seller) in the event that the counterparty is unable or unwilling to close out the repurchase agreement in accordance with its terms or the parties disagree as to the meaning or application of those terms. In such an event, the fund may be subject to expenses, delays, and risk of loss, including: (i) possible declines in the value of the underlying security while the fund seeks to enforce its rights under the agreement; (ii) possible reduced levels of income and lack of access to income during this period; and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate. The fund is also subject to the risk that the repurchase agreement instrument may not perform as expected.

Pursuant to no-action relief granted by the SEC, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

Securities Loans

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby potentially realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before the fund can dispose of it. As a matter of policy, securities loans are made to broker-dealers or other financial institutions pursuant to agreements requiring that the loans be

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continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, “marked-to-market” daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The fund bears the risk of any loss on the investment of the collateral; any such loss may exceed, potentially by a substantial amount, any profit to the fund from its securities lending activities. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities. The fund may pay fees in connection with arranging loans of its portfolio securities.

Securities of Other ETFs

Securities of ETFs represent interests in collective investment portfolios that, in turn, invest directly in underlying instruments. ETFs may seek to replicate the performance of a specific index or be actively managed.

Index ETFs seek to track the performance or dividend yield of specific indexes or companies in related industries, though unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. These indexes may be broad-based, sector-based or international.

Typically, shares of an index ETF are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called “short ETFs” or “bear ETFs”), ETF shares are expected to increase in value as the value of the underlying benchmark decreases. Inverse ETFs seek to deliver the opposite of the performance of the benchmark they track and are often marketed as a way for investors to profit from, or at least hedge their exposure to, downward moving markets. Investments in inverse ETFs are similar to holding short positions in the underlying benchmark.

Investing in ETFs involves substantially the same risks as investing directly in the underlying instruments, but also involves expenses at the ETF-level, such as portfolio management fees and operating expenses. These expenses are in addition to the fees and expenses of the fund itself, which may lead to duplication of expenses while the Putnam fund owns another ETF’s shares. In addition, investing in ETFs involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the underlying instruments or index. Performance of an index ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the index ETF may occasionally differ. To the extent the fund invests in other actively managed ETFs, its performance will also depend on the investment and research abilities of investment managers other than Putnam Management.

ETF shares typically trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. ETF shares carry the risk that the price the fund pays or receives may be higher or lower than the investment company’s net asset value. ETFs also are subject to the risk that the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times).

ETFs are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts or interruptions due to policies of the relevant exchange, unusual market conditions or other reasons. There can be no assurance that shares of an ETF will continue to be listed on an active exchange.

ETFs also may be leveraged. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or decline, in the case of inverse ETFs) of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged and inverse ETFs “reset” daily, meaning they are designed to achieve their stated objectives on a daily basis.

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Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

The extent to which the fund can invest in securities of other ETFs is generally limited by federal securities laws. For more information regarding the tax treatment of ETFs, please see “Taxes” below.

Short-Term Trading

In seeking the fund’s objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as “portfolio turnover” and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income when distributed to taxable individual shareholders. As a result of the fund’s investment policies, under certain market conditions the fund’s portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund’s portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund’s portfolio.

Special Purpose Acquisition Companies

The fund may invest in stock, rights, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital in the form of a blind pool via an IPO for the purpose of acquiring an existing company. The shares of a SPAC are typically issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. At a specified time following the SPAC’s IPO (generally 1-2 months), the rights and warrants may be separated from the common stock at the election of the holder, after which they become freely tradeable. After going public and until an acquisition is completed, a SPAC generally invests the proceeds of its IPO (less a portion retained to cover expenses), which are held in trust, in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective. If a SPAC does not complete an acquisition within a specified period of time after going public, the SPAC is dissolved, at which point the invested funds are returned to the SPAC’s shareholders (less certain permitted expenses) and any rights or warrants issued by the SPAC expire worthless.

Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, the securities issued by a SPAC, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Temporary Defensive Strategies

In response to adverse market, economic, political or other conditions, a fund may take temporary defensive positions that are inconsistent with its principal investment strategies. However, a fund may choose not to use these temporary defensive strategies for a variety of reasons, even in very volatile market conditions. In implementing temporary defensive strategies, the fund may invest primarily in, among other things, preferred stocks, cash, U.S. Treasury securities, government money market funds, or any other Permissible Investments that Putnam Management considers consistent with such defensive strategies. When the fund takes temporary defensive positions, the fund may miss out on investment opportunities, and the fund may not achieve its

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investment objective. In addition, while temporary defensive strategies are mainly designed to limit losses, such strategies may not work as intended.

EXCHANGE TRADED FUND RISKS

Continuous Offering

The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by a fund on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with Foreside Fund Services, LLC (“Foreside”), each fund’s distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that 12 could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters,” but are effecting transactions in shares of a fund, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the 1933 Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. Firms that incur a prospectus-delivery obligation with respect to shares of each fund are reminded that, under Rule 153 under the 1933 Act, a prospectus-delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available from the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Listing and Trading

Shares of each fund have been approved for listing and trading on an exchange. Each fund’s shares trade on an exchange at prices that may differ to some degree from their NAV. The listing exchange may remove each fund’s shares from listing if, among other things (i) following the initial 12-month period beginning upon the commencement of trading of each fund, there are fewer than 50 beneficial owners of each fund’s shares for 30 or more consecutive trading days; (ii) either the Tracking Basket or the holdings of the portfolio are not made available to all market participants at the same time; (iii) a fund has failed to file any filings required by the SEC or listing exchange is aware that a fund is not in compliance with the conditions of any exemptive order or no-action relief granted by the SEC with respect to the fund; (iv) certain ongoing listing requirements are not continuously maintained; (v) any of the representations made by a fund in connection with its listing order are not continuously met; or (vi) such other event shall occur or condition exists that, in the opinion of the listing exchange, makes further dealings on the exchange inadvisable. The listing exchange will remove each fund’s shares from listing and trading upon termination of the trust. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of each fund’s shares will continue to be met.

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As in the case of other publicly-traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

Unlike other actively managed ETFs that publish their portfolio holdings on a daily basis, each fund does not publicly disclose the composition of its portfolio each business day, which may affect the price at which shares of a fund trade in the secondary market. Given the differences between each fund and ETFs that disclose their complete holdings daily, there is a risk that market prices of a fund may vary significantly from NAV, and that a fund’s shares may trade at a wider bid/ask spread – and therefore cost investors more to trade – than shares of other ETFs. These risks are heightened during periods of market disruption or volatility. In addition, although a fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify a fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders, such as front running a fund’s trades of portfolio securities.

TAXES

[The following discussion of U.S. federal income tax consequences is based on the Code, existing U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.]

[Taxation of the fund. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of the fund’s taxable year, (i) at least 50% of the market value of the fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the fund’s total assets is invested, including through corporations in which the fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

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In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income of a regulated investment company derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in paragraph (b) above, identification of the issuer (or, in some cases, issuers) of a particular fund investment will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the fund’s ability to meet the diversification test in (b) above. Also, for the purposes of the diversification test in paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to U. S. federal income tax on income or gains distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If the fund were to fail to meet the income, diversification or distribution test described above, the fund could in some cases cure such failure, including by paying a fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If the fund were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders, and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, that the shareholder meets certain holding period and other requirements in respect of the fund’s shares (as described below). In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

The fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net tax-exempt income (if any). The fund may distribute its net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards). Investment company taxable income (which is retained by the fund) will be subject to tax at regular corporate rates. The fund may also retain for investment its net capital gain. If the fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If the fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the fund will be increased by an amount equal to

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the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The fund is not required to, and there can be no assurance the fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income and its earnings and profits, a regulated investment company generally may also elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion, if any, of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss, if any, from the sale, exchange or other taxable disposition of property, attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary loss, if any, attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would otherwise be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, the fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

The fund distributes its net investment income and capital gains to shareholders as dividends at least annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid U.S. federal income or excise tax. Provided it is not treated as a “personal holding company” for U.S. federal income tax purposes, the fund is permitted to treat the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the fund’s accumulated earnings and profits as a dividend on the fund’s tax return. This practice, which involves the use of tax equalization, will have the effect of reducing the amount of income and gains that the fund is required to distribute as dividends to shareholders in order for the fund to avoid U. S. federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and the amount of any undistributed income will be reflected in the value of the shares of the fund; the total return on a shareholder’s investment will not be reduced as a result of this distribution policy.]

[Fund distributions. Distributions from the fund (other than exempt-interest dividends, as discussed below) generally are taxable to shareholders as ordinary income to the extent derived from the fund’s investment income and net short-term capital gains. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares of the fund or other Putnam funds.

Taxes on distributions of capital gains are determined by how long the fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Tax rules can alter the fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain that are properly reported by the fund as capital gain dividends (“Capital Gain Dividends”) will be treated as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. The IRS and the Department of the Treasury have issued proposed regulations that

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would impose special rules in respect of Capital Gain Dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Code. Distributions from capital gains generally are made after applying any available capital loss carryforwards. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the fund of net investment income and capital gains (other than exempt-interest dividends) as described herein, and (ii) any net gain from the sale, redemption, exchange or other taxable disposition of fund shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in the fund.

Distributions of investment income reported by the fund as “qualified dividend income” received by an individual will be taxed at the reduced rates applicable to net capital gain. In order for some portion of the dividends received by a fund shareholder to be qualified dividend income, the fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the fund’s shares. In general, a dividend will not be treated as qualified dividend income (at either the fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. Each fund, other than fixed-income and money market funds, generally expects to report eligible dividends as qualified dividend income.

In general, distributions of investment income reported by the fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such fund’s shares. In any event, if the aggregate qualified dividends received by the fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the fund’s dividends (other than dividends properly reported as Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

Distributions by the fund to its shareholders that the fund properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders.

Subject to future regulatory guidance to the contrary, distributions attributable to qualified publicly traded partnership income from a fund’s investments in MLPs will ostensibly not qualify for the deduction available to non-corporate taxpayers in respect of such amounts received directly from an MLP.

In general, fixed-income and money market funds receive interest, rather than dividends, from their portfolio securities. As a result, it is not currently expected that any significant portion of such funds’ distributions to shareholders will be derived from qualified dividend income. For information regarding qualified dividend income received from underlying funds, see “Funds of funds” below.

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In general, dividends of net investment income received by corporate shareholders of the fund will qualify for the dividends-received deduction generally available to corporations only to the extent of the amount of eligible dividends received by the fund from domestic corporations for the taxable year. A dividend received by the fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)). For information regarding eligibility for the dividends-received deduction of dividend income derived from an underlying fund, see “Funds of funds” below.]

[Funds of funds. If the fund invests in shares of underlying funds, a portion of its distributable income and gains will consist of distributions from the underlying funds and gains and losses on the disposition of shares of the underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until and only to the extent that it disposes of shares of the underlying fund in a transaction qualifying for sale or exchange treatment or those losses reduce distributions required to be made by the underlying fund. Moreover, even when the fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for U.S. federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund).

In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to the fund’s sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the fund at a loss and the fund acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the fund’s hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that the fund will be required to distribute to shareholders may be greater than such amounts would have been had the fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the amount or timing of distributions from the fund qualifying for treatment as being of a particular character (e.g., as long-term capital gain, exempt interest, eligible for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the fund invested directly in the securities held by the underlying funds.

If the fund receives dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund reports such dividends as “qualified dividend income,” then the fund may, in turn, report a portion of its distributions as “qualified dividend income” as well, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.

If the fund receives dividends from an underlying fund and the underlying fund reports such dividends as eligible for the dividends-received deduction, then the fund is permitted, in turn, to designate a portion of its distributions as eligible for the dividends-received deduction, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.

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If the fund were to own 20% or more of the voting interests of an underlying fund, subject to a safe harbor in respect of certain fund of funds arrangements, the fund would be required to “look through” the underlying fund to its holdings and combine the appropriate percentage (as determined pursuant to the applicable Treasury Regulations) of the underlying fund’s assets with the fund’s assets for purposes of satisfying the 25% diversification test described above.

If, at the close of each quarter of the fund’s taxable year, at least 50% of its total assets consists of interests in other regulated investment companies (such fund, a “qualified fund of funds”), the fund will be permitted to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests, or interest on any tax-exempt obligations in which it directly invests, if any.

If the fund is a qualified fund of funds, the fund will be entitled to elect to pass through to its shareholders a credit or deduction for foreign taxes (if any) borne in respect of foreign securities income earned by the fund, or by any underlying funds and passed through to the fund. If the fund so elects, shareholders will include in gross income from foreign sources their pro rata shares of such taxes, if any, treated as paid by the fund. Even if the fund is eligible to make such an election for a given year, it may determine not to do so. If the fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction. See “Foreign taxes” below for more information.]

Derivatives, hedging and related transactions; certain exposure to commodities. In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the Commodities Futures Trading Commission is treated as short-term gain or loss, and 60% is treated as long-term gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, such contracts held by the fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above in respect of futures transactions, the fund’s derivative transactions, including futures contracts and other similar transactions, including for hedging purposes, will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund’s securities, convert long-term capital gains into short-term capital gains, short-term capital losses into long-term capital losses, or capital gains into ordinary income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund may make any applicable elections pertaining to such transactions consistent with the interests of the fund.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

The tax rules are uncertain with respect to the treatment of income or gains arising in respect of commodity-linked exchange-traded notes (“ETNs”) and certain commodity-linked structured notes; also, the timing and character of income or gains arising from ETNs can be uncertain. An adverse determination or future guidance by the IRS (which determination or guidance could be retroactive) may affect the fund’s ability to qualify for treatment as a regulated investment company and to avoid a fund-level tax.

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To the extent that, in order to achieve exposure to commodities, the fund invests in entities that are treated as pass-through vehicles for U.S. federal income tax purposes, including, for instance, certain ETFs (e.g., ETFs investing in gold bullion) and partnerships other than qualified publicly traded partnerships (as defined earlier), all or a portion of any income and gains from such entities could constitute non-qualifying income to the fund for purposes of the 90% gross income requirement described above. In such a case, the fund’s investments in such entities could be limited by its intention to qualify as a regulated investment company and could bear on its ability to so qualify. Certain commodities-related ETFs may qualify as qualified publicly traded partnerships. In such cases, the net income derived from such investments will constitute qualifying income for purposes of the 90% gross income requirement. If, however, such a vehicle were to fail to qualify as a qualified publicly traded partnership in a particular year, a portion of the gross income derived from it in such year could constitute non-qualifying income to the fund for purposes of the 90% gross income requirement and thus could adversely affect the fund’s ability to qualify as a regulated investment company for a particular year. In addition, the diversification requirement described above for regulated investment company qualification will limit the fund’s investments in one or more vehicles that are qualified publicly traded partnerships to 25% of the fund’s total assets as of the close of each quarter of the fund’s taxable year.

Investments in REITs. The fund’s investment in REIT equity securities may result in the fund’s receipt of cash in excess of the REIT’s earnings. If the fund distributes such amounts, such distribution could constitute a return of capital to the fund shareholders for U.S. federal income tax purposes. Dividends received by the fund from a REIT generally will not constitute qualified dividend income and will not qualify for the corporate dividends-received deduction.

Distributions by the fund to its shareholders that the fund properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. Non-corporate shareholders are permitted a federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Very generally, a “section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by a regulated investment company from REITs, to the extent such dividends are properly reported as such by the regulated investment company in a written notice to its shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying regulated investment company shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

[Capital loss carryforward. Distributions from capital gains generally are made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the fund retains or distributes such gains. If a fund incurs or has incurred capital losses in excess of capital gains (“net capital losses”), those losses will be carried forward to one or more subsequent taxable years; any such carryforward losses will retain their character as short-term or long-term.]

[Foreign taxes. If more than 50% of the fund’s assets at taxable year end consists of the securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries in respect of foreign securities the fund has held for at least the minimum period specified in the Code. A qualified fund of funds also may elect to pass through to its shareholders foreign taxes it has paid or foreign taxes passed through to it by any underlying fund that itself elected to pass through such taxes to shareholders (see “Funds of funds” above). In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during

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the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if the fund is eligible to make such an election for a given year, it may determine not to do so. However, even if the fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.]

[Sale, exchange or redemption of shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss generally will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. This loss disallowance, however, does not apply with respect to redemptions of fund shares held for six months or less with respect to a regular exempt-interest dividend paid by the fund if such fund declares substantially all of its net tax-exempt income as exempt-interest dividends on a daily basis, and pays such dividends at least on a monthly basis. In addition, any loss (not already disallowed as provided in the preceding sentences) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.]

[Cost basis reporting. Upon the redemption or exchange of a shareholder’s shares in the fund, the fund, or, if such shareholder’s shares are then held through a financial intermediary, the financial intermediary, will be required to provide the shareholder and the IRS with cost basis and certain other related tax information about the fund shares the shareholder redeemed or exchanged. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Shareholders can visit www.putnam.com/costbasis, or call the fund at 1-800-225-1581, or consult their financial representatives, as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Shareholders should consult their tax advisors to determine which available cost basis method is best for them.]

[Shares purchased through tax-qualified plans. Special tax rules apply to investments through employer-sponsored retirement plans and other tax-qualified plans or tax-advantaged arrangements. Shareholders should consult their tax advisors to determine the suitability of shares of the fund as an investment through such plans and arrangements and the precise effect of an investment on their particular tax situation.]

[Backup withholding. The fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

In order for a foreign investor to qualify for exemption from the backup withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a fund should consult their tax advisors in this regard.]

[Tax shelter reporting regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct

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shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.]

[Non-U.S. shareholders. Distributions by the fund to shareholders that are not “U.S. persons” within the meaning of the Code (“foreign shareholders”) properly reported by the fund as (1) Capital Gain Dividends, (2) interest-related dividends, (3) short-term capital gain dividends, each as defined below and subject to certain conditions described below, and (4) exempt-interest dividends generally are not subject to withholding of U.S. federal income tax.

In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by the fund in a written notice to shareholders. The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below. The exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. If the fund invests in other regulated investment companies that pay Capital Gain Dividends, short-term capital gain dividends or interest-related dividends to the fund, such distributions retain their character as not subject to withholding if properly reported when paid by the fund to foreign shareholders. The fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. In the case of shares held through an intermediary, the intermediary may withhold even if the fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders.

The fact that a fund achieves its goals by investing in underlying funds generally does not adversely affect the fund’s ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its investments in underlying funds, except possibly to the extent that (1) interest-related dividends received by the fund are offset by deductions allocable to the fund’s qualified interest income or (2) short-term capital gain dividends received by the fund are offset by the fund’s net short- or long-term capital losses, in which case the amount of a distribution from the fund to a foreign shareholder that is properly reported as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the underlying funds.

Distributions by the fund to foreign shareholders other than Capital Gain Dividends, interest-related dividends, and short-term capital gain dividends and exempt-interest dividends (e.g., dividends attributable to dividend and foreign-source interest income or to short-term capital gains or U.S.-source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

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Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the fund, unless (i) such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States; (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the fund (as described below).

If a beneficial holder who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

Special rules would apply if the fund were a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition of USRPIs described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs generally are defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. A fund that holds, directly or indirectly, significant interests in REITs may be a USRPHC. Interests in domestically controlled QIEs, including regulated investment companies and REITs that are QIEs, not-greater-than-10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in regulated investment companies generally are not USRPIs, but these exceptions do not apply for purposes of determining whether a fund is a QIE.

If an interest in the fund were a USRPI, the fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

If the fund were a QIE under a special “look-through” rule, any distributions by the fund to a foreign shareholder (including, in certain cases, distributions made by the fund in redemption of its shares) attributable directly or indirectly to (i) distributions received by the fund from a lower-tier regulated investment company or REIT that the fund is required to treat as USRPI gain in its hands and (ii) gains realized on the disposition of USRPIs by the fund would retain their character as gains realized from USRPIs in the hands of the fund’s foreign shareholders and would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the fund.

Foreign shareholders of the fund also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of fund shares.

Foreign shareholders should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in the fund.]

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[Other reporting and withholding requirements. Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require a fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays. The IRS and the Department of Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or Capital Gain Dividends the fund pays. If a payment by the fund is subject to FATCA withholding, the fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., short-term capital gain dividends and interest-related dividends).

Each prospective investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.]

[General Considerations. The U.S. federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the fund, as well as the effects of state, local and foreign tax law and any proposed tax law changes.]

MANAGEMENT

Trustees

Name, Address[1], Year of Birth, Position(s) Held with Fund and Length of Service as a Putnam Fund Trustee[2]	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
Liaquat Ahamed (Born 1952), Trustee since 2021	Author; won Pulitzer Prize for Lords of Finance: The Bankers Who Broke the World.	Chairman of the Sun Valley Writers Conference, a literary not-for-profit organization; and a Trustee of the Journal of Philosophy.
Katinka Domotorffy (Born 1975), Trustee since 2021	Voting member of the Investment Committees of the Anne Ray Foundation and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies.	Director of the Great Lakes Science Center and of College Now Greater Cleveland.
Catharine Bond Hill (Born 1954), Trustee since 2021

Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change.

From 2006 to 2016, Dr. Hill served as the 10th president of Vassar College.

Director of Yale-NUS College; and Trustee of Yale University.
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Mona K. Sutphen (Born 1967), Trustee since 2021	Senior Adviser at The Vistria Group, a private investment firm focused on middle-market companies in the healthcare, education, and financial services industries. From 2014 to 2018, Partner at Marco Advisory Partners, a global consulting firm.	Director of Unitek Learning, a private nursing and medical services education provider in the United States; previous Director of Pattern Energy, a publicly traded renewable energy company; Board Member, International Rescue Committee; Co-Chair of the Board of Human Rights First; Trustee of Mount Holyoke College; and Member of the Advisory Board for the Center on Global Energy Policy at Columbia University’s School of International and Public Affairs.

Interested Trustees
Aaron Cooper (Born [●]), Trustee since 2021	[●]	[●]

1 The address of each Trustee is 100 Federal Street, Boston, MA 02110. [As of the date of this SAI, each Trustee oversees a total of [●] Putnam funds in the complex.]

2 Each Trustee serves for an indefinite term, until his or her resignation, death or removal, except that Trustees who are not also officers of the Trust shall retire on December 31st of the year in which they reach their 75th birthday.

*Trustee who is an “interested person” (as defined in the 1940 Act) of the fund and Putnam Management. Mr. Cooper is deemed an “interested person” by virtue of his positions as an officer of the fund and Putnam Management. Mr. Cooper is [●] of [●] and President of the Trust.

Trustee Qualifications

Independent Trustees

Below is a brief description of the experience, qualifications, attributes and skills that contributed to the conclusion that each Independent Trustee should serve on the Board.

Liaquat Ahamed -- Mr. Ahamed’s experience as Chief Executive Officer of a major investment management organization and as head of the investment division at the World Bank, as well as his experience as an author of economic literature.

Katinka Domotorffy -- Ms. Domotorffy’s experience as Chief Investment Officer and Global Head of Quantitative Investment Strategies at a major asset management organization.

Catharine Bond Hill -- Dr. Hill’s education and experience as an economist and as president and provost of colleges in the United States.

Mona K. Sutphen – Ms. Sutphen’s extensive experience advising corporate, philanthropic and institutional investors on the intersection of geopolitics, policy and markets, as well as her prior service as White House Deputy Chief of Staff for Policy and as a US Foreign Service Officer, her work advising financial services companies on macro risks, and her service as director of public companies.

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Each Independent Trustee’s current service as a member of the Board of Trustees of the other funds in the Putnam funds complex also demonstrated a high level of diligence and commitment to the interests of fund shareholders and an ability to work effectively and collegially with other members of the Board.

Interested Trustee

Below is a brief description of the experience, qualifications, attributes and skills that contributed to the conclusion that the Interested Trustee should serve on the Board.

Aaron Cooper -- [●]

Officers

In addition to Aaron Cooper, the Trust’s President, the other officers of the Trust are shown below. All of the officers of the Trust are employees of Putnam Management or its affiliates.

Name, Address[1], Year of Birth, Position(s) Held with Fund	Length of Service with the Putnam Funds[2]	Principal Occupation(s) During Past 5 Years and Position(s) with Fund’s Investment Adviser and Distributor[3]
[●]	[●]	[●]
[●]	[●]	[●]
[●]	[●]	[●]
[●]	[●]	[●]

1The address of each Officer is 100 Federal Street, Boston, MA 02110.

2Each officer serves for an indefinite term, until his or her resignation, retirement, death or removal.

3Prior positions and/or officer appointments with the fund or the fund’s investment adviser and distributor have been omitted.

Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

Board Leadership Structure and Standing Committees

Board Leadership Structure. Currently, four out of the five Trustees of the Trust are Independent Trustees, meaning that they are not considered “interested persons” of the Trust or Putnam Management. These Independent Trustees must vote separately to approve all financial arrangements and other agreements with Putnam Management and other affiliated parties. The role of independent trustees has been characterized as that of a “watchdog” charged with oversight to protect shareholders’ interests against overreaching and abuse by those who are in a position to control or influence a fund. The Independent Trustees meet regularly as a group in executive session (i.e., without representatives of Putnam Management or its affiliates present). An Independent Trustee currently serves as chair of the Board.

[Standing Committees. The Board has two standing committees, the Audit Committee and the Nominating Committee, and has delegated certain responsibilities to those Committees.]

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[Audit Committee. The Audit Committee’s responsibilities include: (i) approving the selection, retention, termination and compensation of the Trust’s Independent Registered Public Accounting Firm; (ii) reviewing the scope of the Independent Registered Public Accounting Firm’s audit activity; (iii) reviewing the audited financial statements; and (iv) reviewing with such Independent Registered Public Accounting Firm the adequacy and the effectiveness of the Trust’s internal controls. The Audit Committee is composed entirely of Independent Trustees.]

[Nominating Committee. The Nominating Committee’s responsibilities include, among other things, identifying and recommending individuals for Board membership, and evaluating candidates for Board membership. The Nominating Committee will consider nominees for Trustee recommended by shareholders of a fund provided that such recommendations are submitted by the date disclosed in the fund’s proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the Exchange Act. The Nominating Committee is composed entirely of Independent Trustees.]

[For details regarding the number of times the standing committees of the Board of Trustees met during a fund’s last fiscal year, see “Trustee responsibilities and fees” in Part I of this SAI.]

[Risk Oversight. While risk management is the primary responsibility of the fund’s investment manager, the Trustees receive reports regarding investment risks, compliance risks and other risks. The Board also meets periodically with the funds’ Chief Compliance Officer to receive compliance reports. In addition, the Board meets periodically with the portfolio managers of the funds to receive reports regarding the management of the funds. The Board recognizes that the reports it receives concerning risk management matters are, by their nature, typically summaries of the relevant information. Moreover, the Board recognizes that not all risks that may affect the fund can be identified in advance; that it may not be practical or cost effective to eliminate or to mitigate certain risks; that it may be necessary to bear certain risks (such as investment-related risks) in seeking to achieve the fund’s investment objectives; and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. As a result of the foregoing and for other reasons, the Board’s risk management oversight is subject to substantial limitations.]

Indemnification of Trustees

The Agreement and Declaration of Trust of each fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it has been finally adjudicated that (a) they have not acted in good faith, (b) they have not acted in the reasonable belief that their actions were (i) in the best interests of the fund or (ii) at least were not opposed to the best interests of the fund, (c) in the case of a criminal proceeding, they had reasonable cause to believe the action was unlawful or (d) they were liable to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

For details of Trustees’ fees paid by the fund and information concerning retirement guidelines for the Trustees, see “Charges and expenses” in Part I of this SAI.

Putnam Management and its Affiliates

Putnam Management is one of America’s oldest and largest money management firms. Putnam Management’s staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund’s portfolio. By pooling an investor’s money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937.

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Putnam Management is a subsidiary of Putnam Investments. Great-West Lifeco Inc., a financial services holding company with operations in Canada, the United States and Europe and a member of the Power Financial Corporation group of companies, owns a majority interest in Putnam Investments. Power Financial Corporation, a diversified management and holding company with direct and indirect interests in the financial services sector in Canada, the United States and Europe, is a subsidiary of Power Corporation of Canada, a diversified international management and holding company with interests in companies in the financial services, communications and other business sectors. The Desmarais Family Residuary Trust, a trust established pursuant to the Last Will and Testament of the Honourable Paul G. Desmarais, directly and indirectly controls a majority of the voting shares of Power Corporation of Canada.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Putnam Investments or its parent companies will benefit from the advisory fees, sales commissions, distribution fees and transfer agency fees paid or allowed by the fund.

The Management Contract

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund’s net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund’s portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers that furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

For details of Putnam Management’s compensation under the Management Contract, see “Charges and expenses” in Part I of this SAI.

[The fund pays an annual all-inclusive management fee of [●]% to Putnam Management based on the fund’s average daily net assets. The management fee is calculated and accrued daily. The management fee covers investment management services, as well as ordinary and recurring operating expenses (except certain expenses), which are paid of the management fee. The following expenses are not paid out of the management fee and thus are borne separately by the fund: [●].]

Expenses. The Management Contract provides that Putnam Management will pay all of the fund’s ordinary and recurring operating expenses, except for: [interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses].

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on not less than 60 days’ written notice. Subject to certain exceptions, it may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of

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Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

[Putnam Management has entered into a Master Sub-Accounting Services Agreement with State Street Bank and Trust Company (“State Street”), under which Putnam Management has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund. Putnam Management pays State Street a fee, monthly, based on a combination of fixed annual charges and charges based on the fund’s assets and the number and types of securities held by the fund, and reimburses State Street for certain out-of-pocket expenses.]

The Sub-Manager

If so disclosed in the fund’s prospectus, PIL, an affiliate of Putnam Management, has been retained as the sub-manager for a portion of the assets of the fund, as determined by Putnam Management from time to time, pursuant to a sub-management agreement between Putnam Management and PIL. Under the terms of the sub-management contract, PIL, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PIL from time to time by Putnam Management and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management. Putnam Management may also, at its discretion, request PIL to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers. PIL, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties.

The sub-management contract provides that PIL shall not be subject to any liability to Putnam Management, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PIL.

The sub-management contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PIL or Putnam Management, on not more than 60 days’ nor less than 30 days’ written notice. The sub-management contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-management contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Portfolio Transactions

Potential conflicts of interest in managing multiple accounts.

Putnam Management

Like other investment professionals with multiple clients, the fund’s Portfolio Manager(s) may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under “PORTFOLIO MANAGER(S)” “Other accounts managed” at the same time. The paragraphs below describe some of these potential conflicts, which Putnam Management believes are faced by investment professionals at most major financial firms. As described below, Putnam Management and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

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The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

• The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

• The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

• The trading of other accounts could be used to benefit higher-fee accounts (front-running).

• The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Putnam Management attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam Management’s policies:

• Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

• All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

• All trading must be effected through Putnam’s trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

• Front running is strictly prohibited.

• Except as provided in Part I of this SAI, the fund’s Portfolio Manager(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam Management has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Manager(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam Management’s investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, Putnam Management or related persons may from time to time establish “pilot” or “incubator” accounts for the purpose of testing proposed investment strategies and products before offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. Putnam Management or an affiliate supplies the funding for these accounts. Putnam employees, including the fund’s Portfolio Manager(s), may also invest in certain pilot accounts. Putnam Management, and to the extent applicable, the Portfolio Manager(s) will benefit from the favorable investment performance of pilot accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam Management’s policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation – neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam Management’s daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

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A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Manager(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam Management’s trading desk may, to the extent permitted by applicable laws and regulations and where practicable, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam Management’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam Management’s opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. However, accounts advised or sub-advised by PIL will only place trades at an execution-only commission rate, whereas other Putnam accounts may pay an additional amount for research and other products and services (a “bundled” or “full service” rate). Putnam Management may aggregate trades in PIL accounts with other Putnam accounts that pay a bundled rate as long as all participating accounts pay the same execution rate. To the extent that non-PIL accounts pay a bundled rate, the PIL and other Putnam Management accounts would not be paying the same total commission rate. Certain other exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of Putnam Management’s trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. Putnam Management and the fund’s Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different goals and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different goals, policies or restrictions than the fund. Depending on goals or other factors, the Portfolio Manager(s) may give advice and make decisions for another account that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Manager(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam Management has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

Under federal securities laws, a short sale of a security by another client of Putnam Management or its affiliates (other than another registered investment company) within five business days prior to a public offering of the same securities (the timing of which is generally not known to Putnam in advance) may prohibit the fund from participating in the public offering, which could cause the fund to miss an otherwise favorable investment opportunity or to pay a higher price for the securities in the secondary markets.

The fund’s Portfolio Manager(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts. For information on restrictions imposed on personal securities transactions of the fund’s Portfolio Manager(s), please see “Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund.”

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For information about other funds and accounts managed by the fund’s Portfolio Manager(s), please refer to “Who oversees and manages the fund(s)?” in the prospectus and “PORTFOLIO MANAGER(S)” “Other accounts managed” in Part I of the SAI.

Brokerage and research services.

Transactions on stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions may vary among different brokers. A particular broker may charge different commissions according to such factors as execution venue and exchange. Although the fund does not typically pay commissions for principal transactions in the over-the-counter markets, such as the markets for most fixed income securities and certain derivatives, an undisclosed amount of profit or “mark-up” is included in the price the fund pays. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. See “Charges and expenses” in Part I of this SAI for information concerning commissions paid by the fund.

It has for many years been a common practice in the investment advisory business for broker-dealers that execute portfolio transactions for the clients of advisers of investment companies and other institutional investors to provide those advisers with brokerage and research services, as defined in Section 28(e) of the Exchange Act. Consistent with this practice, Putnam Management receives brokerage and research services from broker-dealers with which Putnam Management places the fund’s portfolio transactions. The products and services that broker-dealers may provide to Putnam Management’s managers and analysts include, among others, trading systems and other brokerage services, economic and political analysis, fundamental and macro investment research, industry and company reviews, statistical information, market data, evaluations of investments, strategies, markets and trading venues, recommendations as to the purchase and sale of investments, performance measurement services and meetings with management of current or prospective portfolio companies or with industry experts. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. Research services provided by broker-dealers are supplemental to Putnam Management’s own research efforts and relieve Putnam Management of expenses it might otherwise have borne in generating such research. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive brokerage and research services even though Putnam Management might otherwise be required to purchase some of these services for cash. Putnam Management may also use portfolio transactions to generate “soft dollar” credits to pay for “mixed-use” services (i.e., products or services that may be used both for investment/brokerage- and non-investment/brokerage-related purposes), but in such instances Putnam Management uses its own resources to pay for that portion of the mixed-use product or service that in its good-faith judgment does not relate to investment or brokerage purposes. Putnam Management may also allocate trades to generate soft dollar credits for third-party investment research reports and related fundamental research.

Putnam Management places all orders for the purchase and sale of portfolio investments for the funds, and buys and sells investments for the funds, through a substantial number of brokers and dealers. In selecting broker-dealers to execute the funds’ portfolio transactions, Putnam Management uses its best efforts to obtain for each fund the most favorable price and execution reasonably available under the circumstances, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution and in considering the overall reasonableness of the brokerage commissions paid, Putnam Management, having in mind the fund’s best interests, considers all factors it deems relevant, including, in no particular order of importance, and by way of illustration, the price, size and type of the transaction, the nature of the market for the security or other investment, the amount of the commission, research and brokerage services provided by a broker-dealer (except that research is not a factor in selecting broker-dealers in the case of funds sub-advised by PIL), the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved, the

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benefit of any capital committed by a broker-dealer to facilitate the efficient execution of the transaction and the quality of service rendered by the broker-dealer in other transactions.

Except with respect to research services for funds sub-advised by PIL, Putnam Management may cause the fund to pay a broker-dealer that provides “brokerage and research services” (as defined in the Exchange Act and as described above) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission another broker-dealer would have charged for effecting that transaction. Putnam Management may also instruct an executing broker to “step out” a portion of the trades placed with a broker to other brokers that provide brokerage and research services to Putnam Management. Putnam Management’s authority to cause the fund to pay any such greater commissions or to instruct a broker to “step out” a portion of a trade is subject to the requirements of applicable law and such policies as the Trustees may adopt from time to time. It is the position of the staff of the SEC that Section 28(e) of the Exchange Act does not apply to the payment of such greater commissions in “principal” transactions. Accordingly, Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

PIL may not obtain research using brokerage commissions paid by funds sub-advised by PIL. PIL will use only “hard dollars” (i.e., from its own resources) to acquire external research used by London-based personnel, including fixed income personnel.

The Trustees of the funds have directed Putnam Management, subject to seeking most favorable pricing and execution, to use its best efforts to allocate a portion of overall fund trades to trading programs which generate commission credits to pay fund expenses (other than funds for which PIL serves as sub-adviser) such as shareholder servicing and custody charges. The extent of any commission credits generated for this purpose may vary significantly from time to time and from fund to fund depending on, among other things, the nature of each fund’s trading activities and market conditions.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract. Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund’s portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Principal Underwriter

Foreside, located at Three Canal Plaza, Suite 100, Portland, ME 04101, is the principal underwriter of shares of the funds. Foreside is a registered broker-dealer and a member of the Financial Industry Regulatory Authority. Foreside is not affiliated with Putnam Management or any other service provider for the funds.

See “Charges and expenses” in Part I of this SAI for information on payments received by Foreside.

Personal Investments by Employees of Putnam Management and Officers and Trustees of the Fund

Employees of Putnam Management, PIL, and officers and Trustees of the fund are subject to significant restrictions on engaging in personal securities transactions. These restrictions are set forth in the Codes of Ethics adopted by Putnam Management and PIL (the “Putnam Investments Code of Ethics”) and by the funds (the “Putnam ETFs Code of Ethics” and each of the Putnam Investments Code of Ethics and the Putnam ETFs Code of Ethics, a “Code of Ethics”). Each Code of Ethics, in accordance with Rule 17j-1 under the 1940 Act, contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the fund.

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The Putnam Investments Code of Ethics does not prohibit personnel from investing in securities that may be purchased or held by the fund. However, each Code of Ethics, consistent with standards recommended by the Investment Company Institute’s Advisory Group on Personal Investing and requirements established by Rule 17j-1 and rules adopted under the Investment Advisers Act of 1940, among other things, prohibits personal securities investments without pre-clearance, imposes time periods during which personal transactions may not be made in certain securities by employees with access to investment information, and requires the timely submission of broker confirmations and quarterly reporting of personal securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.

The Putnam ETFs Code of Ethics incorporates and applies the restrictions of the Putnam Investments Code of Ethics to officers and Trustees of the fund who are affiliated with Putnam Investments. The Putnam ETFs Code of Ethics does not prohibit unaffiliated officers and Trustees from investing in securities that may be held by the fund; however, the Putnam ETFs Code of Ethics regulates the personal securities transactions of unaffiliated Trustees of the fund, including limiting the time periods during which they may personally buy and sell certain securities and requiring them to submit reports of personal securities transactions under certain circumstances.

The fund’s Trustees, in compliance with Rule 17j-1, approved each Code of Ethics and are required to approve any material changes to each Code of Ethics. The Trustees also provide continued oversight of personal investment policies and annually evaluate the implementation and effectiveness of each Code of Ethics.

Foreside relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust or the Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust or the Adviser.

Transfer Agent

State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111, is the fund’s transfer agent. Putnam Management, and not the fund, bears the cost of these services under the terms of its management contract with the fund.

Custodian

State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111, is the fund’s custodian. State Street is responsible for safeguarding and controlling the fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the fund’s investments, [serving as the fund’s foreign custody manager, providing reports on foreign securities depositaries], making payments covering the expenses of the fund and performing other administrative duties. State Street does not determine the investment policies of the fund or decide which securities the fund will buy or sell. State Street has a lien on the fund’s assets to secure charges and advances made by it. The fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The fund also has an offset arrangement that may reduce the fund’s custody fee based on the amount of cash maintained by its custodian.

Counsel to the Fund

Dechert LLP serves as counsel to the Fund, and is located at Three Bryant Park, 1095 Avenue of the Americas, New York, NY, United States of America 10036-6797.

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Counsel to the Independent Trustees

Ropes & Gray LLP serves as counsel to the Independent Trustees, and is located at Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199.

DETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share once each day the NYSE is open. Currently, the NYSE is closed Saturdays, Sundays and the following holidays: New Year’s Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving Day and Christmas Day. The fund determines net asset value as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern Time. The net asset value per share equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.

Securities and other assets (“Securities”) for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such Securities. Currently, prices for these Securities are determined using the last reported sale price (or official closing price for Securities listed on certain markets) or, if no sales are reported (as in the case of some Securities traded over-the-counter), the last reported bid price, except that certain Securities are valued at the mean between the last reported bid and ask prices. All other Securities are valued by Putnam Management or other parties at their fair value following procedures approved by the Trustees.

Putnam Management values all other Securities at fair value using its internal resources. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the Securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted Securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such Securities and any available analysts’ reports regarding the issuer. In the case of Securities that are restricted as to resale, Putnam Management determines fair value based on the inherent worth of the Security without regard to the restrictive feature, adjusted for any diminution in value resulting from the restrictive feature.

Currency exchange rates used in valuing Securities are normally determined as of 4:00 p.m. Eastern Time.

Occasionally, events affecting such exchange rates may occur between the time of the determination of exchange rates and the close of the NYSE, which, in the absence of fair valuation, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the currency exchange rates occur during such period, then the exchange rates used in valuing affected Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees.

The fund may also value its Securities at fair value under other circumstances pursuant to procedures approved by the Trustees.

Government Money Market Funds

“Government money market funds” as defined by Rule 2a-7 under the 1940 Act generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Since the net income of a money market fund is declared as a dividend each time it is determined, the net asset value per share of a government money market fund typically remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder’s investment in a money market fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of that fund in the shareholder’s account on the last business day of each month. It is expected that a

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money market fund’s net income will normally be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of a fund determined at any time is a negative amount, a money market fund may offset such amount allocable to each then shareholder’s account from dividends accrued during the month with respect to such account. If, at the time of payment of a dividend, such negative amount exceeds a shareholder’s accrued dividends, a money market fund may reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in a money market fund.

SHAREHOLDER LIABILITY

The Trust is a statutory trust organized under Delaware law. Delaware law provides that, except to the extent otherwise provided in the Agreement and Declaration of Trust, shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or the funds.

The Agreement and Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees relating to the Trust or to a fund shall include a provision limiting the obligations created thereby to the Trust or to one or more funds and its or their assets. The Agreement and Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Putnam funds have adopted policies with respect to the disclosure of the fund’s portfolio holdings by the fund, Putnam Management, or their affiliates. These policies provide that information about the fund’s portfolio generally may not be released to any party prior to (i) the day after the posting of such information on the Putnam Investments website, (ii) the filing of the information with the SEC in a required filing, or (iii) the dissemination of such information to all shareholders simultaneously. Certain limited exceptions pursuant to the fund’s policies are described below. In addition, these policies do not apply to the sharing of fund portfolio holdings information with Putnam Investment personnel involved in the management of other Putnam funds that invest in such fund. The Trustees will periodically receive reports from the fund’s Chief Compliance Officer regarding the operation of these policies and procedures, including any arrangements to make non-public disclosures of the fund’s portfolio information to third parties. Putnam Management and its affiliates are not permitted to receive compensation or other consideration in connection with disclosing information about the fund’s portfolio holdings to third parties.

Public Disclosures

On each Business Day, before commencement of trading in shares on the listing exchange, each fund will disclose on its website the fund’s Tracking Basket and Tracking Basket Weight Overlap. The Tracking Basket published on the fund’s website each Business Day will include the following information for each portfolio holding in the Tracking Basket: (i) ticker symbol; (ii) CUSIP or other identifier; (iii) description of holding; (iv) quantity of each security or other asset held; and (v) percentage weight of the holding in the Tracking Basket.

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The fund will disclose its complete portfolio holdings, including the name, identifier, market value and weight of each security and instrument in the portfolio, on www.putnam.com on a monthly basis with a 30-day lag. The fund will also file its portfolio holdings with the SEC twice each year on Form N-CSR (with respect to each annual period and semi-annual period). In addition, the fund will file reports of portfolio holdings on Form N-PORT 60 days after each fiscal quarter (for the respective fiscal quarter), with the schedule of portfolio holdings filed on Form N-PORT for the third month of the first and third fiscal quarter made publicly available. Shareholders may obtain the Form N-CSR filings and the publicly available portions of Form N-PORT filings on the SEC’s website at http://www.sec.gov. Form N-CSR filings are available upon filing and information reported on Form N-PORT filings for the third month of a fiscal quarter is available 60 days after the end of the fiscal quarter. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website.

Putnam Management or its affiliates may include fund portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the website.

Regulation Fair Disclosure

Each fund and persons acting on behalf of the fund will comply with Regulation Fair Disclosure as if it applied to them.

Other Disclosures

In order to address potential conflicts between the interest of fund shareholders, on the one hand, and those of Putnam Management or its affiliated persons or of the fund, on the other hand, the fund’s policies require that non-public disclosures of information regarding the fund’s portfolio may be made only if there is a legitimate business purpose consistent with fiduciary duties to all shareholders of the fund. In addition, the party receiving the non-public information must sign a non-disclosure agreement unless otherwise approved by the Chief Compliance Officer of the fund. Arrangements to make non-public disclosures of the fund’s portfolio information must be approved by the Chief Compliance Officer of the fund. The Chief Compliance Officer will report on an ongoing basis to a committee of the fund’s Board of Trustees consisting only of Trustees who are not “interested persons” of the fund or Putnam Management regarding any such arrangement that the fund may enter into with third parties other than service providers to the fund.

Daily portfolio composition files (“PCFs”) that identify the securities included in the Tracking Basket will be provided as frequently as daily to each fund’s service providers to facilitate the provision of services to each fund and to certain other entities in connection with the dissemination of information necessary for transactions in Creation Units. Each business day prior to the opening of the listing exchange, a PCF containing a list of the names and the required number of shares of each Deposit Security for each fund will be provided for dissemination through the facilities of the NSCC; through other fee-based services to NSCC members; subscribers to the fee-based services, including Authorized Participants; and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading fund shares in the secondary market. In addition to making PCFs available to the NSCC, each fund will disclose the PCF or portions thereof as frequently as daily on www.putnam.com.

The fund may also periodically provide non-public information about its portfolio holdings to rating and ranking organizations and other providers of industry data, such as Lipper Inc., Morningstar Inc., Bloomberg and Thomson Reuters, in connection with those firms’ research on and classification of the fund and in order to gather information about how the fund’s attributes (such as volatility, turnover, and expenses) compare with those of peer funds. The fund may also periodically provide non-public information about its portfolio holdings to consultants that provide portfolio analysis services or other investment research or trading

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analytics. Such recipients of portfolio holdings include Barclays, Factset, ITG, Trade Infomatics, ConsenSys, ENSO Financial Analytics, Bloomberg and Credit Suisse. Any such rating, ranking, or consulting or other firm would be required to keep the fund’s portfolio information confidential and would be prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund. Such firms may receive portfolio holdings information only from certain funds and such information may be provided in greater or lesser detail depending on the nature of the services provided by the relevant firm.

In addition, Putnam Management offers model SMA portfolios to sponsoring broker-dealers that in turn offer those portfolios to their customers. The model SMA portfolios may follow investment programs that are similar or identical in material respects to those of specific Putnam funds or other client accounts and, as a result, there may be substantial overlap between the securities holdings and transactions of a model SMA portfolio and those of any similarly managed funds or accounts. When Putnam Management makes changes to a model SMA portfolio, it communicates those changes to sponsoring broker-dealers, and these communications include certain non-public portfolio holdings information and trading instructions. Putnam Management typically provides these changes to sponsoring broker-dealers at the same time that it instructs its trading desk to place trades to effect the same changes for any similarly managed funds or accounts. As a result, it is possible that a broker-dealer offering a model SMA portfolio to its clients, or the clients themselves, may be able to infer the portfolio holdings of any Putnam fund or client account that is managed similarly to the model SMA portfolio and may use this information for their own benefit, which could negatively impact the fund’s or client account’s ability to execute purchase and sale transactions or the price at which those transactions may be executed. To protect against these risks, Putnam Management’s agreements with broker-dealers sponsoring model SMA portfolios contain confidentiality provisions aimed at preventing the misuse of non-public portfolio holdings information. Furthermore, while Putnam Management typically provides sponsoring broker-dealers with trading instructions for model SMA portfolios on a real-time basis, Putnam Management only releases full model SMA portfolio holdings to current and prospective sponsoring broker-dealers in accordance with the portfolio holdings release schedule used for its funds.

INFORMATION SECURITY RISKS

Cyber security risk. With the increased use of interconnected technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies such as the fund and its service providers may be prone to operational, information security and related risks resulting from third-party cyber-attacks and/or other technological malfunctions. Cyber-attacks may include stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security or technology breakdowns of, the fund or its adviser, custodian, transfer agent, or other affiliated or third-party service providers may adversely affect the fund and its shareholders. For example, cyber-attacks may interfere with the processing of shareholder transactions, impact the fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential fund information, impede trading, cause reputational damage, and subject the fund or others to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Similar types of cyber security risks also are present for issuers of securities in which the fund invests, which could result in material adverse consequences for such issuers, and may cause the fund’s investment in such securities to lose value. The fund and Putnam Investments may have limited ability to prevent or mitigate cyber-attacks or security or technology breakdowns affecting the fund’s third-party service providers. While Putnam has established business continuity plans and systems designed to prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.

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PROXY VOTING GUIDELINES AND PROCEDURES

[To be updated by amendment.]

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Appendix A: Proxy Voting Guidelines

[To be updated by amendment.]

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The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PRELIMINARY PROSPECTUS	SUBJECT TO COMPLETION	[•], 2021
FUND SYMBOL	Putnam Sustainable Future ETF
[•]	[•]

Principal U.S. Listing Exchange: [•]

Putnam Sustainable Future ETF

Prospectus

[ ], 2021

This ETF is different from traditional ETFs.

Traditional ETFs tell the public what assets they hold each day. This ETF will not. This may create additional risks for your investment. For example:

•	You may have to pay more money to trade the ETF’s shares. This ETF will provide less information to traders, who tend to charge more for trades when they have less information.
•	The price you pay to buy ETF shares on an exchange may not match the value of the ETF’s portfolio. The same is true when you sell shares. These price differences may be greater for this ETF compared to other ETFs because it provides less information to traders.
•	These additional risks may be even greater in bad or uncertain market conditions.
•	The ETF will publish on its website each day a “Tracking Basket” designed to help trading in shares of the ETF. While the Tracking Basket includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.

The differences between this ETF and other ETFs may also have advantages. By keeping certain information about the ETF secret, the ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the ETF’s performance. If other traders are able to copy or predict the ETF’s investment strategy, however, this may hurt the ETF’s performance.

For additional information regarding the unique attributes and risks of this ETF, see the sections entitled “Principal investment risks” (in the Fund summary section and in the Fund details section under “Investment details”) and “Additional information about the fund” (in the Fund details section under “Shareholder information”) below.

Investment Category: [•] This prospectus explains what you should know about this fund before you invest. Please read it carefully.

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) nor has the SEC passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

Fund summary

Fund details

Investment details

Fund management

Shareholder information

Distribution plans and payments to dealers

Fund distributions and taxes

Fund summary

Investment objective

Putnam Sustainable Future ETF seeks long-term capital appreciation.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

	Management fees	Distribution and service (12b-1) fees	Other expenses+	Total annual fund operating expenses
Putnam Sustainable Future ETF	[•]%	None	[•]%	[•]%

+ Based on estimated amounts for the current fiscal year.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

	1 year	3 years
Putnam Sustainable Future ETF	$[•]	$[•]

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate will be available after the fund completes its first fiscal year.

Principal investment strategies

The fund invests mainly in common stocks of U.S. companies of any size, with a focus on companies whose products and services provide solutions that directly contribute to sustainable social, environmental and economic development (Impact Companies). Stocks of this type of company are typically, but not always, considered to be growth stocks. Growth stocks are stocks of companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. The fund may consider, among other factors, a company’s impact on sustainable environmental, social and economic development (as described below), valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

In selecting investments, the fund’s investment manager, Putnam Investment Management, LLC (Putnam Management), considers the extent to which a company’s products or services may provide solutions that directly impact sustainable environmental, social and economic development. Environmental impact may include, for example, reduction of carbon emissions and improved water quality. Social impact may include, for example, fair labor practices and responsible supply chain management. Economic development may include, for example, stakeholder analysis and shared value approaches to business practices. It is likely that the metrics and measurements that Putnam Management uses to evaluate environmental, social and economic development impacts will continue to evolve over time.

The fund is an actively managed ETF that operates pursuant to an exemptive order from the Securities and Exchange Commission (Order) and is not required to publicly disclose its complete portfolio holdings each business day. Instead, the fund publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the fund but is not the fund’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings (Strategy Components); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the fund invests (Representative ETFs); and (3) cash and cash equivalents. For additional information regarding the Tracking Basket, see “Additional information about the fund – Tracking basket structure” in the prospectus.

The fund also publishes each business day on its website the “Tracking Basket Weight Overlap,” which is the percentage weight overlap between the holdings of the prior business day’s Tracking Basket compared to the holdings of the fund that formed the basis for the fund’s calculation of net asset value per share (NAV) at the end of the prior business day. The Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar the Tracking Basket is to the fund’s actual portfolio in percentage terms.

Principal investment risks

•	Tracking Basket structure risk. The fund’s Tracking Basket structure may affect the price at which shares of the fund trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the fund at or close to the fund’s NAV per share, there is a risk that market prices will vary significantly from NAV. ETFs trading on the basis of a published Tracking Basket may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although the fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders, such as front running the fund’s trades of portfolio securities.

•	Arbitrage risk. Unlike ETFs that publicly disclose their complete portfolio holdings each business day, the fund provides certain other information intended to allow market participants to estimate the value of positions in fund shares. Although this information is designed to facilitate arbitrage opportunities in fund shares to reduce bid/ask spread and minimize discounts or premiums between the market price and NAV of fund shares, there is no guarantee the fund’s arbitrage mechanism will operate as intended and that the fund will not experience wide bid/ask spreads and/or large discount or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the fund’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the fund’s performance.

•	Fluctuation of NAV and share price risk. Shares may trade at a larger premium or discount to the NAV than shares of other ETFs, including ETFs that make their daily holdings public. The NAV of the fund will generally fluctuate with changes in the market value of the fund’s holdings. The fund’s shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund’s shares may result in the fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.

•	Trading issues risk. The fund has no public trading history and will operate differently from other actively managed ETFs that publish their portfolio holdings on a daily basis. There can be no assurance that an active trading market will develop or be maintained or that the market for fund shares will operate as intended, which could lead to the fund’s shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs that publish their portfolio holdings on a daily basis, particularly during periods of market disruption or volatility. As a result, it may cost investors more to trade fund shares than shares of other ETFs. There is no guarantee that the fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units.

•	Trading halt risk. There may be circumstances where a security held in the fund’s portfolio but not in the Tracking Basket does not have readily available market quotations. If Putnam Management determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the fund’s portfolio, will be publicly disclosed on the fund’s website and Putnam Management will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the fund and its shareholders. In addition, if securities representing 10% or more of the fund’s portfolio do not have readily available market quotations, Putnam Management would promptly request the exchange to halt trading on the fund, meaning that investors would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.

•	Authorized participant concentration risk. The fund may have a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/ or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for fund shares or fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing. This risk may be heightened due to the fact that the fund does not disclose its portfolio holdings daily, unlike certain other actively managed ETFs, and could be greater during market disruptions or periods of volatility.

•	Market risk. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment.

•	Common stock risk. Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs.

•	Growth investing risk. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.

•	Small and midsize companies risk. Stocks of small and midsize companies often trade in smaller volumes, and their prices may fluctuate more than stocks of larger companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies.

•	Industry or sector concentration risk. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors.

•	Sustainable investing risk – Impact Companies. Investing with a focus on Impact Companies, whose products and services may provide solutions that directly impact sustainable environmental, social and economic development, may result in the fund investing in certain types of companies, industries or sectors that the market may not favor. In evaluating an investment opportunity, Putnam Management may make investment decisions based on information and data that is incomplete or inaccurate. In addition, an Impact Company’s business practices, products or services may change over time. As a result of these possibilities, among others, the fund may temporarily hold securities that are inconsistent with the fund’s sustainable investment criteria. Regulatory changes or interpretations regarding the definitions and/or use of ESG or other sustainability criteria could have a material adverse effect on the fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds, such as the fund, whose strategies include ESG or other sustainability criteria.

•	Management and operational risk. There is no guarantee that the investment techniques, analyses, or judgments that Putnam Management applies in making investment decisions for the fund will produce the intended outcome or that the investments Putnam Management selects for the fund will perform as well as other securities that were not selected for the fund. Putnam Management, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund. The fund may not achieve its goal, and it is not intended to be a complete investment program.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is important to understand that you can lose money by investing in the fund.

 Performance

Performance information will be available after the fund completes a full calendar year of operation.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

[Katherine Collins] [Head of Sustainable Investing], portfolio manager of the fund since 2021	[Stephanie Dobson] [Portfolio Manager], portfolio manager of the fund since 2021

Sub-advisors

Putnam Investments Limited*

*Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

Purchase and sale of fund shares

Shares of the fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker or dealer at market price. These transactions, which do not involve the fund, are made at market prices that may vary throughout the day, rather than at net asset value (NAV). Shares of the fund may trade at a price greater than the fund’s NAV (premium) or less than the fund’s NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling fund shares in the secondary market (the “bid-ask spread”). Recent information, including information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spread, is available at putnam.com.

Tax information

The fund’s distributions will be taxed as ordinary income or capital gains unless you hold the shares through a tax-advantaged arrangement, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Financial intermediary compensation

The fund and its related companies may pay intermediaries, which may include banks, broker/dealers, or financial professionals, for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s website for more information.

Fund details

Investment details

Investment objective

Putnam Sustainable Future ETF seeks long-term capital appreciation.

Principal investment strategies

The fund invests mainly in common stocks of U.S. companies of any size, with a focus on companies whose products and services provide solutions that directly contribute to sustainable social, environmental and economic development (Impact Companies). Stocks of this type of company are typically, but not always, considered to be growth stocks. Growth stocks are stocks of companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. The fund may consider, among other factors, a company’s impact on sustainable environmental, social and economic development (as described below), valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

In selecting investments, the fund’s investment manager, Putnam Investment Management, LLC (Putnam Management), considers the extent to which a company’s products or services may provide solutions that directly impact sustainable environmental, social and economic development. Environmental impact may include, for example, reduction of carbon emissions and improved water quality. Social impact may include, for example, fair labor practices and responsible supply chain management. Economic development may include, for example, stakeholder analysis and shared value approaches to business practices. It is likely that the metrics and measurements that Putnam Management uses to evaluate environmental, social and economic development impacts will continue to evolve over time.

The fund’s approach to sustainable investing incorporates fundamental research together with consideration of ESG factors.

·	Environmental factors. Environmental factors include, for example, a company’s carbon intensity and use of resources like water or minerals.

○	Sustainability measures in the area might include plans to reduce waste, increase recycling, or improve product design to be less resource intensive.

·	Social factors. Social factors include, for example, labor practices and supply chain management.

○	Sustainability measures in this area might include programs to improve employee well-being, commitment to workplace equality and diversity, or improved stewardship of supplier relationships and working conditions.

·	Corporate governance factors. Corporate governance factors include, for example, board composition and executive compensation.

○	Sustainability measures in this area might include improvements in board independence or diversity, or alignment of management incentives with the company’s strategic sustainability objectives.

Putnam Management uses company disclosures, public data sources, and independent third-party data as inputs into its analytical processes. It is likely that sustainable business practices, as well as the metrics and measurements that the fund uses to evaluate them, will continue to evolve over time.

The fund is an actively managed ETF that operates pursuant to an exemptive order from the Securities and Exchange Commission (Order) and is not required to publicly disclose its complete portfolio holdings each business day. Instead, the fund publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the fund but is not the fund’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings (Strategy Components); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the fund invests (Representative ETFs); and (3) cash and cash equivalents. For additional information regarding the Tracking Basket, see “Additional information about the fund – Tracking basket structure” in the prospectus.

The fund also publishes each business day on its website the “Tracking Basket Weight Overlap,” which is the percentage weight overlap between the holdings of the prior business day’s Tracking Basket compared to the holdings of the fund that formed the basis for the fund’s calculation of net asset value per share (NAV) at the end of the prior business day. The Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar the Tracking Basket is to the fund’s actual portfolio in percentage terms.

Shareholders should be aware that investments made by the fund and results achieved by the fund at any given time are not expected to be the same as those made by other funds for which Putnam Management acts as investment manager, including funds with names, investment objectives, and policies that are similar to the fund.

Permitted investment types

Under the terms of the Order, the fund’s investments are limited to the following: ETFs, notes, common stocks, preferred stocks, ADRs, real estate investment trusts, commodity pools, metals trusts, and currency trusts, in each case that are traded on a U.S. securities exchange; common stocks listed on a foreign exchange that trade on such exchange contemporaneously with the fund’s shares; exchange-traded futures (where the future contract’s reference asset is an asset that the fund could invest in directly, or in the case of an index future, is based on an index of a type of asset that the fund could invest in directly) that are traded on a U.S. futures exchange contemporaneously with the fund’s shares; and cash and cash equivalents (which are short-term U.S. Treasury securities, government money market funds, and repurchase agreements) (Permitted Investment Types). In addition to the main investment strategies described above under “Principal investment strategies,” the fund may invest in any of the Permitted Investment Types.

Principal investment risks

The principal and certain additional risks of investing in the fund are described below. These risks and other factors may adversely affect the fund’s NAV, market price and performance. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may not achieve its investment objective, and it is not intended to be a complete investment program. The fund’s Statement of Additional Information (SAI) contains additional information about the fund’s investment policies and risks.

•	Tracking Basket structure risk. The fund’s Tracking Basket structure may affect the price at which shares of the fund trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the fund at or close to the underlying NAV per share of the fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV of the fund. ETFs trading on the basis of a published Tracking Basket may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade. In addition, although the fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders, such as front running the fund’s trades of portfolio securities.

•	Arbitrage risk. Unlike ETFs that publicly disclose their complete portfolio holdings each business day, the fund discloses the Tracking Basket and Tracking Basket Weight Overlap, which is intended to allow market participants to estimate the value of positions in fund shares. Although this information is designed to facilitate arbitrage opportunities in fund shares to reduce bid/ask spread and minimize discounts or premiums between the market price and NAV of fund shares, there is no guarantee the fund’s arbitrage mechanism will operate as intended and that the fund will not experience wide bid/ask spreads and/or large discounts or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the fund’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the fund’s performance. These practices may include front running (trading ahead of the fund) or free riding (mirroring the fund’s strategies).

•	Fluctuation of NAV and share price risk. Shares may trade at a larger premium or discount to the NAV than shares of other ETFs, including ETFs that make their daily holdings public. The NAV of the fund’s shares will generally fluctuate with changes in the market value of the fund’s holdings. The fund’s shares are listed on an exchange and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in accordance with changes in NAV and supply and demand on the listing exchange. Although disclosure of the Tracking Basket and Tracking Basket Weight Overlap is designed to facilitate the arbitrage process to permit the shares of the fund to trade at market prices that are at or close to NAV, it is possible that the market price and NAV will vary significantly. As a result, you may sustain losses if you pay more than the shares’ NAV when you purchase shares, or receive less than the shares’ NAV when you sell shares, in the secondary market. During periods of disruptions to creations and redemptions, the existence of extreme market volatility, or lack of an active trading market for the fund’s shares, the market price of fund shares is more likely to differ significantly from the fund’s NAV. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the fund. Disruptions at market makers, authorized participants or market participants may also result in significant differences between the market price of the fund’s shares and the fund’s NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.

The market price of shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers, or other participants that trade the particular security. In times of severe market disruption or volatility, the bid/ask spread can increase significantly. At those times, shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares.

•	Trading issues risk. The fund has no public trading history and will operate differently from other actively managed ETFs that publish their portfolio holdings on a daily basis. Although shares are listed on an exchange, there can be no assurance that an active trading market or requirements to remain listed will be met or maintained, or that the market for fund shares will operate as intended. If the market does not operate as intended, it could lead to the fund’s shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs that publish their portfolio holdings on a daily basis, particularly during periods of market disruption or volatility. As a result, it may cost investors more to trade fund shares than shares of other ETFs.

Only an authorized participant may engage in creation or redemption transactions directly with the fund. There is no guarantee that the fund will be able to attract market makers and authorized participants. There are no obligations of market makers to make a market in the fund’s shares or of authorized participants to submit purchase or redemption orders for Creation Units. In addition, trading of shares in the secondary market may be halted, for example, due to activation of marketwide “circuit breakers.” If trading halts or an unanticipated early closing of the listing exchange occurs, a shareholder may be unable to purchase or sell shares of the fund.

If the fund’s shares are delisted from the listing exchange, Putnam Management may seek to list the fund shares on another market, merge the fund with another exchange-traded fund or traditional mutual fund, or redeem the fund shares at NAV.

 Shares of the fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

•	Trading halt risk. There may be circumstances where a security held in the fund’s portfolio but not in the Tracking Basket does not have readily available market quotations. If Putnam Management determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the fund’s portfolio, will be publicly disclosed on the fund’s website and Putnam Management will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the fund and its shareholders. In addition, if securities representing 10% or more of the fund’s portfolio do not have readily available market quotations, Putnam Management would promptly request the exchange to halt trading on the fund, meaning that investors would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.

•	Authorized participant concentration risk. The fund may have a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/or redemption transactions. Decisions by market makers or authorized participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of authorized participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund’s portfolio securities and the market price of fund shares. To the extent no other authorized participants are able to step forward to create or redeem, shares may trade at a discount to NAV and possibly face delisting. The authorized participant concentration risk may be heightened due to the fact that the fund does not disclose its portfolio holdings daily, unlike certain other actively managed ETFs, and could be greater during market disruptions or periods of market volatility and in scenarios where authorized participants have limited or diminished access to the capital required to post collateral.

•	Market risk. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions; investor sentiment and market perceptions (including perceptions about monetary policy, interest rates or the risk of default); government actions (including protectionist measures, intervention in the financial markets or other regulation, and changes in fiscal, monetary or tax policies); geopolitical events or changes (including natural disasters, epidemics or pandemics, terrorism and war); and factors related to a specific issuer, geography, industry or sector. Foreign financial markets have their own market risks, and they may be more or less volatile than U.S. markets and may move in different directions. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. During those periods, the fund may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund.

•	Common stock risk. Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

•	Growth investing risk. Stocks of companies Putnam Management believes are fast-growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If Putnam Management’s assessment of the prospects for a company’s earnings growth is wrong, or if Putnam Management’s judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or may not approach the value that Putnam Management has placed on it. In addition, growth stocks, at times, may not perform as well as value stocks or the stock market in general, and may be out of favor with investors for varying periods of time.

•	Small and midsize companies risk. Small and midsize companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, lack profitability or depend on a small management group. Stocks of these companies often trade in smaller volumes, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsize companies may therefore be more vulnerable to adverse developments than those of larger companies. In addition, stocks of small and midsize companies, at times, may not perform as well as stocks of large companies or the stock market in general, and may be out of favor with investors for varying periods of time.

•	Industry or sector concentration risk. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those companies, industries or sectors.

•	Sustainable investing risk – Impact Companies. Investing with a focus on Impact Companies, whose products and services may provide solutions that directly impact sustainable environmental, social and economic development, may result in the fund investing in certain types of companies, industries or sectors that the market may not favor. In evaluating an investment opportunity, Putnam Management may make investment decisions based on information and data that is incomplete or inaccurate. In addition, a company’s business practices, products or services may change over time. As a result of these possibilities, among others, the fund may temporarily hold securities that are inconsistent with the fund’s sustainable investment criteria. Regulatory changes or interpretations regarding the definitions and/or use of ESG or other sustainability criteria could have a material adverse effect on the fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds, such as the fund, whose strategies include ESG or other sustainability criteria.

•	Management and operational risk. The fund is actively managed and its performance will reflect, in part, Putnam Management’s ability to make investment decisions that seek to achieve the fund’s investment objective. There is no guarantee that the investment techniques, analyses, or judgments that Putnam Management applies in making investment decisions for the fund will produce the intended outcome or that the investments Putnam Management selects for the fund will perform as well as other securities that were not selected for the fund. As a result, the fund may underperform its benchmark or other funds with a similar investment goal and may realize losses. In addition, Putnam Management, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund. Although service providers are required to have appropriate operational risk management policies and procedures, and to take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect the fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects. Regulatory changes or interpretations regarding the definitions and/or use of ESG or other sustainability criteria could have a material adverse effect on the fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds, such as the fund, whose strategies include ESG or other sustainability criteria.

•	Portfolio turnover rate risk. A fund with a high rate of portfolio turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. A fund with a high rate of portfolio turnover may also pay more brokerage commissions and may be more likely to incur other transaction costs (including imputed transaction costs), which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transactions costs it incurs will vary over time based on market conditions.

Temporary defensive strategies

In response to adverse market, economic, political or other conditions, Putnam Management may take temporary defensive positions, such as investing some or all of the fund’s assets in cash and cash equivalents, that differ from the fund’s usual investment strategies. However, Putnam

Management may choose not to use these temporary defensive strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal. Additionally, while temporary defensive strategies are mainly designed to limit losses, such strategies may not work as intended.

Fund management

Investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business.

[The fund pays an annual all-inclusive management fee of [•]% to Putnam Management based on the fund’s average daily net assets. The management fee is calculated and accrued daily. The management fee covers investment management services, as well as ordinary and recurring operating expenses (except certain expenses), which are paid out of the management fee. The following expenses are not paid out of the management fee and thus are borne separately by the fund: [•].]

Putnam Management’s address is 100 Federal Street, Boston, MA 02110.

Putnam Management has retained its affiliate PIL to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. PIL is not currently managing any fund assets. [If PIL were to manage any fund assets, Putnam Management (and not the fund) would pay a quarterly sub-management fee to PIL for its services at the annual rate of [•]% of the average NAV of any fund assets managed by PIL.] PIL, which provides a full range of international investment advisory services to institutional clients, is located at 16 St James’s Street, London, England, SW1A 1ER.

Pursuant to this arrangement, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

A discussion about the factors considered by the fund’s Board of Trustees and its conclusions in approving the investment management and sub-advisory agreements for the fund will appear in the fund’s [annual/semi-annual] report to shareholders for the period ended [•], when available.

Portfolio managers

The officers of Putnam Management identified below are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio managers	Joined fund	Employer	Positions over past five years
[Katherine Collins]	2021	Putnam Management [2017]-Present	[Head of Sustainable Investing]
		[Honeybee Capital] [2009-2017]	[Founder and Chief Executive Officer, Honeybee Capital]
[Stephanie Dobson]	2021	Putnam Management [2017]-Present	[Portfolio Manager] [Previously Portfolio Manager, Analyst]
		[Fidelity Investments] [2011-2017]	[Equity Research Analyst]

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

Shareholder information

Valuation of fund shares

The price of the fund’s shares is based on its NAV. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the scheduled close of regular trading on the NYSE each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value, which may differ from recent market prices. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or if, in the case of a security traded on a market that closes before the NYSE closes, material information about the issuer becomes available after the close of the relevant market.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 4:00 p.m. Eastern Time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV.

Additional information about the fund

The fund is an actively managed ETF that operates pursuant to the Order. Like other ETFs, shares of the fund are generally purchased and redeemed in creation unit aggregations through authorized participants, shares of the fund are listed and traded on a stock exchange, and individual investors can purchase or sell shares in less than creation unit sizes and for cash in the secondary market through a broker. The fund’s creation units generally can be purchased or redeemed in-kind in exchange for the Strategy Components included in the fund’s Tracking

Basket, together with an amount of cash corresponding to the value of the Representative ETFs and cash and cash equivalents that form the remainder of the Tracking Basket.

Tracking basket structure

However, the fund has some unique features that differentiate it from other ETFs. As described above, the fund does not disclose its complete portfolio holdings each business day, and instead, the fund discloses other information to the market that is designed to facilitate arbitrage opportunities in fund shares to maintain efficient secondary market trading of shares. On each business day before the commencement of trading in shares on the listing exchange, the fund publishes on its website a Tracking Basket that is designed to closely track the daily performance of the fund. The Tracking Basket is comprised of Strategy Components (select recently disclosed portfolio holdings), Representative ETFs (liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the fund invests), and cash and cash equivalents. Representative ETFs are selected for inclusion in the Tracking Basket such that, when aggregated with the other Tracking Basket components, the Tracking Basket corresponds to the fund’s overall holdings exposure. Representative ETFs may constitute no more than 50% of the Tracking Basket’s assets on each business day at the time that the Tracking Basket is published.

The Tracking Basket is constructed utilizing a proprietary optimization process to minimize daily deviations in return of the Tracking Basket relative to the fund and is used to facilitate the creation/redemption process and arbitrage. The Tracking Basket is typically expected to be rebalanced on schedule with the public disclosure of the fund’s holdings; however, a new Tracking Basket may be generated as frequently as daily. In determining whether to rebalance the Tracking Basket, Putnam Management will consider various factors, including liquidity of the securities in the Tracking Basket, tracking error of the Tracking Basket relative to the fund, and the cost to create and trade the Tracking Basket.

Tracking basket weight overlap

In addition to disclosure of the Tracking Basket, the fund publishes the “Tracking Basket Weight Overlap” on its website on each business day before the commencement of trading in shares on the listing exchange. The Tracking Basket Weight Overlap is the percentage weight overlap between the holdings of the prior day’s Tracking Basket compared to the holdings of the fund that formed the basis for the fund’s calculation of NAV at the end of the prior business day. It is calculated by taking the lesser weight of each asset held in common between the fund’s portfolio and the Tracking Basket, and adding the totals. The Tracking Basket Weight Overlap is intended to provide investors with an understanding of the degree to which the Tracking Basket and the fund’s portfolio overlap and help investors evaluate the risk that the performance of the Tracking Basket may deviate from the performance of the portfolio holdings of the fund.

Information on the fund’s website

Investors can access information about the Tracking Basket and Tracking Basket Weight Overlap for each business day on putnam.com. The fund discloses its complete portfolio holdings, including the name, identifier, market value and weight of each security and instrument in the portfolio, on putnam.com on a monthly basis with a 30-day lag. Recent information, including information regarding the fund’s NAV, market price, premiums and discounts, and bid/ask spread, is also available at putnam.com.

Buying and selling shares in the secondary market

Shares of the fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker. The fund does not impose any minimum investment for shares of the fund purchased on an exchange. These transactions are made at market prices that may vary throughout the day and may be greater than the fund’s NAV (premium) or less than the fund’s NAV (discount). As a result, you may pay more than NAV when you purchase shares, and receive less than NAV when you sell shares, in the secondary market. If you buy or sell shares in the secondary market, you will generally incur customary brokerage commissions and charges and you may also incur the cost of the spread between the price at which a dealer will buy fund shares and the somewhat higher price at which a dealer will sell shares. Due to such commissions and charges and spread costs, frequent trading may detract significantly from investment returns.

The fund is designed to offer investors an investment that can be bought and sold frequently in the secondary market without impact on the fund, and such trading activity is designed to enable the market price of fund shares to remain at or close to NAV. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading by these investors.

The fund accommodates frequent purchases and redemptions of creation units by authorized participants and does not place a limit on purchases or redemptions of creation units by these investors. The fund reserves the right, but does not have the obligation, to reject any purchase or redemption transaction (subject to legal and regulatory limits regarding redemption transactions) at any time. In addition, the fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Precautionary notes

Note to registered investment companies

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of the fund. Putnam Management has obtained an SEC exemptive order that allows registered investment companies to invest in the shares of the fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including the requirement to enter into a participation agreement with the fund.

Note to authorized participants regarding continuous offering

Certain legal risks may exist that are unique to authorized participants purchasing creation units directly from the fund. Because new creation units may be issued on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933 (the Securities Act), could be occurring. As a broker-dealer, certain activities that you perform may, depending on the circumstances, result in your being deemed a participant in a distribution, in a manner which could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act.

For example, you may be deemed a statutory underwriter if you purchase creation units from the fund, break them down into individual fund shares, and sell such shares directly to customers, or if you choose to couple the creation of a supply of new fund shares with an active selling effort involving solicitation of secondary market demand for fund shares. A determination of whether a person is an underwriter for purposes of the Securities Act depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, you should note that dealers who are not underwriters but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus-delivery obligation with respect to shares of the fund are reminded that, under Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Certain affiliates of the fund may purchase and resell fund shares pursuant to this prospectus.

Note to secondary market investors

The Depository Trust Company (DTC), a limited trust company and securities depository that facilitates the clearance and settlement of trades for its participating banks and broker-dealers, has executed an agreement with Foreside Fund Services, LLC (Foreside), the Fund’s distributor. DTC, or its nominee, is the registered owner of all outstanding shares of the fund. Putnam Management will not have any record of your ownership. Your ownership of shares will be shown on the records of DTC and the DTC participant broker through which you hold the shares.

Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information. Your broker will also be responsible for distributing income and capital gain distributions and for sending you shareholder reports and other information as may be required.

Costs associated with creations and redemptions

The fund may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units of shares. Information about the procedures regarding creation and redemption of creation units and the applicable transaction fees is included in the SAI.

Distribution plans and payments to dealers

Principal distributor

Foreside distributes creation units for the fund on an agency basis, does not maintain a secondary market in shares of the fund, and has no role in determining the investment policies of the fund or the securities that are purchased or sold by the fund. Foreside is not affiliated with Putnam Management, PIL, or any other service provider for the fund.

Foreside’s address is Three Canal Plaza, Suite 100, Portland, ME 04101.

Intermediaries may receive from Putnam Management, Foreside, and/or their respective affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares. These payments are described in more detail in this section and in the SAI.

Distribution and service plan(s)

The fund has adopted a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act that authorizes the fund to pay distribution fees in connection with the sale and distribution of its shares and service fees in connection with the provision of ongoing shareholder support services. No Rule 12b-1 fees are currently paid by the fund, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the fund.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or Foreside. This prospectus and the related SAI do not constitute an offer by the fund or by Foreside to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Fund distributions and taxes

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments and distributes these gains (less any losses) as capital gain distributions. If you purchased your shares in the secondary market, your broker is responsible for distributing the income and capital gain distributions to you. The fund normally pays dividends, if any, quarterly in [•] and capital gain distributions in [•].

For federal income tax purposes, distributions of net investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned (or is deemed to have owned) the investments that generated them, rather than by how long you have owned (or are deemed to have owned) your shares. Distributions that the fund properly reports to you as gains from investments that the fund owned for more than one year are generally taxable to you as long-term capital gains includible in net capital gain and taxed to individuals at the reduced rates. Distributions of gains from investments that the fund owned for one year or less and gains on the sale of or payment on bonds characterized as market discount are generally taxable to you as ordinary income. Distributions that the fund properly reports to you as “qualified dividend income” are taxable at the reduced rates applicable to your net capital gain provided that both you and the fund meet certain holding period and other requirements. [Distributions are taxable in the manner described in this paragraph whether you receive them in cash or reinvest them in additional shares of this fund or other Putnam funds.]

Distributions by the fund to retirement plans that qualify for tax-advantaged treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.

[Unless you are investing through a tax-advantaged retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution because doing so may cost you money in taxes. Distributions are taxable to you even if they are paid from income or gains earned by the fund before your investment (and thus were included in the price you paid). Contact your financial representative or Putnam to find out the distribution schedule for your fund.]

Other tax considerations

Unlike other ETFs, the securities in the fund’s Tracking Basket exchanged for a creation unit will not correspond pro rata to the positions in the fund’s portfolio, and the fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the fund may be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the fund had effected redemptions wholly on an in-kind basis. If investors buy shares when the fund has realized but not yet distributed income or capital gains, they will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution. Any taxable distributions investors receive will normally be taxable to them when they receive them.

Taxes on transactions

Purchases and sales of shares, as well as purchases and redemptions of creation units, may result in a capital gain or loss for federal tax purposes.

The above is a general summary of the tax implications of investing in the fund. Please refer to the SAI for further details. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund. The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and the SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

For more information about Putnam Sustainable Future ETF

The fund’s SAI includes, and the fund’s annual and semiannual reports to shareholders will include when available, additional information about the fund. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581. You may access reports (when available) and other information about the fund on the EDGAR Database on the Securities and Exchange Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov. You may need to refer to the fund’s file number.

Putnam Investments
100 Federal Street
Boston, MA 02110
1-800-225-1581

Address correspondence to:
Putnam Investments

P.O. Box 219697
Kansas City, MO 64121-9697

putnam.com
File No. 811-[•]

CHOOSE HOW YOU WANT TO RECEIVE THE FUND’S ANNUAL AND SEMIANNUAL REPORT.

Paperless

1. Log in to your account at putnam.com

2. Under account preferences, select “mailing and paperless options”

Paper reports by mail

Call Putnam at 1-800-225-1581.

The information in this Statement of Additional Information (“SAI”) is not complete and may be changed. We may not sell these securities pursuant to this SAI until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
FUND SYMBOL	Putnam Sustainable Future ETF
[●]	[●]

Principal U.S. Listing Exchange: [•]

Putnam Sustainable Future ETF

FORM N-1A

PART B

STATEMENT OF ADDITIONAL INFORMATION (SAI)

[ ], 2021

This SAI is not a prospectus. If the fund has more than one form of current prospectus, each reference to the prospectus in this SAI includes all of the fund’s prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. For a free copy of the fund’s annual report or a prospectus dated [     ], as revised from time to time, call Putnam Investor Services at 1-800-225-1581, visit Putnam’s website at putnam.com or write Putnam Investments, P.O. Box 219697, Kansas City, MO 64121-9697.

Part I of this SAI contains specific information about the fund. Part II includes information about the fund and the other Putnam funds.

I-1

PART I

FUND ORGANIZATION AND CLASSIFICATION	I-3
INVESTMENT RESTRICTIONS	I-4
CHARGES AND EXPENSES	I-5
PORTFOLIO MANAGERS	I-8
SECURITIES LENDING ACTIVITIES	I-9
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS	I-9

PART II

GENERAL DESCRIPTION OF THE FUNDS	II-1
BUYING AND SELLING SHARES	II-1
MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS	II-9
TAXES	II-33
MANAGEMENT	II-43
DETERMINATION OF NET ASSET VALUE	II-53
SHAREHOLDER LIABILITY	II-54
DISCLOSURE OF PORTFOLIO INFORMATION	II-55
INFORMATION SECURITY RISKS	II-57
PROXY VOTING GUIDELINES AND PROCEDURES	II-57
APPENDIX A - PROXY VOTING GUIDELINES	II-58
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SAI

PART I

FUND ORGANIZATION AND CLASSIFICATION

The Fund is a series of Putnam ETF Trust (the “Trust”). The Trust is a Delaware statutory trust organized on December 22, 2020.

The fund is an open-end diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine.

Each share has one vote per dollar of net asset value represented by such share. Shares of all classes vote together as a single class except when otherwise required by law or as determined by the Trustees. The Trustees may take many actions affecting the fund without shareholder approval, including under certain circumstances merging your fund into another Putnam fund. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund.

The fund may refuse any order to purchase shares. Although the fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

Information about the Summary Prospectus, Prospectus, and SAI

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted against or on behalf of the fund or another series of the Trust, including claims against Trustees and Officers, must be brought in courts of the State of Delaware.

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INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the fund may not and will not:

(1) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities representing interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except as permitted by applicable law and the fund may purchase or sell (a) other instruments backed by commodities and (b) commodities acquired as a result of ownership of securities or other instruments.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.

(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(7) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if as a result of such purchase, more than 25% of the fund’s total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund’s shares of beneficial interest, except for permitted borrowings.

The Investment Company Act of 1940 provides that a “vote of a majority of the outstanding voting securities” of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

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For purposes of the fund’s fundamental policy on commodities and commodities contracts (#4 above), notwithstanding any federal legislation or regulatory action by the Commodity Futures Trading Commission (“CFTC”) that subject such swaps to regulation by the CFTC, the fund will not consider such instruments to be commodities or commodity contracts for purposes of this policy.

For purposes of the fund’s fundamental policy on industry concentration (#8 above), Putnam Investment Management, LLC (“Putnam Management”), the fund’s investment manager, determines the appropriate industry categories and assigns issuers to them, informed by a variety of considerations, including relevant third-party categorization systems. Industry categories and issuer assignments may change over time as industry sectors and issuers evolve. Portfolio allocations shown in shareholder reports and other communications may use broader investment sectors or narrower sub-industry categories.

All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

CHARGES AND EXPENSES

Creation/Redemption Transaction Fees

The following table shows, as of [●], standard transaction fees and maximum additional transaction fees for creations and redemptions.

Standard Creation/ Redemption Transaction Fee	Maximum Additional Creation Transaction Fee*	Maximum Additional Redemption Transaction Fee*
[●]	[●]	[●]

* As a percentage of the cash amount invested or redeemed. The total redemption transaction fee will not exceed 2%.

Management fees

[The fund pays an annual all-inclusive management fee of [ ]% to Putnam Management based on the fund’s average daily net assets. The management fee is calculated and accrued daily. The management fee covers investment management services, as well as ordinary and recurring operating expenses (except certain expenses), which are paid of the management fee. The following expenses are not paid out of the management fee and thus are borne separately by the fund: [ ].]

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Brokerage commissions

Because the fund has yet to commence investment operations as of the date of this SAI, the fund has not paid any brokerage commissions.

Because the fund has yet to commence investment operations, the fund does not hold any securities of its/their regular broker-dealers.

Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the fund’s other affairs and business.

The table below shows the aggregate value of each Trustee’s holdings in all of the funds in the Putnam funds complex as of [December 31, 2020]. No Trustee owned shares of the fund as of the date of this SAI.

Name of Trustee	Dollar range of the fund shares owned	Aggregate dollar range of shares held in all of the Putnam funds overseen by Trustee
Independent Trustees
Liaquat Ahamed	[●]	[●]
Katinka Domotorffy	[●]	[●]
Catharine Bond Hill	[●]	[●]
Mona K. Sutphen	[●]	[●]
Interested Trustee*
Aaron Cooper	[●]	[●]

* Trustee who is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Management. Mr. Cooper is deemed an “interested person” by virtue of his positions as an officer of the fund and Putnam Management. Mr. Cooper is [●] of [●] and President of the Trust. Mr. Cooper is the President and Chief Operating Officer of Putnam Investments, LLC and President of your fund and each of the other funds of the Trust. None of the other Trustees is an “interested person”.

[Each Independent Trustee of the fund receives an annual retainer fee. Independent Trustees also are reimbursed for expenses they incur relating to their services as Trustees.]

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Number of committee meetings

[As the Trust is new, during the past fiscal year, both the Audit Committee and the Nominating Committee held no meetings.]

Compensation

The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the fund for fiscal 2020, and the fees paid to each Trustee by all of the Putnam funds for services rendered during calendar year 2019.

COMPENSATION TABLE

Trustee/Year	Aggregate compensation from the fund(1)	Pension or retirement benefits accrued as part of fund expenses	Estimated annual benefits from all Putnam funds upon retirement	Total compensation from all Putnam funds(2)
Independent Trustees
Liaquat Ahamed/2012(3)	--	N/A	N/A	$318,750
Katinka Domotorffy/2012(3)	--	N/A	N/A	$325,000
Catharine Bond Hill/2017(3)	--	N/A	N/A	$325,000
Mona K. Sutphen/2020	--	N/A	N/A	N/A
Interested Trustee
Aaron Cooper(4)	N/A	N/A	N/A	N/A

(1) The fund has not yet commenced operations as of the date of this SAI.

(2) [As of December 31, 2020, there were 97 funds in the Putnam family.]

(3) [Certain Trustees are also owed compensation deferred pursuant to a Trustee Compensation Deferral Plan.]

(4) Mr. Cooper is an “interested person” of the fund and Putnam Management.

For additional information concerning the Trustees, see “Management” in Part II of this SAI.

Share ownership

As of the date of this SAI, the fund has not issued any shares.

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Distribution fees

Because the fund has yet to commence operations as of the date of this SAI, the fund has not yet paid any distribution fees to Foreside Fund Services, LLC (Foreside).

PORTFOLIO MANAGERS

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund’s portfolio managers managed as of [•]. The other accounts may include accounts for which the individuals were not designated as a portfolio manager. Unless noted, none of the accounts pays a fee based on the account’s performance.

Portfolio managers	Other SEC-registered open-end and closed-end funds		Other accounts that pool assets from more than one client		Other accounts (including separate accounts, managed account programs and single-sponsor defined contribution plan offerings)
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
[Katherine Collins]	[4*]	$[●]	[2]	$[●]	[1]	$[●]
[Stephanie Dobson]	[4*]	$[●]	[2]	$[●]	[1]	$[●]

[* 1 account, with total assets of $[●], pays an advisory fee based on account performance.]

See “Management—Portfolio Transactions—Potential conflicts of interest in managing multiple accounts” in Part II of this SAI for information on how Putnam Management addresses potential conflicts of interest resulting from an individual’s management of more than one account.

Compensation of portfolio managers

[Portfolio managers are evaluated and compensated across specified products they manage, in part, based on their performance relative to the applicable benchmark, based on a blend of 3-year and 5-year performance, or, if shorter, the period of time that the portfolio manager has managed the product. In addition to their individual performance, evaluations take into account the performance of their group and a subjective component.

Each portfolio manager is assigned an industry-competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on individual, group, and subjective performance, and may also reflect the performance of Putnam as a firm.

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Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

For this fund, Putnam evaluates performance based on the fund’s pre-tax return relative to its benchmarks, the [●].

Ownership of securities

As of the date of this SAI, the portfolio managers of the fund owned no shares of the fund, including investments by immediate family members and amounts invested through retirement and deferred compensation plans.

SECURITIES LENDING ACTIVITIES

Because the fund has yet to commence operations as of the date of this SAI, the fund has not yet participated in any securities lending activities.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

[●] is the fund’s independent registered public accounting firm providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The fund has not yet commenced operations as of the date of this SAI.

I-9

THE PUTNAM ETFS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

PART II

GENERAL DESCRIPTION OF THE FUNDS	1

BUYING AND SELLING SHARES	1

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS	9

TAXES	33

MANAGEMENT	43

DETERMINATION OF NET ASSET VALUE	53

SHAREHOLDER LIABILITY	54

DISCLOSURE OF PORTFOLIO INFORMATION	55

INFORMATION SECURITY RISKS	57

PROXY VOTING GUIDELINES AND PROCEDURES	57

APPENDIX A - PROXY VOTING GUIDELINES	58

I-0

THE PUTNAM ETFS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

PART II

GENERAL DESCRIPTION OF THE FUNDS

Each fund is an actively managed exchange-traded fund that operates pursuant to an exemptive order from the Securities and Exchange Commission (“SEC”) issued on [●], 2021 (the “Order”). Like other ETFs, each fund issues and redeems shares on a continuous basis at net asset value per share (“NAV”) in aggregations of a specified number of shares called “Creation Units.” Creation Units are generally issued in exchange for portfolio securities and an amount of cash. Shares are listed and traded on an exchange. Shares trade in the secondary market at market prices that may differ from the shares’ NAV. Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, also in exchange for portfolio securities and an amount of cash. Shareholders who are not Authorized Participants (as defined herein), therefore, will not be able to purchase or redeem shares directly with or from a fund. Instead, most shareholders who are not Authorized Participants will buy and sell shares in the secondary market through a broker.

Unlike other actively managed ETFs that publish their portfolio holdings on a daily basis, each fund does not publicly disclose the composition of its portfolio each business day, which may affect the price at which shares of each fund trade in the secondary market. Each fund instead publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of each fund but is not the fund’s actual portfolio. A Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings (Strategy Components); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by Strategy Components) in which a fund invests (Representative ETFs); and (3) cash and cash equivalents. Each fund also publishes each business day on its website a “Tracking Basket Weight Overlap,” which is the percentage weight overlap between the holdings of the prior day’s Tracking Basket compared to the holdings of the fund that formed the basis for the fund’s calculation of NAV at the end of the prior business day. A Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar a Tracking Basket is to a fund’s actual portfolio in percentage terms and help investors evaluate the risk that the performance of a Tracking Basket may deviate from the performance of the portfolio holdings of a fund.

A Tracking Basket also constitutes the names and quantities of instruments to be exchanged with a fund for both purchases and redemptions of fund shares, although each fund generally requires an Authorized Participant to deposit or receive (as applicable) cash in lieu of Representative ETFs, as described further under the heading “Buying and Selling Shares” below.

Each fund discloses its complete portfolio holdings, including the name, identifier, market value and weight of each security and instrument in the portfolio, on www.putnam.com on a monthly basis with a 30-day lag.

BUYING AND SELLING SHARES

Book-Entry Only System

The Depository Trust Company (“DTC”) acts as securities depository for the shares. Shares of each fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Certificates will not be issued for shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants and to facilitate the clearance and settlement of securities transactions among DTC participants in such securities through electronic book-entry changes in accounts of the DTC participants, thereby eliminating the need for physical movement of securities certificates. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations, some of whom (and/or their representatives)

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own DTC. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC participant, either directly or indirectly.

Beneficial ownership of shares is limited to DTC participants and persons holding interests through DTC participants. Ownership of beneficial interests in shares (owners of beneficial interests are referred to herein as Beneficial Owners) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC participants) and on the records of DTC participants (with respect to indirect DTC participants and Beneficial Owners that are not DTC participants). Beneficial Owners will receive from or through a DTC participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the trust and DTC, DTC is required to make available to the trust upon request and for a fee to be charged to the trust a listing of the shares of each fund held by each DTC participant. The trust shall inquire of each such DTC participant as to the number of Beneficial Owners holding fund shares, directly or indirectly, through such DTC participant. The trust shall provide each such DTC participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC participant, directly or indirectly, to such Beneficial Owners. In addition, the trust shall pay to each such DTC participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of each fund as shown on the records of DTC or its nominee. Payments by DTC participants to indirect DTC participants and Beneficial Owners of shares held through such DTC participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC participants or the relationship between such DTC participants and the indirect DTC participants and Beneficial Owners owning through such DTC participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the trust makes other arrangements with respect thereto satisfactory to the listing exchange.

Creation Units

The Trust issues and redeems shares of each fund only in Creation Unit aggregations on a continuous basis through Foreside Fund Services, LLC (“Foreside”), the Fund’s distributor, without a sales load, at its NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form. An Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

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A “Business Day” with respect to each fund is any day on which the listing exchange or the NYSE is open for business. As of the date of the prospectus, the listing exchange and the NYSE observe the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday) (U.S.), Good Friday, Memorial Day, Independence Day (U.S.), Labor Day (U.S.), Thanksgiving Day (U.S.), and Christmas Day.

To be eligible to place orders to purchase a Creation Unit of each fund, an entity must be an “Authorized Participant” which is a member or participant of a clearing agency registered with the SEC, which has a written agreement with Foreside, the fund’s distributor, that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units (“Participant Agreement”). All shares of each fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC participant.

Each fund reserves the right to adjust the prices of fund shares and the number of shares in a Creation Unit in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each fund.

Portfolio Deposit

The consideration for purchase of a Creation Unit generally consists of an in-kind deposit of a designated portfolio of securities constituting the securities included in the fund’s Tracking Basket (“Deposit Securities”) (or in certain circumstances, cash in lieu of certain Deposit Securities) together with a deposit of a specified cash payment (“Cash Component”) computed as described herein. Alternatively, each fund may issue and redeem Creation Units in exchange for a specified all-cash payment (“Cash Deposit”). Together, the Deposit Securities (including any cash in lieu amounts) and the Cash Component or, alternatively, the Cash Deposit, constitute the “Portfolio Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit. In the event each fund requires Deposit Securities (including any cash in lieu amounts) and a Cash Component in consideration for purchasing a Creation Unit, the function of the Cash Component is to compensate for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component would be an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.

Putnam Management, or its agent, makes available through Foreside or the transfer agent (through the National Securities Clearing Corporation (“NSCC”)) on each Business Day, prior to the opening of trading on the listing exchange or the NYSE (currently 9:30 a.m. Eastern time), the list of the names and the required number of shares of each Deposit Security and the amount of the Cash Component (or Cash Deposit) to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each fund. Such Portfolio Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units until such time as the next-announced Portfolio Deposit composition is made available.

The identity and number of shares of the Deposit Securities (including any cash in lieu amounts) and the amount of the Cash Component (or Cash Deposit) required for a Portfolio Deposit for a fund changes as corporate action events, such as dividends, splits, and rights issues, are reflected from time to time by Putnam Management with a view to the investment objective of the fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting a fund’s Tracking Basket.

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A fund generally requires the substitution of an amount of cash (i.e., a cash in lieu amount) to replace Deposit Securities that are Representative ETFs. In addition, a fund may determine, upon receiving a purchase order from an Authorized Participant, to have the purchase be made entirely or in part in cash. This includes, but is not limited to, a determination to permit the substitution of an amount of cash to replace any Deposit Security that is not available in sufficient quantity for delivery, not eligible for transfer through the systems of DTC, the Federal Reserve System or the clearing process through the Continuous Net Settlement System of the NSCC, (the “Clearing Process”), not permitted to be re-registered in the name of the trust as a result of an in-kind purchase order pursuant to local law or market convention, restricted under the securities laws or which may not be eligible for trading by an Authorized Participant or the investor for which it is acting. In such cases where a fund purchases portfolio securities with cash, the Authorized Participant will reimburse the fund for, among other things, any difference between the market value at which the securities were purchased by the fund and the cash in lieu amount (which amount, at Putnam Management’s discretion, may be capped), applicable registration fees and taxes. Brokerage commissions incurred in connection with a fund’s acquisition of Deposit Securities will be at the expense of the fund and will affect the value of all shares of the fund; but Putnam Management may adjust the transaction fee to the extent the composition of the Deposit Securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders.

Procedures for Creation Unit Purchases.

All purchase orders must be placed for one or more Creation Units. All orders to purchase Creation Units must be received by Foreside or its agent no later than the closing time of regular trading hours on the listing exchange or the NYSE (ordinarily 4:00 p.m. Eastern time) (the “Closing Time”), or one hour prior to the Closing Time (ordinarily 3:00 p.m. Eastern Time) in the case of nonconforming orders, in each case on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of shares of each fund as next determined on such date after receipt of the order in proper form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to Foreside pursuant to procedures set forth in the Participant Agreement. Severe economic or market disruptions or changes, or telephone or other communications failure may impede the ability to reach Foreside or an Authorized Participant.

All orders to purchase Creation Units shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, in the event an Authorized Participant places an order on behalf of an investor, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, including payments of cash to pay the Cash Component, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.

Those placing orders to purchase Creation Units should afford sufficient time to permit proper submission of the order to Foreside or its agent prior to the applicable deadlines on the Transmittal Date. Authorized participants may ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effecting such transfer of Deposit Securities and Cash Component.

Portfolio Deposits must be delivered through the Federal Reserve System (for cash and government securities) and through DTC (for corporate securities) by an Authorized Participant that has executed a Participant Agreement. The Portfolio Deposit transfer must be ordered by the Authorized Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of each fund by no later than 1:00 p.m. Eastern time of the next Business Day immediately following the Transmittal Date. In certain cases Authorized Participants will purchase and redeem Creation

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Units of each fund on the same Transmittal Date. In these instances, each fund reserves the right to settle these transactions on a net basis.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by each fund, whose determination shall be final and binding. For purchase orders composed solely of a Cash Component, the amount of cash equal to the Cash Component must be transferred directly to each fund’s custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by each fund’s custodian no later than 10:00 a.m. Eastern time on the next Business Day immediately following such Transmittal Date. An order to purchase Creation Units is deemed received by Foreside on the Transmittal Date if (i) such order is received by Foreside or its agent not later than 3:00 p.m. Eastern time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if each fund’s custodian does not receive the required Deposit Securities together with the associated Cash Component by 1:00 p.m. or, with respect to purchase orders composed solely of a Cash Component, the Cash Component by 10:00 a.m. on the next Business Day immediately following the Transmittal Date, such order will be deemed not in proper form and canceled. Upon written notice to Foreside, such canceled order may be resubmitted the following Business Day using a Portfolio Deposit as newly constituted to reflect the next calculated NAV of each fund. The delivery of Creation Units so purchased will occur not later than the second (2nd) Business Day following the day on which the purchase order is deemed received by Foreside.

Foreside or its agent will inform the transfer agent, Putnam Management and each fund’s custodian upon receipt of a purchase order. The custodian will then provide such information to the appropriate sub-custodian. The custodian will cause the sub-custodian to maintain an account into which the Deposit Securities (or the cash value of all or part of such securities, in the case of a cash purchase or “cash in lieu” amount) will be delivered. Deposit Securities must be delivered to an account maintained at the applicable local custodian. The trust must also receive, on or before the contractual settlement date, immediately available or same day funds estimated by the custodian to be sufficient to pay the Cash Component next determined after receipt in proper form of the purchase order, together with the purchase transaction fee described below.

Once the Trust has accepted a purchase order, the trust will confirm the issuance of a Creation Unit of a fund against receipt of payment, at such NAV as will have been calculated after receipt in proper form of such order. Foreside or its agent will then transmit a confirmation of acceptance of such order.

Creation Units will not be issued until the transfer of good title to the trust of the Deposit Securities and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian, Foreside and Putnam Management will be notified of such delivery and the trust will issue and cause the delivery of the Creation Units.

Creation Units may be created in advance of receipt by each fund of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component (including any Transaction Fees), plus (ii) 105% of the market value of the undelivered Deposit Securities (“Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 3:00 p.m. Eastern time on such date and federal funds in the appropriate amount are deposited with each fund’s custodian by 10:00 a.m. Eastern time the following Business Day. If the order is not placed in proper form by 3:00 p.m. or federal funds in the appropriate amount are not received by 10:00 a.m. the next Business Day, then the order may be deemed to be rejected and the Authorized Participant shall be liable to each fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with each fund, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with each fund in an amount at least equal to 105% of the daily marked to market value of the missing Deposit Securities. In the sole discretion of each fund

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following the Business Day on which the order was received a fund may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to each fund for the costs incurred by each fund in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by Foreside plus the brokerage and related transaction costs associated with such purchases and the Authorized Participant shall be liable to the fund for any shortfall between the cost to the fund of purchasing any missing Deposit Securities and the value of the collateral. Each fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by Foreside or purchased by each fund and deposited into each fund.

Acceptance of Purchase Orders.

Each fund reserves the absolute right to reject a purchase order transmitted to it by Foreside if (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of each fund; (iii) acceptance of the Deposit Securities would have certain adverse tax consequences to each fund; (iv) acceptance of the Portfolio Deposit would, in the opinion of the fund, be unlawful; (v) acceptance of the Portfolio Deposit would otherwise, in the discretion of each fund or Putnam Management, have an adverse effect on each fund or the rights of beneficial owners; or (vi) in the event that circumstances outside the control of each fund, make it impossible to process creation orders for all practical purposes. Examples of such circumstances include, without limitation, acts of God; public service or utility problems such as earthquakes, fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; wars; civil or military disturbances, including acts of civil or military authority or governmental actions; terrorism; sabotage; epidemics; riots; labor disputes; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting each fund, Putnam Management, Foreside, DTC, NSCC, the transfer agent, or any other participant in the purchase process, and similar extraordinary events. Each fund and Foreside have the right to require information to determine beneficial share ownership for purposes of (ii) above should it so choose or to rely on a certification from a broker-dealer who is a member of the Financial Industry Regulatory Authority, Inc. as to the cost basis of Deposit Securities. If creations are on an in-kind basis, the fund further reserves the absolute right to reject or suspend an order transmitted to it by Foreside and/or the transfer agent in respect of the fund if: (i) acceptance of the Deposit Securities would have certain adverse tax consequences to the fund; or (ii) for any other reasons as specified herein. Foreside or the fund shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on the purchaser’s behalf, of its rejection of the purchaser’s order. Each fund, the transfer agent, and Foreside are under no duty, however, to verify or give notification of any defects or irregularities in any written order or in the delivery of a Portfolio Deposit, nor shall any of them incur any liability for the failure to give any such notification.

Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by each fund through the transfer agent and only on a Business Day through an Authorized Participant that has entered into a Participant Agreement. Each fund generally will not redeem shares in amounts less than Creation Unit-size aggregations. Beneficial Owners must accumulate enough shares to constitute a Creation Unit in order to have such shares redeemed by each fund. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

Putnam Management, through Foreside or the transfer agent (through the NSCC) makes available immediately prior to the opening of trading on the listing exchange or the NYSE (currently 9:30 a.m. Eastern time) on each Business Day, the identity of the portfolio of securities constituting the securities included in the fund’s Tracking Basket (Fund Securities) that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day.

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The redemption proceeds for a Creation Unit may consist of Fund Securities – as announced by Putnam Management, or its agent, on the Business Day of the request for redemption received in proper form – plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of the request in proper form, and the value of the Fund Securities (“Cash Redemption Amount”), less a redemption transaction fee and any variable fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the shares being redeemed, a compensating cash payment to a fund equal to the differential plus the applicable redemption transaction fee is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, each fund will substitute a cash-in-lieu amount to replace any Fund Security that is a non-deliverable instrument. The amount of the cash paid out in such cases will be equivalent to the value of the instrument listed as a Fund Security. In addition, a fund generally substitutes a cash in lieu amount to replace any Fund Securities that are Representative ETFs.

The right of redemption may be suspended or the date of payment postponed with respect to each fund (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares or determination of each fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Orders to redeem Creation Units must be delivered through an Authorized Participant. An order to redeem Creation Units is deemed received by each fund on the Transmittal Date if (i) such order is received in proper form by the transfer agent not later than the Closing Time (or one hour prior to the Closing Time (ordinarily 3:00 p.m. Eastern Time) for nonconforming orders) on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of each fund and the Cash Redemption Amount specified in such order, which delivery must be made through DTC to each fund’s custodian no later than 1:00 p.m., for the shares, and 3:00 p.m., for the Cash Redemption Amount, Eastern time on the next Business Day following such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed. The requisite Fund Securities and the Cash Redemption Amount will generally be transferred by the second (2nd) Business Day following the date on which such request for redemption is deemed received, which will generally be no more than seven (7) days after such request for redemption but may be up to fifteen days for funds that invest in foreign securities. In certain cases, Authorized Participants will redeem and purchase Creation Units of each fund on the same Transmittal Date. In these instances, each fund reserves the right to settle these transactions on a net basis.

If each fund determines, based on information available to each fund when a redemption request is submitted by an Authorized Participant, that: (i) the short interest of each fund in the marketplace (i.e., the number of shares of the fund that have been sold short but have not yet been covered or closed out) is greater than or equal to 100%; and (ii) the orders in the aggregate from all Authorized Participants redeeming shares on a Business Day represent 25% or more of the outstanding shares of each fund, such Authorized Participant will be required to verify to each fund the accuracy of its representations that are deemed to have been made by submitting a request for redemption. If, after receiving notice of the verification requirement, the Authorized Participant does not verify the accuracy of its representations that are deemed to have been made by submitting a request for redemption in accordance with this requirement, its redemption request will be considered not to have been received in proper form.

To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Units to be redeemed to Foreside, on behalf of each fund, at or prior to the closing time of regular trading on the listing exchange on the date such redemption request is submitted, Foreside will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing fund shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 105% of the value of the

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missing fund shares. The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by each fund and marked to market daily, and that the fees of each fund and any sub-custodians in respect of the delivery, maintenance, and redelivery of the cash collateral shall be payable by the Authorized Participant. The Participant Agreement will permit each fund to purchase the missing fund shares or acquire the Deposit Securities underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to each fund of purchasing such shares or Deposit Securities and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by Putnam Management according to the procedures set forth in the section entitled “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the transfer agent. Therefore, if a conforming redemption order in proper form is submitted to the transfer agent by an Authorized Participant not later than Closing Time, or 3:00 p.m. Eastern time in the case of nonconforming orders, on the Transmittal Date, and the requisite number of shares of each fund are delivered to each fund’s custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by [State Street Bank and Trust Company] on such Transmittal Date. If, however, a conforming redemption order is submitted to the transfer agent by an Authorized Participant not later than the Closing Time, or 3:00 p.m. Eastern time in the case of nonconforming orders, on the Transmittal Date but either (i) the requisite number of shares of each fund and the Cash Redemption Amount are not delivered by the DTC Cut-Off-Time as described above on the next Business Day following the Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed as of the Closing Time on the Business Day that such order is deemed received by the transfer agent, i.e., the Business Day on which the shares of each fund are delivered through DTC to Foreside by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

A fund may determine, upon receiving a redemption order from an Authorized Participant, to have the redemption be made entirely or in part in cash. In addition, an investor may request a redemption in cash that each fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of each fund next determined after the redemption request is received in proper from (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset each fund’s brokerage and other transaction costs associated with the disposition of Fund Securities).

Redemption of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that each fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or a Beneficial Owner for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

In connection with taking delivery of shares for Fund Securities upon redemption of Creation Units, a redeeming shareholder or entity acting on behalf of a redeeming shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. If neither the redeeming shareholder nor the entity acting on behalf of a redeeming shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities

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in such jurisdictions, the trust may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.

Deliveries of redemption proceeds generally will be made within two Business Days. Due to the schedule of holidays in certain countries, however, the delivery of redemption proceeds may take longer than two Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods.

Creation/Redemption Transaction Fees

The funds may impose a “Transaction Fee” on investors purchasing or redeeming Creation Units. The Transaction Fee will be limited to amounts that have been determined by Putnam Management to be appropriate. The purpose of the Transaction Fee is to protect the existing shareholders of the funds from the dilutive costs associated with the purchase and redemption of Creation Units. Where a fund permits cash creations (or redemptions) or cash in lieu of depositing one or more Deposit Securities, the purchaser (or redeemer) may be assessed a higher Transaction Fee to offset the transaction cost to a fund of buying (or selling) those particular Deposit Securities. To the extent a purchase/redemption transaction consists of cash and/or in-kind securities, the standard fee applies to in-kind purchases and redemptions of creation units and an additional transaction fee (up to the maximum amounts shown in the table below) may also be imposed. Each fund reserves the right to not impose the additional transaction fee or to vary the amount of the additional transaction fee, up to the maximum listed below, depending on the materiality of the fund’s actual transaction costs incurred or where Foreside believes that not imposing or varying the additional transaction fee would be in the fund’s interest. Transaction fees associated with the redemption of Creation Units will not exceed 2% of the value of shares redeemed. Actual transaction costs may vary depending on the time of day an order is received or the nature of the securities. Investors bear the costs of transferring Deposit Securities or Fund Securities to/from each fund to/from their account or on their order. See “[●]” in Part I of this SAI for information on standard transaction fees and maximum additional transaction fees.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

As noted in the prospectus, in addition to the main investment strategies and the principal risks described in the prospectus, the fund may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of investment strategies of all of the funds that are series of Putnam ETF Trust, certain matters described herein may not apply to your fund. Unless a strategy or policy described below is specifically prohibited or limited by the investment restrictions discussed in the fund’s prospectus or in this SAI, or by applicable law, the fund may engage in each of the practices described below without limit. This section contains information on the investments and investment practices listed below. With respect to funds for which Putnam Investments Limited (“PIL”) serves as sub-adviser (as described in the fund’s prospectus), references to Putnam Management in this section include PIL, as appropriate.

Under the terms of the Order, each fund’s investments are limited to the following: exchange-traded common stocks excluding penny stocks, exchange-traded preferred stocks, common stocks listed on a foreign exchange that trade on such exchange contemporaneously with shares of the fund, other ETFs, exchange-traded notes, exchange-traded American Depositary Receipts (“ADRs”), exchange-traded real estate investment trusts (“REITs”), exchange-traded commodity pools, exchange-traded metals trusts, exchange-traded currency trusts, and exchange-traded futures that trade contemporaneously with shares of the fund, as well as cash, short-term U.S. Treasury securities, government money market funds, and repurchase agreements (collectively, “Permissible Investments”). The funds may not borrow for investment purposes or hold short positions. The funds may not purchase any securities that are illiquid investments (as defined in Rule 22e-4(a)(8) under the 1940 Act) at the time of purchase.

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Cash Management	Market Risk
Commodity Pools, Currency Trusts, and Metal Trusts	Master Limited Partnerships (MLPs)
Commodities and Commodity-Related Investments	Money Market Instruments
Debt Securities	Preferred Stocks
Derivatives	Real Estate Investment Trusts (REITs)
ESG Considerations	Repurchase Agreements
Exchange-Traded Notes	Securities Loans
Foreign Investments and Related Risks	Securities of Other ETFs
Futures Contracts	Short-Term Trading
Illiquid Investments	Special Purpose Acquisition Companies
Initial Public Offerings (IPOs)	Structured Investments
Interfund Borrowing and Lending	Tax-exempt Securities
Legal and Regulatory Risk Relating to Investment Strategy	Temporary Defensive Strategies

Cash Management

A fund may hold uninvested short-term U.S. Treasury securities, repurchase agreements, or shares of government money market funds. Generally, these securities offer less potential for gains than other types of securities.

Commodity Pools, Currency Trusts, and Metal Trusts

Exchange-traded commodity pools may invest heavily in futures, commodities, and other derivatives. These exchange-traded commodity pools may use financial leverage, which may cause greater gains and losses. The funds are exposed to risks related to market, leverage, imperfect correlations with underlying investments or the portfolio holdings, price volatility, counterparty risk, liquidity, valuation, and regulatory risks.

Exchange-traded currency trusts are exposed to fluctuations in foreign exchange rate risks; global and regional political, regulatory, economic situations; inflation risk; and volatile interest rates.

Exchange-traded metal trusts may invest and hold some or all assets in metals, such as gold and silver. The investments may include physical assets of the trust or investments in the form of derivatives, such as spots, forwards, and futures. The trusts may also invest in industries associated with metal production, such as mine production. The investments are subject to a number of risks. The underlying value of the metals; international, economic, monetary and political factors, many of which are unpredictable; and changing tax, royalty, land and mineral rights ownership and leasing regulations in metal producing countries.

Commodities and Commodity-Related Investments

A fund may gain exposure to commodity markets by investing in exchange-traded commodity pools or certain exchange-traded futures.

Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions or natural disasters, livestock disease, trade embargoes, economic sanctions, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels). In addition, some commodities are subject to limited pricing flexibility because of supply and demand

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factors, and others are subject to broad price fluctuations as a result of the volatility of prices for certain raw materials and the instability of supplies of other materials.

Actions of and changes in governments, and political and economic instability, in commodity-producing and -exporting countries may affect the production and marketing of commodities. In addition, commodity-related industries throughout the world are subject to greater political, environmental, and other governmental regulation than many other industries. Changes in government policies and the need for regulatory approvals may adversely affect the products and services of companies in the commodities industries. For example, the exploration, development, and distribution of coal, oil, and gas in the United States are subject to significant federal and state regulation, which may affect rates of return on coal, oil, and gas and the kinds of services that the federal and state governments may offer to companies in those industries. In addition, compliance with environmental and other safety regulations has caused many companies in commodity-related industries to incur production delays and significant costs. Government regulation also may impede the development of new technologies. The effect of future regulations affecting commodity-related industries cannot be predicted.

The value of commodity-related derivatives fluctuates based on changes in the values of the underlying commodity, commodity index, futures contract, or other economic variable to which they are related. Additionally, economic leverage will increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying commodity or other relevant economic variable. See “Derivatives” and “Futures Contracts and Related Options” herein for more information on the fund’s investments in derivatives.

Debt Securities

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero-coupon bonds, do not pay interest but are sold at a deep discount from their face values. A fund's investments in debt securities are limited to short-term U.S. Treasury securities and exchange-traded notes.

Derivatives

Derivatives are financial instruments whose value depends upon, or is derived from, the value or other attributes of one or more underlying investments, pools of investments, indexes or currencies. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivatives instrument and the reference asset, or other factors, especially in unusual market conditions, and may result in increased volatility. Derivatives may be difficult to value and may increase the fund’s transactions costs. The successful use of derivatives depends on the ability to manage these sophisticated instruments. There is no assurance that the fund’s use of derivative instruments will enable the fund to achieve its investment objective or that Putnam Management will be able to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors.

The fund’s use of derivatives may cause the fund to recognize higher amounts of short-term capital gains, which are generally taxed to individual shareholders at ordinary income tax rates, and higher amounts of ordinary income, and more generally may affect the timing, character and amount of a fund’s distributions to shareholders.

The fund’s use of certain derivatives may in some cases involve forms of financial leverage, which means they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. The use of leverage involves risk and may increase the volatility of the fund’s net asset value.

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Some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system or on the fund’s ability to exercise remedies. Also, the fund is subject to risk if it enters into a derivatives transaction that is required to be cleared, and no clearing member is willing or able to clear the transaction on the fund’s behalf.

Derivatives also are subject to the risk that the fund may be delayed or prevented from recovering margin or other amounts deposited with a clearinghouse, futures commission merchant or other counterparty. If the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so.

To the extent the fund is required to segregate or “set aside” (often referred to as “asset segregation”) liquid assets or otherwise cover open positions with respect to certain derivative instruments, the fund may be required to sell portfolio instruments to meet these asset segregation requirements. There is a possibility that segregation involving a large percentage of the fund’s assets could impede portfolio management or the fund’s ability to meet redemption requests or other current obligations.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions. In fact, some over-the-counter instruments may be considered illiquid, and it may not be possible for the fund to liquidate a derivative position at an advantageous time or price, which may result in significant losses.

Legislation and regulation of derivatives in the U.S. and other countries may make derivatives more costly and/or less liquid, limit the availability of certain types of derivatives, cause the fund to change its use of derivatives, or otherwise adversely affect the fund’s use of derivatives.

The fund’s investments in derivatives are limited to exchange-traded futures, which are U.S. listed futures contracts where the future contract’s reference asset is an asset that the fund could invest in directly, or in the case of an index future, is based on an index of a type of asset that the Fund could invest in directly, such as an S&P 500 index future. All future contracts that the fund may invest in will be traded on a U.S. futures exchange, such as the Chicago Board of Trade or the Chicago Mercantile Exchange.

ESG Considerations

A fund may integrate environmental, social, or governance (“ESG”) considerations into its research process and/or investment decision-making. Putnam Management believes that ESG considerations, like other, more traditional subjects of investment analysis such as market position, growth prospects, and business strategy, have the potential to impact risk and returns. The relevance and materiality of ESG considerations in a fund’s process will differ from strategy to strategy, from sector to sector, and from portfolio manager to portfolio manager, and, in some cases (such as where Putnam Management lacks relevant ESG data), ESG considerations may not represent a material component of a fund’s investment process. Other than in the case of Putnam Sustainable Future ETF and Putnam Sustainable Leaders ETF, the consideration of ESG factors as part of a fund’s investment process does not mean that a fund pursues a specific “ESG” or “sustainable” investment strategy, and, depending on the fund, Putnam Management may sometimes make investment decisions other than on the basis of relevant ESG considerations.

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Exchange-Traded Notes

The fund may invest in exchange-traded notes (“ETNs”). An ETN is a type of senior, unsecured, unsubordinated debt security whose returns are linked to the performance of a particular market index or other reference assets less applicable fees and expenses. ETNs are listed on an exchange and traded in the secondary market. Investors may hold the ETN until maturity, at which time the issuer is obligated to pay a return linked to the performance of the relevant market index less applicable fees and expenses. ETNs typically do not make periodic interest payments and principal typically is not protected.

The market value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand of the ETN, economic, legal, political or geographic events that affect the reference assets, volatility and lack of liquidity in the reference assets, changes in the applicable interest rates, the current performance of the market index to which the ETN is linked, and the credit rating of the ETN issuer. The market value of an ETN may differ from the performance of the applicable market index, and there may be times when an ETN trades at a premium or discount. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities underlying the market index that the ETN seeks to track. A change in the issuer’s credit rating may also impact the value of an ETN despite the underlying market index remaining unchanged.

ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (the “IRS”) will accept, or a court will uphold, how the fund characterizes and treats ETNs for tax purposes.

An ETN that is tied to a specific market index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market index. ETNs also incur certain expenses not incurred by their applicable market index, and the fund would bear a proportionate share of any fees and expenses borne by the ETN in which it invests.

The fund’s ability to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN. Some ETNs that use leverage in an effort to amplify the returns of an underlying market index can, at times, be relatively illiquid and may therefore be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater. The extent of the fund’s investment in commodity-linked ETNs, if any, is limited by tax considerations. For more information regarding the tax treatment of commodity-linked ETNs, please see “Taxes” below.

ETNs are generally similar to structured investments. For discussion of these investments and the risks generally associated with them, see “Structured Investments” in this SAI.

Foreign Investments and Related Risks

A fund may only invest in common stocks listed on a foreign exchange that trades contemporaneously with the fund’s shares. A may also invest in ADRs and ETFs that invest in foreign securities. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund’s foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. In addition, the fund is required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for a foreign currency declines after a fund’s income has been earned and translated into U.S. dollars (but before payment), the fund could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time a fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

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There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting, auditing, custody, disclosure and financial reporting standards and practices comparable to those in the United States. In addition, there may be less (or less effective) regulation of exchanges, brokers and listed companies in some foreign countries. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may be more complex and involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund’s assets held abroad) and expenses not present in the settlement of investments in U.S. markets. In addition, local market holidays or other factors may extend the time for settlement of purchases and sales of the Fund’s investments in securities that trade on foreign markets. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations. Extended settlement cycles or other delays in settlement may increase the fund’s liquidity risk and require the fund to employ alternative methods (e.g., through borrowings) to satisfy redemption requests during periods of large redemption activity in Fund shares.

In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of economic sanctions or embargoes (whether imposed by the United States or another country or other governmental or non-governmental organization), currency exchange controls, foreign withholding or other taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political, social or financial instability and diplomatic developments which could affect the value of the fund’s investments in certain foreign countries. Such actions could result in the devaluation of a country’s currency or a decline in the value and liquidity of securities of issuers in that country. In some cases (including in the case of sanctions), such actions also could result in a freeze on an issuer’s securities which would prevent the fund from selling securities it holds. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding or other taxes, and special U.S. tax considerations may apply.

Many foreign countries are heavily dependent upon exports, particularly to developed countries, and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the United States and other countries with which they trade. These economies also have been and may continue to be negatively impacted by economic conditions in the United States and other trading partners, which can lower the demand for goods produced in those countries.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund’s ability to invest in securities of certain issuers organized under the laws of those foreign countries. These restrictions may take the form of prior governmental approval requirements, limits on the amount or type of securities held by foreigners and limits on the types of companies in which foreigners may invest (e.g., limits on investment in certain industries). Sanctions imposed by the United States government on other countries or persons or issuers operating in such countries could restrict the fund’s ability to buy affected securities or to sell any affected securities it has previously purchased, which may subject the fund to greater risk of loss in those securities. Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors.

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For purposes of some foreign holding limits or disclosure thresholds, all positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable limits or thresholds have been exceeded. Thus, even if the fund does not intend to exceed applicable limits, it is possible that different clients managed by Putnam Management and its affiliates (including separate affiliates owned by Power Corporation of Canada outside the Putnam Investments group) may be aggregated for this purpose. These limits may adversely affect the fund’s ability to invest in the applicable security.

The risks described above, including the risks of nationalization or expropriation of assets, typically are increased in connection with investments in developing countries, also known as “emerging markets.” For example, political and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will present viable investment opportunities for the fund. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. In such an event, it is possible that the fund could lose the entire value of its investments in the affected market. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. In addition, the economies of certain developing or emerging market countries may be dependent on a single industry or limited group of industries, which may increase the risks described above and make those countries particularly vulnerable to global economic and market changes. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced devaluations relative to the U.S. dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. When debt and similar obligations issued by foreign issuers are denominated in a currency (e.g., the U.S. dollar or the Euro) other than the local currency of the issuer, the subsequent strengthening of the non-local currency against the local currency will generally increase the burden of repayment on the issuer and may increase significantly the risk of default by the issuer.

ADRs are certificates issued by a U.S. financial institution (“depository”) evidencing ownership of shares of a foreign issuer that have been deposited with the depository. ADRs in which a fund may invest will trade on a U.S. securities exchange. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository may not have physical custody of the underlying shares at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing in foreign securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations or other exposure to foreign markets. If the fund invests in securities issued by foreign issuers, the fund may be subject to the risks described above even if all of the fund’s investments are denominated in U.S. dollars, especially with respect to issuers whose revenues are principally earned in a foreign currency but whose debt obligations have been issued in U.S. dollars or other hard currencies.

Futures Contracts

A futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at

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settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as “contract markets” -- approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

The fund may invest in U.S. listed futures contracts where the future contract’s reference asset is an asset that the fund could invest in directly, or in the case of an index future, is based on an index of a type of asset that the fund could invest in directly, such as a Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”) future. All future contracts that a fund may invest in will be traded on a U.S. futures exchange.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

When the fund enters into a futures contract, the fund is required to deliver to the futures broker an amount of liquid assets known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit in that it is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. Futures contracts also involve brokerage costs. Subsequent payments, called “variation margin” or “maintenance margin,” to and from the broker are made on a daily basis as the value of the futures contract fluctuates, a process known as “marking to the market.” For example, if the fund purchases a futures contract on an underlying security and the price of that security rises, the value of the futures contract will increase and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, if the price of the underlying security declines, the value of the futures contract will decrease and the fund will be required to make a variation margin payment to the broker based on that decrease in value. Upon the closing of a futures contract, the fund will receive or be required to pay additional cash based on a final determinations of variation margin.

Although futures contracts (other than index futures and futures based on the volatility or variance experienced by an index) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Index futures and futures based on the volatility or variance experienced by an index do not call for actual delivery or acceptance of commodities or securities, but instead require cash settlement of the futures contract on the settlement date specified in the contract. Such contracts may also be closed out before the settlement date. The fund may close some or all of its futures positions at any time prior to their expiration. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund’s theoretical loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser’s entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss. Such closing transactions involve additional commission costs.

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A portion of any capital gains from futures contracts in which the fund invests directly will be treated for federal income tax purposes as short-term capital gains that, when distributed to taxable shareholders, will be taxable as ordinary income. The fund’s investments in futures may cause the fund to recognize income without receiving cash with which to make the distributions necessary to qualify and be eligible for treatment as a regulated investment company and avoid a fund-level tax. The fund may therefore need to liquidate other investments, including when it is not advantageous to do so, to meet its distribution requirement.

With respect to each fund, Putnam Management has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the CFTC. Accordingly, Putnam Management (with respect to these funds) is not subject to registration or regulation as a “commodity pool operator” under the CEA. To remain eligible for the exclusion, each of these funds will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures. In the event that a fund’s investments in commodity interests are not within the thresholds set forth in the exclusion, Putnam Management may be required to register as a “commodity pool operator” and/or “commodity trading advisor” with the CFTC with respect to that fund. Putnam Management’s eligibility to claim the exclusion with respect to a fund will be based upon, among other things, the level and scope of the fund’s investment in commodity interests, the purposes of such investments and the manner in which the fund holds out its use of commodity interests. A fund’s ability to invest in commodity interests (including, but not limited to, futures and swaps on broad-based securities indexes and interest rates) is limited by Putnam Management’s intention to operate the fund in a manner that would permit Putnam Management to continue to claim the exclusion under Rule 4.5, which may adversely affect the fund’s total return. In the event the fund’s investments in commodity interests require Putnam Management to register with the CFTC as a commodity pool operator with respect to a fund, the fund’s expenses may increase, adversely affecting that fund’s total return.

Index futures. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index.

For example, the S&P 500 is composed of 500 selected U.S. common stocks. The S&P 500 assigns relative weightings to the common stocks that comprise the index, and the value of the index fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are currently to buy or sell 250 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 250 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $1,000 (250 units x gain of $4). If the fund enters into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $500 (250 units x loss of $2).

Risks of transactions in futures contracts. Successful use of futures contracts by the fund is subject to Putnam Management’s ability to predict movements in various factors affecting securities markets, including interest rates and market movements, and, in the case of index futures and futures based on the volatility or variance experienced by an index, Putnam Management’s ability to predict the future level of the index or the future volatility or variance experienced by an index. For example, it is possible that, where the fund has sold futures contracts to hedge its portfolio against a decline in the market, the index on which the futures contracts are written may advance and the value of securities held in the fund’s portfolio, which may differ from those that comprise the index, may decline. If this occurred, the fund would lose money on the futures contracts and experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against

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the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions.

The use of futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities or other assets underlying the futures contracts purchased and sold by the fund, of the futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures contracts used by the fund and the portion of the portfolio being hedged, the prices of futures contracts may not correlate perfectly with movements in the underlying asset due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the expected relationship between the underlying asset and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the underlying asset and movements in the prices of related futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position. In addition, in the case of hedging transactions, an incorrect correlation could result in a loss on both the hedged securities in the fund and the hedging vehicle, so that the portfolio return might have been greater had hedging not been attempted.

The risk of a position in a futures contract may be very large compared to the relatively low level of margin a fund is required to deposit. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the fund relative to the size of a required margin deposit. In addition, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so. The fund will typically be required to post margin with its futures commission merchant in connection with its transactions in futures contracts. In the event of an insolvency of the futures commission merchant, the fund may not be able to recover all (or any) of the margin it has posted with the futures commission merchant, or to realize the value of any increase in the price of its positions. The fund also may be delayed or prevented from recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures that may interfere with the timely execution of customer orders. For example, futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. Futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed

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with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange for such contracts (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. If the fund were unable to liquidate a futures contract due to the absence of a liquid secondary market, the imposition of price limits or otherwise, it could incur substantial losses. The fund would continue to be subject to market risk with respect to the position. Also, the fund would continue to be required to make daily variation margin payments and might be required to maintain a position being hedged by the futures contract or to maintain cash or securities in a segregated account.

Illiquid Investments

An illiquid investment means any investment that cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Although a fund will not purchase any securities that are illiquid investments (as defined in Rule 22e-4(a)(8) under the 1940 Act) at the time of purchase, a security that was liquid at the time of purchase may later become illiquid. Illiquid investments may be considered speculative and may be difficult to sell. The sale of many of these investments may be prohibited or limited by law or contract. Illiquid investments may be difficult to value for purposes of calculating a fund’s net asset value. A fund may not be able to sell illiquid investments when Putnam Management considers it desirable to do so, or a fund may be able to sell them only at less than their value. The larger size of certain fund holdings and the lack of liquidity in securities markets may limit a fund’s ability to sell illiquid investments, or to sell them at appropriate prices, thereby negatively impacting the fund.

Initial Public Offerings

The fund may purchase equity securities in initial public offerings (“IPOs”). These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in an IPO frequently are very volatile in price (and may, therefore, involve greater risk) due to factors such as market psychology prevailing at the time of the IPO, the absence of a prior public market, unseasoned trading, the small number of shares available for trading, and limited availability of information about the issuer. Because of the price volatility of IPO securities, the fund may hold securities purchased in an IPO for a very short period of time. As a result, the fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

There can be no assurance that investments in IPOs will be available to the funds or improve a fund’s performance. At any particular time or from time to time the fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, to the extent that the number of Putnam funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the fund. As the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease.

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Interfund Borrowing and Lending

To satisfy redemption requests or to cover unanticipated cash shortfalls, the fund has entered into a Master Interfund Lending Agreement by and among each Putnam fund and Putnam Management (the “Interfund Lending Agreement”) under which a Putnam fund may lend or borrow money (Putnam money market funds may lend, but not borrow) for temporary purposes directly to or from another Putnam fund (an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order dated April 10, 2002 (the “Putnam Exemptive Order”) granted to the fund permitting such Interfund Loans. All Interfund Loans would consist only of uninvested cash reserves that the lending fund otherwise would invest in short-term repurchase agreements or other short-term instruments. At this time, Putnam Short-Term Investment Fund is the only Putnam fund expected to make its uninvested cash reserves available for Interfund Loans.

On March 23, 2020, the SEC issued a temporary exemptive order (the “Temporary SEC Order”) granting relief to funds in response to the market impacts of COVID-19. The Temporary Order permitted the Putnam funds to deviate from certain terms and conditions of the Putnam Exemptive Order permitting the Putnam funds to participate in an interfund lending facility, including with respect to the maximum term of an interfund loan and the maximum percentage of a lending fund’s assets that may be loaned. Under the Temporary Order, a fund may lend up to 25% of its net assets notwithstanding provisions in the Exemptive Order that limit the aggregate loans to all borrowing funds to 15% of the lending fund’s net assets. The Amended and Restated Interfund Lending Agreement also provides that a maximum term of 60 days for any interfund loan made in reliance on the Temporary Order is permitted.

If the fund has outstanding borrowings, any Interfund Loans to the fund (a) would be at an interest rate equal to or lower than that of any outstanding bank loan, (b) would be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, and (c) would have a maturity no longer than any outstanding bank loan (and in any event not over seven days). In addition, if an event of default were to occur under any agreement evidencing an outstanding bank loan to the fund, the event of default would automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral, if any). Such a call would be deemed made if a lending bank exercises its right to call its loan under its agreement with the borrowing fund.

The fund may make an unsecured borrowing under the Interfund Lending Agreement if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the fund has a secured loan outstanding from any other lender, including but not limited to another Putnam fund, the fund’s Interfund Loan would be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan secured by collateral. If (i) the fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets,(ii) the fund’s total outstanding borrowings exceed 10% of its total assets for any reason (such as a decline in net asset value or because of shareholder redemptions), or (iii) the fund has outstanding secured Interfund Loans, the fund may borrow through the Interfund Lending Agreement on a secured basis only. All secured Interfund Loans would be secured by the pledge of segregated collateral with a market value equal to at least 102% of the outstanding principal value of the Interfund Loan. The fund may not borrow from any source if its total outstanding borrowings immediately after the borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the fund’s fundamental investment restrictions.

The fund may not lend to another Putnam fund under the Interfund Lending Agreement if the Interfund Loan would cause its aggregate outstanding Interfund Loans to exceed 15% of the fund’s current net assets (25% under the Temporary Order) at the time of the Interfund Loan. The fund’s Interfund Loans to any one fund may not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans would be limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days (60 days under the Temporary Order). Interfund Loans effected within seven days of each other would be treated

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as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the Putnam Exemptive Order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. If the fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one business day’s notice or not renewed, in which case the fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due. In the case of a default by a borrowing fund and to the extent that the loan is collateralized, the lending fund could take possession of collateral that it is not permitted to hold and, therefore, would be required to dispose of such collateral as soon as possible, which could result in a loss to the lending fund. Because Putnam Management provides investment management services to both the lending fund and the borrowing fund, Putnam Management may have a potential conflict of interest in determining whether an Interfund Loan is appropriate for the lending fund and the borrowing fund. The funds and Putnam Management have adopted policies and procedures that are designed to manage potential conflicts of interest, but the administration of the Interfund Program may be subject to such conflicts.

Legal and Regulatory Risks Relating to Investment Strategy

The fund may be adversely affected by new (or revised) laws or regulations that may be imposed by the Internal Revenue System or Treasury Department, the CFTC, the SEC, the U.S. Federal Reserve or other banking regulators, or other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets. These agencies are empowered to promulgate a variety of rules pursuant to financial reform legislation in the United States. The fund may also be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. For example, there has been an increase in governmental, as well as self-regulatory, scrutiny of the alternative investment industry. It is impossible to predict what, if any, changes in regulations may occur, but any regulation that restricts the ability of the fund to trade in securities could have a material adverse impact on the fund’s performance.

In October 2016, the SEC adopted a liquidity risk management rule, Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) that requires each fund to establish a liquidity risk management program. The funds have implemented a liquidity risk management program, and the fund’s Board of Trustees has appointed Putnam Management to administer the program. Under the liquidity risk management program, the liquidity risk of each fund is assessed, managed, and periodically reviewed and each portfolio investment held by each fund is classified as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment” or “illiquid investment.” The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interest in the fund. The liquidity of a fund’s portfolio investments is determined based on relevant market, trading and investment-specific considerations under the fund’s liquidity risk management program. The impact the Liquidity Rule will have on the funds, and on the open-end fund industry in general, is not yet fully known, but the rule could impact a fund’s performance and its ability to achieve its investment objective(s). Please see “Illiquid Investments” above for more information.

The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. The CFTC, SEC, and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). The European Union (“EU”) and some other countries have implemented similar requirements that affect the fund when it enters into derivatives transactions with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. For example, the U.S. government and the EU have adopted mandatory minimum

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margin requirements for bilateral derivatives. New variation margin requirements became effective in 2017 and new initial margin requirements are expected to become effective for swaps between swap dealers and many buy-side entities in 2020. Such requirements could increase the amount of margin the fund needs to provide in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive. In addition, in October 2020, the SEC adopted Rule 18f-4 under the 1940 Act (the “Derivatives Rule”), regulating the use by registered investment companies of derivatives and many related instruments. The compliance date for the Derivatives Rule is August 19, 2022. The Derivatives Rule requires, among other things, that certain entities adopt a derivatives risk management program, comply with limitations on leveraged-related risk based on a relative “value-at-risk” test and update reporting and disclosure procedures. These and other new or evolving regulations could, among other things, further restrict the fund’s ability to engage in, or increase the cost to the fund of, derivatives transactions, and the fund may be unable to execute its investment strategy as a result. Regulatory changes also may affect counterparty risk. Because these requirements are new and evolving, their ultimate impact on the fund and the financial system is not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, central clearing and related requirements expose the fund to new kinds of costs and risks.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts. The CFTC has proposed position limits for certain swaps. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if the fund does not intend to exceed applicable position limits, it is possible that different clients managed by Putnam Management and its affiliates may be aggregated for this purpose. Any modification of trading decisions or elimination of open positions that may be required to avoid exceeding such limits may adversely affect the profitability of the fund.

In October 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in another investment company. These changes include, among other things, amendments to Rule 12d1-1, the rescission of Rule 12d1-2, the adoption of Rule 12d1-4, and the rescission of certain exemptive relief issued by the SEC permitting such investments in excess of statutory limits. These regulatory changes may adversely impact each fund’s investment strategies and operations.

Market Risk

The value of securities in a fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions (including perceptions about monetary policy, interest rates or the risk of default), government actions (including protectionist measures, intervention in the financial markets or other regulation, and changes in fiscal, monetary or tax policies), geopolitical events or changes (including natural disasters, epidemics or pandemics, terrorism and war), and factors related to a specific issuer, geography, industry or sector. In addition, the increasing popularity of passive index-based investing may have the potential to increase security price correlations and volatility. (As passive strategies generally buy or sell securities based simply on inclusion and representation in an index, securities prices will have an increasing tendency to rise or fall based on whether money is flowing into or out of passive strategies rather than based on an analysis of the prospects and valuation of individual securities. This may result in increased market volatility as more money is invested through passive strategies). These and other factors may lead to increased volatility and reduced liquidity in a fund’s portfolio holdings, particularly for larger investments.

Legal, political, regulatory and tax changes may cause fluctuations in markets and securities prices. In the past, governmental and non-governmental issuers have defaulted on, or have been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. Defaults or restructurings by governments or

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others of their debts could have substantial adverse effects on economies, financial markets, and asset valuations around the world. In addition, financial regulators, including the U.S. Federal Reserve and the European Central Bank, at times have taken steps to maintain historically low interest rates, such as by purchasing bonds. Certain countries and regulatory bodies use negative interest rates as a monetary policy tool to encourage economic growth during periods of deflation. In a negative interest rate environment, debt instruments may trade at negative yields, which means the purchaser of the instrument may receive at maturity less than the total amount invested. In addition, in a negative interest rate environment, if a bank charges negative interest rates, instead of receiving interest on deposits, a depositor must pay the bank fees to keep money with the bank. To the extent a fund holds a debt instrument or has a bank deposit with a negative interest rate, the fund would generate a negative return on that investment. In light of current market conditions, interest rates in the United States and many other countries are at or near historic lows, and in some cases, such rates are negative. During periods of very low or negative interest rates, a fund’s susceptibility to interest rate risk (i.e., the risks associated with changes in interest rates) may be magnified, its yield and income may be diminished and its performance may be adversely affected (e.g., during periods of very low or negative interest rates, the Fund may be unable to maintain positive returns). These levels of interest rates (or negative interest rates) may magnify the risks associated with rising interest rates. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, including market volatility and reduced liquidity, and may adversely affect a fund’s yield, income and performance.

Some governmental authorities at times have taken steps to devalue their currencies substantially or have taken other steps to counter actual or anticipated market or other developments. Steps by those regulators and authorities to implement, or to curtail or taper, these activities could have substantial negative effects on financial markets. The withdrawal of support, failure of efforts in response to a financial crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the values and liquidity of certain securities.

The funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, economic uncertainty, and other geopolitical events (including sanctions, tariffs, exchange controls or other cross-border trade barriers) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. In addition, trade disputes (such as the “trade war” between the United States and China that intensified in recent years) may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.  Events such as these and their impact on a fund are difficult to predict.

Likewise, natural and environmental disasters, epidemics or pandemics, and systemic market dislocations may be highly disruptive to economies and markets, and may result in significant market volatility, exchange trading suspensions or closures, or a substantial economic downturn or recession.  Those events, as well as other changes in foreign and domestic economic and political conditions, also could disrupt the operations of a fund or its service providers or adversely affect individual issuers or related groups of issuers, interest rates, credit ratings, default rates, inflation, supply chains, consumer demand, investor sentiment, and other factors affecting the value or liquidity of a fund’s investments.

An outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions; significant disruptions to business operations, supply chains and customer activity; lower consumer demand for goods and services; higher levels of unemployment; event cancellations and restrictions; service cancellations, reductions and other changes; significant challenges in healthcare service preparation and delivery; prolonged quarantines; and general concern and uncertainty. These impacts have negatively affected, and may continue to negatively affect, the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. The COVID-19 pandemic also has resulted in significant market volatility,

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exchange trading suspensions and closures, declines in global financial markets, higher default rates, and economic downturns and recessions, and may continue to have similar effects in the future.  In addition, actions taken by government and quasi-governmental authorities and regulators throughout the world in response to the COVID-19 pandemic, including significant fiscal and monetary policies changes, may affect the value, volatility, and liquidity of some securities and other assets. The health crises caused by the COVID-19 pandemic may also exacerbate other pre-existing political, social, economic, market and financial risks. The effects of the outbreak in developing or emerging market countries may be greater due to less established health care systems. The foregoing could impair a fund’s ability to maintain operational standards (such as with respect to creations and redemptions of fund shares), disrupt the operations of afund’s service providers, adversely affect the value and liquidity of a fund’s investments, and negatively impact the fund’s performance and your investment in the fund. Given the significant uncertainty surrounding the magnitude, duration, reach, costs and effects of the COVID-19 pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, it is difficult to predict its potential impacts on a fund’s investments.

Securities and financial markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets, contribute to overall market volatility and adversely affect the values of the fund’s investments.

Given the increasing interdependence among global economies and markets, conditions in one country, region or market might adversely affect financial conditions or issuers in other countries, regions or markets. For example, any partial or complete dissolution of the Economic and Monetary Union of the European Union, or any increased uncertainty as to its status, could have significant adverse effects on global currency and financial markets, and on the values of the fund’s investments. On January 31, 2020, the United Kingdom formally withdrew from the European Union (commonly known as “Brexit”), and entered a transition period which ended on December 31, 2020. On December 30, 2020, the European Union and the United Kingdom signed the EU-UK Trade and Cooperation Agreement ("TCA"), an agreement on the terms governing certain aspects of the European Union's and the United Kingdom's relationship following the end of the transition period. Notwithstanding the TCA, following the transition period, there is likely to be considerable uncertainty as to the United Kingdom's post-transition framework. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets.  Potential negative long-term effects could include, among others, greater market volatility and illiquidity, disruptions to world securities markets, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and an increased likelihood of a recession in the United Kingdom. To the extent a fund has focused its investments in a particular country, region or market, adverse geopolitical and other events impacting that country, region or market could have a disproportionate impact on the fund.

[Master Limited Partnerships (MLPs)

A MLP generally is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for U.S. federal income tax purposes. MLPs may derive income and gains from, among other things, the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by one or more of the following: a major energy company, an investment fund, or the direct management of the MLP. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership through ownership of common units and have a limited role in the partnership’s operations and management.

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MLP securities in which certain funds may invest can include, but are not limited to: (i) equity securities of MLPs, including common units, preferred units or convertible subordinated units; (ii) debt securities of MLPs, including debt securities rated below investment grade; (iii) securities of MLP affiliates; (iv) securities of open-end funds, closed-end funds or exchange-traded funds (“ETFs”) that invest primarily in MLP securities; or (v) exchange-traded notes whose returns are linked to the returns of MLPs or MLP indices.

The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, MLP common units represent an equity ownership interest in a partnership, providing limited voting rights and entitling the holder to a share of the company’s success through distributions and/or capital appreciation. Unlike shareholders of a corporation, common unit holders do not elect directors annually and generally have the right to vote only on certain significant events, such as mergers, a sale of substantially all of the assets, removal of the general partner or material amendments to the partnership agreement. In addition, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation.

MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities can also be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests. For example, companies operating in the energy MLP sector are subject to risks that are specific to the industry in which they operate. MLPs and other companies that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve which may be impacted by a wide range of factors including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions, among others. Energy MLP companies are subject to varying demand for oil, natural gas or refined products in the markets they serve, as well as changes in the supply of products requiring gathering, transport, processing, or storage due to natural declines in reserves and production in the supply areas serviced by the companies’ facilities. Declines in oil or natural gas prices, as well as adverse regulatory decisions, may cause producers to curtail production or reduce capital spending for production or exploration activities, which may in turn reduce the need for the services provided by energy MLP companies. Lower prices may also create lower processing margins. Energy MLPs may also be subject to regulation by the Federal Energy Regulatory Commission (“FERC”) with respect to tariff rates that these companies may charge for interstate pipeline transportation services. An adverse determination by FERC with respect to tariff rates of a pipeline MLP could have a material adverse effect on the business, financial conditions, result of operations, cash flows and prospects of that pipeline MLP and its ability to make cash distributions to its equity owners.]

Money Market Instruments

Money market instruments, or short-term debt instruments, consist of obligations such as commercial paper, bank obligations (e.g., certificates of deposit and bankers’ acceptances), repurchase agreements, and various government obligations, such as Treasury bills. These instruments have a remaining maturity of one year or less and are generally of high credit quality. Money market instruments may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the IRS nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect

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the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Commercial paper is a money market instrument issued by banks or companies to raise money for short-term purposes. Commercial paper is usually sold on a discounted basis rather than as an interest-bearing instrument. Unlike some other debt obligations, commercial paper is typically unsecured, which increases the credit risk associated with this type of investment. In some cases, commercial paper may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Certificates of deposit may include those issued by foreign banks outside the United States. Such certificates of deposit include Eurodollar and Yankee certificates of deposit. Eurodollar certificates of deposit are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States. Yankee certificates of deposit are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Time deposits are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid.

In accordance with rules issued by the SEC, the fund may from time to time invest all or a portion of its cash balances in money market advised by Putnam Management. In connection with such investments, Putnam Management may waive a portion of the advisory fees otherwise payable by the fund. See “Charges and expenses” in Part I of this SAI for the amount, if any, waived by Putnam Management in connection with such investments.

Preferred Stocks

The fund may invest in preferred stocks that are traded on a U.S. stock exchange or foreign exchange that trades contemporaneously with the fund’s shares. A preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer’s assets but is junior to the debt securities of the issuer in those same respects. Under ordinary circumstances, preferred stock does not carry voting rights. As with all equity securities, the value of preferred stock fluctuates based on changes in a company’s financial condition and on overall market and economic conditions. The value of preferred stocks is particularly sensitive to changes in interest rates and is more sensitive to changes in an issuer’s creditworthiness than is the value of debt securities. In addition, many preferred stocks may be called or redeemed prior to their maturity by the issuer under certain conditions, which can limit the benefit to investors of a decline in interest rates. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Additionally, if the issuer of preferred stock experiences economic or financial difficulties, its preferred stock may lose value due to the reduced likelihood that its board of directors

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will declare a dividend. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions. If the fund owns a preferred stock that is deferring its distribution, it may be required to report income for tax purposes despite the fact that it is not receiving current income on this position. Preferred stocks often are subject to legal provisions that allow for redemption in the event of certain tax or legal changes or at the issuer’s call. In the event of redemption, the fund may not be able to reinvest the proceeds at comparable rates of return. Preferred stocks are subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities. Preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities, and U.S. government securities.

Certain types of preferred stocks may be convertible securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued on debt or dividends paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, preferred stocks that are convertible securities have characteristics similar to non-convertible preferred stocks. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

The market value of a convertible security is a function of its “investment value” and its “conversion value.” A security’s “investment value” represents the value of the security without its conversion feature (i.e., a nonconvertible security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value may be dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure. A security’s “conversion value” is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current market price of the underlying security. Because of the conversion feature, the market value of a convertible security will normally fluctuate in some proportion to changes in the market value of the underlying security, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions.

A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. If the conversion value of a convertible security is significantly below its investment value, the convertible security generally trades like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security is typically more heavily influenced by fluctuations in the market price of the underlying security. Generally, the amount of the premium decreases as the convertible security approaches maturity. Convertible securities generally have less potential for gain than common stocks.

The fund’s investments in convertible securities may at times include preferred stocks that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the

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security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

Real Estate Investment Trusts (REITs)

The fund may invest in exchange-traded REITs. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. REITs may concentrate their investments in specific geographic areas or in specific property types (i.e., hotels, shopping malls, residential complexes and office buildings). Like regulated investment companies such as the fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Code. The fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the fund’s own expenses.

Investing in REITs may involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). The market value of REIT shares and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owners to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, failing to maintain their exemptions from registration under the Investment Company Act, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs (“hybrid REITs”). Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the risk of borrower default, the likelihood of which is increased for mortgage REITs that invest in sub-prime mortgages. REITs, and mortgage REITs in particular, are also subject to interest rate risk. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the fund’s REIT investments to decline. During periods when interest rates are declining, mortgages are often refinanced. Refinancing may reduce the yield on investments in mortgage REITs. In addition, since REITs depend on payment under their mortgage loans and leases to generate cash to make distributions to their shareholders, investments in REITs may be adversely affected by defaults on such mortgage loans or leases. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate, and thus may be subject to risks associated with both real estate ownership and investments in mortgage-related securities.

Investing in certain REITs, which often have small market capitalizations, may also involve the same risks as investing in other small capitalization companies. REITs may have limited financial resources and their securities may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks such as those included in the S&P 500 Index. The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties

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through joint ventures or in other circumstances in which the REIT may not have control over its investments. REITs may incur significant amounts of leverage.

REITs are dependent upon their operators’ management skills, are generally not diversified (except to the extent the Code requires), and are subject to heavy cash flow dependency, borrower default or self-liquidation. REITs are also subject to the possibility of failing to qualify for the tax-advantaged treatment available to REITs under the Code or failing to maintain their exemptions from registration under the 1940 Act. In addition, REITs may be adversely affected by changes in federal tax law, for example, by limiting their permissible businesses or investments. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

The fund’s investment in a REIT may result in the fund making distributions that constitute a return of capital to fund shareholders for federal income tax purposes or may require the fund to accrue and distribute income not yet received. In addition, distributions by a fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Repurchase Agreements

A repurchase agreement is a contract under which the fund, the buyer under the contract, acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller (or repurchase agreement counterparty) to repurchase, and the fund to resell, the security at a fixed time and price, which represents the fund’s cost plus interest (or, for repurchase agreements under which the fund acquires a security and then sells it short, the fund’s cost of “borrowing” the security). A repurchase agreement with a stated maturity of longer than one week is generally considered an illiquid investment. It is the fund’s present intention to enter into repurchase agreements only with banks and registered broker-dealers.

The fund may be exposed to the credit risk of the repurchase agreement counterparty (or seller) in the event that the counterparty is unable or unwilling to close out the repurchase agreement in accordance with its terms or the parties disagree as to the meaning or application of those terms. In such an event, the fund may be subject to expenses, delays, and risk of loss, including: (i) possible declines in the value of the underlying security while the fund seeks to enforce its rights under the agreement; (ii) possible reduced levels of income and lack of access to income during this period; and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate. The fund is also subject to the risk that the repurchase agreement instrument may not perform as expected.

Pursuant to no-action relief granted by the SEC, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

Securities Loans

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby potentially realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before the fund can dispose of it. As a matter of policy, securities loans are made to broker-dealers or other financial institutions pursuant to agreements requiring that the loans be

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continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, “marked-to-market” daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The fund bears the risk of any loss on the investment of the collateral; any such loss may exceed, potentially by a substantial amount, any profit to the fund from its securities lending activities. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities. The fund may pay fees in connection with arranging loans of its portfolio securities.

Securities of Other ETFs

Securities of ETFs represent interests in collective investment portfolios that, in turn, invest directly in underlying instruments. ETFs may seek to replicate the performance of a specific index or be actively managed.

Index ETFs seek to track the performance or dividend yield of specific indexes or companies in related industries, though unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. These indexes may be broad-based, sector-based or international.

Typically, shares of an index ETF are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called “short ETFs” or “bear ETFs”), ETF shares are expected to increase in value as the value of the underlying benchmark decreases. Inverse ETFs seek to deliver the opposite of the performance of the benchmark they track and are often marketed as a way for investors to profit from, or at least hedge their exposure to, downward moving markets. Investments in inverse ETFs are similar to holding short positions in the underlying benchmark.

Investing in ETFs involves substantially the same risks as investing directly in the underlying instruments, but also involves expenses at the ETF-level, such as portfolio management fees and operating expenses. These expenses are in addition to the fees and expenses of the fund itself, which may lead to duplication of expenses while the Putnam fund owns another ETF’s shares. In addition, investing in ETFs involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the underlying instruments or index. Performance of an index ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the index ETF may occasionally differ. To the extent the fund invests in other actively managed ETFs, its performance will also depend on the investment and research abilities of investment managers other than Putnam Management.

ETF shares typically trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. ETF shares carry the risk that the price the fund pays or receives may be higher or lower than the investment company’s net asset value. ETFs also are subject to the risk that the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times).

ETFs are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts or interruptions due to policies of the relevant exchange, unusual market conditions or other reasons. There can be no assurance that shares of an ETF will continue to be listed on an active exchange.

ETFs also may be leveraged. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or decline, in the case of inverse ETFs) of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged and inverse ETFs “reset” daily, meaning they are designed to achieve their stated objectives on a daily basis.

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Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

The extent to which the fund can invest in securities of other ETFs is generally limited by federal securities laws. For more information regarding the tax treatment of ETFs, please see “Taxes” below.

Short-Term Trading

In seeking the fund’s objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as “portfolio turnover” and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income when distributed to taxable individual shareholders. As a result of the fund’s investment policies, under certain market conditions the fund’s portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund’s portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund’s portfolio.

Special Purpose Acquisition Companies

The fund may invest in stock, rights, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital in the form of a blind pool via an IPO for the purpose of acquiring an existing company. The shares of a SPAC are typically issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. At a specified time following the SPAC’s IPO (generally 1-2 months), the rights and warrants may be separated from the common stock at the election of the holder, after which they become freely tradeable. After going public and until an acquisition is completed, a SPAC generally invests the proceeds of its IPO (less a portion retained to cover expenses), which are held in trust, in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective. If a SPAC does not complete an acquisition within a specified period of time after going public, the SPAC is dissolved, at which point the invested funds are returned to the SPAC’s shareholders (less certain permitted expenses) and any rights or warrants issued by the SPAC expire worthless.

Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, the securities issued by a SPAC, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Temporary Defensive Strategies

In response to adverse market, economic, political or other conditions, a fund may take temporary defensive positions that are inconsistent with its principal investment strategies. However, a fund may choose not to use these temporary defensive strategies for a variety of reasons, even in very volatile market conditions. In implementing temporary defensive strategies, the fund may invest primarily in, among other things, preferred stocks, cash, U.S. Treasury securities, government money market funds, or any other Permissible Investments that Putnam Management considers consistent with such defensive strategies. When the fund takes temporary defensive positions, the fund may miss out on investment opportunities, and the fund may not achieve its

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investment objective. In addition, while temporary defensive strategies are mainly designed to limit losses, such strategies may not work as intended.

EXCHANGE TRADED FUND RISKS

Continuous Offering

The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by a fund on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with Foreside Fund Services, LLC (“Foreside”), each fund’s distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that 12 could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters,” but are effecting transactions in shares of a fund, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the 1933 Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. Firms that incur a prospectus-delivery obligation with respect to shares of each fund are reminded that, under Rule 153 under the 1933 Act, a prospectus-delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available from the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Listing and Trading

Shares of each fund have been approved for listing and trading on an exchange. Each fund’s shares trade on an exchange at prices that may differ to some degree from their NAV. The listing exchange may remove each fund’s shares from listing if, among other things (i) following the initial 12-month period beginning upon the commencement of trading of each fund, there are fewer than 50 beneficial owners of each fund’s shares for 30 or more consecutive trading days; (ii) either the Tracking Basket or the holdings of the portfolio are not made available to all market participants at the same time; (iii) a fund has failed to file any filings required by the SEC or listing exchange is aware that a fund is not in compliance with the conditions of any exemptive order or no-action relief granted by the SEC with respect to the fund; (iv) certain ongoing listing requirements are not continuously maintained; (v) any of the representations made by a fund in connection with its listing order are not continuously met; or (vi) such other event shall occur or condition exists that, in the opinion of the listing exchange, makes further dealings on the exchange inadvisable. The listing exchange will remove each fund’s shares from listing and trading upon termination of the trust. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of each fund’s shares will continue to be met.

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As in the case of other publicly-traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

Unlike other actively managed ETFs that publish their portfolio holdings on a daily basis, each fund does not publicly disclose the composition of its portfolio each business day, which may affect the price at which shares of a fund trade in the secondary market. Given the differences between each fund and ETFs that disclose their complete holdings daily, there is a risk that market prices of a fund may vary significantly from NAV, and that a fund’s shares may trade at a wider bid/ask spread – and therefore cost investors more to trade – than shares of other ETFs. These risks are heightened during periods of market disruption or volatility. In addition, although a fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify a fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders, such as front running a fund’s trades of portfolio securities.

TAXES

[The following discussion of U.S. federal income tax consequences is based on the Code, existing U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.]

[Taxation of the fund. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of the fund’s taxable year, (i) at least 50% of the market value of the fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the fund’s total assets is invested, including through corporations in which the fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

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In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income of a regulated investment company derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in paragraph (b) above, identification of the issuer (or, in some cases, issuers) of a particular fund investment will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the fund’s ability to meet the diversification test in (b) above. Also, for the purposes of the diversification test in paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to U. S. federal income tax on income or gains distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If the fund were to fail to meet the income, diversification or distribution test described above, the fund could in some cases cure such failure, including by paying a fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If the fund were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders, and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, that the shareholder meets certain holding period and other requirements in respect of the fund’s shares (as described below). In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

The fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net tax-exempt income (if any). The fund may distribute its net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards). Investment company taxable income (which is retained by the fund) will be subject to tax at regular corporate rates. The fund may also retain for investment its net capital gain. If the fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If the fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the fund will be increased by an amount equal to

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the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The fund is not required to, and there can be no assurance the fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income and its earnings and profits, a regulated investment company generally may also elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion, if any, of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss, if any, from the sale, exchange or other taxable disposition of property, attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary loss, if any, attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would otherwise be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, the fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

The fund distributes its net investment income and capital gains to shareholders as dividends at least annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid U.S. federal income or excise tax. Provided it is not treated as a “personal holding company” for U.S. federal income tax purposes, the fund is permitted to treat the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the fund’s accumulated earnings and profits as a dividend on the fund’s tax return. This practice, which involves the use of tax equalization, will have the effect of reducing the amount of income and gains that the fund is required to distribute as dividends to shareholders in order for the fund to avoid U. S. federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and the amount of any undistributed income will be reflected in the value of the shares of the fund; the total return on a shareholder’s investment will not be reduced as a result of this distribution policy.]

[Fund distributions. Distributions from the fund (other than exempt-interest dividends, as discussed below) generally are taxable to shareholders as ordinary income to the extent derived from the fund’s investment income and net short-term capital gains. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares of the fund or other Putnam funds.

Taxes on distributions of capital gains are determined by how long the fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Tax rules can alter the fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain that are properly reported by the fund as capital gain dividends (“Capital Gain Dividends”) will be treated as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. The IRS and the Department of the Treasury have issued proposed regulations that

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would impose special rules in respect of Capital Gain Dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Code. Distributions from capital gains generally are made after applying any available capital loss carryforwards. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the fund of net investment income and capital gains (other than exempt-interest dividends) as described herein, and (ii) any net gain from the sale, redemption, exchange or other taxable disposition of fund shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in the fund.

Distributions of investment income reported by the fund as “qualified dividend income” received by an individual will be taxed at the reduced rates applicable to net capital gain. In order for some portion of the dividends received by a fund shareholder to be qualified dividend income, the fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the fund’s shares. In general, a dividend will not be treated as qualified dividend income (at either the fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. Each fund, other than fixed-income and money market funds, generally expects to report eligible dividends as qualified dividend income.

In general, distributions of investment income reported by the fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such fund’s shares. In any event, if the aggregate qualified dividends received by the fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the fund’s dividends (other than dividends properly reported as Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

Distributions by the fund to its shareholders that the fund properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders.

Subject to future regulatory guidance to the contrary, distributions attributable to qualified publicly traded partnership income from a fund’s investments in MLPs will ostensibly not qualify for the deduction available to non-corporate taxpayers in respect of such amounts received directly from an MLP.

In general, fixed-income and money market funds receive interest, rather than dividends, from their portfolio securities. As a result, it is not currently expected that any significant portion of such funds’ distributions to shareholders will be derived from qualified dividend income. For information regarding qualified dividend income received from underlying funds, see “Funds of funds” below.

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In general, dividends of net investment income received by corporate shareholders of the fund will qualify for the dividends-received deduction generally available to corporations only to the extent of the amount of eligible dividends received by the fund from domestic corporations for the taxable year. A dividend received by the fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)). For information regarding eligibility for the dividends-received deduction of dividend income derived from an underlying fund, see “Funds of funds” below.]

[Funds of funds. If the fund invests in shares of underlying funds, a portion of its distributable income and gains will consist of distributions from the underlying funds and gains and losses on the disposition of shares of the underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until and only to the extent that it disposes of shares of the underlying fund in a transaction qualifying for sale or exchange treatment or those losses reduce distributions required to be made by the underlying fund. Moreover, even when the fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for U.S. federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund).

In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to the fund’s sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the fund at a loss and the fund acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the fund’s hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that the fund will be required to distribute to shareholders may be greater than such amounts would have been had the fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the amount or timing of distributions from the fund qualifying for treatment as being of a particular character (e.g., as long-term capital gain, exempt interest, eligible for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the fund invested directly in the securities held by the underlying funds.

If the fund receives dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund reports such dividends as “qualified dividend income,” then the fund may, in turn, report a portion of its distributions as “qualified dividend income” as well, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.

If the fund receives dividends from an underlying fund and the underlying fund reports such dividends as eligible for the dividends-received deduction, then the fund is permitted, in turn, to designate a portion of its distributions as eligible for the dividends-received deduction, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.

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If the fund were to own 20% or more of the voting interests of an underlying fund, subject to a safe harbor in respect of certain fund of funds arrangements, the fund would be required to “look through” the underlying fund to its holdings and combine the appropriate percentage (as determined pursuant to the applicable Treasury Regulations) of the underlying fund’s assets with the fund’s assets for purposes of satisfying the 25% diversification test described above.

If, at the close of each quarter of the fund’s taxable year, at least 50% of its total assets consists of interests in other regulated investment companies (such fund, a “qualified fund of funds”), the fund will be permitted to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests, or interest on any tax-exempt obligations in which it directly invests, if any.

If the fund is a qualified fund of funds, the fund will be entitled to elect to pass through to its shareholders a credit or deduction for foreign taxes (if any) borne in respect of foreign securities income earned by the fund, or by any underlying funds and passed through to the fund. If the fund so elects, shareholders will include in gross income from foreign sources their pro rata shares of such taxes, if any, treated as paid by the fund. Even if the fund is eligible to make such an election for a given year, it may determine not to do so. If the fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction. See “Foreign taxes” below for more information.]

Derivatives, hedging and related transactions; certain exposure to commodities. In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the Commodities Futures Trading Commission is treated as short-term gain or loss, and 60% is treated as long-term gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, such contracts held by the fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above in respect of futures transactions, the fund’s derivative transactions, including futures contracts and other similar transactions, including for hedging purposes, will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund’s securities, convert long-term capital gains into short-term capital gains, short-term capital losses into long-term capital losses, or capital gains into ordinary income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund may make any applicable elections pertaining to such transactions consistent with the interests of the fund.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

The tax rules are uncertain with respect to the treatment of income or gains arising in respect of commodity-linked exchange-traded notes (“ETNs”) and certain commodity-linked structured notes; also, the timing and character of income or gains arising from ETNs can be uncertain. An adverse determination or future guidance by the IRS (which determination or guidance could be retroactive) may affect the fund’s ability to qualify for treatment as a regulated investment company and to avoid a fund-level tax.

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To the extent that, in order to achieve exposure to commodities, the fund invests in entities that are treated as pass-through vehicles for U.S. federal income tax purposes, including, for instance, certain ETFs (e.g., ETFs investing in gold bullion) and partnerships other than qualified publicly traded partnerships (as defined earlier), all or a portion of any income and gains from such entities could constitute non-qualifying income to the fund for purposes of the 90% gross income requirement described above. In such a case, the fund’s investments in such entities could be limited by its intention to qualify as a regulated investment company and could bear on its ability to so qualify. Certain commodities-related ETFs may qualify as qualified publicly traded partnerships. In such cases, the net income derived from such investments will constitute qualifying income for purposes of the 90% gross income requirement. If, however, such a vehicle were to fail to qualify as a qualified publicly traded partnership in a particular year, a portion of the gross income derived from it in such year could constitute non-qualifying income to the fund for purposes of the 90% gross income requirement and thus could adversely affect the fund’s ability to qualify as a regulated investment company for a particular year. In addition, the diversification requirement described above for regulated investment company qualification will limit the fund’s investments in one or more vehicles that are qualified publicly traded partnerships to 25% of the fund’s total assets as of the close of each quarter of the fund’s taxable year.

Investments in REITs. The fund’s investment in REIT equity securities may result in the fund’s receipt of cash in excess of the REIT’s earnings. If the fund distributes such amounts, such distribution could constitute a return of capital to the fund shareholders for U.S. federal income tax purposes. Dividends received by the fund from a REIT generally will not constitute qualified dividend income and will not qualify for the corporate dividends-received deduction.

Distributions by the fund to its shareholders that the fund properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. Non-corporate shareholders are permitted a federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Very generally, a “section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by a regulated investment company from REITs, to the extent such dividends are properly reported as such by the regulated investment company in a written notice to its shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying regulated investment company shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

[Capital loss carryforward. Distributions from capital gains generally are made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the fund retains or distributes such gains. If a fund incurs or has incurred capital losses in excess of capital gains (“net capital losses”), those losses will be carried forward to one or more subsequent taxable years; any such carryforward losses will retain their character as short-term or long-term.]

[Foreign taxes. If more than 50% of the fund’s assets at taxable year end consists of the securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries in respect of foreign securities the fund has held for at least the minimum period specified in the Code. A qualified fund of funds also may elect to pass through to its shareholders foreign taxes it has paid or foreign taxes passed through to it by any underlying fund that itself elected to pass through such taxes to shareholders (see “Funds of funds” above). In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during

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the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if the fund is eligible to make such an election for a given year, it may determine not to do so. However, even if the fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.]

[Sale, exchange or redemption of shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss generally will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. This loss disallowance, however, does not apply with respect to redemptions of fund shares held for six months or less with respect to a regular exempt-interest dividend paid by the fund if such fund declares substantially all of its net tax-exempt income as exempt-interest dividends on a daily basis, and pays such dividends at least on a monthly basis. In addition, any loss (not already disallowed as provided in the preceding sentences) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.]

[Cost basis reporting. Upon the redemption or exchange of a shareholder’s shares in the fund, the fund, or, if such shareholder’s shares are then held through a financial intermediary, the financial intermediary, will be required to provide the shareholder and the IRS with cost basis and certain other related tax information about the fund shares the shareholder redeemed or exchanged. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Shareholders can visit www.putnam.com/costbasis, or call the fund at 1-800-225-1581, or consult their financial representatives, as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Shareholders should consult their tax advisors to determine which available cost basis method is best for them.]

[Shares purchased through tax-qualified plans. Special tax rules apply to investments through employer-sponsored retirement plans and other tax-qualified plans or tax-advantaged arrangements. Shareholders should consult their tax advisors to determine the suitability of shares of the fund as an investment through such plans and arrangements and the precise effect of an investment on their particular tax situation.]

[Backup withholding. The fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

In order for a foreign investor to qualify for exemption from the backup withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a fund should consult their tax advisors in this regard.]

[Tax shelter reporting regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct

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shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.]

[Non-U.S. shareholders. Distributions by the fund to shareholders that are not “U.S. persons” within the meaning of the Code (“foreign shareholders”) properly reported by the fund as (1) Capital Gain Dividends, (2) interest-related dividends, (3) short-term capital gain dividends, each as defined below and subject to certain conditions described below, and (4) exempt-interest dividends generally are not subject to withholding of U.S. federal income tax.

In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by the fund in a written notice to shareholders. The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below. The exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. If the fund invests in other regulated investment companies that pay Capital Gain Dividends, short-term capital gain dividends or interest-related dividends to the fund, such distributions retain their character as not subject to withholding if properly reported when paid by the fund to foreign shareholders. The fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. In the case of shares held through an intermediary, the intermediary may withhold even if the fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders.

The fact that a fund achieves its goals by investing in underlying funds generally does not adversely affect the fund’s ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its investments in underlying funds, except possibly to the extent that (1) interest-related dividends received by the fund are offset by deductions allocable to the fund’s qualified interest income or (2) short-term capital gain dividends received by the fund are offset by the fund’s net short- or long-term capital losses, in which case the amount of a distribution from the fund to a foreign shareholder that is properly reported as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the underlying funds.

Distributions by the fund to foreign shareholders other than Capital Gain Dividends, interest-related dividends, and short-term capital gain dividends and exempt-interest dividends (e.g., dividends attributable to dividend and foreign-source interest income or to short-term capital gains or U.S.-source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

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Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the fund, unless (i) such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States; (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the fund (as described below).

If a beneficial holder who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

Special rules would apply if the fund were a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition of USRPIs described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs generally are defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. A fund that holds, directly or indirectly, significant interests in REITs may be a USRPHC. Interests in domestically controlled QIEs, including regulated investment companies and REITs that are QIEs, not-greater-than-10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in regulated investment companies generally are not USRPIs, but these exceptions do not apply for purposes of determining whether a fund is a QIE.

If an interest in the fund were a USRPI, the fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

If the fund were a QIE under a special “look-through” rule, any distributions by the fund to a foreign shareholder (including, in certain cases, distributions made by the fund in redemption of its shares) attributable directly or indirectly to (i) distributions received by the fund from a lower-tier regulated investment company or REIT that the fund is required to treat as USRPI gain in its hands and (ii) gains realized on the disposition of USRPIs by the fund would retain their character as gains realized from USRPIs in the hands of the fund’s foreign shareholders and would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the fund.

Foreign shareholders of the fund also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of fund shares.

Foreign shareholders should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in the fund.]

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[Other reporting and withholding requirements. Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require a fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays. The IRS and the Department of Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or Capital Gain Dividends the fund pays. If a payment by the fund is subject to FATCA withholding, the fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., short-term capital gain dividends and interest-related dividends).

Each prospective investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.]

[General Considerations. The U.S. federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the fund, as well as the effects of state, local and foreign tax law and any proposed tax law changes.]

MANAGEMENT

Trustees

Name, Address[1], Year of Birth, Position(s) Held with Fund and Length of Service as a Putnam Fund Trustee[2]	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
Liaquat Ahamed (Born 1952), Trustee since 2021	Author; won Pulitzer Prize for Lords of Finance: The Bankers Who Broke the World.	Chairman of the Sun Valley Writers Conference, a literary not-for-profit organization; and a Trustee of the Journal of Philosophy.
Katinka Domotorffy (Born 1975), Trustee since 2021	Voting member of the Investment Committees of the Anne Ray Foundation and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies.	Director of the Great Lakes Science Center and of College Now Greater Cleveland.
Catharine Bond Hill (Born 1954), Trustee since 2021

Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change.

From 2006 to 2016, Dr. Hill served as the 10th president of Vassar College.

Director of Yale-NUS College; and Trustee of Yale University.
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Mona K. Sutphen (Born 1967), Trustee since 2021	Senior Adviser at The Vistria Group, a private investment firm focused on middle-market companies in the healthcare, education, and financial services industries. From 2014 to 2018, Partner at Marco Advisory Partners, a global consulting firm.	Director of Unitek Learning, a private nursing and medical services education provider in the United States; previous Director of Pattern Energy, a publicly traded renewable energy company; Board Member, International Rescue Committee; Co-Chair of the Board of Human Rights First; Trustee of Mount Holyoke College; and Member of the Advisory Board for the Center on Global Energy Policy at Columbia University’s School of International and Public Affairs.

Interested Trustees
Aaron Cooper (Born [●]), Trustee since 2021	[●]	[●]

1 The address of each Trustee is 100 Federal Street, Boston, MA 02110. [As of the date of this SAI, each Trustee oversees a total of [●] Putnam funds in the complex.]

2 Each Trustee serves for an indefinite term, until his or her resignation, death or removal, except that Trustees who are not also officers of the Trust shall retire on December 31st of the year in which they reach their 75th birthday.

*Trustee who is an “interested person” (as defined in the 1940 Act) of the fund and Putnam Management. Mr. Cooper is deemed an “interested person” by virtue of his positions as an officer of the fund and Putnam Management. Mr. Cooper is [●] of [●] and President of the Trust.

Trustee Qualifications

Independent Trustees

Below is a brief description of the experience, qualifications, attributes and skills that contributed to the conclusion that each Independent Trustee should serve on the Board.

Liaquat Ahamed -- Mr. Ahamed’s experience as Chief Executive Officer of a major investment management organization and as head of the investment division at the World Bank, as well as his experience as an author of economic literature.

Katinka Domotorffy -- Ms. Domotorffy’s experience as Chief Investment Officer and Global Head of Quantitative Investment Strategies at a major asset management organization.

Catharine Bond Hill -- Dr. Hill’s education and experience as an economist and as president and provost of colleges in the United States.

Mona K. Sutphen – Ms. Sutphen’s extensive experience advising corporate, philanthropic and institutional investors on the intersection of geopolitics, policy and markets, as well as her prior service as White House Deputy Chief of Staff for Policy and as a US Foreign Service Officer, her work advising financial services companies on macro risks, and her service as director of public companies.

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Each Independent Trustee’s current service as a member of the Board of Trustees of the other funds in the Putnam funds complex also demonstrated a high level of diligence and commitment to the interests of fund shareholders and an ability to work effectively and collegially with other members of the Board.

Interested Trustee

Below is a brief description of the experience, qualifications, attributes and skills that contributed to the conclusion that the Interested Trustee should serve on the Board.

Aaron Cooper -- [●]

Officers

In addition to Aaron Cooper, the Trust’s President, the other officers of the Trust are shown below. All of the officers of the Trust are employees of Putnam Management or its affiliates.

Name, Address[1], Year of Birth, Position(s) Held with Fund	Length of Service with the Putnam Funds[2]	Principal Occupation(s) During Past 5 Years and Position(s) with Fund’s Investment Adviser and Distributor[3]
[●]	[●]	[●]
[●]	[●]	[●]
[●]	[●]	[●]
[●]	[●]	[●]

1The address of each Officer is 100 Federal Street, Boston, MA 02110.

2Each officer serves for an indefinite term, until his or her resignation, retirement, death or removal.

3Prior positions and/or officer appointments with the fund or the fund’s investment adviser and distributor have been omitted.

Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

Board Leadership Structure and Standing Committees

Board Leadership Structure. Currently, four out of the five Trustees of the Trust are Independent Trustees, meaning that they are not considered “interested persons” of the Trust or Putnam Management. These Independent Trustees must vote separately to approve all financial arrangements and other agreements with Putnam Management and other affiliated parties. The role of independent trustees has been characterized as that of a “watchdog” charged with oversight to protect shareholders’ interests against overreaching and abuse by those who are in a position to control or influence a fund. The Independent Trustees meet regularly as a group in executive session (i.e., without representatives of Putnam Management or its affiliates present). An Independent Trustee currently serves as chair of the Board.

[Standing Committees. The Board has two standing committees, the Audit Committee and the Nominating Committee, and has delegated certain responsibilities to those Committees.]

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[Audit Committee. The Audit Committee’s responsibilities include: (i) approving the selection, retention, termination and compensation of the Trust’s Independent Registered Public Accounting Firm; (ii) reviewing the scope of the Independent Registered Public Accounting Firm’s audit activity; (iii) reviewing the audited financial statements; and (iv) reviewing with such Independent Registered Public Accounting Firm the adequacy and the effectiveness of the Trust’s internal controls. The Audit Committee is composed entirely of Independent Trustees.]

[Nominating Committee. The Nominating Committee’s responsibilities include, among other things, identifying and recommending individuals for Board membership, and evaluating candidates for Board membership. The Nominating Committee will consider nominees for Trustee recommended by shareholders of a fund provided that such recommendations are submitted by the date disclosed in the fund’s proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the Exchange Act. The Nominating Committee is composed entirely of Independent Trustees.]

[For details regarding the number of times the standing committees of the Board of Trustees met during a fund’s last fiscal year, see “Trustee responsibilities and fees” in Part I of this SAI.]

[Risk Oversight. While risk management is the primary responsibility of the fund’s investment manager, the Trustees receive reports regarding investment risks, compliance risks and other risks. The Board also meets periodically with the funds’ Chief Compliance Officer to receive compliance reports. In addition, the Board meets periodically with the portfolio managers of the funds to receive reports regarding the management of the funds. The Board recognizes that the reports it receives concerning risk management matters are, by their nature, typically summaries of the relevant information. Moreover, the Board recognizes that not all risks that may affect the fund can be identified in advance; that it may not be practical or cost effective to eliminate or to mitigate certain risks; that it may be necessary to bear certain risks (such as investment-related risks) in seeking to achieve the fund’s investment objectives; and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. As a result of the foregoing and for other reasons, the Board’s risk management oversight is subject to substantial limitations.]

Indemnification of Trustees

The Agreement and Declaration of Trust of each fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it has been finally adjudicated that (a) they have not acted in good faith, (b) they have not acted in the reasonable belief that their actions were (i) in the best interests of the fund or (ii) at least were not opposed to the best interests of the fund, (c) in the case of a criminal proceeding, they had reasonable cause to believe the action was unlawful or (d) they were liable to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

For details of Trustees’ fees paid by the fund and information concerning retirement guidelines for the Trustees, see “Charges and expenses” in Part I of this SAI.

Putnam Management and its Affiliates

Putnam Management is one of America’s oldest and largest money management firms. Putnam Management’s staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund’s portfolio. By pooling an investor’s money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937.

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Putnam Management is a subsidiary of Putnam Investments. Great-West Lifeco Inc., a financial services holding company with operations in Canada, the United States and Europe and a member of the Power Financial Corporation group of companies, owns a majority interest in Putnam Investments. Power Financial Corporation, a diversified management and holding company with direct and indirect interests in the financial services sector in Canada, the United States and Europe, is a subsidiary of Power Corporation of Canada, a diversified international management and holding company with interests in companies in the financial services, communications and other business sectors. The Desmarais Family Residuary Trust, a trust established pursuant to the Last Will and Testament of the Honourable Paul G. Desmarais, directly and indirectly controls a majority of the voting shares of Power Corporation of Canada.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Putnam Investments or its parent companies will benefit from the advisory fees, sales commissions, distribution fees and transfer agency fees paid or allowed by the fund.

The Management Contract

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund’s net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund’s portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers that furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

For details of Putnam Management’s compensation under the Management Contract, see “Charges and expenses” in Part I of this SAI.

[The fund pays an annual all-inclusive management fee of [●]% to Putnam Management based on the fund’s average daily net assets. The management fee is calculated and accrued daily. The management fee covers investment management services, as well as ordinary and recurring operating expenses (except certain expenses), which are paid of the management fee. The following expenses are not paid out of the management fee and thus are borne separately by the fund: [●].]

Expenses. The Management Contract provides that Putnam Management will pay all of the fund’s ordinary and recurring operating expenses, except for: [interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses].

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on not less than 60 days’ written notice. Subject to certain exceptions, it may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of

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Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

[Putnam Management has entered into a Master Sub-Accounting Services Agreement with State Street Bank and Trust Company (“State Street”), under which Putnam Management has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund. Putnam Management pays State Street a fee, monthly, based on a combination of fixed annual charges and charges based on the fund’s assets and the number and types of securities held by the fund, and reimburses State Street for certain out-of-pocket expenses.]

The Sub-Manager

If so disclosed in the fund’s prospectus, PIL, an affiliate of Putnam Management, has been retained as the sub-manager for a portion of the assets of the fund, as determined by Putnam Management from time to time, pursuant to a sub-management agreement between Putnam Management and PIL. Under the terms of the sub-management contract, PIL, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PIL from time to time by Putnam Management and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management. Putnam Management may also, at its discretion, request PIL to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers. PIL, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties.

The sub-management contract provides that PIL shall not be subject to any liability to Putnam Management, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PIL.

The sub-management contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PIL or Putnam Management, on not more than 60 days’ nor less than 30 days’ written notice. The sub-management contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-management contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Portfolio Transactions

Potential conflicts of interest in managing multiple accounts.

Putnam Management

Like other investment professionals with multiple clients, the fund’s Portfolio Manager(s) may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under “PORTFOLIO MANAGER(S)” “Other accounts managed” at the same time. The paragraphs below describe some of these potential conflicts, which Putnam Management believes are faced by investment professionals at most major financial firms. As described below, Putnam Management and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

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The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

• The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

• The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

• The trading of other accounts could be used to benefit higher-fee accounts (front-running).

• The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Putnam Management attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam Management’s policies:

• Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

• All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

• All trading must be effected through Putnam’s trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

• Front running is strictly prohibited.

• Except as provided in Part I of this SAI, the fund’s Portfolio Manager(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam Management has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Manager(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam Management’s investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, Putnam Management or related persons may from time to time establish “pilot” or “incubator” accounts for the purpose of testing proposed investment strategies and products before offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. Putnam Management or an affiliate supplies the funding for these accounts. Putnam employees, including the fund’s Portfolio Manager(s), may also invest in certain pilot accounts. Putnam Management, and to the extent applicable, the Portfolio Manager(s) will benefit from the favorable investment performance of pilot accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam Management’s policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation – neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam Management’s daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

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A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Manager(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam Management’s trading desk may, to the extent permitted by applicable laws and regulations and where practicable, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam Management’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam Management’s opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. However, accounts advised or sub-advised by PIL will only place trades at an execution-only commission rate, whereas other Putnam accounts may pay an additional amount for research and other products and services (a “bundled” or “full service” rate). Putnam Management may aggregate trades in PIL accounts with other Putnam accounts that pay a bundled rate as long as all participating accounts pay the same execution rate. To the extent that non-PIL accounts pay a bundled rate, the PIL and other Putnam Management accounts would not be paying the same total commission rate. Certain other exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of Putnam Management’s trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. Putnam Management and the fund’s Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different goals and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different goals, policies or restrictions than the fund. Depending on goals or other factors, the Portfolio Manager(s) may give advice and make decisions for another account that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Manager(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam Management has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

Under federal securities laws, a short sale of a security by another client of Putnam Management or its affiliates (other than another registered investment company) within five business days prior to a public offering of the same securities (the timing of which is generally not known to Putnam in advance) may prohibit the fund from participating in the public offering, which could cause the fund to miss an otherwise favorable investment opportunity or to pay a higher price for the securities in the secondary markets.

The fund’s Portfolio Manager(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts. For information on restrictions imposed on personal securities transactions of the fund’s Portfolio Manager(s), please see “Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund.”

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For information about other funds and accounts managed by the fund’s Portfolio Manager(s), please refer to “Who oversees and manages the fund(s)?” in the prospectus and “PORTFOLIO MANAGER(S)” “Other accounts managed” in Part I of the SAI.

Brokerage and research services.

Transactions on stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions may vary among different brokers. A particular broker may charge different commissions according to such factors as execution venue and exchange. Although the fund does not typically pay commissions for principal transactions in the over-the-counter markets, such as the markets for most fixed income securities and certain derivatives, an undisclosed amount of profit or “mark-up” is included in the price the fund pays. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. See “Charges and expenses” in Part I of this SAI for information concerning commissions paid by the fund.

It has for many years been a common practice in the investment advisory business for broker-dealers that execute portfolio transactions for the clients of advisers of investment companies and other institutional investors to provide those advisers with brokerage and research services, as defined in Section 28(e) of the Exchange Act. Consistent with this practice, Putnam Management receives brokerage and research services from broker-dealers with which Putnam Management places the fund’s portfolio transactions. The products and services that broker-dealers may provide to Putnam Management’s managers and analysts include, among others, trading systems and other brokerage services, economic and political analysis, fundamental and macro investment research, industry and company reviews, statistical information, market data, evaluations of investments, strategies, markets and trading venues, recommendations as to the purchase and sale of investments, performance measurement services and meetings with management of current or prospective portfolio companies or with industry experts. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. Research services provided by broker-dealers are supplemental to Putnam Management’s own research efforts and relieve Putnam Management of expenses it might otherwise have borne in generating such research. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive brokerage and research services even though Putnam Management might otherwise be required to purchase some of these services for cash. Putnam Management may also use portfolio transactions to generate “soft dollar” credits to pay for “mixed-use” services (i.e., products or services that may be used both for investment/brokerage- and non-investment/brokerage-related purposes), but in such instances Putnam Management uses its own resources to pay for that portion of the mixed-use product or service that in its good-faith judgment does not relate to investment or brokerage purposes. Putnam Management may also allocate trades to generate soft dollar credits for third-party investment research reports and related fundamental research.

Putnam Management places all orders for the purchase and sale of portfolio investments for the funds, and buys and sells investments for the funds, through a substantial number of brokers and dealers. In selecting broker-dealers to execute the funds’ portfolio transactions, Putnam Management uses its best efforts to obtain for each fund the most favorable price and execution reasonably available under the circumstances, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution and in considering the overall reasonableness of the brokerage commissions paid, Putnam Management, having in mind the fund’s best interests, considers all factors it deems relevant, including, in no particular order of importance, and by way of illustration, the price, size and type of the transaction, the nature of the market for the security or other investment, the amount of the commission, research and brokerage services provided by a broker-dealer (except that research is not a factor in selecting broker-dealers in the case of funds sub-advised by PIL), the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved, the

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benefit of any capital committed by a broker-dealer to facilitate the efficient execution of the transaction and the quality of service rendered by the broker-dealer in other transactions.

Except with respect to research services for funds sub-advised by PIL, Putnam Management may cause the fund to pay a broker-dealer that provides “brokerage and research services” (as defined in the Exchange Act and as described above) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission another broker-dealer would have charged for effecting that transaction. Putnam Management may also instruct an executing broker to “step out” a portion of the trades placed with a broker to other brokers that provide brokerage and research services to Putnam Management. Putnam Management’s authority to cause the fund to pay any such greater commissions or to instruct a broker to “step out” a portion of a trade is subject to the requirements of applicable law and such policies as the Trustees may adopt from time to time. It is the position of the staff of the SEC that Section 28(e) of the Exchange Act does not apply to the payment of such greater commissions in “principal” transactions. Accordingly, Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

PIL may not obtain research using brokerage commissions paid by funds sub-advised by PIL. PIL will use only “hard dollars” (i.e., from its own resources) to acquire external research used by London-based personnel, including fixed income personnel.

The Trustees of the funds have directed Putnam Management, subject to seeking most favorable pricing and execution, to use its best efforts to allocate a portion of overall fund trades to trading programs which generate commission credits to pay fund expenses (other than funds for which PIL serves as sub-adviser) such as shareholder servicing and custody charges. The extent of any commission credits generated for this purpose may vary significantly from time to time and from fund to fund depending on, among other things, the nature of each fund’s trading activities and market conditions.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract. Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund’s portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Principal Underwriter

Foreside, located at Three Canal Plaza, Suite 100, Portland, ME 04101, is the principal underwriter of shares of the funds. Foreside is a registered broker-dealer and a member of the Financial Industry Regulatory Authority. Foreside is not affiliated with Putnam Management or any other service provider for the funds.

See “Charges and expenses” in Part I of this SAI for information on payments received by Foreside.

Personal Investments by Employees of Putnam Management and Officers and Trustees of the Fund

Employees of Putnam Management, PIL, and officers and Trustees of the fund are subject to significant restrictions on engaging in personal securities transactions. These restrictions are set forth in the Codes of Ethics adopted by Putnam Management and PIL (the “Putnam Investments Code of Ethics”) and by the funds (the “Putnam ETFs Code of Ethics” and each of the Putnam Investments Code of Ethics and the Putnam ETFs Code of Ethics, a “Code of Ethics”). Each Code of Ethics, in accordance with Rule 17j-1 under the 1940 Act, contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the fund.

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The Putnam Investments Code of Ethics does not prohibit personnel from investing in securities that may be purchased or held by the fund. However, each Code of Ethics, consistent with standards recommended by the Investment Company Institute’s Advisory Group on Personal Investing and requirements established by Rule 17j-1 and rules adopted under the Investment Advisers Act of 1940, among other things, prohibits personal securities investments without pre-clearance, imposes time periods during which personal transactions may not be made in certain securities by employees with access to investment information, and requires the timely submission of broker confirmations and quarterly reporting of personal securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.

The Putnam ETFs Code of Ethics incorporates and applies the restrictions of the Putnam Investments Code of Ethics to officers and Trustees of the fund who are affiliated with Putnam Investments. The Putnam ETFs Code of Ethics does not prohibit unaffiliated officers and Trustees from investing in securities that may be held by the fund; however, the Putnam ETFs Code of Ethics regulates the personal securities transactions of unaffiliated Trustees of the fund, including limiting the time periods during which they may personally buy and sell certain securities and requiring them to submit reports of personal securities transactions under certain circumstances.

The fund’s Trustees, in compliance with Rule 17j-1, approved each Code of Ethics and are required to approve any material changes to each Code of Ethics. The Trustees also provide continued oversight of personal investment policies and annually evaluate the implementation and effectiveness of each Code of Ethics.

Foreside relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust or the Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust or the Adviser.

Transfer Agent

State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111, is the fund’s transfer agent. Putnam Management, and not the fund, bears the cost of these services under the terms of its management contract with the fund.

Custodian

State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111, is the fund’s custodian. State Street is responsible for safeguarding and controlling the fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the fund’s investments, [serving as the fund’s foreign custody manager, providing reports on foreign securities depositaries], making payments covering the expenses of the fund and performing other administrative duties. State Street does not determine the investment policies of the fund or decide which securities the fund will buy or sell. State Street has a lien on the fund’s assets to secure charges and advances made by it. The fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The fund also has an offset arrangement that may reduce the fund’s custody fee based on the amount of cash maintained by its custodian.

Counsel to the Fund

Dechert LLP serves as counsel to the Fund, and is located at Three Bryant Park, 1095 Avenue of the Americas, New York, NY, United States of America 10036-6797.

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Counsel to the Independent Trustees

Ropes & Gray LLP serves as counsel to the Independent Trustees, and is located at Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199.

DETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share once each day the NYSE is open. Currently, the NYSE is closed Saturdays, Sundays and the following holidays: New Year’s Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving Day and Christmas Day. The fund determines net asset value as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern Time. The net asset value per share equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.

Securities and other assets (“Securities”) for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such Securities. Currently, prices for these Securities are determined using the last reported sale price (or official closing price for Securities listed on certain markets) or, if no sales are reported (as in the case of some Securities traded over-the-counter), the last reported bid price, except that certain Securities are valued at the mean between the last reported bid and ask prices. All other Securities are valued by Putnam Management or other parties at their fair value following procedures approved by the Trustees.

Putnam Management values all other Securities at fair value using its internal resources. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the Securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted Securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such Securities and any available analysts’ reports regarding the issuer. In the case of Securities that are restricted as to resale, Putnam Management determines fair value based on the inherent worth of the Security without regard to the restrictive feature, adjusted for any diminution in value resulting from the restrictive feature.

Currency exchange rates used in valuing Securities are normally determined as of 4:00 p.m. Eastern Time.

Occasionally, events affecting such exchange rates may occur between the time of the determination of exchange rates and the close of the NYSE, which, in the absence of fair valuation, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the currency exchange rates occur during such period, then the exchange rates used in valuing affected Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees.

The fund may also value its Securities at fair value under other circumstances pursuant to procedures approved by the Trustees.

Government Money Market Funds

“Government money market funds” as defined by Rule 2a-7 under the 1940 Act generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Since the net income of a money market fund is declared as a dividend each time it is determined, the net asset value per share of a government money market fund typically remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder’s investment in a money market fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of that fund in the shareholder’s account on the last business day of each month. It is expected that a

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money market fund’s net income will normally be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of a fund determined at any time is a negative amount, a money market fund may offset such amount allocable to each then shareholder’s account from dividends accrued during the month with respect to such account. If, at the time of payment of a dividend, such negative amount exceeds a shareholder’s accrued dividends, a money market fund may reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in a money market fund.

SHAREHOLDER LIABILITY

The Trust is a statutory trust organized under Delaware law. Delaware law provides that, except to the extent otherwise provided in the Agreement and Declaration of Trust, shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or the funds.

The Agreement and Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees relating to the Trust or to a fund shall include a provision limiting the obligations created thereby to the Trust or to one or more funds and its or their assets. The Agreement and Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Putnam funds have adopted policies with respect to the disclosure of the fund’s portfolio holdings by the fund, Putnam Management, or their affiliates. These policies provide that information about the fund’s portfolio generally may not be released to any party prior to (i) the day after the posting of such information on the Putnam Investments website, (ii) the filing of the information with the SEC in a required filing, or (iii) the dissemination of such information to all shareholders simultaneously. Certain limited exceptions pursuant to the fund’s policies are described below. In addition, these policies do not apply to the sharing of fund portfolio holdings information with Putnam Investment personnel involved in the management of other Putnam funds that invest in such fund. The Trustees will periodically receive reports from the fund’s Chief Compliance Officer regarding the operation of these policies and procedures, including any arrangements to make non-public disclosures of the fund’s portfolio information to third parties. Putnam Management and its affiliates are not permitted to receive compensation or other consideration in connection with disclosing information about the fund’s portfolio holdings to third parties.

Public Disclosures

On each Business Day, before commencement of trading in shares on the listing exchange, each fund will disclose on its website the fund’s Tracking Basket and Tracking Basket Weight Overlap. The Tracking Basket published on the fund’s website each Business Day will include the following information for each portfolio holding in the Tracking Basket: (i) ticker symbol; (ii) CUSIP or other identifier; (iii) description of holding; (iv) quantity of each security or other asset held; and (v) percentage weight of the holding in the Tracking Basket.

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The fund will disclose its complete portfolio holdings, including the name, identifier, market value and weight of each security and instrument in the portfolio, on www.putnam.com on a monthly basis with a 30-day lag. The fund will also file its portfolio holdings with the SEC twice each year on Form N-CSR (with respect to each annual period and semi-annual period). In addition, the fund will file reports of portfolio holdings on Form N-PORT 60 days after each fiscal quarter (for the respective fiscal quarter), with the schedule of portfolio holdings filed on Form N-PORT for the third month of the first and third fiscal quarter made publicly available. Shareholders may obtain the Form N-CSR filings and the publicly available portions of Form N-PORT filings on the SEC’s website at http://www.sec.gov. Form N-CSR filings are available upon filing and information reported on Form N-PORT filings for the third month of a fiscal quarter is available 60 days after the end of the fiscal quarter. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website.

Putnam Management or its affiliates may include fund portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the website.

Regulation Fair Disclosure

Each fund and persons acting on behalf of the fund will comply with Regulation Fair Disclosure as if it applied to them.

Other Disclosures

In order to address potential conflicts between the interest of fund shareholders, on the one hand, and those of Putnam Management or its affiliated persons or of the fund, on the other hand, the fund’s policies require that non-public disclosures of information regarding the fund’s portfolio may be made only if there is a legitimate business purpose consistent with fiduciary duties to all shareholders of the fund. In addition, the party receiving the non-public information must sign a non-disclosure agreement unless otherwise approved by the Chief Compliance Officer of the fund. Arrangements to make non-public disclosures of the fund’s portfolio information must be approved by the Chief Compliance Officer of the fund. The Chief Compliance Officer will report on an ongoing basis to a committee of the fund’s Board of Trustees consisting only of Trustees who are not “interested persons” of the fund or Putnam Management regarding any such arrangement that the fund may enter into with third parties other than service providers to the fund.

Daily portfolio composition files (“PCFs”) that identify the securities included in the Tracking Basket will be provided as frequently as daily to each fund’s service providers to facilitate the provision of services to each fund and to certain other entities in connection with the dissemination of information necessary for transactions in Creation Units. Each business day prior to the opening of the listing exchange, a PCF containing a list of the names and the required number of shares of each Deposit Security for each fund will be provided for dissemination through the facilities of the NSCC; through other fee-based services to NSCC members; subscribers to the fee-based services, including Authorized Participants; and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading fund shares in the secondary market. In addition to making PCFs available to the NSCC, each fund will disclose the PCF or portions thereof as frequently as daily on www.putnam.com.

The fund may also periodically provide non-public information about its portfolio holdings to rating and ranking organizations and other providers of industry data, such as Lipper Inc., Morningstar Inc., Bloomberg and Thomson Reuters, in connection with those firms’ research on and classification of the fund and in order to gather information about how the fund’s attributes (such as volatility, turnover, and expenses) compare with those of peer funds. The fund may also periodically provide non-public information about its portfolio holdings to consultants that provide portfolio analysis services or other investment research or trading

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analytics. Such recipients of portfolio holdings include Barclays, Factset, ITG, Trade Infomatics, ConsenSys, ENSO Financial Analytics, Bloomberg and Credit Suisse. Any such rating, ranking, or consulting or other firm would be required to keep the fund’s portfolio information confidential and would be prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund. Such firms may receive portfolio holdings information only from certain funds and such information may be provided in greater or lesser detail depending on the nature of the services provided by the relevant firm.

In addition, Putnam Management offers model SMA portfolios to sponsoring broker-dealers that in turn offer those portfolios to their customers. The model SMA portfolios may follow investment programs that are similar or identical in material respects to those of specific Putnam funds or other client accounts and, as a result, there may be substantial overlap between the securities holdings and transactions of a model SMA portfolio and those of any similarly managed funds or accounts. When Putnam Management makes changes to a model SMA portfolio, it communicates those changes to sponsoring broker-dealers, and these communications include certain non-public portfolio holdings information and trading instructions. Putnam Management typically provides these changes to sponsoring broker-dealers at the same time that it instructs its trading desk to place trades to effect the same changes for any similarly managed funds or accounts. As a result, it is possible that a broker-dealer offering a model SMA portfolio to its clients, or the clients themselves, may be able to infer the portfolio holdings of any Putnam fund or client account that is managed similarly to the model SMA portfolio and may use this information for their own benefit, which could negatively impact the fund’s or client account’s ability to execute purchase and sale transactions or the price at which those transactions may be executed. To protect against these risks, Putnam Management’s agreements with broker-dealers sponsoring model SMA portfolios contain confidentiality provisions aimed at preventing the misuse of non-public portfolio holdings information. Furthermore, while Putnam Management typically provides sponsoring broker-dealers with trading instructions for model SMA portfolios on a real-time basis, Putnam Management only releases full model SMA portfolio holdings to current and prospective sponsoring broker-dealers in accordance with the portfolio holdings release schedule used for its funds.

INFORMATION SECURITY RISKS

Cyber security risk. With the increased use of interconnected technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies such as the fund and its service providers may be prone to operational, information security and related risks resulting from third-party cyber-attacks and/or other technological malfunctions. Cyber-attacks may include stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security or technology breakdowns of, the fund or its adviser, custodian, transfer agent, or other affiliated or third-party service providers may adversely affect the fund and its shareholders. For example, cyber-attacks may interfere with the processing of shareholder transactions, impact the fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential fund information, impede trading, cause reputational damage, and subject the fund or others to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Similar types of cyber security risks also are present for issuers of securities in which the fund invests, which could result in material adverse consequences for such issuers, and may cause the fund’s investment in such securities to lose value. The fund and Putnam Investments may have limited ability to prevent or mitigate cyber-attacks or security or technology breakdowns affecting the fund’s third-party service providers. While Putnam has established business continuity plans and systems designed to prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.

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PROXY VOTING GUIDELINES AND PROCEDURES

[To be updated by amendment.]

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Appendix A: Proxy Voting Guidelines

[To be updated by amendment.]

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The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PRELIMINARY PROSPECTUS	SUBJECT TO COMPLETION	[•], 2021

FUND SYMBOL	Putnam Sustainable Leaders ETF
[•]	[•]

Principal U.S. Listing Exchange: [•]

Putnam Sustainable Leaders ETF

Prospectus

[    ], 2021

This ETF is different from traditional ETFs.

Traditional ETFs tell the public what assets they hold each day. This ETF will not. This may create additional risks for your investment. For example:

•	You may have to pay more money to trade the ETF’s shares. This ETF will provide less information to traders, who tend to charge more for trades when they have less information.
•	The price you pay to buy ETF shares on an exchange may not match the value of the ETF’s portfolio. The same is true when you sell shares. These price differences may be greater for this ETF compared to other ETFs because it provides less information to traders.
•	These additional risks may be even greater in bad or uncertain market conditions.
•	The ETF will publish on its website each day a “Tracking Basket” designed to help trading in shares of the ETF. While the Tracking Basket includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.

The differences between this ETF and other ETFs may also have advantages. By keeping certain information about the ETF secret, the ETF may face less risk that other traders can predict or copy its investment strategy. This may improve the ETF’s performance. If other traders are able to copy or predict the ETF’s investment strategy, however, this may hurt the ETF’s performance.

For additional information regarding the unique attributes and risks of this ETF, see the sections entitled “Principal investment risks” (in the Fund summary section and in the Fund details section under “Investment details”) and “Additional information about the fund” (in the Fund details section under “Shareholder information”) below.

Investment Category: [•] This prospectus explains what you should know about this fund before you invest. Please read it carefully.

These securities have not been approved or disapproved by the Securities and Exchange Commission (SEC) nor has the SEC passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.

Fund summary

Fund details

Investment details

Fund management

Shareholder information

Distribution plans and payments to dealers

Fund distributions and taxes

Fund summary

Investment objective

Putnam Sustainable Leaders ETF seeks long-term capital appreciation.

Fees and expenses

The following tables describe the fees and expenses you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)

	Management fees	Distribution and service (12b-1) fees	Other expenses+	Total annual fund operating expenses
Putnam Sustainable Leaders ETF	[•]%	None	[•]%	[•]%

+ Based on estimated amounts for the current fiscal year.

Example

The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Your actual costs may be higher or lower.

	1 year	3 years
Putnam Sustainable Leaders ETF	$[•]	$[•]

Portfolio turnover

The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate will be available after the fund completes its first fiscal year.

Principal investment strategies

The fund invests mainly in common stocks of U.S. companies of any size, with a focus on companies that exhibit a commitment to sustainable business practices. Stocks of companies that exhibit a commitment to sustainable business practices are typically, but not always, considered to be growth stocks. Growth stocks are stocks of companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. The fund may consider, among other factors, a company’s sustainable business practices (as described below), valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

In selecting investments, the fund’s investment manager, Putnam Investment Management, LLC (Putnam Management), focuses on companies that have a demonstrated commitment to sustainable business practices in areas that are relevant and material to their long-term financial returns and risk profiles. This commitment may be reflected through environmental, social and/or corporate governance (ESG) policies, practices or outcomes. The fund’s approach to sustainable investing incorporates fundamental research together with consideration of ESG factors. Environmental factors include, for example, a company’s carbon intensity and use of resources like water or minerals. Sustainability measures in the area might include plans to reduce waste, increase recycling, or improve product design to be less resource intensive. Social factors include, for example, labor practices and supply chain management. Sustainability measures in this area might include programs to improve employee well-being, commitment to workplace equality and diversity, or improved stewardship of supplier relationships and working conditions. Corporate governance factors include, for example, board composition and executive compensation. Sustainability measures in this area might include improvements in board independence or diversity, or alignment of management incentives with the company’s strategic sustainability objectives. It is likely that sustainable business practices, as well as the metrics and measurements that the fund uses to evaluate them, will continue to evolve over time.

The fund is an actively managed ETF that operates pursuant to an exemptive order from the Securities and Exchange Commission (Order) and is not required to publicly disclose its complete portfolio holdings each business day. Instead, the fund publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the fund but is not the fund’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings (Strategy Components); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the fund invests (Representative ETFs); and (3) cash and cash equivalents. For additional information regarding the Tracking Basket, see “Additional information about the fund – Tracking basket structure” in the prospectus.

The fund also publishes each business day on its website the “Tracking Basket Weight Overlap,” which is the percentage weight overlap between the holdings of the prior business day’s Tracking Basket compared to the holdings of the fund that formed the basis for the fund’s calculation of net asset value per share (NAV) at the end of the prior business day. The Tracking

Basket Weight Overlap is designed to provide investors with an understanding of how similar the Tracking Basket is to the fund’s actual portfolio in percentage terms.

Principal investment risks

•	Tracking Basket structure risk. The fund’s Tracking Basket structure may affect the price at which shares of the fund trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the fund at or close to the fund’s NAV per share, there is a risk that market prices will vary significantly from NAV. ETFs trading on the basis of a published Tracking Basket may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, and therefore, may cost investors more to trade. These risks may increase during periods of market disruption or volatility. In addition, although the fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders, such as front running the fund’s trades of portfolio securities.

•	Arbitrage risk. Unlike ETFs that publicly disclose their complete portfolio holdings each business day, the fund provides certain other information intended to allow market participants to estimate the value of positions in fund shares. Although this information is designed to facilitate arbitrage opportunities in fund shares to reduce bid/ask spread and minimize discounts or premiums between the market price and NAV of fund shares, there is no guarantee the fund’s arbitrage mechanism will operate as intended and that the fund will not experience wide bid/ask spreads and/or large discount or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the fund’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the fund’s performance.

•	Fluctuation of NAV and share price risk. Shares may trade at a larger premium or discount to the NAV than shares of other ETFs, including ETFs that make their daily holdings public. The NAV of the fund will generally fluctuate with changes in the market value of the fund’s holdings. The fund’s shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund’s shares may result in the fund’s shares trading significantly above (at a premium) or below (at a discount) to NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.

•	Trading issues risk. The fund has no public trading history and will operate differently from other actively managed ETFs that publish their portfolio holdings on a daily basis. There can be no assurance that an active trading market will develop or be maintained or that the market for fund shares will operate as intended, which could lead to the fund’s shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed

ETFs that publish their portfolio holdings on a daily basis, particularly during periods of market disruption or volatility. As a result, it may cost investors more to trade fund shares than shares of other ETFs. There is no guarantee that the fund will be able to attract market makers and authorized participants. Market makers and authorized participants are not obligated to make a market in the fund’s shares or to submit purchase and redemption orders for creation units.

•	Trading halt risk. There may be circumstances where a security held in the fund’s portfolio but not in the Tracking Basket does not have readily available market quotations. If Putnam Management determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the fund’s portfolio, will be publicly disclosed on the fund’s website and Putnam Management will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the fund and its shareholders. In addition, if securities representing 10% or more of the fund’s portfolio do not have readily available market quotations, Putnam Management would promptly request the exchange to halt trading on the fund, meaning that investors would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.

•	Authorized participant concentration risk. The fund may have a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/ or redemption transactions. To the extent that those authorized participants do not engage in creation and redemption orders, there may be a significantly diminished trading market for fund shares or fund shares may trade at a discount (or premium) to NAV and possibly face trading halts and/or de-listing. This risk may be heightened due to the fact that the fund does not disclose its portfolio holdings daily, unlike certain other actively managed ETFs, and could be greater during market disruptions or periods of volatility.

•	Market risk. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions, government actions, geopolitical events or changes, and factors related to a specific issuer, geography, industry or sector. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment.

•	Common stock risk. Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs.

•	Growth investing risk. Growth stocks may be more susceptible to earnings disappointments, and the market may not favor growth-style investing.

•	Small and midsize companies risk. Stocks of small and midsize companies often trade in smaller volumes, and their prices may fluctuate more than stocks of larger companies. Stocks of these companies may therefore be more vulnerable to adverse developments than those of larger companies.

•	Industry or sector concentration risk. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those industries or sectors.

•	Sustainable investing risk . Investing with a focus on companies that exhibit a commitment to sustainable practices may result in the fund investing in certain types of companies, industries or sectors that the market may not favor. In evaluating an investment opportunity, Putnam Management may make investment decisions based on information and data that is incomplete or inaccurate. In addition, a company’s business practices, products or services may change over time. As a result of these possibilities, among others, the fund may temporarily hold securities that are inconsistent with the fund’s sustainable investment criteria. Regulatory changes or interpretations regarding the definitions and/or use of ESG or other sustainability criteria could have a material adverse effect on the fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds, such as the fund, whose strategies include ESG or other sustainability criteria.

•	Management and operational risk. There is no guarantee that the investment techniques, analyses, or judgments that Putnam Management applies in making investment decisions for the fund will produce the intended outcome or that the investments Putnam Management selects for the fund will perform as well as other securities that were not selected for the fund. Putnam Management, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund. The fund may not achieve its goal, and it is not intended to be a complete investment program.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. It is important to understand that you can lose money by investing in the fund.

Performance

Performance information will be available after the fund completes a full calendar year of operation.

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

[Katherine Collins] [Head of Sustainable Investing], portfolio manager of the fund since 2021	[Stephanie Dobson] [Portfolio Manager], portfolio manager of the fund since 2021

Sub-advisors

Putnam Investments Limited*

*Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

Purchase and sale of fund shares

Shares of the fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker or dealer at market price. These transactions, which do not involve the fund, are made at market prices that may vary throughout the day, rather than at net asset value (NAV). Shares of the fund may trade at a price greater than the fund’s NAV (premium) or less than the fund’s NAV (discount). An investor may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling fund shares in the secondary market (the “bid-ask spread”). Recent information, including information regarding the fund’s NAV, market price, premiums and discounts, and bid-ask spread, is available at putnam.com.

Tax information

The fund’s distributions will be taxed as ordinary income or capital gains unless you hold the shares through a tax-advantaged arrangement, in which case you will generally be taxed only upon withdrawal of monies from the arrangement.

Financial intermediary compensation

The fund and its related companies may pay intermediaries, which may include banks, broker/dealers, or financial professionals, for the sale of fund shares and related services. Please bear in mind that these payments may create a conflict of interest by influencing the broker/dealer or other intermediary to recommend the fund over another investment. Ask your advisor or visit your advisor’s website for more information.

Fund details

Investment details

Investment objective

Putnam Sustainable Leaders Fund seeks long-term capital appreciation.

Principal investment strategies

The fund invests mainly in common stocks of U.S. companies of any size, with a focus on companies that exhibit a commitment to sustainable business practices. Stocks of companies that exhibit a commitment to sustainable business practices are typically, but not always, considered to be growth stocks. Growth stocks are stocks of companies whose earnings are expected to grow faster than those of similar firms, and whose business growth and other characteristics may lead to an increase in stock price. The fund may consider, among other factors, a company’s sustainable business practices (as described below), valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.

In selecting investments, Putnam Management focuses on companies that have a demonstrated commitment to sustainable business practices in areas that are relevant and material to their long-term financial returns and risk profiles. Putnam Management believes that analysis of sustainability factors is best utilized in combination with a strong understanding of a company’s fundamentals (including a company’s industry, geography, and strategic position). Putnam Management’s approach to sustainability analysis is deeply intertwined with its fundamental research process. Putnam Management believes that these companies also often exhibit more profitable, durable financial returns with lower risk profiles.

The fund’s approach to sustainable investing incorporates fundamental research together with consideration of ESG factors.

•	Environmental factors. Environmental factors include, for example, a company’s carbon intensity and use of resources like water or minerals.

○	Sustainability measures in the area might include plans to reduce waste, increase recycling, or improve product design to be less resource intensive.

•	Social factors. Social factors include, for example, labor practices and supply chain management.

○	Sustainability measures in this area might include programs to improve employee well-being, commitment to workplace equality and diversity, or improved stewardship of supplier relationships and working conditions.

•	Corporate governance factors. Corporate governance factors include, for example, board composition and executive compensation.

○	Sustainability measures in this area might include improvements in board independence or diversity, or alignment of management incentives with the company’s strategic sustainability objectives.

Putnam Management uses company disclosures, public data sources, and independent third-party data as inputs into its analytical processes. It is likely that sustainable business practices, as well as the metrics and measurements that the fund uses to evaluate them, will continue to evolve over time.

The fund is an actively managed ETF that operates pursuant to an exemptive order from the Securities and Exchange Commission (Order) and is not required to publicly disclose its complete portfolio holdings each business day. Instead, the fund publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the fund but is not the fund’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings (Strategy Components); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the fund invests (Representative ETFs); and (3) cash and cash equivalents. For additional information regarding the Tracking Basket, see “Additional information about the fund – Tracking basket structure” in the prospectus.

The fund also publishes each business day on its website the “Tracking Basket Weight Overlap,” which is the percentage weight overlap between the holdings of the prior business day’s Tracking Basket compared to the holdings of the fund that formed the basis for the fund’s calculation of net asset value per share (NAV) at the end of the prior business day. The Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar the Tracking Basket is to the fund’s actual portfolio in percentage terms.

Shareholders should be aware that investments made by the fund and results achieved by the fund at any given time are not expected to be the same as those made by other funds for which Putnam Management acts as investment manager, including funds with names, investment objectives, and policies that are similar to the fund.

Permitted investment types

Under the terms of the Order, the fund’s investments are limited to the following: ETFs, notes, common stocks, preferred stocks, ADRs, real estate investment trusts, commodity pools, metals trusts, and currency trusts, in each case that are traded on a U.S. securities exchange; common stocks listed on a foreign exchange that trade on such exchange contemporaneously with the fund’s shares; exchange-traded futures (where the future contract’s reference asset is an asset that the fund could invest in directly, or in the case of an index future, is based on an index of a type of asset that the fund could invest in directly) that are traded on a U.S. futures exchange contemporaneously with the fund’s shares; and cash and cash equivalents (which are short-term U.S. Treasury securities, government money market funds, and repurchase agreements) (Permitted Investment Types). In addition to the main investment strategies described above under “Principal investment strategies,” the fund may invest in any of the Permitted Investment Types.

Principal investment risks

The principal and certain additional risks of investing in the fund are described below. These risks and other factors may adversely affect the fund’s NAV, market price and performance. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund may not achieve its investment objective, and it is not intended to be a complete investment program. The fund’s Statement of Additional Information (SAI) contains additional information about the fund’s investment policies and risks.

•	Tracking Basket structure risk. The fund’s Tracking Basket structure may affect the price at which shares of the fund trade in the secondary market. Although the Tracking Basket is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the fund at or close to the underlying NAV per share of the fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV of the fund. ETFs trading on the basis of a published Tracking Basket may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore, may cost investors more to trade. In addition, although the fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify the fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders, such as front running the fund’s trades of portfolio securities.

•	Arbitrage risk. Unlike ETFs that publicly disclose their complete portfolio holdings each business day, the fund discloses the Tracking Basket and Tracking Basket Weight Overlap, which is intended to allow market participants to estimate the value of positions in fund shares. Although this information is designed to facilitate arbitrage opportunities in fund shares to reduce bid/ask spread and minimize discounts or premiums between the market price and NAV of fund shares, there is no guarantee the fund’s arbitrage mechanism will operate as intended and that the fund will not experience wide bid/ask spreads and/or large discounts or premiums to NAV. In addition, market participants may attempt to use the disclosed information to “reverse engineer” the fund’s trading strategy, which, if successful, could increase opportunities for predatory trading practices that may have the potential to negatively impact the fund’s performance. These practices may include front running (trading ahead of the fund) or free riding (mirroring the fund’s strategies).

•	Fluctuation of NAV and share price risk. Shares may trade at a larger premium or discount to the NAV than shares of other ETFs, including ETFs that make their daily holdings public. The NAV of the fund’s shares will generally fluctuate with changes in the market value of the fund’s holdings. The fund’s shares are listed on an exchange and can be bought and sold in the secondary market at market prices. The market prices of shares will fluctuate in accordance with changes in NAV and supply and demand on the listing exchange. Although disclosure of the Tracking Basket and Tracking Basket Weight Overlap is designed to facilitate the arbitrage process to permit the shares of the fund to trade at market prices that are at or close to NAV, it is possible that the market price and NAV will vary significantly. As a result, you may sustain losses if you pay more than the shares’ NAV when you purchase shares, or receive less than the shares’ NAV when you sell shares, in the secondary market. During periods of disruptions to creations and redemptions, the existence of extreme market volatility, or lack of an active trading market for the fund’s shares, the market price of fund shares is more likely to differ significantly from the fund’s NAV. During such periods, you may be unable to sell your shares or may incur significant losses if you sell your shares. There are various methods by which investors can purchase and sell shares and various orders that may be placed. Investors should consult their financial intermediary before purchasing or selling shares of the fund. Disruptions at market makers, authorized participants or market participants may also result in significant differences between the market price of the fund’s shares and the fund’s NAV. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund’s underlying portfolio holdings.

The market price of shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers, or other participants that trade the particular security. In times of severe market disruption or volatility, the bid/ask spread can increase significantly. At those times, shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of shares is falling fastest, which may be the time that you most want to sell your shares.

•	Trading issues risk. The fund has no public trading history and will operate differently from other actively managed ETFs that publish their portfolio holdings on a daily basis. Although shares are listed on an exchange, there can be no assurance that an active trading market or requirements to remain listed will be met or maintained, or that the market for fund shares will operate as intended. If the market does not operate as intended, it could lead to the fund’s shares trading at wider spreads and larger premiums and discounts to NAV than other actively managed ETFs that publish their portfolio holdings on a daily basis, particularly during periods of market disruption or volatility. As a result, it may cost investors more to trade fund shares than shares of other ETFs.

Only an authorized participant may engage in creation or redemption transactions directly with the fund. There is no guarantee that the fund will be able to attract market makers and authorized participants. There are no obligations of market makers to make a market in the fund’s shares or of authorized participants to submit purchase or redemption orders for Creation Units. In addition, trading of shares in the secondary market may be halted, for example, due to activation of marketwide “circuit breakers.” If trading halts or an unanticipated early closing of the listing exchange occurs, a shareholder may be unable to purchase or sell shares of the fund.

If the fund’s shares are delisted from the listing exchange, Putnam Management may seek to list the fund shares on another market, merge the fund with another exchange-traded fund or traditional mutual fund, or redeem the fund shares at NAV.

Shares of the fund, similar to shares of other issuers listed on a stock exchange, may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

•	Trading halt risk. There may be circumstances where a security held in the fund’s portfolio but not in the Tracking Basket does not have readily available market quotations. If Putnam Management determines that such circumstance may affect the reliability of the Tracking Basket as an arbitrage vehicle, that information, along with the identity and weighting of that security in the fund’s portfolio, will be publicly disclosed on the fund’s website and Putnam Management will assess appropriate remedial measures. In these circumstances, market participants may use this information to engage in certain predatory trading practices that may have the potential to harm the fund and its shareholders. In addition, if securities representing 10% or more of the fund’s portfolio do not have readily available market quotations, Putnam Management would promptly request the exchange to halt trading on the fund, meaning that investors would not be able to trade their shares. Trading may also be halted in other circumstances, for example, due to market conditions.

•	Authorized participant concentration risk. The fund may have a limited number of financial institutions that act as authorized participants, none of which are obligated to engage in creation and/or redemption transactions. Decisions by market makers or authorized participants to reduce their role with respect to market making or creation and redemption activities during times of market stress, or a decline in the number of authorized participants due to decisions to exit the business, bankruptcy, or other factors, could inhibit the effectiveness of the arbitrage process in maintaining the relationship between the underlying value of the fund’s portfolio securities and the market price of fund shares. To the extent no other authorized participants are able to step forward to create or redeem, shares may trade at a discount to NAV and possibly face delisting. The authorized participant concentration risk may be heightened due to the fact that the fund does not disclose its portfolio holdings daily, unlike certain other actively managed ETFs, and could be greater during market disruptions or periods of market volatility and in scenarios where authorized participants have limited or diminished access to the capital required to post collateral.

•	Market risk. The value of investments in the fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions; investor sentiment and market perceptions (including perceptions about monetary policy, interest rates or the risk of default); government actions (including protectionist measures, intervention in the financial markets or other regulation, and changes in fiscal, monetary or tax policies); geopolitical events or changes (including natural disasters, epidemics or pandemics, terrorism and war); and factors related to a specific issuer, geography, industry or sector. Foreign financial markets have their own market risks, and they may be more or less volatile than U.S. markets and may move in different directions. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. During those periods, the fund may experience high levels of shareholder redemptions, and may have to sell securities at times when it would otherwise not do so, and at unfavorable prices. The novel coronavirus (COVID-19) pandemic and efforts to contain its spread are likely to negatively affect the value, volatility, and liquidity of the securities and other assets in which the fund invests and exacerbate other risks that apply to the fund. These effects could negatively impact the fund’s performance and lead to losses on your investment in the fund.

•	Common stock risk. Common stock represents an ownership interest in a company. The value of a company’s stock may fall or fail to rise as a result of factors directly relating to that company, such as decisions made by its management or lower demand for the company’s products or services. A stock’s value may also fall because of factors affecting not just the company, but also other companies in the same industry or in a number of different industries, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial markets that are relatively unrelated to the company or its industry, such as changes in interest rates or currency exchange rates. In addition, a company’s stock generally pays dividends only after the company invests in its own business and makes required payments to holders of its bonds and other debt. For this reason, the value of a company’s stock will usually react more strongly than its bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

•	Growth investing risk. Stocks of companies Putnam Management believes are fast-growing may trade at a higher multiple of current earnings than other stocks. The values of these stocks may be more sensitive to changes in current or expected earnings than the values of other stocks. If Putnam Management’s assessment of the prospects for a company’s earnings growth is wrong, or if Putnam Management’s judgment of how other investors will value the company’s earnings growth is wrong, then the price of the company’s stock may fall or may not approach the value that Putnam Management has placed on it. In addition, growth stocks, at times, may not perform as well as value stocks or the stock market in general, and may be out of favor with investors for varying periods of time.

•	Small and midsize companies risk. Small and midsize companies, some of which may have a market capitalization of less than $1 billion, are more likely than larger companies to have limited product lines, markets or financial resources, lack profitability or depend on a small management group. Stocks of these companies often trade in smaller volumes, and their prices may fluctuate more than stocks of larger companies. Stocks of small and midsize companies may therefore be more vulnerable to adverse developments than those of larger companies. In addition, stocks of small and midsize companies, at times, may not perform as well as stocks of large companies or the stock market in general, and may be out of favor with investors for varying periods of time.

•	Industry or sector concentration risk. From time to time, the fund may invest a significant portion of its assets in companies in one or more related industries or sectors, which would make the fund more vulnerable to adverse developments affecting those companies, industries or sectors.

•	Sustainable investing risk . Investing with a focus on companies that exhibit a commitment to sustainable business practices result in the fund investing in certain types of companies, industries or sectors that the market may not favor. In evaluating an investment opportunity,

Putnam Management may make investment decisions based on information and data that is incomplete or inaccurate. In addition, a company’s business may practices, products or services may change over time. As a result of these possibilities, among others, the fund may temporarily hold securities that are inconsistent with the fund’s sustainable investment criteria. Regulatory changes or interpretations regarding the definitions and/or use of ESG or other sustainability criteria could have a material adverse effect on the fund’s ability to invest in accordance with its investment policies and/or achieve its investment objective, as well as the ability of certain classes of investors to invest in funds, such as the fund, whose strategies include ESG or other sustainability criteria.

•	Management and operational risk. The fund is actively managed and its performance will reflect, in part, Putnam Management’s ability to make investment decisions that seek to achieve the fund’s investment objective. There is no guarantee that the investment techniques, analyses, or judgments that Putnam Management applies in making investment decisions for the fund will produce the intended outcome or that the investments Putnam Management selects for the fund will perform as well as other securities that were not selected for the fund. As a result, the fund may underperform its benchmark or other funds with a similar investment goal and may realize losses. In addition, Putnam Management, or the fund’s other service providers, may experience disruptions or operating errors that could negatively impact the fund. Although service providers are required to have appropriate operational risk management policies and procedures, and to take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors, it may not be possible to identify all of the operational risks that may affect the fund or to develop processes and controls to completely eliminate or mitigate their occurrence or effects.

•	Portfolio turnover rate risk. A fund with a high rate of portfolio turnover may be more likely to realize capital gains that must be distributed to shareholders as taxable income. A fund with a high rate of portfolio turnover may also pay more brokerage commissions and may be more likely to incur other transaction costs (including imputed transaction costs), which may detract from performance. The fund’s portfolio turnover rate and the amount of brokerage commissions it pays and transactions costs it incurs will vary over time based on market conditions.

Temporary defensive strategies

In response to adverse market, economic, political or other conditions, Putnam Management may take temporary defensive positions, such as investing some or all of the fund’s assets in cash and cash equivalents, that differ from the fund’s usual investment strategies. However, Putnam Management may choose not to use these temporary defensive strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause the fund to miss out on investment opportunities, and may prevent the fund from achieving its goal. Additionally, while temporary defensive strategies are mainly designed to limit losses, such strategies may not work as intended.

Fund management

Investment manager

The Trustees have retained Putnam Management, which has managed mutual funds since 1937, to be the fund’s investment manager, responsible for making investment decisions for the fund and managing the fund’s other affairs and business.

[The fund pays an annual all-inclusive management fee of [•]% to Putnam Management based on the fund’s average daily net assets. The management fee is calculated and accrued daily. The management fee covers investment management services, as well as ordinary and recurring operating expenses (except certain expenses), which are paid out of the management fee. The following expenses are not paid out of the management fee and thus are borne separately by the fund: [•]].

Putnam Management’s address is 100 Federal Street, Boston, MA 02110.

Putnam Management has retained its affiliate PIL to make investment decisions for such fund assets as may be designated from time to time for its management by Putnam Management. PIL is not currently managing any fund assets. [If PIL were to manage any fund assets, Putnam Management (and not the fund) would pay a quarterly sub-management fee to PIL for its services at the annual rate of [•]% of the average NAV of any fund assets managed by PIL.] PIL, which provides a full range of international investment advisory services to institutional clients, is located at 16 St James’s Street, London, England, SW1A 1ER.

Pursuant to this arrangement, Putnam investment professionals who are based in foreign jurisdictions may serve as portfolio managers of the fund or provide other investment services, consistent with local regulations.

A discussion about the factors considered by the fund’s Board of Trustees and its conclusions in approving the investment management and sub-advisory agreements for the fund will appear in the fund’s [annual/semi-annual] report to shareholders for the period ended [•], when available.

Portfolio managers

The officers of Putnam Management identified below are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio managers	Joined fund	Employer	Positions over past five years

[Katherine Collins]	2021	Putnam Management [2017]-Present	[Head of Sustainable Investing]
		[Honeybee Capital] [2009-2017]	[Founder and Chief Executive Officer, Honeybee Capital]

[Stephanie Dobson]	2021	Putnam Management [2017]-Present	[Portfolio Manager] [Previously Portfolio Manager, Analyst]
		[Fidelity Investments] [2011-2017]	[Equity Research Analyst]

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

Shareholder information

Valuation of fund shares

The price of the fund’s shares is based on its NAV. The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the scheduled close of regular trading on the NYSE each day the exchange is open.

The fund values its investments for which market quotations are readily available at market value. It values all other investments and assets at their fair value, which may differ from recent market prices. For example, the fund may value a stock traded on a U.S. exchange at its fair value when the exchange closes early or trading in the stock is suspended. It may also value a stock at fair value if recent transactions in the stock have been very limited or if, in the case of a security traded on a market that closes before the NYSE closes, material information about the issuer becomes available after the close of the relevant market.

The fund translates prices for its investments quoted in foreign currencies into U.S. dollars at current exchange rates, which are generally determined as of 4:00 p.m. Eastern Time each day the NYSE is open. As a result, changes in the value of those currencies in relation to the U.S. dollar may affect the fund’s NAV.

Additional information about the fund

The fund is an actively managed ETF that operates pursuant to the Order. Like other ETFs, shares of the fund are generally purchased and redeemed in creation unit aggregations through authorized participants, shares of the fund are listed and traded on a stock exchange, and individual investors can purchase or sell shares in less than creation unit sizes and for cash in the secondary market through a broker. The fund’s creation units generally can be purchased or redeemed in-kind in exchange for the Strategy Components included in the fund’s Tracking

Basket, together with an amount of cash corresponding to the value of the Representative ETFs and cash and cash equivalents that form the remainder of the Tracking Basket.

Tracking basket structure

However, the fund has some unique features that differentiate it from other ETFs. As described above, the fund does not disclose its complete portfolio holdings each business day, and instead, the fund discloses other information to the market that is designed to facilitate arbitrage opportunities in fund shares to maintain efficient secondary market trading of shares. On each business day before the commencement of trading in shares on the listing exchange, the fund publishes on its website a Tracking Basket that is designed to closely track the daily performance of the fund. The Tracking Basket is comprised of Strategy Components (select recently disclosed portfolio holdings), Representative ETFs (liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the fund invests), and cash and cash equivalents. Representative ETFs are selected for inclusion in the Tracking Basket such that, when aggregated with the other Tracking Basket components, the Tracking Basket corresponds to the fund’s overall holdings exposure. Representative ETFs may constitute no more than 50% of the Tracking Basket’s assets on each business day at the time that the Tracking Basket is published.

The Tracking Basket is constructed utilizing a proprietary optimization process to minimize daily deviations in return of the Tracking Basket relative to the fund and is used to facilitate the creation/redemption process and arbitrage. The Tracking Basket is typically expected to be rebalanced on schedule with the public disclosure of the fund’s holdings; however, a new Tracking Basket may be generated as frequently as daily. In determining whether to rebalance the Tracking Basket, Putnam Management will consider various factors, including liquidity of the securities in the Tracking Basket, tracking error of the Tracking Basket relative to the fund, and the cost to create and trade the Tracking Basket.

Tracking basket weight overlap

In addition to disclosure of the Tracking Basket, the fund publishes the “Tracking Basket Weight Overlap” on its website on each business day before the commencement of trading in shares on the listing exchange. The Tracking Basket Weight Overlap is the percentage weight overlap between the holdings of the prior day’s Tracking Basket compared to the holdings of the fund that formed the basis for the fund’s calculation of NAV at the end of the prior business day. It is calculated by taking the lesser weight of each asset held in common between the fund’s portfolio and the Tracking Basket, and adding the totals. The Tracking Basket Weight Overlap is intended to provide investors with an understanding of the degree to which the Tracking Basket and the fund’s portfolio overlap and help investors evaluate the risk that the performance of the Tracking Basket may deviate from the performance of the portfolio holdings of the fund.

Information on the fund’s website

Investors can access information about the Tracking Basket and Tracking Basket Weight Overlap for each business day on putnam.com. The fund discloses its complete portfolio holdings, including the name, identifier, market value and weight of each security and instrument in the portfolio, on putnam.com on a monthly basis with a 30-day lag. Recent information, including information regarding the fund’s NAV, market price, premiums and discounts, and bid/ask spread, is also available at putnam.com.

Buying and selling shares in the secondary market

Shares of the fund are listed and traded on an exchange, and individual fund shares may only be bought and sold in the secondary market through a broker. The fund does not impose any minimum investment for shares of the fund purchased on an exchange. These transactions are made at market prices that may vary throughout the day and may be greater than the fund’s NAV (premium) or less than the fund’s NAV (discount). As a result, you may pay more than NAV when you purchase shares, and receive less than NAV when you sell shares, in the secondary market. If you buy or sell shares in the secondary market, you will generally incur customary brokerage commissions and charges and you may also incur the cost of the spread between the price at which a dealer will buy fund shares and the somewhat higher price at which a dealer will sell shares. Due to such commissions and charges and spread costs, frequent trading may detract significantly from investment returns.

The fund is designed to offer investors an investment that can be bought and sold frequently in the secondary market without impact on the fund, and such trading activity is designed to enable the market price of fund shares to remain at or close to NAV. Accordingly, the Board of Trustees has not adopted policies and procedures designed to discourage excessive or short-term trading by these investors.

The fund accommodates frequent purchases and redemptions of creation units by authorized participants and does not place a limit on purchases or redemptions of creation units by these investors. The fund reserves the right, but does not have the obligation, to reject any purchase or redemption transaction (subject to legal and regulatory limits regarding redemption transactions) at any time. In addition, the fund reserves the right to impose restrictions on disruptive, excessive, or short-term trading.

Precautionary notes

Note to registered investment companies

Section 12(d)(1) of the 1940 Act restricts investments by registered investment companies in the securities of other investment companies, including shares of the fund. Putnam Management has obtained an SEC exemptive order that allows registered investment companies to invest in the shares of the fund beyond the limits of Section 12(d)(1), subject to certain terms and conditions, including the requirement to enter into a participation agreement with the fund.

Note to authorized participants regarding continuous offering

Certain legal risks may exist that are unique to authorized participants purchasing creation units directly from the fund. Because new creation units may be issued on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act of 1933 (the Securities Act), could be occurring. As a broker-dealer, certain activities that you perform may, depending on the circumstances, result in your being deemed a participant in a distribution, in a manner which could render you a statutory underwriter and subject you to the prospectus delivery and liability provisions of the Securities Act.

For example, you may be deemed a statutory underwriter if you purchase creation units from the fund, break them down into individual fund shares, and sell such shares directly to customers, or if you choose to couple the creation of a supply of new fund shares with an active selling effort involving solicitation of secondary market demand for fund shares. A determination of whether a person is an underwriter for purposes of the Securities Act depends upon all of the facts and circumstances pertaining to that person’s activities, and the examples mentioned here should not be considered a complete description of all the activities that could lead to a categorization as an underwriter.

Dealers who are not “underwriters” but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions), and thus dealing with shares as part of an “unsold allotment” within the meaning of Section 4(a)(3)(C) of the Securities Act, will be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. This is because the prospectus delivery exemption in Section 4(a)(3) of the Securities Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, you should note that dealers who are not underwriters but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the Securities Act. Firms that incur a prospectus-delivery obligation with respect to shares of the fund are reminded that, under Rule 153 under the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available at the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Certain affiliates of the fund may purchase and resell fund shares pursuant to this prospectus.

Note to secondary market investors

The Depository Trust Company (DTC), a limited trust company and securities depository that facilitates the clearance and settlement of trades for its participating banks and broker-dealers, has executed an agreement with Foreside Fund Services, LLC (Foreside), the Fund’s distributor. DTC, or its nominee, is the registered owner of all outstanding shares of the fund. Putnam Management will not have any record of your ownership. Your ownership of shares will be shown on the records of DTC and the DTC participant broker through which you hold the shares. Your broker will provide you with account statements, confirmations of your purchases and sales, and tax information. Your broker will also be responsible for distributing income and capital gain distributions and for sending you shareholder reports and other information as may be required.

Costs associated with creations and redemptions

The fund may impose a creation transaction fee and a redemption transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of creation units of shares. Information about the procedures regarding creation and redemption of creation units and the applicable transaction fees is included in the SAI.

Distribution plans and payments to dealers

Principal distributor

Foreside distributes creation units for the fund on an agency basis, does not maintain a secondary market in shares of the fund, and has no role in determining the investment policies of the fund or the securities that are purchased or sold by the fund. Foreside is not affiliated with Putnam Management, PIL, or any other service provider for the fund.

Foreside’s address is Three Canal Plaza, Suite 100, Portland, ME 04101.

Intermediaries may receive from Putnam Management, Foreside, and/or their respective affiliates compensation for providing recordkeeping and administrative services, as well as other retirement plan expenses, and compensation for services intended to result in the sale of fund shares. These payments are described in more detail in this section and in the SAI.

Distribution and service plan(s)

The fund has adopted a distribution and service plan pursuant to Rule 12b-1 under the 1940 Act that authorizes the fund to pay distribution fees in connection with the sale and distribution of its shares and service fees in connection with the provision of ongoing shareholder support services. No Rule 12b-1 fees are currently paid by the fund, and there are no current plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because these fees are paid out of the fund’s assets on an ongoing basis, these fees will increase the cost of your investment in the fund.

No dealer, sales representative, or any other person has been authorized to give any information or to make any representations, other than those contained in this prospectus and in the related SAI, in connection with the offer contained in this prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or Foreside. This prospectus and the related SAI do not constitute an offer by the fund or by Foreside to sell shares of the fund to or to buy shares of the fund from any person to whom it is unlawful to make such offer.

Fund distributions and taxes

The fund earns dividends, interest, and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments and distributes these gains (less any losses) as capital gain distributions. If you purchased your shares in the secondary market, your broker is responsible for distributing the income and capital gain distributions to you. The fund normally pays dividends, if any, quarterly in [•] and capital gain distributions in [•].

For federal income tax purposes, distributions of net investment income are generally taxable to you as ordinary income. Taxes on distributions of capital gains are determined by how long the fund owned (or is deemed to have owned) the investments that generated them, rather than by how long you have owned (or are deemed to have owned) your shares. Distributions that the fund properly reports to you as gains from investments that the fund owned for more than one year are generally taxable to you as long-term capital gains includible in net capital gain and taxed to individuals at the reduced rates. Distributions of gains from investments that the fund owned for one year or less and gains on the sale of or payment on bonds characterized as market discount are generally taxable to you as ordinary income. Distributions that the fund properly reports to you as “qualified dividend income” are taxable at the reduced rates applicable to your net capital gain provided that both you and the fund meet certain holding period and other requirements. [Distributions are taxable in the manner described in this paragraph whether you receive them in cash or reinvest them in additional shares of this fund or other Putnam funds.]

Distributions by the fund to retirement plans that qualify for tax-advantaged treatment under federal income tax laws will not be taxable. Special tax rules apply to investments through such plans. You should consult your tax advisor to determine the suitability of the fund as an investment through such a plan and the tax treatment of distributions (including distributions of amounts attributable to an investment in the fund) from such a plan.

[Unless you are investing through a tax-advantaged retirement account (such as an IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a distribution because doing so may cost you money in taxes. Distributions are taxable to you even if they are paid from income or gains earned by the fund before your investment (and thus were included in the price you paid). Contact your financial representative or Putnam to find out the distribution schedule for your fund.]

Other tax considerations

Unlike other ETFs, the securities in the fund’s Tracking Basket exchanged for a creation unit will not correspond pro rata to the positions in the fund’s portfolio, and the fund may effect its creations and redemptions partially or wholly for cash rather than on an in-kind basis. Because of this, the fund may be unable to realize certain tax benefits associated with in-kind transfers of portfolio securities that may be realized by other ETFs. Shareholders may be subject to tax on gains they would not otherwise have been subject to and/or at an earlier date than if the fund had effected redemptions wholly on an in-kind basis. If investors buy shares when the fund has realized but not yet distributed income or capital gains, they will be “buying a dividend” by paying the full price for the shares and then receiving a portion of the price back in the form of a taxable distribution. Any taxable distributions investors receive will normally be taxable to them when they receive them.

Taxes on transactions

Purchases and sales of shares, as well as purchases and redemptions of creation units, may result in a capital gain or loss for federal tax purposes.

The above is a general summary of the tax implications of investing in the fund. Please refer to the SAI for further details. You should consult your tax advisor for more information on your own tax situation, including possible foreign, state and local taxes.

Information about the Summary Prospectus, Prospectus, and SAI

The summary prospectus, prospectus, and SAI for a fund provide information concerning the fund. The summary prospectus, prospectus, and SAI are updated at least annually and any information provided in a summary prospectus, prospectus, or SAI can be changed without a shareholder vote unless specifically stated otherwise. The summary prospectus, prospectus, and the SAI are not contracts between the fund and its shareholders and do not give rise to any contractual rights or obligations or any shareholder rights other than any rights conferred explicitly by federal or state securities laws that may not be waived.

For more information about Putnam Sustainable Leaders ETF

The fund’s SAI includes, and the fund’s annual and semiannual reports to shareholders will include when available, additional information about the fund. The SAI is incorporated by reference into this prospectus, which means it is part of this prospectus for legal purposes. You may get free copies of these materials, request other information about any Putnam fund, or make shareholder inquiries, by contacting your financial representative, by visiting Putnam’s website at putnam.com/individual, or by calling Putnam toll-free at 1-800-225-1581. You may access reports (when available) and other information about the fund on the EDGAR Database on the Securities and Exchange Commission’s website at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following E-mail address: publicinfo@sec.gov. You may need to refer to the fund’s file number.

Putnam Investments
100 Federal Street
Boston, MA 02110
1-800-225-1581

Address correspondence to:
Putnam Investments
P.O. Box 219697
Kansas City, MO 64121-9697

putnam.com
File No. 811-[•]

CHOOSE HOW YOU WANT TO RECEIVE THE FUND’S ANNUAL AND SEMIANNUAL REPORT.

Paperless

1. Log in to your account at putnam.com

2. Under account preferences, select “mailing and paperless options”

Paper reports by mail

Call Putnam at 1-800-225-1581.

The information in this Statement of Additional Information (“SAI”) is not complete and may be changed. We may not sell these securities pursuant to this SAI until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.
FUND SYMBOL	Putnam Sustainable Leaders ETF
[•]	[•]

Principal U.S. Listing Exchange: [•]

Putnam Sustainable Leaders ETF

FORM N-1A

PART B

STATEMENT OF ADDITIONAL INFORMATION (SAI)

[     ], 2021

This SAI is not a prospectus. If the fund has more than one form of current prospectus, each reference to the prospectus in this SAI includes all of the fund’s prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. For a free copy of the fund’s annual report or a prospectus dated [ ], as revised from time to time, call Putnam Investor Services at 1-800-225-1581, visit Putnam’s website at putnam.com or write Putnam Investments, P.O. Box 219697, Kansas City, MO 64121-9697.

Part I of this SAI contains specific information about the fund. Part II includes information about the fund and the other Putnam funds.

I-1

PART I

FUND ORGANIZATION AND CLASSIFICATION	I-3
INVESTMENT RESTRICTIONS	I-4
CHARGES AND EXPENSES	I-5
PORTFOLIO MANAGERS	I-8
SECURITIES LENDING ACTIVITIES	I-9
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS	I-9

PART II

GENERAL DESCRIPTION OF THE FUNDS	II-1
BUYING AND SELLING SHARES	II-1
MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS	II-9
TAXES	II-33
MANAGEMENT	II-43
DETERMINATION OF NET ASSET VALUE	II-53
SHAREHOLDER LIABILITY	II-54
DISCLOSURE OF PORTFOLIO INFORMATION	II-55
INFORMATION SECURITY RISKS	II-57
PROXY VOTING GUIDELINES AND PROCEDURES	II-57
APPENDIX A - PROXY VOTING GUIDELINES	II-58

I-2

SAI

PART I

FUND ORGANIZATION AND CLASSIFICATION

The Fund is a series of Putnam ETF Trust (the “Trust”). The Trust is a Delaware statutory trust organized on December 22, 2020.

The fund is an open-end diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine.

Each share has one vote per dollar of net asset value represented by such share. Shares of all classes vote together as a single class except when otherwise required by law or as determined by the Trustees. The Trustees may take many actions affecting the fund without shareholder approval, including under certain circumstances merging your fund into another Putnam fund. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the fund were liquidated, would receive the net assets of the fund.

The fund may refuse any order to purchase shares. Although the fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

Information about the Summary Prospectus, Prospectus, and SAI

The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, transfer agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.

Under the Trust’s Agreement and Declaration of Trust, any claims asserted against or on behalf of the fund or another series of the Trust, including claims against Trustees and Officers, must be brought in courts of the State of Delaware.

I-3

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, the fund may not and will not:

(1) Borrow money in excess of 33 1/3% of the value of its total assets (not including the amount borrowed) at the time the borrowing is made.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities representing interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except as permitted by applicable law and the fund may purchase or sell (a) other instruments backed by commodities and (b) commodities acquired as a result of ownership of securities or other instruments.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies (including without limitation debt obligations issued by other Putnam funds), by entering into repurchase agreements, or by lending its portfolio securities.

(6) With respect to 75% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities or to securities issued by other investment companies.

(7) With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities) if as a result of such purchase, more than 25% of the fund’s total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund’s shares of beneficial interest, except for permitted borrowings.

The Investment Company Act of 1940 provides that a “vote of a majority of the outstanding voting securities” of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

I-4

For purposes of the fund’s fundamental policy on commodities and commodities contracts (#4 above), notwithstanding any federal legislation or regulatory action by the Commodity Futures Trading Commission (“CFTC”) that subject such swaps to regulation by the CFTC, the fund will not consider such instruments to be commodities or commodity contracts for purposes of this policy.

For purposes of the fund’s fundamental policy on industry concentration (#8 above), Putnam Investment Management, LLC (“Putnam Management”), the fund’s investment manager, determines the appropriate industry categories and assigns issuers to them, informed by a variety of considerations, including relevant third-party categorization systems. Industry categories and issuer assignments may change over time as industry sectors and issuers evolve. Portfolio allocations shown in shareholder reports and other communications may use broader investment sectors or narrower sub-industry categories.

All percentage limitations on investments will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

CHARGES AND EXPENSES

Creation/Redemption Transaction Fees

The following table shows, as of [●], standard transaction fees and maximum additional transaction fees for creations and redemptions.

Standard Creation/ Redemption Transaction Fee	Maximum Additional Creation Transaction Fee*	Maximum Additional Redemption Transaction Fee*
[●]	[●]	[●]

* As a percentage of the cash amount invested or redeemed. The total redemption transaction fee will not exceed 2%.

Management fees

[The fund pays an annual all-inclusive management fee of [ ]% to Putnam Management based on the fund’s average daily net assets. The management fee is calculated and accrued daily. The management fee covers investment management services, as well as ordinary and recurring operating expenses (except certain expenses), which are paid of the management fee. The following expenses are not paid out of the management fee and thus are borne separately by the fund: [ ].]

I-5

Brokerage commissions

Because the fund has yet to commence investment operations as of the date of this SAI, the fund has not paid any brokerage commissions.

Because the fund has yet to commence investment operations, the fund does not hold any securities of its/their regular broker-dealers.

Trustee responsibilities and fees

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for the fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages the fund’s other affairs and business.

The table below shows the aggregate value of each Trustee’s holdings in all of the funds in the Putnam funds complex as of [December 31, 2020]. No Trustee owned shares of the fund as of the date of this SAI.

Name of Trustee	Dollar range the fund shares owned	Aggregate dollar range of shares held in all of the Putnam funds overseen by Trustee
Independent Trustees
Liaquat Ahamed	[●]	[●]
Katinka Domotorffy	[●]	[●]
Catharine Bond Hill	[●]	[●]
Mona K. Sutphen	[●]	[●]
Interested Trustee*
Aaron Cooper	[●]	[●]

* Trustee who is an “interested person” (as defined in the Investment Company Act of 1940) of the fund and Putnam Management. Mr. Cooper is deemed an “interested person” by virtue of his positions as an officer of the fund and Putnam Management. Mr. Cooper is [●] of [●] and President of the Trust. Mr. Cooper is the President and Chief Operating Officer of Putnam Investments, LLC and President of your fund and each of the other funds of the Trust. None of the other Trustees is an “interested person”.

[Each Independent Trustee of the fund receives an annual retainer fee. Independent Trustees also are reimbursed for expenses they incur relating to their services as Trustees.]

I-6

Number of committee meetings

[As the Trust is new, during the past fiscal year, both the Audit Committee and the Nominating Committee held no meetings.]

Compensation

The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by the fund for fiscal 2020, and the fees paid to each Trustee by all of the Putnam funds for services rendered during calendar year 2019.

COMPENSATION TABLE

Trustee/Year	Aggregate compensation from the fund(1)	Pension or retirement benefits accrued as part of fund expenses	Estimated annual benefits from all Putnam funds upon retirement	Total compensation from all Putnam funds(2)
Independent Trustees
Liaquat Ahamed/2012(3)	--	N/A	N/A	$318,750
Katinka Domotorffy/2012(3)	--	N/A	N/A	$325,000
Catharine Bond Hill/2017(3)	--	N/A	N/A	$325,000
Mona K. Sutphen/2020	--	N/A	N/A	N/A
Interested Trustee
Aaron Cooper(4)	N/A	N/A	N/A	N/A

(1) The fund has not yet commenced operations as of the date of this SAI.

(2) [As of December 31, 2020, there were 97 funds in the Putnam family.]

(3) [Certain Trustees are also owed compensation deferred pursuant to a Trustee Compensation Deferral Plan.]

(4) Mr. Cooper is an “interested person” of the fund and Putnam Management.

For additional information concerning the Trustees, see “Management” in Part II of this SAI.

Share ownership

As of the date of this SAI, the fund has not issued any shares.

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Distribution fees

Because the fund has yet to commence operations as of the date of this SAI, the fund has not yet paid any distribution fees to Foreside Fund Services, LLC (Foreside).

PORTFOLIO MANAGERS

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund’s portfolio managers managed as of [•]. The other accounts may include accounts for which the individuals were not designated as a portfolio manager. Unless noted, none of the accounts pays a fee based on the account’s performance.

Portfolio managers	Other SEC-registered open-end and closed-end funds		Other accounts that pool assets from more than one client		Other accounts (including separate accounts, managed account programs and single-sponsor defined contribution plan offerings)
	Number of accounts	Assets	Number of accounts	Assets	Number of accounts	Assets
[Katherine Collins]	[4*]	$[●]	[2]	$[●]	[1]	$[●]
[Stephanie Dobson]	[4*]	$[●]	[2]	$[●]	[1]	$[●]

[* 1 account, with total assets of $[●], pays an advisory fee based on account performance.]

See “Management—Portfolio Transactions—Potential conflicts of interest in managing multiple accounts” in Part II of this SAI for information on how Putnam Management addresses potential conflicts of interest resulting from an individual’s management of more than one account.

Compensation of portfolio managers

[Portfolio managers are evaluated and compensated across specified products they manage, in part, based on their performance relative to the applicable benchmark, based on a blend of 3-year and 5-year performance, or, if shorter, the period of time that the portfolio manager has managed the product. In addition to their individual performance, evaluations take into account the performance of their group and a subjective component.

Each portfolio manager is assigned an industry-competitive incentive compensation target consistent with this goal and evaluation framework. Actual incentive compensation may be higher or lower than the target, based on individual, group, and subjective performance, and may also reflect the performance of Putnam as a firm.

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Incentive compensation includes a cash bonus and may also include grants of deferred cash, stock or options. In addition to incentive compensation, portfolio managers receive fixed annual salaries typically based on level of responsibility and experience.

For this fund, Putnam evaluates performance based on the fund’s pre-tax return relative to its benchmarks, the [●].

Ownership of securities

As of the date of this SAI, the portfolio managers of the fund owned no shares of the fund, including investments by immediate family members and amounts invested through retirement and deferred compensation plans.

SECURITIES LENDING ACTIVITIES

Because the fund has yet to commence operations as of the date of this SAI, the fund has not yet participated in any securities lending activities.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

[●] is the fund’s independent registered public accounting firm providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The fund has not yet commenced operations as of the date of this SAI.

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THE PUTNAM ETFS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

PART II

GENERAL DESCRIPTION OF THE FUNDS	1

BUYING AND SELLING SHARES	1

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS	9

TAXES	33

MANAGEMENT	43

DETERMINATION OF NET ASSET VALUE	53

SHAREHOLDER LIABILITY	54

DISCLOSURE OF PORTFOLIO INFORMATION	55

INFORMATION SECURITY RISKS	57

PROXY VOTING GUIDELINES AND PROCEDURES	57

APPENDIX A - PROXY VOTING GUIDELINES	58

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THE PUTNAM ETFS

STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

PART II

GENERAL DESCRIPTION OF THE FUNDS

Each fund is an actively managed exchange-traded fund that operates pursuant to an exemptive order from the Securities and Exchange Commission (“SEC”) issued on [●], 2021 (the “Order”). Like other ETFs, each fund issues and redeems shares on a continuous basis at net asset value per share (“NAV”) in aggregations of a specified number of shares called “Creation Units.” Creation Units are generally issued in exchange for portfolio securities and an amount of cash. Shares are listed and traded on an exchange. Shares trade in the secondary market at market prices that may differ from the shares’ NAV. Shares are not individually redeemable, but are redeemable only in Creation Unit aggregations, also in exchange for portfolio securities and an amount of cash. Shareholders who are not Authorized Participants (as defined herein), therefore, will not be able to purchase or redeem shares directly with or from a fund. Instead, most shareholders who are not Authorized Participants will buy and sell shares in the secondary market through a broker.

Unlike other actively managed ETFs that publish their portfolio holdings on a daily basis, each fund does not publicly disclose the composition of its portfolio each business day, which may affect the price at which shares of each fund trade in the secondary market. Each fund instead publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of each fund but is not the fund’s actual portfolio. A Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings (Strategy Components); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by Strategy Components) in which a fund invests (Representative ETFs); and (3) cash and cash equivalents. Each fund also publishes each business day on its website a “Tracking Basket Weight Overlap,” which is the percentage weight overlap between the holdings of the prior day’s Tracking Basket compared to the holdings of the fund that formed the basis for the fund’s calculation of NAV at the end of the prior business day. A Tracking Basket Weight Overlap is designed to provide investors with an understanding of how similar a Tracking Basket is to a fund’s actual portfolio in percentage terms and help investors evaluate the risk that the performance of a Tracking Basket may deviate from the performance of the portfolio holdings of a fund.

A Tracking Basket also constitutes the names and quantities of instruments to be exchanged with a fund for both purchases and redemptions of fund shares, although each fund generally requires an Authorized Participant to deposit or receive (as applicable) cash in lieu of Representative ETFs, as described further under the heading “Buying and Selling Shares” below.

Each fund discloses its complete portfolio holdings, including the name, identifier, market value and weight of each security and instrument in the portfolio, on www.putnam.com on a monthly basis with a 30-day lag.

BUYING AND SELLING SHARES

Book-Entry Only System

The Depository Trust Company (“DTC”) acts as securities depository for the shares. Shares of each fund are represented by securities registered in the name of DTC or its nominee and deposited with, or on behalf of, DTC. Certificates will not be issued for shares.

DTC, a limited-purpose trust company, was created to hold securities of its participants and to facilitate the clearance and settlement of securities transactions among DTC participants in such securities through electronic book-entry changes in accounts of the DTC participants, thereby eliminating the need for physical movement of securities certificates. DTC participants include securities brokers and dealers, banks, trust companies, clearing corporations, and certain other organizations, some of whom (and/or their representatives)

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own DTC. Access to the DTC system is also available to others such as banks, brokers, dealers, and trust companies that clear through or maintain a custodial relationship with a DTC participant, either directly or indirectly.

Beneficial ownership of shares is limited to DTC participants and persons holding interests through DTC participants. Ownership of beneficial interests in shares (owners of beneficial interests are referred to herein as Beneficial Owners) is shown on, and the transfer of ownership is effected only through, records maintained by DTC (with respect to DTC participants) and on the records of DTC participants (with respect to indirect DTC participants and Beneficial Owners that are not DTC participants). Beneficial Owners will receive from or through a DTC participant a written confirmation relating to their purchase of shares.

Conveyance of all notices, statements and other communications to Beneficial Owners is effected as follows. Pursuant to the Depositary Agreement between the trust and DTC, DTC is required to make available to the trust upon request and for a fee to be charged to the trust a listing of the shares of each fund held by each DTC participant. The trust shall inquire of each such DTC participant as to the number of Beneficial Owners holding fund shares, directly or indirectly, through such DTC participant. The trust shall provide each such DTC participant with copies of such notice, statement or other communication, in such form, number and at such place as such DTC participant may reasonably request, in order that such notice, statement or communication may be transmitted by such DTC participant, directly or indirectly, to such Beneficial Owners. In addition, the trust shall pay to each such DTC participant a fair and reasonable amount as reimbursement for the expenses attendant to such transmittal, all subject to applicable statutory and regulatory requirements.

Share distributions shall be made to DTC or its nominee, Cede & Co., as the registered holder of all shares. DTC or its nominee, upon receipt of any such distributions, shall credit immediately DTC participants’ accounts with payments in amounts proportionate to their respective beneficial interests in shares of each fund as shown on the records of DTC or its nominee. Payments by DTC participants to indirect DTC participants and Beneficial Owners of shares held through such DTC participants will be governed by standing instructions and customary practices, as is now the case with securities held for the accounts of customers in bearer form or registered in a “street name,” and will be the responsibility of such DTC participants.

The Trust has no responsibility or liability for any aspect of the records relating to or notices to Beneficial Owners, or payments made on account of beneficial ownership interests in such shares, or for maintaining, supervising or reviewing any records relating to such beneficial ownership interests, or for any other aspect of the relationship between DTC and the DTC participants or the relationship between such DTC participants and the indirect DTC participants and Beneficial Owners owning through such DTC participants.

DTC may decide to discontinue providing its service with respect to shares at any time by giving reasonable notice to the trust and discharging its responsibilities with respect thereto under applicable law. Under such circumstances, the trust shall take action either to find a replacement for DTC to perform its functions at a comparable cost or, if such a replacement is unavailable, to issue and deliver printed certificates representing ownership of shares, unless the trust makes other arrangements with respect thereto satisfactory to the listing exchange.

Creation Units

The Trust issues and redeems shares of each fund only in Creation Unit aggregations on a continuous basis through Foreside Fund Services, LLC (“Foreside”), the Fund’s distributor, without a sales load, at its NAV next determined after receipt, on any Business Day (as defined herein), of an order in proper form. An Authorized Participant that is not a “qualified institutional buyer,” as such term is defined under Rule 144A of the 1933 Act, will not be able to receive, as part of a redemption, restricted securities eligible for resale under Rule 144A.

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A “Business Day” with respect to each fund is any day on which the listing exchange or the NYSE is open for business. As of the date of the prospectus, the listing exchange and the NYSE observe the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day (Washington’s Birthday) (U.S.), Good Friday, Memorial Day, Independence Day (U.S.), Labor Day (U.S.), Thanksgiving Day (U.S.), and Christmas Day.

To be eligible to place orders to purchase a Creation Unit of each fund, an entity must be an “Authorized Participant” which is a member or participant of a clearing agency registered with the SEC, which has a written agreement with Foreside, the fund’s distributor, that allows the Authorized Participant to place orders for the purchase and redemption of Creation Units (“Participant Agreement”). All shares of each fund, however created, will be entered on the records of DTC in the name of Cede & Co. for the account of a DTC participant.

Each fund reserves the right to adjust the prices of fund shares and the number of shares in a Creation Unit in the future to maintain convenient trading ranges for investors. Any adjustments would be accomplished through stock splits or reverse stock splits, which would have no effect on the net assets of each fund.

Portfolio Deposit

The consideration for purchase of a Creation Unit generally consists of an in-kind deposit of a designated portfolio of securities constituting the securities included in the fund’s Tracking Basket (“Deposit Securities”) (or in certain circumstances, cash in lieu of certain Deposit Securities) together with a deposit of a specified cash payment (“Cash Component”) computed as described herein. Alternatively, each fund may issue and redeem Creation Units in exchange for a specified all-cash payment (“Cash Deposit”). Together, the Deposit Securities (including any cash in lieu amounts) and the Cash Component or, alternatively, the Cash Deposit, constitute the “Portfolio Deposit,” which represents the minimum initial and subsequent investment amount for a Creation Unit. In the event each fund requires Deposit Securities (including any cash in lieu amounts) and a Cash Component in consideration for purchasing a Creation Unit, the function of the Cash Component is to compensate for any differences between the NAV per Creation Unit and the Deposit Amount (as defined below). The Cash Component would be an amount equal to the difference between the NAV of the shares (per Creation Unit) and the “Deposit Amount,” which is an amount equal to the market value of the Deposit Securities. If the Cash Component is a positive number (the NAV per Creation Unit exceeds the Deposit Amount), the Authorized Participant will deliver the Cash Component. If the Cash Component is a negative number (the NAV per Creation Unit is less than the Deposit Amount), the Authorized Participant will receive the Cash Component. Computation of the Cash Component excludes any stamp duty or other similar fees and expenses payable upon transfer of beneficial ownership of the Deposit Securities, which shall be the sole responsibility of the Authorized Participant.

Putnam Management, or its agent, makes available through Foreside or the transfer agent (through the National Securities Clearing Corporation (“NSCC”)) on each Business Day, prior to the opening of trading on the listing exchange or the NYSE (currently 9:30 a.m. Eastern time), the list of the names and the required number of shares of each Deposit Security and the amount of the Cash Component (or Cash Deposit) to be included in the current Portfolio Deposit (based on information at the end of the previous Business Day) for each fund. Such Portfolio Deposit is applicable, subject to any adjustments as described below, in order to effect purchases of Creation Units until such time as the next-announced Portfolio Deposit composition is made available.

The identity and number of shares of the Deposit Securities (including any cash in lieu amounts) and the amount of the Cash Component (or Cash Deposit) required for a Portfolio Deposit for a fund changes as corporate action events, such as dividends, splits, and rights issues, are reflected from time to time by Putnam Management with a view to the investment objective of the fund. The composition of the Deposit Securities may also change in response to adjustments to the weighting or composition of the securities constituting a fund’s Tracking Basket.

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A fund generally requires the substitution of an amount of cash (i.e., a cash in lieu amount) to replace Deposit Securities that are Representative ETFs. In addition, a fund may determine, upon receiving a purchase order from an Authorized Participant, to have the purchase be made entirely or in part in cash. This includes, but is not limited to, a determination to permit the substitution of an amount of cash to replace any Deposit Security that is not available in sufficient quantity for delivery, not eligible for transfer through the systems of DTC, the Federal Reserve System or the clearing process through the Continuous Net Settlement System of the NSCC, (the “Clearing Process”), not permitted to be re-registered in the name of the trust as a result of an in-kind purchase order pursuant to local law or market convention, restricted under the securities laws or which may not be eligible for trading by an Authorized Participant or the investor for which it is acting. In such cases where a fund purchases portfolio securities with cash, the Authorized Participant will reimburse the fund for, among other things, any difference between the market value at which the securities were purchased by the fund and the cash in lieu amount (which amount, at Putnam Management’s discretion, may be capped), applicable registration fees and taxes. Brokerage commissions incurred in connection with a fund’s acquisition of Deposit Securities will be at the expense of the fund and will affect the value of all shares of the fund; but Putnam Management may adjust the transaction fee to the extent the composition of the Deposit Securities changes or cash in lieu is added to the Cash Component to protect ongoing shareholders.

Procedures for Creation Unit Purchases.

All purchase orders must be placed for one or more Creation Units. All orders to purchase Creation Units must be received by Foreside or its agent no later than the closing time of regular trading hours on the listing exchange or the NYSE (ordinarily 4:00 p.m. Eastern time) (the “Closing Time”), or one hour prior to the Closing Time (ordinarily 3:00 p.m. Eastern Time) in the case of nonconforming orders, in each case on the date such order is placed in order for the creation of Creation Units to be effected based on the NAV of shares of each fund as next determined on such date after receipt of the order in proper form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units as discussed below) is placed is referred to as the “Transmittal Date.” Orders must be transmitted by an Authorized Participant by telephone or other transmission method acceptable to Foreside pursuant to procedures set forth in the Participant Agreement. Severe economic or market disruptions or changes, or telephone or other communications failure may impede the ability to reach Foreside or an Authorized Participant.

All orders to purchase Creation Units shall be placed with an Authorized Participant, as applicable, in the form required by such Authorized Participant. In addition, in the event an Authorized Participant places an order on behalf of an investor, the Authorized Participant may request the investor to make certain representations or enter into agreements with respect to the order, including payments of cash to pay the Cash Component, when required. Investors should be aware that their particular broker may not have executed a Participant Agreement and that, therefore, orders to purchase Creation Units have to be placed by the investor’s broker through an Authorized Participant that has executed a Participant Agreement. In such cases there may be additional charges to such investor. At any given time, there may be only a limited number of broker-dealers that have executed a Participant Agreement.

Those placing orders to purchase Creation Units should afford sufficient time to permit proper submission of the order to Foreside or its agent prior to the applicable deadlines on the Transmittal Date. Authorized participants may ascertain the deadlines applicable to DTC and the Federal Reserve Bank wire system by contacting the operations department of the broker or depository institution effecting such transfer of Deposit Securities and Cash Component.

Portfolio Deposits must be delivered through the Federal Reserve System (for cash and government securities) and through DTC (for corporate securities) by an Authorized Participant that has executed a Participant Agreement. The Portfolio Deposit transfer must be ordered by the Authorized Participant on the Transmittal Date in a timely fashion so as to ensure the delivery of the requisite number of Deposit Securities through DTC to the account of each fund by no later than 1:00 p.m. Eastern time of the next Business Day immediately following the Transmittal Date. In certain cases Authorized Participants will purchase and redeem Creation

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Units of each fund on the same Transmittal Date. In these instances, each fund reserves the right to settle these transactions on a net basis.

All questions as to the number of Deposit Securities to be delivered, and the validity, form and eligibility (including time of receipt) for the deposit of any tendered securities, will be determined by each fund, whose determination shall be final and binding. For purchase orders composed solely of a Cash Component, the amount of cash equal to the Cash Component must be transferred directly to each fund’s custodian through the Federal Reserve Bank wire transfer system in a timely manner so as to be received by each fund’s custodian no later than 10:00 a.m. Eastern time on the next Business Day immediately following such Transmittal Date. An order to purchase Creation Units is deemed received by Foreside on the Transmittal Date if (i) such order is received by Foreside or its agent not later than 3:00 p.m. Eastern time on such Transmittal Date; and (ii) all other procedures set forth in the Participant Agreement are properly followed. However, if each fund’s custodian does not receive the required Deposit Securities together with the associated Cash Component by 1:00 p.m. or, with respect to purchase orders composed solely of a Cash Component, the Cash Component by 10:00 a.m. on the next Business Day immediately following the Transmittal Date, such order will be deemed not in proper form and canceled. Upon written notice to Foreside, such canceled order may be resubmitted the following Business Day using a Portfolio Deposit as newly constituted to reflect the next calculated NAV of each fund. The delivery of Creation Units so purchased will occur not later than the second (2nd) Business Day following the day on which the purchase order is deemed received by Foreside.

Foreside or its agent will inform the transfer agent, Putnam Management and each fund’s custodian upon receipt of a purchase order. The custodian will then provide such information to the appropriate sub-custodian. The custodian will cause the sub-custodian to maintain an account into which the Deposit Securities (or the cash value of all or part of such securities, in the case of a cash purchase or “cash in lieu” amount) will be delivered. Deposit Securities must be delivered to an account maintained at the applicable local custodian. The trust must also receive, on or before the contractual settlement date, immediately available or same day funds estimated by the custodian to be sufficient to pay the Cash Component next determined after receipt in proper form of the purchase order, together with the purchase transaction fee described below.

Once the Trust has accepted a purchase order, the trust will confirm the issuance of a Creation Unit of a fund against receipt of payment, at such NAV as will have been calculated after receipt in proper form of such order. Foreside or its agent will then transmit a confirmation of acceptance of such order.

Creation Units will not be issued until the transfer of good title to the trust of the Deposit Securities and the payment of the Cash Component have been completed. When the sub-custodian has confirmed to the custodian that the required Deposit Securities (or the cash value thereof) have been delivered to the account of the relevant sub-custodian, Foreside and Putnam Management will be notified of such delivery and the trust will issue and cause the delivery of the Creation Units.

Creation Units may be created in advance of receipt by each fund of all or a portion of the applicable Deposit Securities as described below. In these circumstances, the initial deposit will have a value greater than the NAV of the shares on the date the order is placed in proper form since, in addition to available Deposit Securities, cash must be deposited in an amount equal to the sum of (i) the Cash Component (including any Transaction Fees), plus (ii) 105% of the market value of the undelivered Deposit Securities (“Additional Cash Deposit”). The order shall be deemed to be received on the Business Day on which the order is placed provided that the order is placed in proper form prior to 3:00 p.m. Eastern time on such date and federal funds in the appropriate amount are deposited with each fund’s custodian by 10:00 a.m. Eastern time the following Business Day. If the order is not placed in proper form by 3:00 p.m. or federal funds in the appropriate amount are not received by 10:00 a.m. the next Business Day, then the order may be deemed to be rejected and the Authorized Participant shall be liable to each fund for losses, if any, resulting therefrom. An additional amount of cash shall be required to be deposited with each fund, pending delivery of the missing Deposit Securities to the extent necessary to maintain the Additional Cash Deposit with each fund in an amount at least equal to 105% of the daily marked to market value of the missing Deposit Securities. In the sole discretion of each fund

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following the Business Day on which the order was received a fund may use the cash on deposit to purchase the missing Deposit Securities. Authorized Participants will be liable to each fund for the costs incurred by each fund in connection with any such purchases. These costs will be deemed to include the amount by which the actual purchase price of the Deposit Securities exceeds the market value of such Deposit Securities on the day the purchase order was deemed received by Foreside plus the brokerage and related transaction costs associated with such purchases and the Authorized Participant shall be liable to the fund for any shortfall between the cost to the fund of purchasing any missing Deposit Securities and the value of the collateral. Each fund will return any unused portion of the Additional Cash Deposit once all of the missing Deposit Securities have been properly received by Foreside or purchased by each fund and deposited into each fund.

Acceptance of Purchase Orders.

Each fund reserves the absolute right to reject a purchase order transmitted to it by Foreside if (i) the order is not in proper form; (ii) the investor(s), upon obtaining the shares ordered, would own 80% or more of the currently outstanding shares of each fund; (iii) acceptance of the Deposit Securities would have certain adverse tax consequences to each fund; (iv) acceptance of the Portfolio Deposit would, in the opinion of the fund, be unlawful; (v) acceptance of the Portfolio Deposit would otherwise, in the discretion of each fund or Putnam Management, have an adverse effect on each fund or the rights of beneficial owners; or (vi) in the event that circumstances outside the control of each fund, make it impossible to process creation orders for all practical purposes. Examples of such circumstances include, without limitation, acts of God; public service or utility problems such as earthquakes, fires, floods, extreme weather conditions, and power outages resulting in telephone, telecopy, and computer failures; wars; civil or military disturbances, including acts of civil or military authority or governmental actions; terrorism; sabotage; epidemics; riots; labor disputes; market conditions or activities causing trading halts; systems failures involving computer or other information systems affecting each fund, Putnam Management, Foreside, DTC, NSCC, the transfer agent, or any other participant in the purchase process, and similar extraordinary events. Each fund and Foreside have the right to require information to determine beneficial share ownership for purposes of (ii) above should it so choose or to rely on a certification from a broker-dealer who is a member of the Financial Industry Regulatory Authority, Inc. as to the cost basis of Deposit Securities. If creations are on an in-kind basis, the fund further reserves the absolute right to reject or suspend an order transmitted to it by Foreside and/or the transfer agent in respect of the fund if: (i) acceptance of the Deposit Securities would have certain adverse tax consequences to the fund; or (ii) for any other reasons as specified herein. Foreside or the fund shall notify a prospective purchaser of a Creation Unit and/or the Authorized Participant acting on the purchaser’s behalf, of its rejection of the purchaser’s order. Each fund, the transfer agent, and Foreside are under no duty, however, to verify or give notification of any defects or irregularities in any written order or in the delivery of a Portfolio Deposit, nor shall any of them incur any liability for the failure to give any such notification.

Redemption of Creation Units

Shares may be redeemed only in Creation Units at their NAV next determined after receipt of a redemption request in proper form by each fund through the transfer agent and only on a Business Day through an Authorized Participant that has entered into a Participant Agreement. Each fund generally will not redeem shares in amounts less than Creation Unit-size aggregations. Beneficial Owners must accumulate enough shares to constitute a Creation Unit in order to have such shares redeemed by each fund. There can be no assurance, however, that there will be sufficient liquidity in the public trading market at any time to permit assembly of a Creation Unit. Investors should expect to incur brokerage and other costs in connection with assembling a sufficient number of shares to constitute a redeemable Creation Unit.

Putnam Management, through Foreside or the transfer agent (through the NSCC) makes available immediately prior to the opening of trading on the listing exchange or the NYSE (currently 9:30 a.m. Eastern time) on each Business Day, the identity of the portfolio of securities constituting the securities included in the fund’s Tracking Basket (Fund Securities) that will be applicable (subject to possible amendment or correction) to redemption requests received in proper form (as defined below) on that day.

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The redemption proceeds for a Creation Unit may consist of Fund Securities – as announced by Putnam Management, or its agent, on the Business Day of the request for redemption received in proper form – plus cash in an amount equal to the difference between the NAV of the shares being redeemed, as next determined after a receipt of the request in proper form, and the value of the Fund Securities (“Cash Redemption Amount”), less a redemption transaction fee and any variable fee as listed below. In the event that the Fund Securities have a value greater than the NAV of the shares being redeemed, a compensating cash payment to a fund equal to the differential plus the applicable redemption transaction fee is required to be made by or through an Authorized Participant by the redeeming shareholder. Notwithstanding the foregoing, each fund will substitute a cash-in-lieu amount to replace any Fund Security that is a non-deliverable instrument. The amount of the cash paid out in such cases will be equivalent to the value of the instrument listed as a Fund Security. In addition, a fund generally substitutes a cash in lieu amount to replace any Fund Securities that are Representative ETFs.

The right of redemption may be suspended or the date of payment postponed with respect to each fund (i) for any period during which the NYSE is closed (other than customary weekend and holiday closings); (ii) for any period during which trading on the NYSE is suspended or restricted; (iii) for any period during which an emergency exists as a result of which disposal of the shares or determination of each fund’s NAV is not reasonably practicable; or (iv) in such other circumstances as is permitted by the SEC.

Orders to redeem Creation Units must be delivered through an Authorized Participant. An order to redeem Creation Units is deemed received by each fund on the Transmittal Date if (i) such order is received in proper form by the transfer agent not later than the Closing Time (or one hour prior to the Closing Time (ordinarily 3:00 p.m. Eastern Time) for nonconforming orders) on such Transmittal Date; (ii) such order is accompanied or followed by the requisite number of shares of each fund and the Cash Redemption Amount specified in such order, which delivery must be made through DTC to each fund’s custodian no later than 1:00 p.m., for the shares, and 3:00 p.m., for the Cash Redemption Amount, Eastern time on the next Business Day following such Transmittal Date (the “DTC Cut-Off-Time”); and (iii) all other procedures set forth in the Participant Agreement are properly followed. The requisite Fund Securities and the Cash Redemption Amount will generally be transferred by the second (2nd) Business Day following the date on which such request for redemption is deemed received, which will generally be no more than seven (7) days after such request for redemption but may be up to fifteen days for funds that invest in foreign securities. In certain cases, Authorized Participants will redeem and purchase Creation Units of each fund on the same Transmittal Date. In these instances, each fund reserves the right to settle these transactions on a net basis.

If each fund determines, based on information available to each fund when a redemption request is submitted by an Authorized Participant, that: (i) the short interest of each fund in the marketplace (i.e., the number of shares of the fund that have been sold short but have not yet been covered or closed out) is greater than or equal to 100%; and (ii) the orders in the aggregate from all Authorized Participants redeeming shares on a Business Day represent 25% or more of the outstanding shares of each fund, such Authorized Participant will be required to verify to each fund the accuracy of its representations that are deemed to have been made by submitting a request for redemption. If, after receiving notice of the verification requirement, the Authorized Participant does not verify the accuracy of its representations that are deemed to have been made by submitting a request for redemption in accordance with this requirement, its redemption request will be considered not to have been received in proper form.

To the extent contemplated by an Authorized Participant’s agreement, in the event the Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the Creation Units to be redeemed to Foreside, on behalf of each fund, at or prior to the closing time of regular trading on the listing exchange on the date such redemption request is submitted, Foreside will nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing fund shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral consisting of cash having a value (marked to market daily) at least equal to 105% of the value of the

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missing fund shares. The current procedures for collateralization of missing shares require, among other things, that any cash collateral shall be in the form of U.S. dollars in immediately-available funds and shall be held by each fund and marked to market daily, and that the fees of each fund and any sub-custodians in respect of the delivery, maintenance, and redelivery of the cash collateral shall be payable by the Authorized Participant. The Participant Agreement will permit each fund to purchase the missing fund shares or acquire the Deposit Securities underlying such shares at any time and will subject the Authorized Participant to liability for any shortfall between the cost to each fund of purchasing such shares or Deposit Securities and the value of the collateral.

The calculation of the value of the Fund Securities and the Cash Redemption Amount to be delivered upon redemption will be made by Putnam Management according to the procedures set forth in the section entitled “Determination of Net Asset Value” computed on the Business Day on which a redemption order is deemed received by the transfer agent. Therefore, if a conforming redemption order in proper form is submitted to the transfer agent by an Authorized Participant not later than Closing Time, or 3:00 p.m. Eastern time in the case of nonconforming orders, on the Transmittal Date, and the requisite number of shares of each fund are delivered to each fund’s custodian prior to the DTC Cut-Off-Time, then the value of the Fund Securities and the Cash Redemption Amount to be delivered will be determined by [State Street Bank and Trust Company] on such Transmittal Date. If, however, a conforming redemption order is submitted to the transfer agent by an Authorized Participant not later than the Closing Time, or 3:00 p.m. Eastern time in the case of nonconforming orders, on the Transmittal Date but either (i) the requisite number of shares of each fund and the Cash Redemption Amount are not delivered by the DTC Cut-Off-Time as described above on the next Business Day following the Transmittal Date, or (ii) the redemption order is not submitted in proper form, then the redemption order will not be deemed received as of the Transmittal Date. In such case, the value of the Fund Securities and the Cash Redemption Amount to be delivered will be computed as of the Closing Time on the Business Day that such order is deemed received by the transfer agent, i.e., the Business Day on which the shares of each fund are delivered through DTC to Foreside by the DTC Cut-Off-Time on such Business Day pursuant to a properly submitted redemption order.

A fund may determine, upon receiving a redemption order from an Authorized Participant, to have the redemption be made entirely or in part in cash. In addition, an investor may request a redemption in cash that each fund may, in its sole discretion, permit. In either case, the investor will receive a cash payment equal to the NAV of its shares based on the NAV of shares of each fund next determined after the redemption request is received in proper from (minus a redemption transaction fee and additional charge for requested cash redemptions specified above, to offset each fund’s brokerage and other transaction costs associated with the disposition of Fund Securities).

Redemption of shares for Fund Securities will be subject to compliance with applicable federal and state securities laws and each fund (whether or not it otherwise permits cash redemptions) reserves the right to redeem Creation Units for cash to the extent that each fund could not lawfully deliver specific Fund Securities upon redemptions or could not do so without first registering the Fund Securities under such laws. An Authorized Participant or a Beneficial Owner for which it is acting subject to a legal restriction with respect to a particular stock included in the Fund Securities applicable to the redemption of a Creation Unit may be paid an equivalent amount of cash. The Authorized Participant may request the redeeming Beneficial Owner of the shares to complete an order form or to enter into agreements with respect to such matters as compensating cash payment.

In connection with taking delivery of shares for Fund Securities upon redemption of Creation Units, a redeeming shareholder or entity acting on behalf of a redeeming shareholder must maintain appropriate custody arrangements with a qualified broker-dealer, bank or other custody providers in each jurisdiction in which any of the Fund Securities are customarily traded, to which account such Fund Securities will be delivered. If neither the redeeming shareholder nor the entity acting on behalf of a redeeming shareholder has appropriate arrangements to take delivery of the Fund Securities in the applicable foreign jurisdiction and it is not possible to make other such arrangements, or if it is not possible to effect deliveries of the Fund Securities

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in such jurisdictions, the trust may, in its discretion, exercise its option to redeem such shares in cash, and the redeeming shareholder will be required to receive its redemption proceeds in cash.

Deliveries of redemption proceeds generally will be made within two Business Days. Due to the schedule of holidays in certain countries, however, the delivery of redemption proceeds may take longer than two Business Days after the day on which the redemption request is received in proper form. In such cases, the local market settlement procedures will not commence until the end of the local holiday periods.

Creation/Redemption Transaction Fees

The funds may impose a “Transaction Fee” on investors purchasing or redeeming Creation Units. The Transaction Fee will be limited to amounts that have been determined by Putnam Management to be appropriate. The purpose of the Transaction Fee is to protect the existing shareholders of the funds from the dilutive costs associated with the purchase and redemption of Creation Units. Where a fund permits cash creations (or redemptions) or cash in lieu of depositing one or more Deposit Securities, the purchaser (or redeemer) may be assessed a higher Transaction Fee to offset the transaction cost to a fund of buying (or selling) those particular Deposit Securities. To the extent a purchase/redemption transaction consists of cash and/or in-kind securities, the standard fee applies to in-kind purchases and redemptions of creation units and an additional transaction fee (up to the maximum amounts shown in the table below) may also be imposed. Each fund reserves the right to not impose the additional transaction fee or to vary the amount of the additional transaction fee, up to the maximum listed below, depending on the materiality of the fund’s actual transaction costs incurred or where Foreside believes that not imposing or varying the additional transaction fee would be in the fund’s interest. Transaction fees associated with the redemption of Creation Units will not exceed 2% of the value of shares redeemed. Actual transaction costs may vary depending on the time of day an order is received or the nature of the securities. Investors bear the costs of transferring Deposit Securities or Fund Securities to/from each fund to/from their account or on their order. See “[●]” in Part I of this SAI for information on standard transaction fees and maximum additional transaction fees.

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS

As noted in the prospectus, in addition to the main investment strategies and the principal risks described in the prospectus, the fund may employ other investment practices and may be subject to other risks, which are described below. Because the following is a combined description of investment strategies of all of the funds that are series of Putnam ETF Trust, certain matters described herein may not apply to your fund. Unless a strategy or policy described below is specifically prohibited or limited by the investment restrictions discussed in the fund’s prospectus or in this SAI, or by applicable law, the fund may engage in each of the practices described below without limit. This section contains information on the investments and investment practices listed below. With respect to funds for which Putnam Investments Limited (“PIL”) serves as sub-adviser (as described in the fund’s prospectus), references to Putnam Management in this section include PIL, as appropriate.

Under the terms of the Order, each fund’s investments are limited to the following: exchange-traded common stocks excluding penny stocks, exchange-traded preferred stocks, common stocks listed on a foreign exchange that trade on such exchange contemporaneously with shares of the fund, other ETFs, exchange-traded notes, exchange-traded American Depositary Receipts (“ADRs”), exchange-traded real estate investment trusts (“REITs”), exchange-traded commodity pools, exchange-traded metals trusts, exchange-traded currency trusts, and exchange-traded futures that trade contemporaneously with shares of the fund, as well as cash, short-term U.S. Treasury securities, government money market funds, and repurchase agreements (collectively, “Permissible Investments”). The funds may not borrow for investment purposes or hold short positions. The funds may not purchase any securities that are illiquid investments (as defined in Rule 22e-4(a)(8) under the 1940 Act) at the time of purchase.

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Cash Management	Market Risk
Commodity Pools, Currency Trusts, and Metal Trusts	Master Limited Partnerships (MLPs)
Commodities and Commodity-Related Investments	Money Market Instruments
Debt Securities	Preferred Stocks
Derivatives	Real Estate Investment Trusts (REITs)
ESG Considerations	Repurchase Agreements
Exchange-Traded Notes	Securities Loans
Foreign Investments and Related Risks	Securities of Other ETFs
Futures Contracts	Short-Term Trading
Illiquid Investments	Special Purpose Acquisition Companies
Initial Public Offerings (IPOs)	Structured Investments
Interfund Borrowing and Lending	Tax-exempt Securities
Legal and Regulatory Risk Relating to Investment Strategy	Temporary Defensive Strategies

Cash Management

A fund may hold uninvested short-term U.S. Treasury securities, repurchase agreements, or shares of government money market funds. Generally, these securities offer less potential for gains than other types of securities.

Commodity Pools, Currency Trusts, and Metal Trusts

Exchange-traded commodity pools may invest heavily in futures, commodities, and other derivatives. These exchange-traded commodity pools may use financial leverage, which may cause greater gains and losses. The funds are exposed to risks related to market, leverage, imperfect correlations with underlying investments or the portfolio holdings, price volatility, counterparty risk, liquidity, valuation, and regulatory risks.

Exchange-traded currency trusts are exposed to fluctuations in foreign exchange rate risks; global and regional political, regulatory, economic situations; inflation risk; and volatile interest rates.

Exchange-traded metal trusts may invest and hold some or all assets in metals, such as gold and silver. The investments may include physical assets of the trust or investments in the form of derivatives, such as spots, forwards, and futures. The trusts may also invest in industries associated with metal production, such as mine production. The investments are subject to a number of risks. The underlying value of the metals; international, economic, monetary and political factors, many of which are unpredictable; and changing tax, royalty, land and mineral rights ownership and leasing regulations in metal producing countries.

Commodities and Commodity-Related Investments

A fund may gain exposure to commodity markets by investing in exchange-traded commodity pools or certain exchange-traded futures.

Commodity prices can be extremely volatile and may be directly or indirectly affected by many factors, including changes in overall market movements, real or perceived inflationary trends, commodity index volatility, changes in interest rates or currency exchange rates, population growth and changing demographics, and factors affecting a particular industry or commodity, such as drought, floods, or other weather conditions or natural disasters, livestock disease, trade embargoes, economic sanctions, competition from substitute products, transportation bottlenecks or shortages, fluctuations in supply and demand, tariffs, and international regulatory, political, and economic developments (e.g., regime changes and changes in economic activity levels). In addition, some commodities are subject to limited pricing flexibility because of supply and demand

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factors, and others are subject to broad price fluctuations as a result of the volatility of prices for certain raw materials and the instability of supplies of other materials.

Actions of and changes in governments, and political and economic instability, in commodity-producing and -exporting countries may affect the production and marketing of commodities. In addition, commodity-related industries throughout the world are subject to greater political, environmental, and other governmental regulation than many other industries. Changes in government policies and the need for regulatory approvals may adversely affect the products and services of companies in the commodities industries. For example, the exploration, development, and distribution of coal, oil, and gas in the United States are subject to significant federal and state regulation, which may affect rates of return on coal, oil, and gas and the kinds of services that the federal and state governments may offer to companies in those industries. In addition, compliance with environmental and other safety regulations has caused many companies in commodity-related industries to incur production delays and significant costs. Government regulation also may impede the development of new technologies. The effect of future regulations affecting commodity-related industries cannot be predicted.

The value of commodity-related derivatives fluctuates based on changes in the values of the underlying commodity, commodity index, futures contract, or other economic variable to which they are related. Additionally, economic leverage will increase the volatility of these instruments as they may increase or decrease in value more quickly than the underlying commodity or other relevant economic variable. See “Derivatives” and “Futures Contracts and Related Options” herein for more information on the fund’s investments in derivatives.

Debt Securities

Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Some debt securities, such as zero-coupon bonds, do not pay interest but are sold at a deep discount from their face values. A fund's investments in debt securities are limited to short-term U.S. Treasury securities and exchange-traded notes.

Derivatives

Derivatives are financial instruments whose value depends upon, or is derived from, the value or other attributes of one or more underlying investments, pools of investments, indexes or currencies. Investments in derivatives may be applied toward meeting a requirement to invest in a particular kind of investment if the derivatives have economic characteristics similar to that investment.

The value of derivatives may move in unexpected ways due to unanticipated market movements, the use of leverage, imperfect correlation between the derivatives instrument and the reference asset, or other factors, especially in unusual market conditions, and may result in increased volatility. Derivatives may be difficult to value and may increase the fund’s transactions costs. The successful use of derivatives depends on the ability to manage these sophisticated instruments. There is no assurance that the fund’s use of derivative instruments will enable the fund to achieve its investment objective or that Putnam Management will be able to predict correctly the direction of securities prices, interest rates, currency exchange rates and other economic factors.

The fund’s use of derivatives may cause the fund to recognize higher amounts of short-term capital gains, which are generally taxed to individual shareholders at ordinary income tax rates, and higher amounts of ordinary income, and more generally may affect the timing, character and amount of a fund’s distributions to shareholders.

The fund’s use of certain derivatives may in some cases involve forms of financial leverage, which means they provide the fund with investment exposure greater than the value of the fund’s investment in the derivatives. The use of leverage involves risk and may increase the volatility of the fund’s net asset value.

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Some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system or on the fund’s ability to exercise remedies. Also, the fund is subject to risk if it enters into a derivatives transaction that is required to be cleared, and no clearing member is willing or able to clear the transaction on the fund’s behalf.

Derivatives also are subject to the risk that the fund may be delayed or prevented from recovering margin or other amounts deposited with a clearinghouse, futures commission merchant or other counterparty. If the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so.

To the extent the fund is required to segregate or “set aside” (often referred to as “asset segregation”) liquid assets or otherwise cover open positions with respect to certain derivative instruments, the fund may be required to sell portfolio instruments to meet these asset segregation requirements. There is a possibility that segregation involving a large percentage of the fund’s assets could impede portfolio management or the fund’s ability to meet redemption requests or other current obligations.

Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund’s derivatives positions. In fact, some over-the-counter instruments may be considered illiquid, and it may not be possible for the fund to liquidate a derivative position at an advantageous time or price, which may result in significant losses.

Legislation and regulation of derivatives in the U.S. and other countries may make derivatives more costly and/or less liquid, limit the availability of certain types of derivatives, cause the fund to change its use of derivatives, or otherwise adversely affect the fund’s use of derivatives.

The fund’s investments in derivatives are limited to exchange-traded futures, which are U.S. listed futures contracts where the future contract’s reference asset is an asset that the fund could invest in directly, or in the case of an index future, is based on an index of a type of asset that the Fund could invest in directly, such as an S&P 500 index future. All future contracts that the fund may invest in will be traded on a U.S. futures exchange, such as the Chicago Board of Trade or the Chicago Mercantile Exchange.

ESG Considerations

A fund may integrate environmental, social, or governance (“ESG”) considerations into its research process and/or investment decision-making. Putnam Management believes that ESG considerations, like other, more traditional subjects of investment analysis such as market position, growth prospects, and business strategy, have the potential to impact risk and returns. The relevance and materiality of ESG considerations in a fund’s process will differ from strategy to strategy, from sector to sector, and from portfolio manager to portfolio manager, and, in some cases (such as where Putnam Management lacks relevant ESG data), ESG considerations may not represent a material component of a fund’s investment process. Other than in the case of Putnam Sustainable Future ETF and Putnam Sustainable Leaders ETF, the consideration of ESG factors as part of a fund’s investment process does not mean that a fund pursues a specific “ESG” or “sustainable” investment strategy, and, depending on the fund, Putnam Management may sometimes make investment decisions other than on the basis of relevant ESG considerations.

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Exchange-Traded Notes

The fund may invest in exchange-traded notes (“ETNs”). An ETN is a type of senior, unsecured, unsubordinated debt security whose returns are linked to the performance of a particular market index or other reference assets less applicable fees and expenses. ETNs are listed on an exchange and traded in the secondary market. Investors may hold the ETN until maturity, at which time the issuer is obligated to pay a return linked to the performance of the relevant market index less applicable fees and expenses. ETNs typically do not make periodic interest payments and principal typically is not protected.

The market value of an ETN may be influenced by, among other things, time to maturity, level of supply and demand of the ETN, economic, legal, political or geographic events that affect the reference assets, volatility and lack of liquidity in the reference assets, changes in the applicable interest rates, the current performance of the market index to which the ETN is linked, and the credit rating of the ETN issuer. The market value of an ETN may differ from the performance of the applicable market index, and there may be times when an ETN trades at a premium or discount. This difference in price may be due to the fact that the supply and demand in the market for ETNs at any point in time is not always identical to the supply and demand in the market for the securities underlying the market index that the ETN seeks to track. A change in the issuer’s credit rating may also impact the value of an ETN despite the underlying market index remaining unchanged.

ETNs are also subject to tax risk. No assurance can be given that the Internal Revenue Service (the “IRS”) will accept, or a court will uphold, how the fund characterizes and treats ETNs for tax purposes.

An ETN that is tied to a specific market index may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market index. ETNs also incur certain expenses not incurred by their applicable market index, and the fund would bear a proportionate share of any fees and expenses borne by the ETN in which it invests.

The fund’s ability to sell its ETN holdings may be limited by the availability of a secondary market. In addition, although an ETN may be listed on an exchange, the issuer may not be required to maintain the listing, and there can be no assurance that a secondary market will exist for an ETN. Some ETNs that use leverage in an effort to amplify the returns of an underlying market index can, at times, be relatively illiquid and may therefore be difficult to purchase or sell at a fair price. Leveraged ETNs may offer the potential for greater return, but the potential for loss and speed at which losses can be realized also are greater. The extent of the fund’s investment in commodity-linked ETNs, if any, is limited by tax considerations. For more information regarding the tax treatment of commodity-linked ETNs, please see “Taxes” below.

ETNs are generally similar to structured investments. For discussion of these investments and the risks generally associated with them, see “Structured Investments” in this SAI.

Foreign Investments and Related Risks

A fund may only invest in common stocks listed on a foreign exchange that trades contemporaneously with the fund’s shares. A may also invest in ADRs and ETFs that invest in foreign securities. Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund’s foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. In addition, the fund is required to compute and distribute its income in U.S. dollars. Therefore, if the exchange rate for a foreign currency declines after a fund’s income has been earned and translated into U.S. dollars (but before payment), the fund could be required to liquidate portfolio securities to make such distributions. Similarly, if an exchange rate declines between the time a fund incurs expenses in U.S. dollars and the time such expenses are paid, the amount of such currency required to be converted into U.S. dollars in order to pay such expenses in U.S. dollars will be greater than the equivalent amount in any such currency of such expenses at the time they were incurred.

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There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers may not be subject to accounting, auditing, custody, disclosure and financial reporting standards and practices comparable to those in the United States. In addition, there may be less (or less effective) regulation of exchanges, brokers and listed companies in some foreign countries. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions, custodial expenses and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may be more complex and involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund’s assets held abroad) and expenses not present in the settlement of investments in U.S. markets. In addition, local market holidays or other factors may extend the time for settlement of purchases and sales of the Fund’s investments in securities that trade on foreign markets. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations. Extended settlement cycles or other delays in settlement may increase the fund’s liquidity risk and require the fund to employ alternative methods (e.g., through borrowings) to satisfy redemption requests during periods of large redemption activity in Fund shares.

In addition, foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of economic sanctions or embargoes (whether imposed by the United States or another country or other governmental or non-governmental organization), currency exchange controls, foreign withholding or other taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political, social or financial instability and diplomatic developments which could affect the value of the fund’s investments in certain foreign countries. Such actions could result in the devaluation of a country’s currency or a decline in the value and liquidity of securities of issuers in that country. In some cases (including in the case of sanctions), such actions also could result in a freeze on an issuer’s securities which would prevent the fund from selling securities it holds. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding or other taxes, and special U.S. tax considerations may apply.

Many foreign countries are heavily dependent upon exports, particularly to developed countries, and, accordingly, have been and may continue to be adversely affected by trade barriers, managed adjustments in relative currency values, and other protectionist measures imposed or negotiated by the United States and other countries with which they trade. These economies also have been and may continue to be negatively impacted by economic conditions in the United States and other trading partners, which can lower the demand for goods produced in those countries.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund’s ability to invest in securities of certain issuers organized under the laws of those foreign countries. These restrictions may take the form of prior governmental approval requirements, limits on the amount or type of securities held by foreigners and limits on the types of companies in which foreigners may invest (e.g., limits on investment in certain industries). Sanctions imposed by the United States government on other countries or persons or issuers operating in such countries could restrict the fund’s ability to buy affected securities or to sell any affected securities it has previously purchased, which may subject the fund to greater risk of loss in those securities. Foreign countries may have reporting requirements with respect to the ownership of securities, and those reporting requirements may be subject to interpretation or change without prior notice to investors.

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For purposes of some foreign holding limits or disclosure thresholds, all positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable limits or thresholds have been exceeded. Thus, even if the fund does not intend to exceed applicable limits, it is possible that different clients managed by Putnam Management and its affiliates (including separate affiliates owned by Power Corporation of Canada outside the Putnam Investments group) may be aggregated for this purpose. These limits may adversely affect the fund’s ability to invest in the applicable security.

The risks described above, including the risks of nationalization or expropriation of assets, typically are increased in connection with investments in developing countries, also known as “emerging markets.” For example, political and economic structures in these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. In such a dynamic environment, there can be no assurance that any or all of these capital markets will present viable investment opportunities for the fund. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. In such an event, it is possible that the fund could lose the entire value of its investments in the affected market. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. In addition, the economies of certain developing or emerging market countries may be dependent on a single industry or limited group of industries, which may increase the risks described above and make those countries particularly vulnerable to global economic and market changes. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced devaluations relative to the U.S. dollar, and future devaluations may adversely affect the value of assets denominated in such currencies. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years, and future inflation may adversely affect the economies and securities markets of such countries. When debt and similar obligations issued by foreign issuers are denominated in a currency (e.g., the U.S. dollar or the Euro) other than the local currency of the issuer, the subsequent strengthening of the non-local currency against the local currency will generally increase the burden of repayment on the issuer and may increase significantly the risk of default by the issuer.

ADRs are certificates issued by a U.S. financial institution (“depository”) evidencing ownership of shares of a foreign issuer that have been deposited with the depository. ADRs in which a fund may invest will trade on a U.S. securities exchange. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country. The depository may not have physical custody of the underlying shares at all times and may charge fees for various services, including forwarding dividends and interest and corporate actions. ADRs are alternatives to directly purchasing the underlying foreign securities in their national markets and currencies. However, ADRs continue to be subject to many of the risks associated with investing in foreign securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations or other exposure to foreign markets. If the fund invests in securities issued by foreign issuers, the fund may be subject to the risks described above even if all of the fund’s investments are denominated in U.S. dollars, especially with respect to issuers whose revenues are principally earned in a foreign currency but whose debt obligations have been issued in U.S. dollars or other hard currencies.

Futures Contracts

A futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at

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settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade -- known as “contract markets” -- approved for such trading by the CFTC, and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

The fund may invest in U.S. listed futures contracts where the future contract’s reference asset is an asset that the fund could invest in directly, or in the case of an index future, is based on an index of a type of asset that the fund could invest in directly, such as a Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”) future. All future contracts that a fund may invest in will be traded on a U.S. futures exchange.

The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase the fund’s exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When the fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market for the underlying instrument. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.

When the fund enters into a futures contract, the fund is required to deliver to the futures broker an amount of liquid assets known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit in that it is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Initial margin requirements are established by the exchanges on which futures contracts trade and may, from time to time, change. Futures contracts also involve brokerage costs. Subsequent payments, called “variation margin” or “maintenance margin,” to and from the broker are made on a daily basis as the value of the futures contract fluctuates, a process known as “marking to the market.” For example, if the fund purchases a futures contract on an underlying security and the price of that security rises, the value of the futures contract will increase and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, if the price of the underlying security declines, the value of the futures contract will decrease and the fund will be required to make a variation margin payment to the broker based on that decrease in value. Upon the closing of a futures contract, the fund will receive or be required to pay additional cash based on a final determinations of variation margin.

Although futures contracts (other than index futures and futures based on the volatility or variance experienced by an index) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Index futures and futures based on the volatility or variance experienced by an index do not call for actual delivery or acceptance of commodities or securities, but instead require cash settlement of the futures contract on the settlement date specified in the contract. Such contracts may also be closed out before the settlement date. The fund may close some or all of its futures positions at any time prior to their expiration. Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund’s theoretical loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser’s entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss. Such closing transactions involve additional commission costs.

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A portion of any capital gains from futures contracts in which the fund invests directly will be treated for federal income tax purposes as short-term capital gains that, when distributed to taxable shareholders, will be taxable as ordinary income. The fund’s investments in futures may cause the fund to recognize income without receiving cash with which to make the distributions necessary to qualify and be eligible for treatment as a regulated investment company and avoid a fund-level tax. The fund may therefore need to liquidate other investments, including when it is not advantageous to do so, to meet its distribution requirement.

With respect to each fund, Putnam Management has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”) pursuant to Rule 4.5 under the CEA (the “exclusion”) promulgated by the CFTC. Accordingly, Putnam Management (with respect to these funds) is not subject to registration or regulation as a “commodity pool operator” under the CEA. To remain eligible for the exclusion, each of these funds will be limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures. In the event that a fund’s investments in commodity interests are not within the thresholds set forth in the exclusion, Putnam Management may be required to register as a “commodity pool operator” and/or “commodity trading advisor” with the CFTC with respect to that fund. Putnam Management’s eligibility to claim the exclusion with respect to a fund will be based upon, among other things, the level and scope of the fund’s investment in commodity interests, the purposes of such investments and the manner in which the fund holds out its use of commodity interests. A fund’s ability to invest in commodity interests (including, but not limited to, futures and swaps on broad-based securities indexes and interest rates) is limited by Putnam Management’s intention to operate the fund in a manner that would permit Putnam Management to continue to claim the exclusion under Rule 4.5, which may adversely affect the fund’s total return. In the event the fund’s investments in commodity interests require Putnam Management to register with the CFTC as a commodity pool operator with respect to a fund, the fund’s expenses may increase, adversely affecting that fund’s total return.

Index futures. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index.

For example, the S&P 500 is composed of 500 selected U.S. common stocks. The S&P 500 assigns relative weightings to the common stocks that comprise the index, and the value of the index fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are currently to buy or sell 250 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $37,500 (250 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 250 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $1,000 (250 units x gain of $4). If the fund enters into a futures contract to sell 250 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $500 (250 units x loss of $2).

Risks of transactions in futures contracts. Successful use of futures contracts by the fund is subject to Putnam Management’s ability to predict movements in various factors affecting securities markets, including interest rates and market movements, and, in the case of index futures and futures based on the volatility or variance experienced by an index, Putnam Management’s ability to predict the future level of the index or the future volatility or variance experienced by an index. For example, it is possible that, where the fund has sold futures contracts to hedge its portfolio against a decline in the market, the index on which the futures contracts are written may advance and the value of securities held in the fund’s portfolio, which may differ from those that comprise the index, may decline. If this occurred, the fund would lose money on the futures contracts and experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against

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the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions.

The use of futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities or other assets underlying the futures contracts purchased and sold by the fund, of the futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the futures contracts used by the fund and the portion of the portfolio being hedged, the prices of futures contracts may not correlate perfectly with movements in the underlying asset due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the expected relationship between the underlying asset and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the underlying asset and movements in the prices of related futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position. In addition, in the case of hedging transactions, an incorrect correlation could result in a loss on both the hedged securities in the fund and the hedging vehicle, so that the portfolio return might have been greater had hedging not been attempted.

The risk of a position in a futures contract may be very large compared to the relatively low level of margin a fund is required to deposit. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the fund relative to the size of a required margin deposit. In addition, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so. The fund will typically be required to post margin with its futures commission merchant in connection with its transactions in futures contracts. In the event of an insolvency of the futures commission merchant, the fund may not be able to recover all (or any) of the margin it has posted with the futures commission merchant, or to realize the value of any increase in the price of its positions. The fund also may be delayed or prevented from recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures that may interfere with the timely execution of customer orders. For example, futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. Futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed

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with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange for such contracts (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. If the fund were unable to liquidate a futures contract due to the absence of a liquid secondary market, the imposition of price limits or otherwise, it could incur substantial losses. The fund would continue to be subject to market risk with respect to the position. Also, the fund would continue to be required to make daily variation margin payments and might be required to maintain a position being hedged by the futures contract or to maintain cash or securities in a segregated account.

Illiquid Investments

An illiquid investment means any investment that cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Although a fund will not purchase any securities that are illiquid investments (as defined in Rule 22e-4(a)(8) under the 1940 Act) at the time of purchase, a security that was liquid at the time of purchase may later become illiquid. Illiquid investments may be considered speculative and may be difficult to sell. The sale of many of these investments may be prohibited or limited by law or contract. Illiquid investments may be difficult to value for purposes of calculating a fund’s net asset value. A fund may not be able to sell illiquid investments when Putnam Management considers it desirable to do so, or a fund may be able to sell them only at less than their value. The larger size of certain fund holdings and the lack of liquidity in securities markets may limit a fund’s ability to sell illiquid investments, or to sell them at appropriate prices, thereby negatively impacting the fund.

Initial Public Offerings

The fund may purchase equity securities in initial public offerings (“IPOs”). These securities, which are often issued by unseasoned companies, may be subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in an IPO frequently are very volatile in price (and may, therefore, involve greater risk) due to factors such as market psychology prevailing at the time of the IPO, the absence of a prior public market, unseasoned trading, the small number of shares available for trading, and limited availability of information about the issuer. Because of the price volatility of IPO securities, the fund may hold securities purchased in an IPO for a very short period of time. As a result, the fund’s investments in IPOs may increase portfolio turnover, which increases brokerage and administrative costs and may result in taxable distributions to shareholders.

There can be no assurance that investments in IPOs will be available to the funds or improve a fund’s performance. At any particular time or from time to time the fund may not be able to invest in securities issued in IPOs, or invest to the extent desired because, for example, only a small portion (if any) of the securities being offered in an IPO may be made available to the fund. In addition, under certain market conditions a relatively small number of companies may issue securities in IPOs. Similarly, to the extent that the number of Putnam funds to which IPO securities are allocated increases, the number of securities issued to any one fund may decrease. The investment performance of the fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the fund is able to do so. When a fund’s asset base is small, a significant portion of the fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the fund. As the fund increases in size, the impact of IPOs on the fund’s performance will generally decrease.

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Interfund Borrowing and Lending

To satisfy redemption requests or to cover unanticipated cash shortfalls, the fund has entered into a Master Interfund Lending Agreement by and among each Putnam fund and Putnam Management (the “Interfund Lending Agreement”) under which a Putnam fund may lend or borrow money (Putnam money market funds may lend, but not borrow) for temporary purposes directly to or from another Putnam fund (an “Interfund Loan”), subject to meeting the conditions of an SEC exemptive order dated April 10, 2002 (the “Putnam Exemptive Order”) granted to the fund permitting such Interfund Loans. All Interfund Loans would consist only of uninvested cash reserves that the lending fund otherwise would invest in short-term repurchase agreements or other short-term instruments. At this time, Putnam Short-Term Investment Fund is the only Putnam fund expected to make its uninvested cash reserves available for Interfund Loans.

On March 23, 2020, the SEC issued a temporary exemptive order (the “Temporary SEC Order”) granting relief to funds in response to the market impacts of COVID-19. The Temporary Order permitted the Putnam funds to deviate from certain terms and conditions of the Putnam Exemptive Order permitting the Putnam funds to participate in an interfund lending facility, including with respect to the maximum term of an interfund loan and the maximum percentage of a lending fund’s assets that may be loaned. Under the Temporary Order, a fund may lend up to 25% of its net assets notwithstanding provisions in the Exemptive Order that limit the aggregate loans to all borrowing funds to 15% of the lending fund’s net assets. The Amended and Restated Interfund Lending Agreement also provides that a maximum term of 60 days for any interfund loan made in reliance on the Temporary Order is permitted.

If the fund has outstanding borrowings, any Interfund Loans to the fund (a) would be at an interest rate equal to or lower than that of any outstanding bank loan, (b) would be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, and (c) would have a maturity no longer than any outstanding bank loan (and in any event not over seven days). In addition, if an event of default were to occur under any agreement evidencing an outstanding bank loan to the fund, the event of default would automatically (without need for action or notice by the lending fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending fund to call the Interfund Loan (and exercise all rights with respect to any collateral, if any). Such a call would be deemed made if a lending bank exercises its right to call its loan under its agreement with the borrowing fund.

The fund may make an unsecured borrowing under the Interfund Lending Agreement if its outstanding borrowings from all sources immediately after the interfund borrowing total 10% or less of its total assets; provided, that if the fund has a secured loan outstanding from any other lender, including but not limited to another Putnam fund, the fund’s Interfund Loan would be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan secured by collateral. If (i) the fund’s total outstanding borrowings immediately after an interfund borrowing would be greater than 10% of its total assets,(ii) the fund’s total outstanding borrowings exceed 10% of its total assets for any reason (such as a decline in net asset value or because of shareholder redemptions), or (iii) the fund has outstanding secured Interfund Loans, the fund may borrow through the Interfund Lending Agreement on a secured basis only. All secured Interfund Loans would be secured by the pledge of segregated collateral with a market value equal to at least 102% of the outstanding principal value of the Interfund Loan. The fund may not borrow from any source if its total outstanding borrowings immediately after the borrowing would exceed the limits imposed by Section 18 of the 1940 Act or the fund’s fundamental investment restrictions.

The fund may not lend to another Putnam fund under the Interfund Lending Agreement if the Interfund Loan would cause its aggregate outstanding Interfund Loans to exceed 15% of the fund’s current net assets (25% under the Temporary Order) at the time of the Interfund Loan. The fund’s Interfund Loans to any one fund may not exceed 5% of the lending fund’s net assets. The duration of Interfund Loans would be limited to the time required to receive payment for securities sold, but in no event may the duration exceed seven days (60 days under the Temporary Order). Interfund Loans effected within seven days of each other would be treated

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as separate loan transactions for purposes of this condition. Each Interfund Loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund.

The limitations detailed above and the other conditions of the Putnam Exemptive Order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. If the fund borrows money from another fund, there is a risk that the Interfund Loan could be called on one business day’s notice or not renewed, in which case the fund may have to borrow from a bank at higher rates if an Interfund Loan were not available from another fund. A delay in repayment to a lending fund could result in a lost opportunity or additional lending costs, and interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due. In the case of a default by a borrowing fund and to the extent that the loan is collateralized, the lending fund could take possession of collateral that it is not permitted to hold and, therefore, would be required to dispose of such collateral as soon as possible, which could result in a loss to the lending fund. Because Putnam Management provides investment management services to both the lending fund and the borrowing fund, Putnam Management may have a potential conflict of interest in determining whether an Interfund Loan is appropriate for the lending fund and the borrowing fund. The funds and Putnam Management have adopted policies and procedures that are designed to manage potential conflicts of interest, but the administration of the Interfund Program may be subject to such conflicts.

Legal and Regulatory Risks Relating to Investment Strategy

The fund may be adversely affected by new (or revised) laws or regulations that may be imposed by the Internal Revenue System or Treasury Department, the CFTC, the SEC, the U.S. Federal Reserve or other banking regulators, or other governmental regulatory authorities or self-regulatory organizations that supervise the financial markets. These agencies are empowered to promulgate a variety of rules pursuant to financial reform legislation in the United States. The fund may also be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by these governmental regulatory authorities or self-regulatory organizations. For example, there has been an increase in governmental, as well as self-regulatory, scrutiny of the alternative investment industry. It is impossible to predict what, if any, changes in regulations may occur, but any regulation that restricts the ability of the fund to trade in securities could have a material adverse impact on the fund’s performance.

In October 2016, the SEC adopted a liquidity risk management rule, Rule 22e-4 under the 1940 Act (the “Liquidity Rule”) that requires each fund to establish a liquidity risk management program. The funds have implemented a liquidity risk management program, and the fund’s Board of Trustees has appointed Putnam Management to administer the program. Under the liquidity risk management program, the liquidity risk of each fund is assessed, managed, and periodically reviewed and each portfolio investment held by each fund is classified as a “highly liquid investment,” “moderately liquid investment,” “less liquid investment” or “illiquid investment.” The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interest in the fund. The liquidity of a fund’s portfolio investments is determined based on relevant market, trading and investment-specific considerations under the fund’s liquidity risk management program. The impact the Liquidity Rule will have on the funds, and on the open-end fund industry in general, is not yet fully known, but the rule could impact a fund’s performance and its ability to achieve its investment objective(s). Please see “Illiquid Investments” above for more information.

The U.S. government has enacted legislation that provides for new regulation of the derivatives market, including clearing, margin, reporting and registration requirements. The CFTC, SEC, and other federal regulators have been tasked with developing the rules and regulations enacting the provisions of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). The European Union (“EU”) and some other countries have implemented similar requirements that affect the fund when it enters into derivatives transactions with a counterparty organized in that country or otherwise subject to that country’s derivatives regulations. For example, the U.S. government and the EU have adopted mandatory minimum

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margin requirements for bilateral derivatives. New variation margin requirements became effective in 2017 and new initial margin requirements are expected to become effective for swaps between swap dealers and many buy-side entities in 2020. Such requirements could increase the amount of margin the fund needs to provide in connection with its derivatives transactions and, therefore, make derivatives transactions more expensive. In addition, in October 2020, the SEC adopted Rule 18f-4 under the 1940 Act (the “Derivatives Rule”), regulating the use by registered investment companies of derivatives and many related instruments. The compliance date for the Derivatives Rule is August 19, 2022. The Derivatives Rule requires, among other things, that certain entities adopt a derivatives risk management program, comply with limitations on leveraged-related risk based on a relative “value-at-risk” test and update reporting and disclosure procedures. These and other new or evolving regulations could, among other things, further restrict the fund’s ability to engage in, or increase the cost to the fund of, derivatives transactions, and the fund may be unable to execute its investment strategy as a result. Regulatory changes also may affect counterparty risk. Because these requirements are new and evolving, their ultimate impact on the fund and the financial system is not yet known. While the new rules and regulations and central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause them to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that they will achieve that result, and in the meantime, central clearing and related requirements expose the fund to new kinds of costs and risks.

The CFTC and certain futures exchanges have established limits, referred to as “position limits,” on the maximum net long or net short positions which any person may hold or control in particular options and futures contracts. The CFTC has proposed position limits for certain swaps. All positions owned or controlled by the same person or entity, even if in different accounts, may be aggregated for purposes of determining whether the applicable position limits have been exceeded. Thus, even if the fund does not intend to exceed applicable position limits, it is possible that different clients managed by Putnam Management and its affiliates may be aggregated for this purpose. Any modification of trading decisions or elimination of open positions that may be required to avoid exceeding such limits may adversely affect the profitability of the fund.

In October 2020, the SEC adopted certain regulatory changes and took other actions related to the ability of an investment company to invest in another investment company. These changes include, among other things, amendments to Rule 12d1-1, the rescission of Rule 12d1-2, the adoption of Rule 12d1-4, and the rescission of certain exemptive relief issued by the SEC permitting such investments in excess of statutory limits. These regulatory changes may adversely impact each fund’s investment strategies and operations.

Market Risk

The value of securities in a fund’s portfolio may fall or fail to rise over extended periods of time for a variety of reasons, including general economic, political or financial market conditions, investor sentiment and market perceptions (including perceptions about monetary policy, interest rates or the risk of default), government actions (including protectionist measures, intervention in the financial markets or other regulation, and changes in fiscal, monetary or tax policies), geopolitical events or changes (including natural disasters, epidemics or pandemics, terrorism and war), and factors related to a specific issuer, geography, industry or sector. In addition, the increasing popularity of passive index-based investing may have the potential to increase security price correlations and volatility. (As passive strategies generally buy or sell securities based simply on inclusion and representation in an index, securities prices will have an increasing tendency to rise or fall based on whether money is flowing into or out of passive strategies rather than based on an analysis of the prospects and valuation of individual securities. This may result in increased market volatility as more money is invested through passive strategies). These and other factors may lead to increased volatility and reduced liquidity in a fund’s portfolio holdings, particularly for larger investments.

Legal, political, regulatory and tax changes may cause fluctuations in markets and securities prices. In the past, governmental and non-governmental issuers have defaulted on, or have been forced to restructure, their debts, and many other issuers have faced difficulties obtaining credit. Defaults or restructurings by governments or

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others of their debts could have substantial adverse effects on economies, financial markets, and asset valuations around the world. In addition, financial regulators, including the U.S. Federal Reserve and the European Central Bank, at times have taken steps to maintain historically low interest rates, such as by purchasing bonds. Certain countries and regulatory bodies use negative interest rates as a monetary policy tool to encourage economic growth during periods of deflation. In a negative interest rate environment, debt instruments may trade at negative yields, which means the purchaser of the instrument may receive at maturity less than the total amount invested. In addition, in a negative interest rate environment, if a bank charges negative interest rates, instead of receiving interest on deposits, a depositor must pay the bank fees to keep money with the bank. To the extent a fund holds a debt instrument or has a bank deposit with a negative interest rate, the fund would generate a negative return on that investment. In light of current market conditions, interest rates in the United States and many other countries are at or near historic lows, and in some cases, such rates are negative. During periods of very low or negative interest rates, a fund’s susceptibility to interest rate risk (i.e., the risks associated with changes in interest rates) may be magnified, its yield and income may be diminished and its performance may be adversely affected (e.g., during periods of very low or negative interest rates, the Fund may be unable to maintain positive returns). These levels of interest rates (or negative interest rates) may magnify the risks associated with rising interest rates. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, including market volatility and reduced liquidity, and may adversely affect a fund’s yield, income and performance.

Some governmental authorities at times have taken steps to devalue their currencies substantially or have taken other steps to counter actual or anticipated market or other developments. Steps by those regulators and authorities to implement, or to curtail or taper, these activities could have substantial negative effects on financial markets. The withdrawal of support, failure of efforts in response to a financial crisis, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the values and liquidity of certain securities.

The funds are subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, economic uncertainty, and other geopolitical events (including sanctions, tariffs, exchange controls or other cross-border trade barriers) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. In addition, trade disputes (such as the “trade war” between the United States and China that intensified in recent years) may affect investor and consumer confidence and may adversely impact financial markets and the broader economy, perhaps suddenly and to a significant degree.  Events such as these and their impact on a fund are difficult to predict.

Likewise, natural and environmental disasters, epidemics or pandemics, and systemic market dislocations may be highly disruptive to economies and markets, and may result in significant market volatility, exchange trading suspensions or closures, or a substantial economic downturn or recession.  Those events, as well as other changes in foreign and domestic economic and political conditions, also could disrupt the operations of a fund or its service providers or adversely affect individual issuers or related groups of issuers, interest rates, credit ratings, default rates, inflation, supply chains, consumer demand, investor sentiment, and other factors affecting the value or liquidity of a fund’s investments.

An outbreak of respiratory disease caused by a novel coronavirus designated as COVID-19 was first detected in China in December 2019 and subsequently spread internationally. The transmission of COVID-19 and efforts to contain its spread have resulted in, among other things, border closings and other significant travel restrictions and disruptions; significant disruptions to business operations, supply chains and customer activity; lower consumer demand for goods and services; higher levels of unemployment; event cancellations and restrictions; service cancellations, reductions and other changes; significant challenges in healthcare service preparation and delivery; prolonged quarantines; and general concern and uncertainty. These impacts have negatively affected, and may continue to negatively affect, the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways. The COVID-19 pandemic also has resulted in significant market volatility,

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exchange trading suspensions and closures, declines in global financial markets, higher default rates, and economic downturns and recessions, and may continue to have similar effects in the future.  In addition, actions taken by government and quasi-governmental authorities and regulators throughout the world in response to the COVID-19 pandemic, including significant fiscal and monetary policies changes, may affect the value, volatility, and liquidity of some securities and other assets. The health crises caused by the COVID-19 pandemic may also exacerbate other pre-existing political, social, economic, market and financial risks. The effects of the outbreak in developing or emerging market countries may be greater due to less established health care systems. The foregoing could impair a fund’s ability to maintain operational standards (such as with respect to creations and redemptions of fund shares), disrupt the operations of afund’s service providers, adversely affect the value and liquidity of a fund’s investments, and negatively impact the fund’s performance and your investment in the fund. Given the significant uncertainty surrounding the magnitude, duration, reach, costs and effects of the COVID-19 pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, it is difficult to predict its potential impacts on a fund’s investments.

Securities and financial markets may be susceptible to market manipulation or other fraudulent trade practices, which could disrupt the orderly functioning of these markets, contribute to overall market volatility and adversely affect the values of the fund’s investments.

Given the increasing interdependence among global economies and markets, conditions in one country, region or market might adversely affect financial conditions or issuers in other countries, regions or markets. For example, any partial or complete dissolution of the Economic and Monetary Union of the European Union, or any increased uncertainty as to its status, could have significant adverse effects on global currency and financial markets, and on the values of the fund’s investments. On January 31, 2020, the United Kingdom formally withdrew from the European Union (commonly known as “Brexit”), and entered a transition period which ended on December 31, 2020. On December 30, 2020, the European Union and the United Kingdom signed the EU-UK Trade and Cooperation Agreement ("TCA"), an agreement on the terms governing certain aspects of the European Union's and the United Kingdom's relationship following the end of the transition period. Notwithstanding the TCA, following the transition period, there is likely to be considerable uncertainty as to the United Kingdom's post-transition framework. While the full impact of Brexit is unknown, Brexit has already resulted in volatility in European and global markets.  Potential negative long-term effects could include, among others, greater market volatility and illiquidity, disruptions to world securities markets, currency fluctuations, deterioration in economic activity, a decrease in business confidence, and an increased likelihood of a recession in the United Kingdom. To the extent a fund has focused its investments in a particular country, region or market, adverse geopolitical and other events impacting that country, region or market could have a disproportionate impact on the fund.

[Master Limited Partnerships (MLPs)

A MLP generally is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for U.S. federal income tax purposes. MLPs may derive income and gains from, among other things, the exploration, development, mining or production, processing, refining, transportation (including pipelines transporting gas, oil, or products thereof), or the marketing of any mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by one or more of the following: a major energy company, an investment fund, or the direct management of the MLP. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the partnership through ownership of common units and have a limited role in the partnership’s operations and management.

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MLP securities in which certain funds may invest can include, but are not limited to: (i) equity securities of MLPs, including common units, preferred units or convertible subordinated units; (ii) debt securities of MLPs, including debt securities rated below investment grade; (iii) securities of MLP affiliates; (iv) securities of open-end funds, closed-end funds or exchange-traded funds (“ETFs”) that invest primarily in MLP securities; or (v) exchange-traded notes whose returns are linked to the returns of MLPs or MLP indices.

The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, MLP common units represent an equity ownership interest in a partnership, providing limited voting rights and entitling the holder to a share of the company’s success through distributions and/or capital appreciation. Unlike shareholders of a corporation, common unit holders do not elect directors annually and generally have the right to vote only on certain significant events, such as mergers, a sale of substantially all of the assets, removal of the general partner or material amendments to the partnership agreement. In addition, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be fewer protections afforded investors in an MLP than investors in a corporation.

MLP common units and other equity securities can be affected by macro-economic and other factors affecting the stock market in general, expectations of interest rates, investor sentiment towards MLPs, changes in a particular issuer’s financial condition, or unfavorable or unanticipated poor performance of a particular issuer (in the case of MLPs, generally measured in terms of distributable cash flow). Prices of common units of individual MLPs and other equity securities can also be affected by fundamentals unique to the partnership or company, including earnings power and coverage ratios.

Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests. For example, companies operating in the energy MLP sector are subject to risks that are specific to the industry in which they operate. MLPs and other companies that provide crude oil, refined product and natural gas services are subject to supply and demand fluctuations in the markets they serve which may be impacted by a wide range of factors including fluctuating commodity prices, weather, increased conservation or use of alternative fuel sources, increased governmental or environmental regulation, depletion, rising interest rates, declines in domestic or foreign production, accidents or catastrophic events, and economic conditions, among others. Energy MLP companies are subject to varying demand for oil, natural gas or refined products in the markets they serve, as well as changes in the supply of products requiring gathering, transport, processing, or storage due to natural declines in reserves and production in the supply areas serviced by the companies’ facilities. Declines in oil or natural gas prices, as well as adverse regulatory decisions, may cause producers to curtail production or reduce capital spending for production or exploration activities, which may in turn reduce the need for the services provided by energy MLP companies. Lower prices may also create lower processing margins. Energy MLPs may also be subject to regulation by the Federal Energy Regulatory Commission (“FERC”) with respect to tariff rates that these companies may charge for interstate pipeline transportation services. An adverse determination by FERC with respect to tariff rates of a pipeline MLP could have a material adverse effect on the business, financial conditions, result of operations, cash flows and prospects of that pipeline MLP and its ability to make cash distributions to its equity owners.]

Money Market Instruments

Money market instruments, or short-term debt instruments, consist of obligations such as commercial paper, bank obligations (e.g., certificates of deposit and bankers’ acceptances), repurchase agreements, and various government obligations, such as Treasury bills. These instruments have a remaining maturity of one year or less and are generally of high credit quality. Money market instruments may be structured to be, or may employ a trust or other form so that they are, eligible investments for money market funds. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If a structure fails to function as intended, adverse tax or investment consequences may result. Neither the IRS nor any other regulatory authority has ruled definitively on certain legal issues presented by certain structured securities. Future tax or other regulatory determinations could adversely affect

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the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the funds.

Commercial paper is a money market instrument issued by banks or companies to raise money for short-term purposes. Commercial paper is usually sold on a discounted basis rather than as an interest-bearing instrument. Unlike some other debt obligations, commercial paper is typically unsecured, which increases the credit risk associated with this type of investment. In some cases, commercial paper may be backed by some form of credit enhancement, typically in the form of a guarantee by a commercial bank. Commercial paper backed by guarantees of foreign banks may involve additional risk due to the difficulty of obtaining and enforcing judgments against such banks and the generally less restrictive regulations to which such banks are subject.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Certificates of deposit may include those issued by foreign banks outside the United States. Such certificates of deposit include Eurodollar and Yankee certificates of deposit. Eurodollar certificates of deposit are U.S. dollar-denominated certificates of deposit issued by branches of foreign and domestic banks located outside the United States. Yankee certificates of deposit are certificates of deposit issued by a U.S. branch of a foreign bank denominated in U.S. dollars and held in the United States.

Bankers’ acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Time deposits are interest-bearing non-negotiable deposits at a bank or a savings and loan association that have a specific maturity date. A time deposit earns a specific rate of interest over a definite period of time. Time deposits cannot be traded on the secondary market and those exceeding seven days and with a withdrawal penalty are considered to be illiquid.

In accordance with rules issued by the SEC, the fund may from time to time invest all or a portion of its cash balances in money market advised by Putnam Management. In connection with such investments, Putnam Management may waive a portion of the advisory fees otherwise payable by the fund. See “Charges and expenses” in Part I of this SAI for the amount, if any, waived by Putnam Management in connection with such investments.

Preferred Stocks

The fund may invest in preferred stocks that are traded on a U.S. stock exchange or foreign exchange that trades contemporaneously with the fund’s shares. A preferred stock is a class of stock that generally pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of an issuer’s assets but is junior to the debt securities of the issuer in those same respects. Under ordinary circumstances, preferred stock does not carry voting rights. As with all equity securities, the value of preferred stock fluctuates based on changes in a company’s financial condition and on overall market and economic conditions. The value of preferred stocks is particularly sensitive to changes in interest rates and is more sensitive to changes in an issuer’s creditworthiness than is the value of debt securities. In addition, many preferred stocks may be called or redeemed prior to their maturity by the issuer under certain conditions, which can limit the benefit to investors of a decline in interest rates. Shareholders of preferred stock may suffer a loss of value if dividends are not paid. Additionally, if the issuer of preferred stock experiences economic or financial difficulties, its preferred stock may lose value due to the reduced likelihood that its board of directors

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will declare a dividend. Certain preferred stocks contain provisions that allow an issuer under certain conditions to skip or defer distributions. If the fund owns a preferred stock that is deferring its distribution, it may be required to report income for tax purposes despite the fact that it is not receiving current income on this position. Preferred stocks often are subject to legal provisions that allow for redemption in the event of certain tax or legal changes or at the issuer’s call. In the event of redemption, the fund may not be able to reinvest the proceeds at comparable rates of return. Preferred stocks are subordinated to bonds and other debt securities in an issuer’s capital structure in terms of priority for corporate income and liquidation payments, and therefore will be subject to greater credit risk than those debt securities. Preferred stocks may trade less frequently and in a more limited volume and may be subject to more abrupt or erratic price movements than many other securities, such as common stocks, corporate debt securities, and U.S. government securities.

Certain types of preferred stocks may be convertible securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. The conversion may occur automatically upon the occurrence of a predetermined event or at the option of either the issuer or the security holder. The holder of a convertible security is generally entitled to participate in the capital appreciation resulting from a market price increase in the issuer’s common stock and to receive interest paid or accrued on debt or dividends paid or accrued until the convertible security matures or is redeemed, converted or exchanged. Before conversion, preferred stocks that are convertible securities have characteristics similar to non-convertible preferred stocks. Convertible securities rank senior to common stock in an issuer’s capital structure and, therefore, normally entail less risk than the issuer’s common stock. However, convertible securities may also be subordinate to any senior debt obligations of the issuer, and, therefore, an issuer’s convertible securities may entail more risk than such senior debt obligations. Convertible securities usually offer lower interest or dividend yields than non-convertible debt securities of similar credit quality because of the potential for capital appreciation. In addition, convertible securities are often lower-rated securities.

The market value of a convertible security is a function of its “investment value” and its “conversion value.” A security’s “investment value” represents the value of the security without its conversion feature (i.e., a nonconvertible security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value may be dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure. A security’s “conversion value” is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current market price of the underlying security. Because of the conversion feature, the market value of a convertible security will normally fluctuate in some proportion to changes in the market value of the underlying security, and, accordingly, convertible securities are subject to risks relating to the activities of the issuer and/or general market and economic conditions.

A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed income security. If the conversion value of a convertible security is significantly below its investment value, the convertible security generally trades like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security is typically more heavily influenced by fluctuations in the market price of the underlying security. Generally, the amount of the premium decreases as the convertible security approaches maturity. Convertible securities generally have less potential for gain than common stocks.

The fund’s investments in convertible securities may at times include preferred stocks that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the

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security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

Real Estate Investment Trusts (REITs)

The fund may invest in exchange-traded REITs. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests. REITs may concentrate their investments in specific geographic areas or in specific property types (i.e., hotels, shopping malls, residential complexes and office buildings). Like regulated investment companies such as the fund, REITs are not taxed on income distributed to shareholders provided that they comply with certain requirements under the Code. The fund will indirectly bear its proportionate share of any expenses (such as operating expenses and advisory fees) paid by REITs in which it invests in addition to the fund’s own expenses.

Investing in REITs may involve certain unique risks in addition to those risks associated with investing in the real estate industry in general (such as possible declines in the value of real estate, lack of availability of mortgage funds, or extended vacancies of property). The market value of REIT shares and the ability of the REITs to distribute income may be adversely affected by several factors, including rising interest rates, changes in the national, state and local economic climate and real estate conditions, perceptions of prospective tenants of the safety, convenience and attractiveness of the properties, the ability of the owners to provide adequate management, maintenance and insurance, the cost of complying with the Americans with Disabilities Act, increased competition from new properties, the impact of present or future environmental legislation and compliance with environmental laws, failing to maintain their exemptions from registration under the Investment Company Act, changes in real estate taxes and other operating expenses, adverse changes in governmental rules and fiscal policies, adverse changes in zoning laws, and other factors beyond the control of the issuers of the REITs.

REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs (“hybrid REITs”). Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the risk of borrower default, the likelihood of which is increased for mortgage REITs that invest in sub-prime mortgages. REITs, and mortgage REITs in particular, are also subject to interest rate risk. Rising interest rates may cause REIT investors to demand a higher annual yield, which may, in turn, cause a decline in the market price of the equity securities issued by a REIT. Rising interest rates also generally increase the costs of obtaining financing, which could cause the value of the fund’s REIT investments to decline. During periods when interest rates are declining, mortgages are often refinanced. Refinancing may reduce the yield on investments in mortgage REITs. In addition, since REITs depend on payment under their mortgage loans and leases to generate cash to make distributions to their shareholders, investments in REITs may be adversely affected by defaults on such mortgage loans or leases. A hybrid REIT combines the characteristics of equity REITs and mortgage REITs, generally by holding both ownership interests and mortgage interests in real estate, and thus may be subject to risks associated with both real estate ownership and investments in mortgage-related securities.

Investing in certain REITs, which often have small market capitalizations, may also involve the same risks as investing in other small capitalization companies. REITs may have limited financial resources and their securities may trade less frequently and in limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks such as those included in the S&P 500 Index. The management of a REIT may be subject to conflicts of interest with respect to the operation of the business of the REIT and may be involved in real estate activities competitive with the REIT. REITs may own properties

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through joint ventures or in other circumstances in which the REIT may not have control over its investments. REITs may incur significant amounts of leverage.

REITs are dependent upon their operators’ management skills, are generally not diversified (except to the extent the Code requires), and are subject to heavy cash flow dependency, borrower default or self-liquidation. REITs are also subject to the possibility of failing to qualify for the tax-advantaged treatment available to REITs under the Code or failing to maintain their exemptions from registration under the 1940 Act. In addition, REITs may be adversely affected by changes in federal tax law, for example, by limiting their permissible businesses or investments. REITs may have limited financial resources, may trade less frequently and in a limited volume, and may be subject to more abrupt or erratic price movements than more widely held securities.

The fund’s investment in a REIT may result in the fund making distributions that constitute a return of capital to fund shareholders for federal income tax purposes or may require the fund to accrue and distribute income not yet received. In addition, distributions by a fund from REITs will not qualify for the corporate dividends-received deduction, or, generally, for treatment as qualified dividend income.

Repurchase Agreements

A repurchase agreement is a contract under which the fund, the buyer under the contract, acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller (or repurchase agreement counterparty) to repurchase, and the fund to resell, the security at a fixed time and price, which represents the fund’s cost plus interest (or, for repurchase agreements under which the fund acquires a security and then sells it short, the fund’s cost of “borrowing” the security). A repurchase agreement with a stated maturity of longer than one week is generally considered an illiquid investment. It is the fund’s present intention to enter into repurchase agreements only with banks and registered broker-dealers.

The fund may be exposed to the credit risk of the repurchase agreement counterparty (or seller) in the event that the counterparty is unable or unwilling to close out the repurchase agreement in accordance with its terms or the parties disagree as to the meaning or application of those terms. In such an event, the fund may be subject to expenses, delays, and risk of loss, including: (i) possible declines in the value of the underlying security while the fund seeks to enforce its rights under the agreement; (ii) possible reduced levels of income and lack of access to income during this period; and (iii) the inability to enforce its rights and the expenses involved in attempted enforcement. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller’s estate. The fund is also subject to the risk that the repurchase agreement instrument may not perform as expected.

Pursuant to no-action relief granted by the SEC, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

Securities Loans

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby potentially realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. If a borrower defaults, the value of the collateral may decline before the fund can dispose of it. As a matter of policy, securities loans are made to broker-dealers or other financial institutions pursuant to agreements requiring that the loans be

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continuously secured by collateral consisting of cash or short-term debt obligations at least equal at all times to the value of the securities on loan, “marked-to-market” daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. The fund bears the risk of any loss on the investment of the collateral; any such loss may exceed, potentially by a substantial amount, any profit to the fund from its securities lending activities. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities. The fund may pay fees in connection with arranging loans of its portfolio securities.

Securities of Other ETFs

Securities of ETFs represent interests in collective investment portfolios that, in turn, invest directly in underlying instruments. ETFs may seek to replicate the performance of a specific index or be actively managed.

Index ETFs seek to track the performance or dividend yield of specific indexes or companies in related industries, though unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. These indexes may be broad-based, sector-based or international.

Typically, shares of an index ETF are expected to increase in value as the value of the underlying benchmark increases. However, in the case of inverse ETFs (also called “short ETFs” or “bear ETFs”), ETF shares are expected to increase in value as the value of the underlying benchmark decreases. Inverse ETFs seek to deliver the opposite of the performance of the benchmark they track and are often marketed as a way for investors to profit from, or at least hedge their exposure to, downward moving markets. Investments in inverse ETFs are similar to holding short positions in the underlying benchmark.

Investing in ETFs involves substantially the same risks as investing directly in the underlying instruments, but also involves expenses at the ETF-level, such as portfolio management fees and operating expenses. These expenses are in addition to the fees and expenses of the fund itself, which may lead to duplication of expenses while the Putnam fund owns another ETF’s shares. In addition, investing in ETFs involves the risk that they will not perform in exactly the same fashion, or in response to the same factors, as the underlying instruments or index. Performance of an index ETF and the index it is designed to track also may diverge because the composition of the index and the securities held by the index ETF may occasionally differ. To the extent the fund invests in other actively managed ETFs, its performance will also depend on the investment and research abilities of investment managers other than Putnam Management.

ETF shares typically trade on a stock exchange or over-the-counter at a premium or a discount to their net asset value. ETF shares carry the risk that the price the fund pays or receives may be higher or lower than the investment company’s net asset value. ETFs also are subject to the risk that the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times).

ETFs are also subject to certain additional risks, including the risks of illiquidity and of possible trading halts or interruptions due to policies of the relevant exchange, unusual market conditions or other reasons. There can be no assurance that shares of an ETF will continue to be listed on an active exchange.

ETFs also may be leveraged. Leveraged ETFs seek to deliver multiples of the performance of the index or other benchmark they track and use derivatives in an effort to amplify the returns (or decline, in the case of inverse ETFs) of the underlying index or benchmark. While leveraged ETFs may offer the potential for greater return, the potential for loss and the speed at which losses can be realized also are greater. Most leveraged and inverse ETFs “reset” daily, meaning they are designed to achieve their stated objectives on a daily basis.

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Leveraged and inverse ETFs can deviate substantially from the performance of their underlying benchmark over longer periods of time, particularly in volatile periods.

The extent to which the fund can invest in securities of other ETFs is generally limited by federal securities laws. For more information regarding the tax treatment of ETFs, please see “Taxes” below.

Short-Term Trading

In seeking the fund’s objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as “portfolio turnover” and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income when distributed to taxable individual shareholders. As a result of the fund’s investment policies, under certain market conditions the fund’s portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities -- excluding securities whose maturities at acquisition were one year or less. The fund’s portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund’s portfolio.

Special Purpose Acquisition Companies

The fund may invest in stock, rights, warrants, and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities. A SPAC is a publicly traded company that raises investment capital in the form of a blind pool via an IPO for the purpose of acquiring an existing company. The shares of a SPAC are typically issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. At a specified time following the SPAC’s IPO (generally 1-2 months), the rights and warrants may be separated from the common stock at the election of the holder, after which they become freely tradeable. After going public and until an acquisition is completed, a SPAC generally invests the proceeds of its IPO (less a portion retained to cover expenses), which are held in trust, in U.S. government securities, money market securities and cash. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective. If a SPAC does not complete an acquisition within a specified period of time after going public, the SPAC is dissolved, at which point the invested funds are returned to the SPAC’s shareholders (less certain permitted expenses) and any rights or warrants issued by the SPAC expire worthless.

Because SPACs and similar entities are in essence blank check companies without an operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Some SPACs may pursue acquisitions only within certain industries or regions, which may increase the volatility of their prices. In addition, the securities issued by a SPAC, which are typically traded in the over-the-counter market, may be considered illiquid and/or be subject to restrictions on resale.

Temporary Defensive Strategies

In response to adverse market, economic, political or other conditions, a fund may take temporary defensive positions that are inconsistent with its principal investment strategies. However, a fund may choose not to use these temporary defensive strategies for a variety of reasons, even in very volatile market conditions. In implementing temporary defensive strategies, the fund may invest primarily in, among other things, preferred stocks, cash, U.S. Treasury securities, government money market funds, or any other Permissible Investments that Putnam Management considers consistent with such defensive strategies. When the fund takes temporary defensive positions, the fund may miss out on investment opportunities, and the fund may not achieve its

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investment objective. In addition, while temporary defensive strategies are mainly designed to limit losses, such strategies may not work as intended.

EXCHANGE TRADED FUND RISKS

Continuous Offering

The method by which Creation Units of shares are created and traded may raise certain issues under applicable securities laws. Because new Creation Units of shares are issued and sold by a fund on an ongoing basis, at any point a “distribution,” as such term is used in the 1933 Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the 1933 Act.

For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with Foreside Fund Services, LLC (“Foreside”), each fund’s distributor, breaks them down into constituent shares, and sells such shares directly to customers, or if it chooses to couple the creation of a supply of new shares with an active selling effort involving solicitation of secondary market demand for shares. A determination of whether one is an underwriter for purposes of the 1933 Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that 12 could lead to a categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters,” but are effecting transactions in shares of a fund, whether or not participating in the distribution of shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(a)(3) of the 1933 Act is not available in respect of such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker-dealer firms should note that dealers who are not underwriters but are participating in a distribution (as opposed to engaging in ordinary secondary market transactions) and thus dealing with the shares that are part of an overallotment within the meaning of Section 4(a)(3)(A) of the 1933 Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(a)(3) of the 1933 Act. Firms that incur a prospectus-delivery obligation with respect to shares of each fund are reminded that, under Rule 153 under the 1933 Act, a prospectus-delivery obligation under Section 5(b)(2) of the 1933 Act owed to an exchange member in connection with a sale on an exchange is satisfied by the fact that the prospectus is available from the exchange upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Listing and Trading

Shares of each fund have been approved for listing and trading on an exchange. Each fund’s shares trade on an exchange at prices that may differ to some degree from their NAV. The listing exchange may remove each fund’s shares from listing if, among other things (i) following the initial 12-month period beginning upon the commencement of trading of each fund, there are fewer than 50 beneficial owners of each fund’s shares for 30 or more consecutive trading days; (ii) either the Tracking Basket or the holdings of the portfolio are not made available to all market participants at the same time; (iii) a fund has failed to file any filings required by the SEC or listing exchange is aware that a fund is not in compliance with the conditions of any exemptive order or no-action relief granted by the SEC with respect to the fund; (iv) certain ongoing listing requirements are not continuously maintained; (v) any of the representations made by a fund in connection with its listing order are not continuously met; or (vi) such other event shall occur or condition exists that, in the opinion of the listing exchange, makes further dealings on the exchange inadvisable. The listing exchange will remove each fund’s shares from listing and trading upon termination of the trust. There can be no assurance that the requirements of the listing exchange necessary to maintain the listing of each fund’s shares will continue to be met.

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As in the case of other publicly-traded securities, brokers’ commissions on transactions will be based on negotiated commission rates at customary levels.

Unlike other actively managed ETFs that publish their portfolio holdings on a daily basis, each fund does not publicly disclose the composition of its portfolio each business day, which may affect the price at which shares of a fund trade in the secondary market. Given the differences between each fund and ETFs that disclose their complete holdings daily, there is a risk that market prices of a fund may vary significantly from NAV, and that a fund’s shares may trade at a wider bid/ask spread – and therefore cost investors more to trade – than shares of other ETFs. These risks are heightened during periods of market disruption or volatility. In addition, although a fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Tracking Basket to identify a fund’s trading strategy. If successful, this could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders, such as front running a fund’s trades of portfolio securities.

TAXES

[The following discussion of U.S. federal income tax consequences is based on the Code, existing U.S. Treasury regulations, and other applicable authority, as of the date of this SAI. These authorities are subject to change by legislative or administrative action, possibly with retroactive effect. The following discussion is only a summary of some of the important U.S. federal income tax considerations generally applicable to investments in the fund. There may be other tax considerations applicable to particular shareholders. Shareholders should consult their own tax advisors regarding their particular situation and the possible application of foreign, state and local tax laws.]

[Taxation of the fund. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Code. In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) derive at least 90% of its gross income for each taxable year from (i) dividends, interest, payments with respect to certain securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and (ii) net income from interests in “qualified publicly traded partnerships” (as defined below);

(b) diversify its holdings so that, at the end of each quarter of the fund’s taxable year, (i) at least 50% of the market value of the fund’s total assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund’s total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the fund’s total assets is invested, including through corporations in which the fund owns a 20% or more voting stock interest, (x) in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses, or (y) in the securities of one or more qualified publicly traded partnerships (as defined below); and

(c) distribute with respect to each taxable year at least 90% of the sum of its investment company taxable income (as that term is defined in the Code without regard to the deduction for dividends paid—generally, taxable ordinary income and the excess, if any, of net short-term capital gains over net long-term capital losses) and net tax-exempt interest income, for such year.

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In general, for purposes of the 90% gross income requirement described in paragraph (a) above, income derived from a partnership will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized by the regulated investment company. However, 100% of the net income of a regulated investment company derived from an interest in a “qualified publicly traded partnership” (defined as a partnership (i) interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, and (ii) that derives less than 90% of its income from the qualifying income described in paragraph (a)(i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for federal income tax purposes because they meet the passive income requirement under Code section 7704(c)(2). In addition, although in general the passive loss rules of the Code do not apply to regulated investment companies, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.

For purposes of the diversification test in paragraph (b) above, identification of the issuer (or, in some cases, issuers) of a particular fund investment will depend on the terms and conditions of that investment. In some cases, identification of the issuer (or issuers) is uncertain under current law, and an adverse determination or future guidance by the IRS with respect to issuer identification for a particular type of investment may adversely affect the fund’s ability to meet the diversification test in (b) above. Also, for the purposes of the diversification test in paragraph (b) above, the term “outstanding voting securities of such issuer” will include the equity securities of a qualified publicly traded partnership.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to U. S. federal income tax on income or gains distributed in a timely manner to its shareholders in the form of dividends (including Capital Gain Dividends, as defined below).

If the fund were to fail to meet the income, diversification or distribution test described above, the fund could in some cases cure such failure, including by paying a fund-level tax, paying interest, making additional distributions, or disposing of certain assets. If the fund were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders, and may be eligible to be treated as “qualified dividend income” in the case of shareholders taxed as individuals, provided, in both cases, that the shareholder meets certain holding period and other requirements in respect of the fund’s shares (as described below). In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

The fund intends to distribute at least annually to its shareholders all or substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net tax-exempt income (if any). The fund may distribute its net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss, in each case determined with reference to any loss carryforwards). Investment company taxable income (which is retained by the fund) will be subject to tax at regular corporate rates. The fund may also retain for investment its net capital gain. If the fund retains any net capital gain, it will be subject to tax at regular corporate rates on the amount retained, but may designate the retained amount as undistributed capital gains in a notice to its shareholders who will be (i) required to include in income for U.S. federal income tax purposes, as long-term capital gain, their shares of such undistributed amount, and (ii) entitled to credit their proportionate shares of the tax paid by the fund on such undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds on a properly-filed U.S. tax return to the extent the credit exceeds such liabilities. If the fund makes this designation, for U.S. federal income tax purposes, the tax basis of shares owned by a shareholder of the fund will be increased by an amount equal to

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the difference between the amount of undistributed capital gains included in the shareholder’s gross income under clause (i) of the preceding sentence and the tax deemed paid by the shareholder under clause (ii) of the preceding sentence. The fund is not required to, and there can be no assurance the fund will, make this designation if it retains all or a portion of its net capital gain in a taxable year.

In determining its net capital gain, including in connection with determining the amount available to support a Capital Gain Dividend (as defined below), its taxable income and its earnings and profits, a regulated investment company generally may also elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion, if any, of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to any such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss, if any, from the sale, exchange or other taxable disposition of property, attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary loss, if any, attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.

If the fund fails to distribute in a calendar year at least an amount equal to the sum of 98% of its ordinary income for such year and 98.2% of its capital gain net income for the one-year period ending October 31 of such year, plus any retained amount from the prior year, the fund will be subject to a nondeductible 4% excise tax on the undistributed amounts. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would otherwise be properly taken into account after October 31 are treated as arising on January 1 of the following calendar year. For purposes of the excise tax, the fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. A dividend paid to shareholders in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax, although there can be no assurance that it will be able to do so.

The fund distributes its net investment income and capital gains to shareholders as dividends at least annually to the extent required to qualify as a regulated investment company under the Code and generally to avoid U.S. federal income or excise tax. Provided it is not treated as a “personal holding company” for U.S. federal income tax purposes, the fund is permitted to treat the portion of redemption proceeds paid to redeeming shareholders that represents the redeeming shareholders’ portion of the fund’s accumulated earnings and profits as a dividend on the fund’s tax return. This practice, which involves the use of tax equalization, will have the effect of reducing the amount of income and gains that the fund is required to distribute as dividends to shareholders in order for the fund to avoid U. S. federal income tax and excise tax. This practice may also reduce the amount of distributions required to be made to non-redeeming shareholders and the amount of any undistributed income will be reflected in the value of the shares of the fund; the total return on a shareholder’s investment will not be reduced as a result of this distribution policy.]

[Fund distributions. Distributions from the fund (other than exempt-interest dividends, as discussed below) generally are taxable to shareholders as ordinary income to the extent derived from the fund’s investment income and net short-term capital gains. Distributions are taxable whether shareholders receive them in cash or reinvest them in additional shares of the fund or other Putnam funds.

Taxes on distributions of capital gains are determined by how long the fund owned (or is deemed to have owned) the investments that generated them, rather than how long a shareholder has owned his or her shares. In general, the fund will recognize long-term capital gain or loss on investments it has owned for more than one year, and short-term capital gain or loss on investments it has owned for one year or less. Tax rules can alter the fund’s holding period in investments and thereby affect the tax treatment of gain or loss on such investments. Distributions of net capital gain that are properly reported by the fund as capital gain dividends (“Capital Gain Dividends”) will be treated as long-term capital gains includible in net capital gain and taxed to individuals at reduced rates. The IRS and the Department of the Treasury have issued proposed regulations that

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would impose special rules in respect of Capital Gain Dividends received through partnership interests constituting “applicable partnership interests” under Section 1061 of the Code. Distributions from capital gains generally are made after applying any available capital loss carryforwards. Distributions of net short-term capital gain (as reduced by any net long-term capital loss for the taxable year) will be taxable to shareholders as ordinary income. Investors who purchase shares shortly before the record date of a distribution will pay the full price for the shares and then receive some portion of the price back as a taxable distribution.

The Code generally imposes a 3.8% Medicare contribution tax on the net investment income of certain individuals, trusts and estates to the extent their income exceeds certain threshold amounts. For these purposes, “net investment income” generally includes, among other things, (i) distributions paid by the fund of net investment income and capital gains (other than exempt-interest dividends) as described herein, and (ii) any net gain from the sale, redemption, exchange or other taxable disposition of fund shares. Shareholders are advised to consult their tax advisers regarding the possible implications of this additional tax on their investment in the fund.

Distributions of investment income reported by the fund as “qualified dividend income” received by an individual will be taxed at the reduced rates applicable to net capital gain. In order for some portion of the dividends received by a fund shareholder to be qualified dividend income, the fund must meet holding period and other requirements with respect to some portion of the dividend-paying stocks in its portfolio and the shareholder must meet holding period and other requirements with respect to the fund’s shares. In general, a dividend will not be treated as qualified dividend income (at either the fund or shareholder level) (1) if the dividend is received with respect to any share of stock held for fewer than 61 days during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, on the case of certain preferred stock, 91 days during the 181-day period beginning 90 days before such date), (2) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (3) if the recipient elects to have the dividend income treated as investment interest, or (4) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with the exception of dividends paid on stock of such a foreign corporation readily tradable on an established securities market in the United States) or (b) treated as a passive foreign investment company. Each fund, other than fixed-income and money market funds, generally expects to report eligible dividends as qualified dividend income.

In general, distributions of investment income reported by the fund as derived from qualified dividend income will be treated as qualified dividend income by a shareholder taxed as an individual provided the shareholder meets the holding period and other requirements described above with respect to such fund’s shares. In any event, if the aggregate qualified dividends received by the fund during any taxable year are 95% or more of its gross income (excluding net long-term capital gain over net short-term capital loss), then 100% of the fund’s dividends (other than dividends properly reported as Capital Gain Dividends) will be eligible to be treated as qualified dividend income.

Distributions by the fund to its shareholders that the fund properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders.

Subject to future regulatory guidance to the contrary, distributions attributable to qualified publicly traded partnership income from a fund’s investments in MLPs will ostensibly not qualify for the deduction available to non-corporate taxpayers in respect of such amounts received directly from an MLP.

In general, fixed-income and money market funds receive interest, rather than dividends, from their portfolio securities. As a result, it is not currently expected that any significant portion of such funds’ distributions to shareholders will be derived from qualified dividend income. For information regarding qualified dividend income received from underlying funds, see “Funds of funds” below.

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In general, dividends of net investment income received by corporate shareholders of the fund will qualify for the dividends-received deduction generally available to corporations only to the extent of the amount of eligible dividends received by the fund from domestic corporations for the taxable year. A dividend received by the fund will not be treated as a dividend eligible for the dividends-received deduction (1) if it has been received with respect to any share of stock that the fund has held for less than 46 days (91 days in the case of certain preferred stock) during the 91-day period beginning on the date which is 45 days before the date on which such share becomes ex-dividend with respect to such dividend (during the 181-day period beginning 90 days before such date in the case of certain preferred stock) or (2) to the extent that the fund is under an obligation (pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property. Moreover, the dividends received deduction may otherwise be disallowed or reduced (1) if the corporate shareholder fails to satisfy the foregoing requirements with respect to its shares of the fund or (2) by application of various provisions of the Code (for instance, the dividends-received deduction is reduced in the case of a dividend received on debt-financed portfolio stock (generally, stock acquired with borrowed funds)). For information regarding eligibility for the dividends-received deduction of dividend income derived from an underlying fund, see “Funds of funds” below.]

[Funds of funds. If the fund invests in shares of underlying funds, a portion of its distributable income and gains will consist of distributions from the underlying funds and gains and losses on the disposition of shares of the underlying funds. To the extent that an underlying fund realizes net losses on its investments for a given taxable year, the fund will not be able to recognize its share of those losses (so as to offset distributions of net income or capital gains from other underlying funds) until and only to the extent that it disposes of shares of the underlying fund in a transaction qualifying for sale or exchange treatment or those losses reduce distributions required to be made by the underlying fund. Moreover, even when the fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for U.S. federal income tax purposes as a short-term capital loss or an ordinary deduction. In particular, the fund will not be able to offset any capital losses from its dispositions of underlying fund shares against its ordinary income (including distributions of any net short-term capital gains realized by an underlying fund).

In addition, in certain circumstances, the “wash sale” rules under Section 1091 of the Code may apply to the fund’s sales of underlying fund shares that have generated losses. A wash sale occurs if shares of an underlying fund are sold by the fund at a loss and the fund acquires additional shares of that same underlying fund 30 days before or after the date of the sale. The wash-sale rules could defer losses in the fund’s hands on sales of underlying fund shares (to the extent such sales are wash sales) for extended (and, in certain cases, potentially indefinite) periods of time.

As a result of the foregoing rules, and certain other special rules, the amounts of net investment income and net capital gains that the fund will be required to distribute to shareholders may be greater than such amounts would have been had the fund invested directly in the securities held by the underlying funds, rather than investing in shares of the underlying funds. For similar reasons, the amount or timing of distributions from the fund qualifying for treatment as being of a particular character (e.g., as long-term capital gain, exempt interest, eligible for dividends-received deduction, etc.) will not necessarily be the same as it would have been had the fund invested directly in the securities held by the underlying funds.

If the fund receives dividends from an underlying fund that qualifies as a regulated investment company, and the underlying fund reports such dividends as “qualified dividend income,” then the fund may, in turn, report a portion of its distributions as “qualified dividend income” as well, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.

If the fund receives dividends from an underlying fund and the underlying fund reports such dividends as eligible for the dividends-received deduction, then the fund is permitted, in turn, to designate a portion of its distributions as eligible for the dividends-received deduction, provided the fund meets the holding period and other requirements with respect to shares of the underlying fund.

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If the fund were to own 20% or more of the voting interests of an underlying fund, subject to a safe harbor in respect of certain fund of funds arrangements, the fund would be required to “look through” the underlying fund to its holdings and combine the appropriate percentage (as determined pursuant to the applicable Treasury Regulations) of the underlying fund’s assets with the fund’s assets for purposes of satisfying the 25% diversification test described above.

If, at the close of each quarter of the fund’s taxable year, at least 50% of its total assets consists of interests in other regulated investment companies (such fund, a “qualified fund of funds”), the fund will be permitted to distribute exempt-interest dividends and thereby pass through to its shareholders the tax-exempt character of any exempt-interest dividends it receives from underlying funds in which it invests, or interest on any tax-exempt obligations in which it directly invests, if any.

If the fund is a qualified fund of funds, the fund will be entitled to elect to pass through to its shareholders a credit or deduction for foreign taxes (if any) borne in respect of foreign securities income earned by the fund, or by any underlying funds and passed through to the fund. If the fund so elects, shareholders will include in gross income from foreign sources their pro rata shares of such taxes, if any, treated as paid by the fund. Even if the fund is eligible to make such an election for a given year, it may determine not to do so. If the fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction. See “Foreign taxes” below for more information.]

Derivatives, hedging and related transactions; certain exposure to commodities. In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the Commodities Futures Trading Commission is treated as short-term gain or loss, and 60% is treated as long-term gain or loss, although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, such contracts held by the fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss, as applicable.

In addition to the special rules described above in respect of futures transactions, the fund’s derivative transactions, including futures contracts and other similar transactions, including for hedging purposes, will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund’s securities, convert long-term capital gains into short-term capital gains, short-term capital losses into long-term capital losses, or capital gains into ordinary income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund may make any applicable elections pertaining to such transactions consistent with the interests of the fund.

Because these and other tax rules applicable to these types of transactions are in some cases uncertain under current law, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether the fund has made sufficient distributions, and otherwise satisfied the relevant requirements, to maintain its qualification as a regulated investment company and avoid a fund-level tax.

The tax rules are uncertain with respect to the treatment of income or gains arising in respect of commodity-linked exchange-traded notes (“ETNs”) and certain commodity-linked structured notes; also, the timing and character of income or gains arising from ETNs can be uncertain. An adverse determination or future guidance by the IRS (which determination or guidance could be retroactive) may affect the fund’s ability to qualify for treatment as a regulated investment company and to avoid a fund-level tax.

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To the extent that, in order to achieve exposure to commodities, the fund invests in entities that are treated as pass-through vehicles for U.S. federal income tax purposes, including, for instance, certain ETFs (e.g., ETFs investing in gold bullion) and partnerships other than qualified publicly traded partnerships (as defined earlier), all or a portion of any income and gains from such entities could constitute non-qualifying income to the fund for purposes of the 90% gross income requirement described above. In such a case, the fund’s investments in such entities could be limited by its intention to qualify as a regulated investment company and could bear on its ability to so qualify. Certain commodities-related ETFs may qualify as qualified publicly traded partnerships. In such cases, the net income derived from such investments will constitute qualifying income for purposes of the 90% gross income requirement. If, however, such a vehicle were to fail to qualify as a qualified publicly traded partnership in a particular year, a portion of the gross income derived from it in such year could constitute non-qualifying income to the fund for purposes of the 90% gross income requirement and thus could adversely affect the fund’s ability to qualify as a regulated investment company for a particular year. In addition, the diversification requirement described above for regulated investment company qualification will limit the fund’s investments in one or more vehicles that are qualified publicly traded partnerships to 25% of the fund’s total assets as of the close of each quarter of the fund’s taxable year.

Investments in REITs. The fund’s investment in REIT equity securities may result in the fund’s receipt of cash in excess of the REIT’s earnings. If the fund distributes such amounts, such distribution could constitute a return of capital to the fund shareholders for U.S. federal income tax purposes. Dividends received by the fund from a REIT generally will not constitute qualified dividend income and will not qualify for the corporate dividends-received deduction.

Distributions by the fund to its shareholders that the fund properly reports as “section 199A dividends,” as defined and subject to certain conditions described below, are treated as qualified REIT dividends in the hands of non-corporate shareholders. Non-corporate shareholders are permitted a federal income tax deduction equal to 20% of qualified REIT dividends received by them, subject to certain limitations. Very generally, a “section 199A dividend” is any dividend or portion thereof that is attributable to certain dividends received by a regulated investment company from REITs, to the extent such dividends are properly reported as such by the regulated investment company in a written notice to its shareholders. A section 199A dividend is treated as a qualified REIT dividend only if the shareholder receiving such dividend holds the dividend-paying regulated investment company shares for at least 46 days of the 91-day period beginning 45 days before the shares become ex-dividend, and is not under an obligation to make related payments with respect to a position in substantially similar or related property. A fund is permitted to report such part of its dividends as section 199A dividends as are eligible, but is not required to do so.

[Capital loss carryforward. Distributions from capital gains generally are made after applying any available capital loss carryforwards. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the fund retains or distributes such gains. If a fund incurs or has incurred capital losses in excess of capital gains (“net capital losses”), those losses will be carried forward to one or more subsequent taxable years; any such carryforward losses will retain their character as short-term or long-term.]

[Foreign taxes. If more than 50% of the fund’s assets at taxable year end consists of the securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries in respect of foreign securities the fund has held for at least the minimum period specified in the Code. A qualified fund of funds also may elect to pass through to its shareholders foreign taxes it has paid or foreign taxes passed through to it by any underlying fund that itself elected to pass through such taxes to shareholders (see “Funds of funds” above). In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder’s ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during

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the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend. Shareholders who do not itemize on their U.S. federal income tax returns may claim a credit (but no deduction) for such foreign taxes. Even if the fund is eligible to make such an election for a given year, it may determine not to do so. However, even if the fund elects to pass through to its shareholders foreign tax credits or deductions, tax-exempt shareholders and those who invest in the fund through tax-advantaged accounts such as IRAs will not benefit from any such tax credit or deduction.]

[Sale, exchange or redemption of shares. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss generally will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. This loss disallowance, however, does not apply with respect to redemptions of fund shares held for six months or less with respect to a regular exempt-interest dividend paid by the fund if such fund declares substantially all of its net tax-exempt income as exempt-interest dividends on a daily basis, and pays such dividends at least on a monthly basis. In addition, any loss (not already disallowed as provided in the preceding sentences) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any Capital Gain Dividends received (or deemed received) by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.]

[Cost basis reporting. Upon the redemption or exchange of a shareholder’s shares in the fund, the fund, or, if such shareholder’s shares are then held through a financial intermediary, the financial intermediary, will be required to provide the shareholder and the IRS with cost basis and certain other related tax information about the fund shares the shareholder redeemed or exchanged. This cost basis reporting requirement is effective for shares purchased, including through dividend reinvestment, on or after January 1, 2012. Shareholders can visit www.putnam.com/costbasis, or call the fund at 1-800-225-1581, or consult their financial representatives, as appropriate, for more information regarding available methods for cost basis reporting and how to select a particular method. Shareholders should consult their tax advisors to determine which available cost basis method is best for them.]

[Shares purchased through tax-qualified plans. Special tax rules apply to investments through employer-sponsored retirement plans and other tax-qualified plans or tax-advantaged arrangements. Shareholders should consult their tax advisors to determine the suitability of shares of the fund as an investment through such plans and arrangements and the precise effect of an investment on their particular tax situation.]

[Backup withholding. The fund generally is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number (TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding. The backup withholding rules may also apply to distributions that are properly reported as exempt-interest dividends. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

In order for a foreign investor to qualify for exemption from the backup withholding tax rates and for reduced withholding tax rates under income tax treaties, the foreign investor must comply with special certification and filing requirements. Foreign investors in a fund should consult their tax advisors in this regard.]

[Tax shelter reporting regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss on disposition of fund shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct

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shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.]

[Non-U.S. shareholders. Distributions by the fund to shareholders that are not “U.S. persons” within the meaning of the Code (“foreign shareholders”) properly reported by the fund as (1) Capital Gain Dividends, (2) interest-related dividends, (3) short-term capital gain dividends, each as defined below and subject to certain conditions described below, and (4) exempt-interest dividends generally are not subject to withholding of U.S. federal income tax.

In general, the Code defines (1) “short-term capital gain dividends” as distributions of net short-term capital gains in excess of net long-term capital losses and (2) “interest-related dividends” as distributions from U.S. source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign shareholder, in each case to the extent such distributions are properly reported as such by the fund in a written notice to shareholders. The exceptions to withholding for Capital Gain Dividends and short-term capital gain dividends do not apply to (A) distributions to an individual foreign shareholder who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (B) distributions attributable to gain that is treated as effectively connected with the conduct by the foreign shareholder of a trade or business within the United States under special rules regarding the disposition of U.S. real property interests as described below. The exception to withholding for interest-related dividends does not apply to distributions to a foreign shareholder (A) that has not provided a satisfactory statement that the beneficial owner is not a U.S. person, (B) to the extent that the dividend is attributable to certain interest on an obligation if the foreign shareholder is the issuer or is a 10% shareholder of the issuer, (C) that is within certain foreign countries that have inadequate information exchange with the United States, or (D) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign shareholder and the foreign shareholder is a controlled foreign corporation. If the fund invests in other regulated investment companies that pay Capital Gain Dividends, short-term capital gain dividends or interest-related dividends to the fund, such distributions retain their character as not subject to withholding if properly reported when paid by the fund to foreign shareholders. The fund is permitted to report such part of its dividends as interest-related and/or short-term capital gain dividends as are eligible, but is not required to do so. In the case of shares held through an intermediary, the intermediary may withhold even if the fund reports all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders.

The fact that a fund achieves its goals by investing in underlying funds generally does not adversely affect the fund’s ability to pass on to foreign shareholders the full benefit of the interest-related dividends and short-term capital gain dividends that it receives from its investments in underlying funds, except possibly to the extent that (1) interest-related dividends received by the fund are offset by deductions allocable to the fund’s qualified interest income or (2) short-term capital gain dividends received by the fund are offset by the fund’s net short- or long-term capital losses, in which case the amount of a distribution from the fund to a foreign shareholder that is properly reported as either an interest-related dividend or a short-term capital gain dividend, respectively, may be less than the amount that such shareholder would have received had they invested directly in the underlying funds.

Distributions by the fund to foreign shareholders other than Capital Gain Dividends, interest-related dividends, and short-term capital gain dividends and exempt-interest dividends (e.g., dividends attributable to dividend and foreign-source interest income or to short-term capital gains or U.S.-source interest income to which the exception from withholding described above does not apply) are generally subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

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Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the fund, unless (i) such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States; (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the fund (as described below).

If a beneficial holder who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates and, in the case of a foreign corporation, may also be subject to a branch profits tax. If a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by the shareholder in the United States. More generally, foreign shareholders who are residents in a country with an income tax treaty with the United States may obtain different tax results than those described herein, and are urged to consult their tax advisors.

Special rules would apply if the fund were a qualified investment entity (“QIE”) because it is either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition of USRPIs described below. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USRPIs, interests in real property located outside the United States, and other trade or business assets. USRPIs generally are defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or, very generally, an entity that has been a USRPHC in the last five years. A fund that holds, directly or indirectly, significant interests in REITs may be a USRPHC. Interests in domestically controlled QIEs, including regulated investment companies and REITs that are QIEs, not-greater-than-10% interests in publicly traded classes of stock in REITs and not-greater-than-5% interests in publicly traded classes of stock in regulated investment companies generally are not USRPIs, but these exceptions do not apply for purposes of determining whether a fund is a QIE.

If an interest in the fund were a USRPI, the fund would be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

If the fund were a QIE under a special “look-through” rule, any distributions by the fund to a foreign shareholder (including, in certain cases, distributions made by the fund in redemption of its shares) attributable directly or indirectly to (i) distributions received by the fund from a lower-tier regulated investment company or REIT that the fund is required to treat as USRPI gain in its hands and (ii) gains realized on the disposition of USRPIs by the fund would retain their character as gains realized from USRPIs in the hands of the fund’s foreign shareholders and would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the fund.

Foreign shareholders of the fund also may be subject to “wash sale” rules to prevent the avoidance of the tax-filing and -payment obligations discussed above through the sale and repurchase of fund shares.

Foreign shareholders should consult their tax advisers and, if holding shares through intermediaries, their intermediaries, concerning the application of these rules to their investment in the fund.]

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[Other reporting and withholding requirements. Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require a fund to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the fund may be required to withhold under FATCA at a rate of 30% with respect to that shareholder on ordinary dividends it pays. The IRS and the Department of Treasury have issued proposed regulations providing that these withholding rules will not be applicable to the gross proceeds of share redemptions or Capital Gain Dividends the fund pays. If a payment by the fund is subject to FATCA withholding, the fund is required to withhold even if such payment would otherwise be exempt from withholding under the rules applicable to foreign shareholders described above (e.g., short-term capital gain dividends and interest-related dividends).

Each prospective investor is urged to consult its tax advisor regarding the applicability of FATCA and any other reporting requirements with respect to the prospective investor’s own situation, including investments through an intermediary.]

[General Considerations. The U.S. federal income tax discussion set forth above is for general information only. Prospective investors should consult their tax advisers regarding the specific federal tax consequences of purchasing, holding, and disposing of shares of the fund, as well as the effects of state, local and foreign tax law and any proposed tax law changes.]

MANAGEMENT

Trustees

Name, Address[1], Year of Birth, Position(s) Held with Fund and Length of Service as a Putnam Fund Trustee[2]	Principal Occupation(s) During Past 5 Years	Other Directorships Held by Trustee
Liaquat Ahamed (Born 1952), Trustee since 2021	Author; won Pulitzer Prize for Lords of Finance: The Bankers Who Broke the World.	Chairman of the Sun Valley Writers Conference, a literary not-for-profit organization; and a Trustee of the Journal of Philosophy.
Katinka Domotorffy (Born 1975), Trustee since 2021	Voting member of the Investment Committees of the Anne Ray Foundation and Margaret A. Cargill Foundation, part of the Margaret A. Cargill Philanthropies.	Director of the Great Lakes Science Center and of College Now Greater Cleveland.
Catharine Bond Hill (Born 1954), Trustee since 2021

Managing Director of Ithaka S+R, a not-for-profit service that helps the academic community navigate economic and technological change.

From 2006 to 2016, Dr. Hill served as the 10th president of Vassar College.

Director of Yale-NUS College; and Trustee of Yale University.
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Mona K. Sutphen (Born 1967), Trustee since 2021	Senior Adviser at The Vistria Group, a private investment firm focused on middle-market companies in the healthcare, education, and financial services industries. From 2014 to 2018, Partner at Marco Advisory Partners, a global consulting firm.	Director of Unitek Learning, a private nursing and medical services education provider in the United States; previous Director of Pattern Energy, a publicly traded renewable energy company; Board Member, International Rescue Committee; Co-Chair of the Board of Human Rights First; Trustee of Mount Holyoke College; and Member of the Advisory Board for the Center on Global Energy Policy at Columbia University’s School of International and Public Affairs.

Interested Trustees
Aaron Cooper (Born [●]), Trustee since 2021	[●]	[●]

1 The address of each Trustee is 100 Federal Street, Boston, MA 02110. [As of the date of this SAI, each Trustee oversees a total of [●] Putnam funds in the complex.]

2 Each Trustee serves for an indefinite term, until his or her resignation, death or removal, except that Trustees who are not also officers of the Trust shall retire on December 31st of the year in which they reach their 75th birthday.

*Trustee who is an “interested person” (as defined in the 1940 Act) of the fund and Putnam Management. Mr. Cooper is deemed an “interested person” by virtue of his positions as an officer of the fund and Putnam Management. Mr. Cooper is [●] of [●] and President of the Trust.

Trustee Qualifications

Independent Trustees

Below is a brief description of the experience, qualifications, attributes and skills that contributed to the conclusion that each Independent Trustee should serve on the Board.

Liaquat Ahamed -- Mr. Ahamed’s experience as Chief Executive Officer of a major investment management organization and as head of the investment division at the World Bank, as well as his experience as an author of economic literature.

Katinka Domotorffy -- Ms. Domotorffy’s experience as Chief Investment Officer and Global Head of Quantitative Investment Strategies at a major asset management organization.

Catharine Bond Hill -- Dr. Hill’s education and experience as an economist and as president and provost of colleges in the United States.

Mona K. Sutphen – Ms. Sutphen’s extensive experience advising corporate, philanthropic and institutional investors on the intersection of geopolitics, policy and markets, as well as her prior service as White House Deputy Chief of Staff for Policy and as a US Foreign Service Officer, her work advising financial services companies on macro risks, and her service as director of public companies.

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Each Independent Trustee’s current service as a member of the Board of Trustees of the other funds in the Putnam funds complex also demonstrated a high level of diligence and commitment to the interests of fund shareholders and an ability to work effectively and collegially with other members of the Board.

Interested Trustee

Below is a brief description of the experience, qualifications, attributes and skills that contributed to the conclusion that the Interested Trustee should serve on the Board.

Aaron Cooper -- [●]

Officers

In addition to Aaron Cooper, the Trust’s President, the other officers of the Trust are shown below. All of the officers of the Trust are employees of Putnam Management or its affiliates.

Name, Address[1], Year of Birth, Position(s) Held with Fund	Length of Service with the Putnam Funds[2]	Principal Occupation(s) During Past 5 Years and Position(s) with Fund’s Investment Adviser and Distributor[3]
[●]	[●]	[●]
[●]	[●]	[●]
[●]	[●]	[●]
[●]	[●]	[●]

1The address of each Officer is 100 Federal Street, Boston, MA 02110.

2Each officer serves for an indefinite term, until his or her resignation, retirement, death or removal.

3Prior positions and/or officer appointments with the fund or the fund’s investment adviser and distributor have been omitted.

Except as stated above, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers.

Board Leadership Structure and Standing Committees

Board Leadership Structure. Currently, four out of the five Trustees of the Trust are Independent Trustees, meaning that they are not considered “interested persons” of the Trust or Putnam Management. These Independent Trustees must vote separately to approve all financial arrangements and other agreements with Putnam Management and other affiliated parties. The role of independent trustees has been characterized as that of a “watchdog” charged with oversight to protect shareholders’ interests against overreaching and abuse by those who are in a position to control or influence a fund. The Independent Trustees meet regularly as a group in executive session (i.e., without representatives of Putnam Management or its affiliates present). An Independent Trustee currently serves as chair of the Board.

[Standing Committees. The Board has two standing committees, the Audit Committee and the Nominating Committee, and has delegated certain responsibilities to those Committees.]

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[Audit Committee. The Audit Committee’s responsibilities include: (i) approving the selection, retention, termination and compensation of the Trust’s Independent Registered Public Accounting Firm; (ii) reviewing the scope of the Independent Registered Public Accounting Firm’s audit activity; (iii) reviewing the audited financial statements; and (iv) reviewing with such Independent Registered Public Accounting Firm the adequacy and the effectiveness of the Trust’s internal controls. The Audit Committee is composed entirely of Independent Trustees.]

[Nominating Committee. The Nominating Committee’s responsibilities include, among other things, identifying and recommending individuals for Board membership, and evaluating candidates for Board membership. The Nominating Committee will consider nominees for Trustee recommended by shareholders of a fund provided that such recommendations are submitted by the date disclosed in the fund’s proxy statement and otherwise comply with applicable securities laws, including Rule 14a-8 under the Exchange Act. The Nominating Committee is composed entirely of Independent Trustees.]

[For details regarding the number of times the standing committees of the Board of Trustees met during a fund’s last fiscal year, see “Trustee responsibilities and fees” in Part I of this SAI.]

[Risk Oversight. While risk management is the primary responsibility of the fund’s investment manager, the Trustees receive reports regarding investment risks, compliance risks and other risks. The Board also meets periodically with the funds’ Chief Compliance Officer to receive compliance reports. In addition, the Board meets periodically with the portfolio managers of the funds to receive reports regarding the management of the funds. The Board recognizes that the reports it receives concerning risk management matters are, by their nature, typically summaries of the relevant information. Moreover, the Board recognizes that not all risks that may affect the fund can be identified in advance; that it may not be practical or cost effective to eliminate or to mitigate certain risks; that it may be necessary to bear certain risks (such as investment-related risks) in seeking to achieve the fund’s investment objectives; and that the processes, procedures and controls employed to address certain risks may be limited in their effectiveness. As a result of the foregoing and for other reasons, the Board’s risk management oversight is subject to substantial limitations.]

Indemnification of Trustees

The Agreement and Declaration of Trust of each fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it has been finally adjudicated that (a) they have not acted in good faith, (b) they have not acted in the reasonable belief that their actions were (i) in the best interests of the fund or (ii) at least were not opposed to the best interests of the fund, (c) in the case of a criminal proceeding, they had reasonable cause to believe the action was unlawful or (d) they were liable to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

For details of Trustees’ fees paid by the fund and information concerning retirement guidelines for the Trustees, see “Charges and expenses” in Part I of this SAI.

Putnam Management and its Affiliates

Putnam Management is one of America’s oldest and largest money management firms. Putnam Management’s staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund’s portfolio. By pooling an investor’s money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937.

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Putnam Management is a subsidiary of Putnam Investments. Great-West Lifeco Inc., a financial services holding company with operations in Canada, the United States and Europe and a member of the Power Financial Corporation group of companies, owns a majority interest in Putnam Investments. Power Financial Corporation, a diversified management and holding company with direct and indirect interests in the financial services sector in Canada, the United States and Europe, is a subsidiary of Power Corporation of Canada, a diversified international management and holding company with interests in companies in the financial services, communications and other business sectors. The Desmarais Family Residuary Trust, a trust established pursuant to the Last Will and Testament of the Honourable Paul G. Desmarais, directly and indirectly controls a majority of the voting shares of Power Corporation of Canada.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Putnam Investments or its parent companies will benefit from the advisory fees, sales commissions, distribution fees and transfer agency fees paid or allowed by the fund.

The Management Contract

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund’s net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund’s portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers that furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

For details of Putnam Management’s compensation under the Management Contract, see “Charges and expenses” in Part I of this SAI.

[The fund pays an annual all-inclusive management fee of [●]% to Putnam Management based on the fund’s average daily net assets. The management fee is calculated and accrued daily. The management fee covers investment management services, as well as ordinary and recurring operating expenses (except certain expenses), which are paid of the management fee. The following expenses are not paid out of the management fee and thus are borne separately by the fund: [●].]

Expenses. The Management Contract provides that Putnam Management will pay all of the fund’s ordinary and recurring operating expenses, except for: [interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses].

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on not less than 60 days’ written notice. Subject to certain exceptions, it may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of

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Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

[Putnam Management has entered into a Master Sub-Accounting Services Agreement with State Street Bank and Trust Company (“State Street”), under which Putnam Management has delegated to State Street responsibility for providing certain administrative, pricing, and bookkeeping services for the fund. Putnam Management pays State Street a fee, monthly, based on a combination of fixed annual charges and charges based on the fund’s assets and the number and types of securities held by the fund, and reimburses State Street for certain out-of-pocket expenses.]

The Sub-Manager

If so disclosed in the fund’s prospectus, PIL, an affiliate of Putnam Management, has been retained as the sub-manager for a portion of the assets of the fund, as determined by Putnam Management from time to time, pursuant to a sub-management agreement between Putnam Management and PIL. Under the terms of the sub-management contract, PIL, at its own expense, furnishes continuously an investment program for that portion of each such fund that is allocated to PIL from time to time by Putnam Management and makes investment decisions on behalf of such portion of the fund, subject to the supervision of Putnam Management. Putnam Management may also, at its discretion, request PIL to provide assistance with purchasing and selling securities for the fund, including placement of orders with certain broker-dealers. PIL, at its expense, furnishes all necessary investment and management facilities, including salaries of personnel, required for it to execute its duties.

The sub-management contract provides that PIL shall not be subject to any liability to Putnam Management, the fund or any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties on the part of PIL.

The sub-management contract may be terminated with respect to a fund without penalty by vote of the Trustees or the shareholders of the fund, or by PIL or Putnam Management, on not more than 60 days’ nor less than 30 days’ written notice. The sub-management contract also terminates without payment of any penalty in the event of its assignment. Subject to applicable law, it may be amended by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. The sub-management contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not “interested persons” of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a “majority of the outstanding voting securities” as defined in the 1940 Act.

Portfolio Transactions

Potential conflicts of interest in managing multiple accounts.

Putnam Management

Like other investment professionals with multiple clients, the fund’s Portfolio Manager(s) may face certain potential conflicts of interest in connection with managing both the fund and the other accounts listed under “PORTFOLIO MANAGER(S)” “Other accounts managed” at the same time. The paragraphs below describe some of these potential conflicts, which Putnam Management believes are faced by investment professionals at most major financial firms. As described below, Putnam Management and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

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The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

• The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

• The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

• The trading of other accounts could be used to benefit higher-fee accounts (front-running).

• The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

Putnam Management attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam Management’s policies:

• Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

• All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

• All trading must be effected through Putnam’s trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

• Front running is strictly prohibited.

• Except as provided in Part I of this SAI, the fund’s Portfolio Manager(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam Management has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Manager(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam Management’s investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, Putnam Management or related persons may from time to time establish “pilot” or “incubator” accounts for the purpose of testing proposed investment strategies and products before offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. Putnam Management or an affiliate supplies the funding for these accounts. Putnam employees, including the fund’s Portfolio Manager(s), may also invest in certain pilot accounts. Putnam Management, and to the extent applicable, the Portfolio Manager(s) will benefit from the favorable investment performance of pilot accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam Management’s policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation – neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam Management’s daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

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A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Manager(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam Management’s trading desk may, to the extent permitted by applicable laws and regulations and where practicable, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam Management’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam Management’s opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. However, accounts advised or sub-advised by PIL will only place trades at an execution-only commission rate, whereas other Putnam accounts may pay an additional amount for research and other products and services (a “bundled” or “full service” rate). Putnam Management may aggregate trades in PIL accounts with other Putnam accounts that pay a bundled rate as long as all participating accounts pay the same execution rate. To the extent that non-PIL accounts pay a bundled rate, the PIL and other Putnam Management accounts would not be paying the same total commission rate. Certain other exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of Putnam Management’s trade oversight procedures in an attempt to ensure fairness over time across accounts.

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. Putnam Management and the fund’s Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different goals and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different goals, policies or restrictions than the fund. Depending on goals or other factors, the Portfolio Manager(s) may give advice and make decisions for another account that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Manager(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam Management has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

Under federal securities laws, a short sale of a security by another client of Putnam Management or its affiliates (other than another registered investment company) within five business days prior to a public offering of the same securities (the timing of which is generally not known to Putnam in advance) may prohibit the fund from participating in the public offering, which could cause the fund to miss an otherwise favorable investment opportunity or to pay a higher price for the securities in the secondary markets.

The fund’s Portfolio Manager(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts. For information on restrictions imposed on personal securities transactions of the fund’s Portfolio Manager(s), please see “Personal Investments by Employees of Putnam Management and Putnam Retail Management and Officers and Trustees of the Fund.”

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For information about other funds and accounts managed by the fund’s Portfolio Manager(s), please refer to “Who oversees and manages the fund(s)?” in the prospectus and “PORTFOLIO MANAGER(S)” “Other accounts managed” in Part I of the SAI.

Brokerage and research services.

Transactions on stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions may vary among different brokers. A particular broker may charge different commissions according to such factors as execution venue and exchange. Although the fund does not typically pay commissions for principal transactions in the over-the-counter markets, such as the markets for most fixed income securities and certain derivatives, an undisclosed amount of profit or “mark-up” is included in the price the fund pays. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. See “Charges and expenses” in Part I of this SAI for information concerning commissions paid by the fund.

It has for many years been a common practice in the investment advisory business for broker-dealers that execute portfolio transactions for the clients of advisers of investment companies and other institutional investors to provide those advisers with brokerage and research services, as defined in Section 28(e) of the Exchange Act. Consistent with this practice, Putnam Management receives brokerage and research services from broker-dealers with which Putnam Management places the fund’s portfolio transactions. The products and services that broker-dealers may provide to Putnam Management’s managers and analysts include, among others, trading systems and other brokerage services, economic and political analysis, fundamental and macro investment research, industry and company reviews, statistical information, market data, evaluations of investments, strategies, markets and trading venues, recommendations as to the purchase and sale of investments, performance measurement services and meetings with management of current or prospective portfolio companies or with industry experts. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. Research services provided by broker-dealers are supplemental to Putnam Management’s own research efforts and relieve Putnam Management of expenses it might otherwise have borne in generating such research. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive brokerage and research services even though Putnam Management might otherwise be required to purchase some of these services for cash. Putnam Management may also use portfolio transactions to generate “soft dollar” credits to pay for “mixed-use” services (i.e., products or services that may be used both for investment/brokerage- and non-investment/brokerage-related purposes), but in such instances Putnam Management uses its own resources to pay for that portion of the mixed-use product or service that in its good-faith judgment does not relate to investment or brokerage purposes. Putnam Management may also allocate trades to generate soft dollar credits for third-party investment research reports and related fundamental research.

Putnam Management places all orders for the purchase and sale of portfolio investments for the funds, and buys and sells investments for the funds, through a substantial number of brokers and dealers. In selecting broker-dealers to execute the funds’ portfolio transactions, Putnam Management uses its best efforts to obtain for each fund the most favorable price and execution reasonably available under the circumstances, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution and in considering the overall reasonableness of the brokerage commissions paid, Putnam Management, having in mind the fund’s best interests, considers all factors it deems relevant, including, in no particular order of importance, and by way of illustration, the price, size and type of the transaction, the nature of the market for the security or other investment, the amount of the commission, research and brokerage services provided by a broker-dealer (except that research is not a factor in selecting broker-dealers in the case of funds sub-advised by PIL), the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved, the

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benefit of any capital committed by a broker-dealer to facilitate the efficient execution of the transaction and the quality of service rendered by the broker-dealer in other transactions.

Except with respect to research services for funds sub-advised by PIL, Putnam Management may cause the fund to pay a broker-dealer that provides “brokerage and research services” (as defined in the Exchange Act and as described above) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission another broker-dealer would have charged for effecting that transaction. Putnam Management may also instruct an executing broker to “step out” a portion of the trades placed with a broker to other brokers that provide brokerage and research services to Putnam Management. Putnam Management’s authority to cause the fund to pay any such greater commissions or to instruct a broker to “step out” a portion of a trade is subject to the requirements of applicable law and such policies as the Trustees may adopt from time to time. It is the position of the staff of the SEC that Section 28(e) of the Exchange Act does not apply to the payment of such greater commissions in “principal” transactions. Accordingly, Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

PIL may not obtain research using brokerage commissions paid by funds sub-advised by PIL. PIL will use only “hard dollars” (i.e., from its own resources) to acquire external research used by London-based personnel, including fixed income personnel.

The Trustees of the funds have directed Putnam Management, subject to seeking most favorable pricing and execution, to use its best efforts to allocate a portion of overall fund trades to trading programs which generate commission credits to pay fund expenses (other than funds for which PIL serves as sub-adviser) such as shareholder servicing and custody charges. The extent of any commission credits generated for this purpose may vary significantly from time to time and from fund to fund depending on, among other things, the nature of each fund’s trading activities and market conditions.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract. Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund’s portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Principal Underwriter

Foreside, located at Three Canal Plaza, Suite 100, Portland, ME 04101, is the principal underwriter of shares of the funds. Foreside is a registered broker-dealer and a member of the Financial Industry Regulatory Authority. Foreside is not affiliated with Putnam Management or any other service provider for the funds.

See “Charges and expenses” in Part I of this SAI for information on payments received by Foreside.

Personal Investments by Employees of Putnam Management and Officers and Trustees of the Fund

Employees of Putnam Management, PIL, and officers and Trustees of the fund are subject to significant restrictions on engaging in personal securities transactions. These restrictions are set forth in the Codes of Ethics adopted by Putnam Management and PIL (the “Putnam Investments Code of Ethics”) and by the funds (the “Putnam ETFs Code of Ethics” and each of the Putnam Investments Code of Ethics and the Putnam ETFs Code of Ethics, a “Code of Ethics”). Each Code of Ethics, in accordance with Rule 17j-1 under the 1940 Act, contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the fund.

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The Putnam Investments Code of Ethics does not prohibit personnel from investing in securities that may be purchased or held by the fund. However, each Code of Ethics, consistent with standards recommended by the Investment Company Institute’s Advisory Group on Personal Investing and requirements established by Rule 17j-1 and rules adopted under the Investment Advisers Act of 1940, among other things, prohibits personal securities investments without pre-clearance, imposes time periods during which personal transactions may not be made in certain securities by employees with access to investment information, and requires the timely submission of broker confirmations and quarterly reporting of personal securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process.

The Putnam ETFs Code of Ethics incorporates and applies the restrictions of the Putnam Investments Code of Ethics to officers and Trustees of the fund who are affiliated with Putnam Investments. The Putnam ETFs Code of Ethics does not prohibit unaffiliated officers and Trustees from investing in securities that may be held by the fund; however, the Putnam ETFs Code of Ethics regulates the personal securities transactions of unaffiliated Trustees of the fund, including limiting the time periods during which they may personally buy and sell certain securities and requiring them to submit reports of personal securities transactions under certain circumstances.

The fund’s Trustees, in compliance with Rule 17j-1, approved each Code of Ethics and are required to approve any material changes to each Code of Ethics. The Trustees also provide continued oversight of personal investment policies and annually evaluate the implementation and effectiveness of each Code of Ethics.

Foreside relies on the principal underwriters exception under Rule 17j-1(c)(3), specifically where the Distributor is not affiliated with the Trust or the Adviser, and no officer, director, or general partner of the Distributor serves as an officer, director, or general partner of the Trust or the Adviser.

Transfer Agent

State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111, is the fund’s transfer agent. Putnam Management, and not the fund, bears the cost of these services under the terms of its management contract with the fund.

Custodian

State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston, Massachusetts 02111, is the fund’s custodian. State Street is responsible for safeguarding and controlling the fund’s cash and securities, handling the receipt and delivery of securities, collecting interest and dividends on the fund’s investments, [serving as the fund’s foreign custody manager, providing reports on foreign securities depositaries], making payments covering the expenses of the fund and performing other administrative duties. State Street does not determine the investment policies of the fund or decide which securities the fund will buy or sell. State Street has a lien on the fund’s assets to secure charges and advances made by it. The fund may from time to time enter into brokerage arrangements that reduce or recapture fund expenses, including custody expenses. The fund also has an offset arrangement that may reduce the fund’s custody fee based on the amount of cash maintained by its custodian.

Counsel to the Fund

Dechert LLP serves as counsel to the Fund, and is located at Three Bryant Park, 1095 Avenue of the Americas, New York, NY, United States of America 10036-6797.

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Counsel to the Independent Trustees

Ropes & Gray LLP serves as counsel to the Independent Trustees, and is located at Prudential Tower, 800 Boylston Street, Boston, Massachusetts 02199.

DETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share once each day the NYSE is open. Currently, the NYSE is closed Saturdays, Sundays and the following holidays: New Year’s Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving Day and Christmas Day. The fund determines net asset value as of the close of regular trading on the NYSE, normally 4:00 p.m. Eastern Time. The net asset value per share equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares.

Securities and other assets (“Securities”) for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such Securities. Currently, prices for these Securities are determined using the last reported sale price (or official closing price for Securities listed on certain markets) or, if no sales are reported (as in the case of some Securities traded over-the-counter), the last reported bid price, except that certain Securities are valued at the mean between the last reported bid and ask prices. All other Securities are valued by Putnam Management or other parties at their fair value following procedures approved by the Trustees.

Putnam Management values all other Securities at fair value using its internal resources. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the Securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted Securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such Securities and any available analysts’ reports regarding the issuer. In the case of Securities that are restricted as to resale, Putnam Management determines fair value based on the inherent worth of the Security without regard to the restrictive feature, adjusted for any diminution in value resulting from the restrictive feature.

Currency exchange rates used in valuing Securities are normally determined as of 4:00 p.m. Eastern Time.

Occasionally, events affecting such exchange rates may occur between the time of the determination of exchange rates and the close of the NYSE, which, in the absence of fair valuation, would not be reflected in the computation of the fund’s net asset value. If events materially affecting the currency exchange rates occur during such period, then the exchange rates used in valuing affected Securities will be valued by Putnam Management at their fair value following procedures approved by the Trustees.

The fund may also value its Securities at fair value under other circumstances pursuant to procedures approved by the Trustees.

Government Money Market Funds

“Government money market funds” as defined by Rule 2a-7 under the 1940 Act generally value their portfolio securities at amortized cost according to Rule 2a-7 under the 1940 Act.

Since the net income of a money market fund is declared as a dividend each time it is determined, the net asset value per share of a government money market fund typically remains at $1.00 per share immediately after such determination and dividend declaration. Any increase in the value of a shareholder’s investment in a money market fund representing the reinvestment of dividend income is reflected by an increase in the number of shares of that fund in the shareholder’s account on the last business day of each month. It is expected that a

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money market fund’s net income will normally be positive each time it is determined. However, if because of realized losses on sales of portfolio investments, a sudden rise in interest rates, or for any other reason the net income of a fund determined at any time is a negative amount, a money market fund may offset such amount allocable to each then shareholder’s account from dividends accrued during the month with respect to such account. If, at the time of payment of a dividend, such negative amount exceeds a shareholder’s accrued dividends, a money market fund may reduce the number of outstanding shares by treating the shareholder as having contributed to the capital of the fund that number of full and fractional shares which represent the amount of the excess. Each shareholder is deemed to have agreed to such contribution in these circumstances by his or her investment in a money market fund.

SHAREHOLDER LIABILITY

The Trust is a statutory trust organized under Delaware law. Delaware law provides that, except to the extent otherwise provided in the Agreement and Declaration of Trust, shareholders shall be entitled to the same limitations of personal liability extended to stockholders of private corporations for profit organized under the general corporation law of Delaware. The courts of some states, however, may decline to apply Delaware law on this point. The Agreement and Declaration of Trust contains an express disclaimer of shareholder liability for the debts, liabilities, obligations, and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or the funds.

The Agreement and Declaration of Trust provides that the Trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the Trust or the Trustees relating to the Trust or to a fund shall include a provision limiting the obligations created thereby to the Trust or to one or more funds and its or their assets. The Agreement and Declaration of Trust further provides that shareholders of a fund shall not have a claim on or right to any assets belonging to any other fund.

DISCLOSURE OF PORTFOLIO INFORMATION

The Trustees of the Putnam funds have adopted policies with respect to the disclosure of the fund’s portfolio holdings by the fund, Putnam Management, or their affiliates. These policies provide that information about the fund’s portfolio generally may not be released to any party prior to (i) the day after the posting of such information on the Putnam Investments website, (ii) the filing of the information with the SEC in a required filing, or (iii) the dissemination of such information to all shareholders simultaneously. Certain limited exceptions pursuant to the fund’s policies are described below. In addition, these policies do not apply to the sharing of fund portfolio holdings information with Putnam Investment personnel involved in the management of other Putnam funds that invest in such fund. The Trustees will periodically receive reports from the fund’s Chief Compliance Officer regarding the operation of these policies and procedures, including any arrangements to make non-public disclosures of the fund’s portfolio information to third parties. Putnam Management and its affiliates are not permitted to receive compensation or other consideration in connection with disclosing information about the fund’s portfolio holdings to third parties.

Public Disclosures

On each Business Day, before commencement of trading in shares on the listing exchange, each fund will disclose on its website the fund’s Tracking Basket and Tracking Basket Weight Overlap. The Tracking Basket published on the fund’s website each Business Day will include the following information for each portfolio holding in the Tracking Basket: (i) ticker symbol; (ii) CUSIP or other identifier; (iii) description of holding; (iv) quantity of each security or other asset held; and (v) percentage weight of the holding in the Tracking Basket.

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The fund will disclose its complete portfolio holdings, including the name, identifier, market value and weight of each security and instrument in the portfolio, on www.putnam.com on a monthly basis with a 30-day lag. The fund will also file its portfolio holdings with the SEC twice each year on Form N-CSR (with respect to each annual period and semi-annual period). In addition, the fund will file reports of portfolio holdings on Form N-PORT 60 days after each fiscal quarter (for the respective fiscal quarter), with the schedule of portfolio holdings filed on Form N-PORT for the third month of the first and third fiscal quarter made publicly available. Shareholders may obtain the Form N-CSR filings and the publicly available portions of Form N-PORT filings on the SEC’s website at http://www.sec.gov. Form N-CSR filings are available upon filing and information reported on Form N-PORT filings for the third month of a fiscal quarter is available 60 days after the end of the fiscal quarter. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s website.

Putnam Management or its affiliates may include fund portfolio information that has already been made public through a Web posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties, provided that, in the case of information made public through the Web, the information is disclosed no earlier than the day after the date of posting to the website.

Regulation Fair Disclosure

Each fund and persons acting on behalf of the fund will comply with Regulation Fair Disclosure as if it applied to them.

Other Disclosures

In order to address potential conflicts between the interest of fund shareholders, on the one hand, and those of Putnam Management or its affiliated persons or of the fund, on the other hand, the fund’s policies require that non-public disclosures of information regarding the fund’s portfolio may be made only if there is a legitimate business purpose consistent with fiduciary duties to all shareholders of the fund. In addition, the party receiving the non-public information must sign a non-disclosure agreement unless otherwise approved by the Chief Compliance Officer of the fund. Arrangements to make non-public disclosures of the fund’s portfolio information must be approved by the Chief Compliance Officer of the fund. The Chief Compliance Officer will report on an ongoing basis to a committee of the fund’s Board of Trustees consisting only of Trustees who are not “interested persons” of the fund or Putnam Management regarding any such arrangement that the fund may enter into with third parties other than service providers to the fund.

Daily portfolio composition files (“PCFs”) that identify the securities included in the Tracking Basket will be provided as frequently as daily to each fund’s service providers to facilitate the provision of services to each fund and to certain other entities in connection with the dissemination of information necessary for transactions in Creation Units. Each business day prior to the opening of the listing exchange, a PCF containing a list of the names and the required number of shares of each Deposit Security for each fund will be provided for dissemination through the facilities of the NSCC; through other fee-based services to NSCC members; subscribers to the fee-based services, including Authorized Participants; and to entities that publish and/or analyze such information in connection with the process of purchasing or redeeming Creation Units or trading fund shares in the secondary market. In addition to making PCFs available to the NSCC, each fund will disclose the PCF or portions thereof as frequently as daily on www.putnam.com.

The fund may also periodically provide non-public information about its portfolio holdings to rating and ranking organizations and other providers of industry data, such as Lipper Inc., Morningstar Inc., Bloomberg and Thomson Reuters, in connection with those firms’ research on and classification of the fund and in order to gather information about how the fund’s attributes (such as volatility, turnover, and expenses) compare with those of peer funds. The fund may also periodically provide non-public information about its portfolio holdings to consultants that provide portfolio analysis services or other investment research or trading

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analytics. Such recipients of portfolio holdings include Barclays, Factset, ITG, Trade Infomatics, ConsenSys, ENSO Financial Analytics, Bloomberg and Credit Suisse. Any such rating, ranking, or consulting or other firm would be required to keep the fund’s portfolio information confidential and would be prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the fund. Such firms may receive portfolio holdings information only from certain funds and such information may be provided in greater or lesser detail depending on the nature of the services provided by the relevant firm.

In addition, Putnam Management offers model SMA portfolios to sponsoring broker-dealers that in turn offer those portfolios to their customers. The model SMA portfolios may follow investment programs that are similar or identical in material respects to those of specific Putnam funds or other client accounts and, as a result, there may be substantial overlap between the securities holdings and transactions of a model SMA portfolio and those of any similarly managed funds or accounts. When Putnam Management makes changes to a model SMA portfolio, it communicates those changes to sponsoring broker-dealers, and these communications include certain non-public portfolio holdings information and trading instructions. Putnam Management typically provides these changes to sponsoring broker-dealers at the same time that it instructs its trading desk to place trades to effect the same changes for any similarly managed funds or accounts. As a result, it is possible that a broker-dealer offering a model SMA portfolio to its clients, or the clients themselves, may be able to infer the portfolio holdings of any Putnam fund or client account that is managed similarly to the model SMA portfolio and may use this information for their own benefit, which could negatively impact the fund’s or client account’s ability to execute purchase and sale transactions or the price at which those transactions may be executed. To protect against these risks, Putnam Management’s agreements with broker-dealers sponsoring model SMA portfolios contain confidentiality provisions aimed at preventing the misuse of non-public portfolio holdings information. Furthermore, while Putnam Management typically provides sponsoring broker-dealers with trading instructions for model SMA portfolios on a real-time basis, Putnam Management only releases full model SMA portfolio holdings to current and prospective sponsoring broker-dealers in accordance with the portfolio holdings release schedule used for its funds.

INFORMATION SECURITY RISKS

Cyber security risk. With the increased use of interconnected technologies such as the Internet and the dependence on computer systems to perform necessary business functions, investment companies such as the fund and its service providers may be prone to operational, information security and related risks resulting from third-party cyber-attacks and/or other technological malfunctions. Cyber-attacks may include stealing or corrupting data maintained online or digitally, preventing legitimate users from accessing information or services on a website, releasing confidential information without authorization, and causing operational disruption. Successful cyber-attacks against, or security or technology breakdowns of, the fund or its adviser, custodian, transfer agent, or other affiliated or third-party service providers may adversely affect the fund and its shareholders. For example, cyber-attacks may interfere with the processing of shareholder transactions, impact the fund’s ability to calculate its net asset value, cause the release of private shareholder information or confidential fund information, impede trading, cause reputational damage, and subject the fund or others to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and additional compliance costs. Similar types of cyber security risks also are present for issuers of securities in which the fund invests, which could result in material adverse consequences for such issuers, and may cause the fund’s investment in such securities to lose value. The fund and Putnam Investments may have limited ability to prevent or mitigate cyber-attacks or security or technology breakdowns affecting the fund’s third-party service providers. While Putnam has established business continuity plans and systems designed to prevent or reduce the impact of cyber-attacks, such plans and systems are subject to inherent limitations.

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PROXY VOTING GUIDELINES AND PROCEDURES

[To be updated by amendment.]

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Appendix A: Proxy Voting Guidelines

[To be updated by amendment.]

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PUTNAM ETF Trust

FORM N-1A

PART C

OTHER INFORMATION

Item 28.       Exhibits

(a)(1) Certificate of Trust dated December 21, 2020 – filed herewith.

(a)(2) Agreement and Declaration of Trust dated December 21, 2020 – filed herewith.

(b) Bylaws dated as of December 21, 2020 – filed herewith.

(c)(1) Portions of Agreement and Declaration of Trust Relating to Shareholders’ Rights – [to be filed by amendment].

(c)(2) Portions of Bylaws Relating to Shareholders’ Rights – [to be filed by amendment].

(d)(1) Management Contract with Putnam Investment Management, LLC dated [•] – to be filed by amendment.

(d)(2) Sub-Management Contract between Putnam Investment Management, LLC and Putnam Investments Limited dated [•] – to be filed by amendment.

(e)(1) Distributor’s Contract with Putnam Retail Management Limited Partnership dated [•] – to be filed by amendment.

(e)(2) Form of Authorized Participant Agreement dated [•] – to be filed by amendment.

(f) Trustee Retirement Plan dated [•] – to be filed by amendment.

(g) Master Custodian Agreement with State Street Bank and Trust Company dated [•] – to be filed by amendment.

(h)(1) Transfer Agent Agreement with State Street Bank and Trust Company dated [•] – to be filed by amendment.

(h)(2) [Master Interfund Lending Agreement with the Trusts party thereto and Putnam Investment Management, LLC dated [•]]

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(h)(3) Form of Indemnification Agreement dated [•] – to be filed by amendment.

(i) Opinion of Dechert LLP – to be filed by amendment.

(j) Consent of Independent Registered Public Accounting Firm – to be filed by amendment.

(k) Not applicable.

(l) [Investment Letter from Putnam Investments, LLC to the Registrant – to be filed by amendment. (P)]

(m) 12b-1 Distribution Plan and Agreement dated [•] – to be filed by amendment.

(n) Not applicable.

(p)(1) The Putnam Funds Code of Ethics dated [•] – to be filed by amendment.

(p)(2) Putnam Investments Code of Ethics dated [•] – to be filed by amendment.

Item 29.	Persons Controlled by or Under Common Control with the Fund

The Fund is not controlled by or under common control with any other person.

Item 30.	Indemnification

Reference is made to Article VII, sections 5 through 6, of the Registrant’s Agreement and Declaration of Trust, which is filed herewith. [In addition, the Registrant maintains a trustees and officers liability insurance policy under which the Registrant and its trustees and officers are named insureds. Certain service providers to the Registrant also have contractually agreed to indemnify and hold harmless the trustees against liability arising in connection with the service provider’s performance of services under the relevant agreement.]

[Putnam ETF Trust (each, a “Trust”) has also agreed to contractually indemnify each Trustee. The agreement between the Trusts and each Trustee, in addition to delineating certain procedural aspects relating to indemnification and advancement of expenses to the fullest extent permitted by the Registrant’s Agreement and Declaration of Trust and Bylaws and the laws of state of Delaware, the Securities Act of 1933, the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as now or hereafter in force, provides that each Trust

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severally shall indemnify and hold harmless the Trustee against any and all expenses actually and reasonably incurred by the Trustee in any proceeding arising out of or in connection with the Trustee’s service to the Trust, unless the Trustee has been adjudicated in a final adjudication on the merits to have engaged in certain disabling conduct.]

Insofar as indemnification for liabilities arising under the Securities Act of 1933,

as amended, may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant’s organizational instruments or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933, as amended, and, therefore, is unenforceable.

Item 31.	Business and Other Connections of the Investment Adviser

Except as set forth below, the directors and officers of each of Putnam Investment Management, LLC, the Registrant’s investment adviser (the “Investment Adviser”), Putnam Investments Limited and investment sub-manager (the “Sub-Manager”) have been engaged during the past two fiscal years in no business, profession, vocation or employment of a substantial nature other than as directors or officers of the Investment Adviser, Sub-Manager, or certain of the Investment Adviser’s corporate affiliates. Certain officers of the Investment Adviser serve as officers of some or all of the Putnam funds. The address of the Investment Adviser, its corporate affiliates other than the Sub-Manager, and the Putnam funds is 100 Federal Street, Boston, Massachusetts 02110. The address of the Sub-Manager is 16 St James’s Street, London, England, SW1A 1ER.

Name and Title	Non-Putnam business, profession, vocation or employment
N/A

Item 32.	Principal Underwriter

(a) Foreside Fund Services, LLC is the principal underwriter for each of the following investment companies, including the Registrant:

[•]

(b) The officers and manager of the Registrant’s principal underwriter are listed below. No officer of the Registrant’s principal underwriter is an officer of the Registrant.

The principal business address of each person listed below is Three Canal Plaza, Suite 100, Portland, Maine 04101.

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Name	Position and Office with the Underwriter
Richard J. Berthy	President, Treasurer and Manager
Mark A. Fairbanks	Vice President
Jennifer K. DiValerio	Vice President
Nanette K. Chern	Vice President and Chief Compliance Officer
Jennifer E. Hoopes	Secretary

(c) Not applicable.

Item 33.	Location of Accounts and Records

Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the Rules promulgated thereunder are the Registrant’s Clerk, [  ]; the Registrant’s investment adviser, PIM; the Registrant’s principal underwriter, Foreside Fund Services, LLC (Foreside); and the Registrant’s custodian and transfer agent, State Street Bank and Trust Company (which, in addition to its duties as custodian and transfer agent, also provides certain administrative, pricing and bookkeeping services). The address of the Clerk and PIM is 100 Federal Street, Boston, Massachusetts 02110. Foreside is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. State Street Bank and Trust Company is located at State Street Financial Center, One Lincoln Street, Boston, Massachusetts 02111.

Item 34.	Management Services

None.

Item 35.	Undertakings

None.

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POWER OF ATTORNEY

We, the undersigned Trustees of Putnam ETF Trust, hereby severally constitute and appoint Aaron Cooper, Robert Burns, Peter Fariel, and Stephen Tate, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statements on Form N-1A of Putnam ETF Trust and any and all amendments (including post-effective amendments) to said Registration Statements and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

WITNESS my hand and seal on the date set forth below.

Signature	Title	Date

/s/ Liaquat Ahamed	Trustee	February 14, 2021
Liaquat Ahamed

/s/ Katinka Domotorffy	Trustee	February 14, 2021
Katinka Domotorffy

/s/ Catharine Bond Hill	Trustee	February 13, 2021
Catharine Bond Hill

/s/ Mona K. Sutphen	Trustee	February 16, 2021
Mona K. Sutphen

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 17th day of February, 2021.

Putnam Sustainable Leaders Fund

By: Aaron Cooper, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title

/s/ Aaron Cooper
Aaron Cooper	President and Trustee

Liaquat Ahamed
Liaquat Ahamed*	Chair, Trustee

Katinka Domotorffy
Katinka Domotorffy*	Trustee

Catharine Bond Hill
Catharine Bond Hill*	Trustee

Mona K. Sutphen
Mona K. Sutphen*	Trustee

By: Robert T. Burns, as Attorney-in-Fact
February 17, 2021

* Signed pursuant to power of attorney filed herewith.

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EXHIBIT INDEX

Item 28. Exhibits

(a)(1) Certificate of Trust.

(a)(2) Agreement and Declaration of Trust.

(b) Bylaws.

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